File No. 33-44186
                                                                        811-6485

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

--------------------------------------------------------------------------------

                                    FORM N-1A

      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                |X|

             Pre-Effective Amendment No.  _______                            |_|


             Post-Effective Amendment No. 37                                 |X|


      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        |X|


             Amendment No. 39                                                |X|


--------------------------------------------------------------------------------

                        SELIGMAN GLOBAL FUND SERIES, INC.
               (Exact name of registrant as specified in charter)

--------------------------------------------------------------------------------

                    100 PARK AVENUE, NEW YORK, NEW YORK 10017
                     (Address of principal executive office)

--------------------------------------------------------------------------------

                 Registrant's Telephone Number: 212-850-1864 or
                             Toll Free: 800-221-2450

--------------------------------------------------------------------------------

                          LAWRENCE P. VOGEL, Treasurer
                                 100 Park Avenue
                            New York, New York 10017
                     (Name and address of agent for service)
--------------------------------------------------------------------------------

 It is proposed that this filing will become effective (check appropriate box):

|_|   immediately upon filing pursuant to paragraph (b)


|_|   on (date) pursuant to paragraph (b)


|_|   60 days after filing pursuant to paragraph (a)(1)


|X|   on February 27, 2004 pursuant to paragraph (a)(1)


|_|   75 days after filing pursuant to paragraph (a)(2)

|_|   on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

|_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                                      Prospectus

                                                                   March 1, 2004

Seligman
Global Fund Series, Inc.

--------------------------------------------------------------------------------
Investing Around the World for Capital Appreciation
--------------------------------------------------------------------------------

o     Emerging Markets Fund

o     Global Growth Fund

o     Global Smaller Companies Fund

o     Global Technology Fund

o     International Growth Fund

The Securities and Exchange Commission has neither approved nor disapproved these Funds, and it has not determined this Prospectus to be accurate or adequate. Any representation to the contrary is a criminal offense.

An investment in these Funds or any other fund cannot provide a complete investment program. The suitability of an investment in a Fund should be evaluated based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals, and time horizons. We recommend that you consult an authorized dealer or your financial advisor to determine if one or more of these Funds is suitable for you.

                                   managed by

                                     [LOGO]

                             J. & W. SELIGMAN & CO.
                                  INCORPORATED
                                ESTABLISHED 1864

EQSGFS1 3/2004

Table of Contents

This prospectus contains information about Seligman Global Fund Series, Inc., which consists of five separate funds.

The Funds

A discussion of the investment strategies, risks, performance and expenses of the Funds.


      Seligman Emerging Markets Fund ................................    1

      Seligman Global Growth Fund ...................................    6

      Seligman Global Smaller Companies Fund ........................   11

      Seligman Global Technology Fund ...............................   16

      Seligman International Growth Fund ............................   21

      Management of the Funds .......................................   26

      Subadviser ....................................................   26

Subadviser Performance ..............................................   28

Shareholder Information

      Deciding Which Class of Shares to Buy .........................   35

      Pricing of Fund Shares ........................................   39

      Opening Your Account ..........................................   39

      How to Buy Additional Shares ..................................   40

      How to Exchange Shares Among the Seligman Mutual Funds ........   41

      How to Sell Shares ............................................   41

      Important Policies That May Affect Your Account ...............   42

      Dividends and Capital Gain Distributions ......................   43

      Taxes .........................................................   44

      The Seligman Mutual Funds .....................................   45

Financial Highlights ................................................   47

How to Contact Us ...................................................   64

For More Information ........................................   back cover

The Funds

Seligman Emerging Markets Fund
--------------------------------------------------------------------------------

Investment Objective

The Emerging Markets Fund's investment objective is long-term capital appreciation.

Principal Investment Strategies

The Fund uses the following principal investment strategies to seek its investment objective:

The Fund generally invests at least 80% of its net assets in equity securities of companies that conduct their principal business activities in emerging markets, are organized under the laws of or maintain their principal place of business in emerging markets, or whose securities are traded principally on exchanges in emerging markets.

The Fund will focus its investments in those emerging markets in which the investment manager believes the economies are developing strongly and markets are becoming more liquid, or other emerging markets that meet the portfolio manager's criteria for investability. The Fund seeks to benefit from policies of economic development being adopted in many emerging markets. These policies include domestic price reform, reducing internal budget deficits, privatization, encouraging foreign investments, and developing capital markets.

--------------------------------------------------------------------------------

      Emerging Market:

      A market in a developing country or a market represented in the Morgan Stanley Capital International Emerging Markets Free Index. Developing countries are those classified by the World Bank as low-income or middle-income economies, regardless of their particular stage of development. Low-income and middle-income economies are currently defined as those with 2001 per capita Gross National Income ("GNI") of US $9,205 or less.

--------------------------------------------------------------------------------

The Fund combines a bottom-up investment style with top-down analysis of regions, countries and sectors. This means the investment manager concentrates first on analysis of individual companies then on analysis of individual sectors, countries and regions.

In selecting individual securities, the investment manager looks to identify companies that it believes display one or more of the following:

o     Operate in growing markets

o Attractive valuations relative to cash earnings forecasts or other valuation criteria

o Unique sustainable competitive advantages (e.g., market share, proprietary products)

o     Improving industry or country fundamentals

Following stock selection, the manager then focuses on portfolio construction which considers top-down risk control based on such factors as:

o Relative economic growth potential of the various economies and securities markets

o Political, financial, and social conditions influencing investment opportunities

o     Relative rates of earnings growth

o     Interest rate outlook and expected levels of inflation

o     Market prices relative to historic averages

The Fund generally sells a stock if the investment manager believes its target price has been reached, its earnings are disappointing, its revenue growth has slowed, its underlying fundamentals have deteriorated, or there are deteriorating industry or country fundamentals. The Fund may also sell or trim a stock if the investment manager believes, from a risk control prospective, the stock's position size is inappropriate for the portfolio. Also stocks may be sold when negative country, currency, or general industry factors affect a company's outlook, or to meet cash requirements.

The Fund may invest in all types of securities, many of which will be denominated in currencies other than the US dollar. The securities may be listed on a US or foreign stock exchange or traded in US or foreign over-the-counter markets. The Fund normally concentrates its investments in common stocks; however, it may invest in other types of equity securities, including securities convertible into or exchangeable for common stock, depositary receipts, and rights and warrants to purchase common stock. The Fund also may invest up to 20% of its assets in preferred stock and investment-grade or comparable quality debt securities.

The Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold), and may from time to time enter into forward foreign currency exchange contracts in an attempt to manage the risk of adverse changes in currencies. The Fund may also purchase put options in an attempt to hedge against a decline in the price of securities it holds in its portfolio. A put option gives the Fund the right to sell an underlying security at a particular price during a fixed period of time. Forward foreign currency exchange contracts and put options on securities may not be available to the Fund on reasonable terms in many situations, and the Fund may frequently choose not to enter into such contracts or purchase such options even when they are available.

The Fund may also invest up to 10% of its assets in exchange-traded funds ("ETFs"). ETFs are traded, like individual stocks, on an exchange, but they represent baskets of securities that seek to track the performance of certain indices. The indices include not only broad-market indices but more specific indices as well, including those relating to particular sectors, countries and regions. The Fund may invest in ETFs for short-term cash management purposes or as part of its overall investment strategy.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, or other conditions. This could prevent the Fund from achieving its objective.


The Fund's investment objective may be changed only with shareholder approval. The principal investment strategies may be changed without shareholder approval. Any changes to these strategies, however, must be approved by the Fund's Board of Directors. Shareholders will be provided with at least 60 days prior written notice of any change to the "80%" investment policy described in the second paragraph under "Principal Investment Strategies."


There is no guarantee the Fund will achieve its objective.

Principal Risks

The Fund's net asset value may fluctuate more than other equity funds or other global equity funds that do not invest heavily in emerging markets. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them. Emerging countries may have relatively unstable governments, economies based on less diversified industrial bases, and securities markets that trade a smaller number of securities. Companies in emerging markets are often smaller, less seasoned, and more recently organized than many US companies.

Investing in securities of foreign issuers involves risks not associated with US investments, including currency fluctuation, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions and settlement and custody risks. Investing in emerging markets involves a greater degree of risk, and an investment in the Fund should be considered speculative.

Investments in smaller companies typically involve greater risks than investments in larger companies. Small company stocks, as a whole, may experience larger price fluctuations than large-company stocks or other types of investments. Some small companies may have shorter operating histories, less experienced management and limited product lines, markets, and financial or managerial resources.

The Fund may be negatively affected by the broad investment environment in the international or US securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events.

The Fund may not invest 25% or more of its total assets in securities of companies in any one industry. The Fund may, however, invest a substantial percentage of its assets in certain industries or economic sectors believed by the investment manager to offer good investment opportunities. If an industry or economic sector in which the fund is invested falls out of favor, the Fund's performance may be negatively affected.

To the extent the Fund invests some of its assets in other higher-risk securities, such as illiquid securities, it may be subject to higher price volatility.

If the Fund invests in ETFs, shareholders would bear not only their proportionate share of the Fund's expenses (including operating expenses and advisory fees), but also similar expenses of the ETFs.

The Fund may actively and frequently trade securities in its portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs which may increase the Fund's expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.



Past Performance

The information below provides some indication of the risks of investing in the Fund by showing how the performance of Class A shares has varied year to year, as well as how the performance of certain of the Fund's classes compares to two widely-used measures of performance.

Although the Fund's fiscal year ends on October 31, the performance is provided on a calendar year basis to assist you in comparing the returns of the Fund with the returns of other mutual funds. How the Fund has performed in the past, before and after taxes, however, is not necessarily an indication of how the Fund will perform in the future.

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If sales charges were included, the returns would be lower. The average annual total returns presented in the table on the following page do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Returns for periods of less than one year are not annualized.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class B, Class C, Class D and Class R shares will vary due to differing fees and expenses. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

Class A Annual Total Returns--Calendar Years

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

        6.35%    -27.45%    60.69%    -44.60%    -1.44%    -6.46%    57.68%
--------------------------------------------------------------------------------
        1997      1998       1999       2000      2001      2002     2003

         Best calendar quarter return: 33.99% - quarter ended 12/31/99. Worst calendar quarter return: -25.67% - quarter ended 9/30/98.

Average Annual Total Returns - Periods Ended 12/31/03


                                                                       Class A, B, D       Class C           Class R
                                               One         Five       Since Inception  Since Inception   Since Inception
                                               Year        Years          5/28/96          5/27/99           4/30/03
------------------------------------------------------------------------------------------------------------------------
Class A
------------------------------------------------------------------------------------------------------------------------
Return before taxes                            50.32%       4.29%           (0.76)%           n/a              n/a
------------------------------------------------------------------------------------------------------------------------
Return after taxes on distributions            50.32        4.29            (0.76)            n/a              n/a
------------------------------------------------------------------------------------------------------------------------
Return after taxes on distributions and
  sale of Fund shares                          32.71        3.69            (0.64)            n/a              n/a
------------------------------------------------------------------------------------------------------------------------
Class B                                        51.44        4.16            (0.87)            n/a              n/a
------------------------------------------------------------------------------------------------------------------------
Class C                                        54.00         n/a              n/a            1.63%             n/a
------------------------------------------------------------------------------------------------------------------------
Class D                                        55.44        4.46            (0.87)            n/a              n/a
------------------------------------------------------------------------------------------------------------------------
Class R                                          n/a         n/a              n/a             n/a            53.37
------------------------------------------------------------------------------------------------------------------------
MSCI EMF Index                                 56.28       10.61             0.69(1)         6.21            52.44
------------------------------------------------------------------------------------------------------------------------
Lipper Emerging Markets Funds Average          55.24       11.70             1.73(2)         8.06            51.28
------------------------------------------------------------------------------------------------------------------------


-----------
The Morgan Stanley Capital International Emerging Markets Free Index ("MSCI EMF Index") and the Lipper Emerging Markets Funds Average are unmanaged benchmarks that assume the reinvestment of all distributions except that for periods prior to June 30, 2001, the MSCI EMF Index measured price performance only. The Lipper Emerging Markets Funds Average excludes the effect of sales charges and taxes and the MSCI EMF Index excludes the effect of fees, sales charges and taxes. The MSCI EMF Index measures the performance of stocks in 26 emerging market countries in Europe, Latin America, and the Pacific Basin which are available to foreign investors. The Lipper Emerging Markets Funds Average measures the performance of mutual funds which invest at least 65% of total assets in equity securities of companies in emerging markets. Investors cannot invest directly in an average or Index.


(1)   From 5/31/96.

(2)   From 5/30/96.

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing 12b-1 fees. Shareholder fees are charged directly to your account. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.

Shareholder Fees                                                        Class A     Class B      Class C     Class D      Class R
-----------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                              4.75%          5%           2%          1%           1%
-----------------------------------------------------------------------------------------------------------------------------------
 Maximum Sales Charge (Load) on Purchases (as a % of offering price)     4.75%(1) none               1%        none         none
-----------------------------------------------------------------------------------------------------------------------------------
 Maximum Deferred Sales Charge (Load) (CDSC) on Redemptions
  (as a % of original purchase price or current net asset value,
  whichever is less)                                                      none(1)       5%           1%          1%           1%
-----------------------------------------------------------------------------------------------------------------------------------

Annual Fund Operating Expenses
-----------------------------------------------------------------------------------------------------------------------------------
(as a percentage of average net assets)
-----------------------------------------------------------------------------------------------------------------------------------
Management Fees                                                          1.25%       1.25%        1.25%       1.25%        1.25%
-----------------------------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                                 0.25%       1.00%        1.00%       1.00%        0.50%
-----------------------------------------------------------------------------------------------------------------------------------
Other Expenses                                                           2.11%       2.11%        2.11%       2.11%        2.11%
-----------------------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                     3.61%       4.36%        4.36%       4.36%        3.86%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------
(1) If you buy Class A shares for $1,000,000 or more, you do not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example

This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses (including the management fee) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                       1 Year        3 Years        5 Years         10 Years
------------------------------------------------------------------------------
Class A                 $821          $1,528         $2,255          $4,162
------------------------------------------------------------------------------
Class B                  937           1,621          2,415           4,349+
------------------------------------------------------------------------------
Class C                  632           1,407          2,293           4,557
------------------------------------------------------------------------------
Class D                  537           1,321          2,215           4,502
------------------------------------------------------------------------------
Class R                  488           1,178          1,986           4,087
------------------------------------------------------------------------------

If you did not sell your shares at the end of each period, your costs would be:

                       1 Year        3 Years        5 Years         10 Years
------------------------------------------------------------------------------
Class A                 $821          $1,528         $2,255          $4,162
------------------------------------------------------------------------------
Class B                  437           1,321          2,215           4,349+
------------------------------------------------------------------------------
Class C                  533           1,407          2,293           4,557
------------------------------------------------------------------------------
Class D                  437           1,321          2,215           4,502
------------------------------------------------------------------------------
Class R                  488           1,178          1,986           4,087
----------------------------------------------------------------------------

---------------
+ Class B shares will automatically convert to Class A shares approximately eight years after purchase.

--------------------------------------------------------------------------------

   Management Fees:

   Fees paid out of Fund assets to the investment manager to compensate it for managing the Fund.

   12b-1 Fees:

   Fees paid out by each Class, pursuant to a plan adopted by the Fund under Rule 12b-1 of the Investment Company Act of 1940. The plan allows each Class to pay distribution and/or service fees for the sale and distribution of its shares and for providing services to shareholders.

   Other Expenses:


   Miscellaneous expenses of running the Fund, including such things as shareholder account services, registration, custody, auditing and legal fees.


--------------------------------------------------------------------------------

Seligman Global Growth Fund
--------------------------------------------------------------------------------

Investment Objective

The Global Growth Fund's investment objective is long-term capital appreciation.

Principal Investment Strategies

The Fund uses the following principal investment strategies to seek its investment objective:

The Fund invests primarily in equity securities of non-US and US growth companies that have the potential to benefit from global economic or social trends. The Fund may invest in high-quality, large and mid-capitalization companies that are considered leaders in their industries, emphasizing those industries that are growing on a global basis. Typically, the Fund will invest in several countries in different geographic regions. Additionally, the Fund may invest up to 15% in emerging market equities.

The Fund uses an investment style that is focused on identifying growth sectors and leading global growth companies within these sectors. Characteristics of a global leader include: a brand franchise with leading market share, a sustained competitive advantage, a forward-looking management team, and high relative earnings growth.

In selecting individual securities, the portfolio manager looks to identify companies that it believes display one or more of the following:

o Attractive valuations relative to earnings forecasts or other valuation criteria (e.g., return on equity or accelerating earnings growth)

o     Quality management

o     Strong possibility of multiple expansion

o     Unique competitive advantages (e.g., market share, proprietary products)

o     Potential for improvement in overall operations

The Fund generally sells a stock if the portfolio manager believes its target price has been reached, its earnings are disappointing, its revenue or earnings growth has slowed, or the stock's or industry's underlying fundamentals have deteriorated. The Fund may also sell a stock if the portfolio manager believes that negative country or regional factors or shifting in global trends may negatively affect a company's outlook, or to meet cash requirements.

The Fund may invest in all types of securities, many of which will be denominated in currencies other than the US dollar. The Fund normally concentrates its investments in common stocks; however, it may invest in other types of equity securities, including securities convertible into or exchangeable for common stock, depositary receipts, and rights and warrants to purchase common stock. The Fund also may invest up to 25% of its assets in preferred stock and investment-grade or comparable quality debt securities.

The Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold), and may from time to time enter into forward foreign currency exchange contracts in an attempt to manage the risk of adverse changes in currencies. The Fund may also purchase put options in an attempt to hedge against a decline in the price of securities it holds in its portfolio. A put option gives the Fund the right to sell an underlying security at a particular price during a fixed period of time. Forward foreign currency exchange contracts and put options on securities may not be available to the Fund on reasonable terms in many situations, and the Fund may frequently choose not to enter into such contracts or purchase such options even when they are available.

The Fund may also invest up to 10% of its assets in exchange-traded funds ("ETFs"). ETFs are traded, like individual stocks, on an exchange, but they represent baskets of securities that seek to track the performance of certain indices. The indices include not only broad-market indices but more specific indices as well, including those relating to particular sectors, countries and regions. The Fund may invest in ETFs for short-term cash management purposes or as part of its overall investment strategy.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, or other conditions. This could prevent the Fund from achieving its objective.

The Fund's investment objective may be changed only with shareholder approval. The principal investment strategies may be changed without shareholder approval. Any changes to these strategies, however, must be approved by the Fund's Board of Directors.

There is no guarantee the Fund will achieve its objective.

Principal Risks

Stock prices fluctuate. Therefore, as with any fund that invests in stocks, the Fund's net asset value will fluctuate. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them.

Investing in securities of foreign issuers involves risks not associated with US investments, including currency fluctuations, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions and settlement and custody risks.

The Fund seeks to limit the risk of investing in foreign securities by diversifying its investments among different countries, as well as among different themes. Diversification reduces the effect events in any one country will have on the Fund's entire investment portfolio. However, a decline in the value of the Fund's investments in one country may offset potential gains from investments in another country.

If global trends do not develop as the manager expects, the Fund's performance could be negatively affected.

The Fund may be negatively affected by the broad investment environment in the international or US securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events.

The Fund may not invest 25% or more of its total assets in securities of companies in any one industry. The Fund may, however, invest a substantial percentage of its assets in certain industries or economic sectors believed by the investment manager to offer good investment opportunities. if an industry or economic sector in which the Fund is invested falls out of favor, the Fund's performance may be negatively affected.

To the extent the Fund invests some of its assets in higher-risk securities, such as illiquid securities, it may be subject to higher price volatility.

If the Fund invests in ETFs, shareholders would bear not only their proportionate share of the Fund's expenses (including operating expenses and advisory fees), but also similar expenses of the ETFs.

The Fund may actively and frequently trade securities in its portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs which may increase the Fund's expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Past Performance

The information below provides some indication of the risks of investing in the Fund by showing how the performance of Class A shares has varied year to year, as well as how the performance of certain of the Fund's classes compares to three widely-used measures of performance.

Although the Fund's fiscal year ends on October 31, the performance is provided on a calendar year basis to assist you in comparing the returns of the Fund with the returns of other mutual funds. How the Fund has performed in the past, before and after taxes, however, is not necessarily an indication of how the Fund will perform in the future.

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If sales charges were included, the returns would be lower. The average annual total returns presented in the table on the following page do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Returns for periods of less than one year are not annualized.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class B, Class C, Class D and Class R shares will vary due to differing fees and expenses. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

Class A Annual Total Returns--Calendar Years



   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

13.01%    11.52%    22.75%    42.80%    -17.17%    -21.53%    -31.10%     29.96%
--------------------------------------------------------------------------------
 1996      1997      1998      1999       2000       2001      2002       2003

         Best calendar quarter return: 24.43% - quarter ended 12/31/99. Worst calendar quarter return: -20.56% - quarter ended 12/31/00.

Average Annual Total Returns - Periods Ended 12/31/03


                                                                Class A and D        Class B          Class C          Class R
                                        One        Five        Since Inception   Since Inception  Since Inception  Since Inception
                                        Year       Years           11/1/95           4/22/96          5/27/99          4/30/03
----------------------------------------------------------------------------------------------------------------------------------
Class A
----------------------------------------------------------------------------------------------------------------------------------
Return before taxes                    23.70%      (4.56)%           2.92%              n/a              n/a               n/a
----------------------------------------------------------------------------------------------------------------------------------
Return after taxes on distributions    23.70       (5.64)            2.02               n/a              n/a               n/a
----------------------------------------------------------------------------------------------------------------------------------
Return after taxes on distributions
 and sale of Fund shares               15.41       (3.74)            2.47               n/a              n/a               n/a
----------------------------------------------------------------------------------------------------------------------------------
Class B                                23.84       (4.59)             n/a              1.39%             n/a               n/a
----------------------------------------------------------------------------------------------------------------------------------
Class C                                26.73         n/a              n/a               n/a            (5.54)%             n/a
----------------------------------------------------------------------------------------------------------------------------------
Class D                                28.05       (4.28)            2.81               n/a              n/a               n/a
----------------------------------------------------------------------------------------------------------------------------------
Class R                                  n/a         n/a              n/a               n/a              n/a             37.55%
----------------------------------------------------------------------------------------------------------------------------------
MSCI World Index                       33.76        0.39             6.92              5.61(3)         (1.24)(4)         29.18
----------------------------------------------------------------------------------------------------------------------------------
MSCI World Growth Index                28.52       (3.72)            5.40(5)           4.19(3)         (3.92)(4)         24.55
----------------------------------------------------------------------------------------------------------------------------------
Lipper Global Funds Average            32.06        2.15             7.32(1)           1.39(2)          1.51             29.68
----------------------------------------------------------------------------------------------------------------------------------

----------------
The Morgan Stanley Capital International World Index ("MSCI World Index"), the Morgan Stanley Capital International World Growth Index ("MSCI World Growth Index") and the Lipper Global Funds Average are unmanaged benchmarks that assume reinvestment of all distributions except that for periods prior to June 30, 2001, the MSCI World Index and the MSCI World Growth Index measured price performance only. The Lipper Global Funds Average excludes the effect of sales charges and taxes and the MSCI World Index and the MSCI World Growth Index exclude the effect of fees, sales charges and taxes. The MSCI World Index measures the performance of stocks in 23 developed markets in North America, Europe, and the Asia/Pacific region. The MSCI World Growth Index is a market-capitalization-weighted equity index comprised of 23 countries and representing "growth" (high price to book value) securities in the world's developed stock markets. The Lipper Global Funds Average measures the performance of mutual funds which invest at least 25% of total assets in equity securities traded outside the US, and which may own US securities. Investors cannot invest directly in an average or Index.


(1)   From 10/31/95.


(2)   From 4/25/96.

(3)   From 4/30/96.

(4)   From 5/31/99.

(5)   From 10/31/95.

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing 12b-1 fees. Shareholder fees are charged directly to your account. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.


Shareholder Fees                                                        Class A     Class B      Class C     Class D      Class R
------------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                              4.75%           5%          2%           1%          1%
------------------------------------------------------------------------------------------------------------------------------------
 Maximum Sales Charge (Load) on Purchases (as a % of offering price)     4.75%(1)      none          1%         none        none
------------------------------------------------------------------------------------------------------------------------------------
 Maximum Deferred Sales Charge (Load) (CDSC) on Redemptions
  (as a % of original purchase price or current net asset value,
  whichever is less)                                                     none(1)         5%          1%           1%          1%
------------------------------------------------------------------------------------------------------------------------------------

Annual Fund Operating Expenses
------------------------------------------------------------------------------------------------------------------------------------
(as a percentage of average net assets)
------------------------------------------------------------------------------------------------------------------------------------
Management Fees                                                          1.00%        1.00%       1.00%        1.00%       1.00%
------------------------------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                                 0.24%        1.00%       1.00%        1.00%       0.50%
------------------------------------------------------------------------------------------------------------------------------------
Other Expenses                                                           1.15%        1.15%       1.15%        1.15%       1.15%
------------------------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                     2.39%        3.15%       3.15%        3.15%       2.65%
------------------------------------------------------------------------------------------------------------------------------------


---------------
(1) If you buy Class A shares for $1,000,000 or more, you do not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example

This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses (including the management fee) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                        1 Year         3 Years        5 Years        10 Years
--------------------------------------------------------------------------------
Class A                  $706          $1,185         $1,690          $3,072
--------------------------------------------------------------------------------
Class B                   818           1,271          1,849           3,282+
--------------------------------------------------------------------------------
Class C                   514           1,062          1,733           3,523
--------------------------------------------------------------------------------
Class D                   418             971          1,649           3,457
--------------------------------------------------------------------------------
Class R                   368             823          1,405           2,983
--------------------------------------------------------------------------------


If you did not sell your shares at the end of each period, your costs would be:


                        1 Year         3 Years        5 Years        10 Years
--------------------------------------------------------------------------------
Class A                  $706          $1,185         $1,690          $3,072
--------------------------------------------------------------------------------
Class B                   318             971          1,649           3,282+
--------------------------------------------------------------------------------
Class C                   415           1,062          1,733           3,523
--------------------------------------------------------------------------------
Class D                   318             971          1,649           3,457
--------------------------------------------------------------------------------
Class R                   268             823          1,405           2,983
--------------------------------------------------------------------------------


-----------
+ Class B shares will automatically convert to Class A shares approximately eight years after purchase.

--------------------------------------------------------------------------------

   Management Fees:

   Fees paid out of Fund assets to the investment manager to compensate it for managing the Fund.

   12b-1 Fees:

   Fees paid out by each Class, pursuant to a plan adopted by the Fund under Rule 12b-1 of the Investment Company Act of 1940. The plan allows each Class to pay distribution and/or service fees for the sale and distribution of its shares and for providing services to shareholders.

   Other Expenses:


   Miscellaneous expenses of running the Fund, including such things as shareholder account services, registration, custody, auditing and legal fees.


--------------------------------------------------------------------------------

Seligman Global Smaller Companies Fund
--------------------------------------------------------------------------------

Investment Objective

The Global Smaller Companies Fund's investment objective is long-term capital appreciation.


--------------------------------------------------------------------------------

   Smaller companies:


   Companies with market capitalization, at the time of purchase by the Fund, equivalent to US $2 billion or less.


--------------------------------------------------------------------------------

Principal Investment Strategies

The Fund uses the following principal investment strategies to seek its investment objective:

The Fund generally invests at least 80% of its assets in equity securities of smaller US and non-US companies. The Fund may invest in companies domiciled in any country, although it typically invests in developed countries. Relative to its benchmark, the Fund is generally neutrally weighted across the major geographic regions.

The Fund uses an investment approach that is bottom-up focused, looking for both extended growth opportunities and special situations (including value stocks) within each region.

In selecting individual securities, the portfolio managers look for companies that they believe display the following characteristics:

o Extended growth opportunities or special situations where there is a potential for improvement in overall operations

o     A well articulated and believable business model

o     Quality management

o     Sustainable competitive advantage

o     Strong financial characteristics

The Fund generally sells a stock if the portfolio managers believe its target price has been reached, its earnings are disappointing, its revenue or earnings growth has slowed, its underlying fundamentals have deteriorated, or the portfolio managers are finding better opportunities elsewhere. The Fund may also sell a stock if the portfolio managers believe that negative country or regional factors may affect a company's outlook, to manage risk in the Fund, or to meet cash requirements.

The Fund may invest in all types of securities, many of which will be denominated in currencies other than the US dollar. The Fund normally concentrates its investments in common stocks; however, it may invest in other types of equity securities, including securities convertible into or exchangeable for common stock, depositary receipts, and rights and warrants to purchase common stock. The Fund also may invest up to 20% of its assets in preferred stock and investment-grade or comparable quality debt securities.

The Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold), and may from time to time enter into forward foreign currency exchange contracts in an attempt to manage the risk of adverse changes in currencies. The Fund may also purchase put options in an attempt to hedge against a decline in the price of securities it holds in its portfolio. A put option gives the Fund the right to sell an underlying security at a particular price during a fixed period of time. Forward foreign currency exchange contracts and put options on securities may not be available to the Fund on reasonable terms in many situations and the Fund may frequently choose not to enter into such contracts or purchase such options even when they are available.

The Fund may also invest up to 10% of its assets in exchange-traded funds ("ETFs"). ETFs are traded, like individual stocks, on an exchange, but they represent baskets of securities that seek to track the performance of certain indices. The indices include not only broad-market indices but more specific indices as well, including those relating to particular sectors, countries and regions. The Fund may invest in ETFs for short-term cash management purposes or as part of its overall investment strategy.

The Fund may, from time to time, take temporary defensive positions, inconsistent with its principal strategies, in seeking to minimize extreme volatility caused by adverse market, economic, or other conditions. This could prevent the Fund from achieving its objective.


The Fund's investment objective may be changed only with shareholder approval. The principal investment strategies may be changed without shareholder approval. Any changes to these strategies, however, must be approved by the Fund's Board of Directors. Shareholders will be provided with at least 60 days prior written notice of any change to the "80%" investment policy described in the second paragraph under "Principal Investment Strategies."


The Board of Directors may change the definition of "smaller companies" if it concludes that such a change is appropriate.

There is no guarantee the Fund will achieve its objective.

Principal Risks

Stock prices fluctuate. Therefore, as with any fund that invests in stocks, the Fund's net asset value will fluctuate. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them.

Investing in securities of foreign issuers involves risks not associated with US investments, including currency fluctuation, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions and settlement and custody risks.

Investments in smaller companies typically involve greater risks than investments in larger companies. Small company stocks, as a whole, may experience larger price fluctuations than large-company stocks or other types of investments. Some small companies may have shorter operating histories, less experienced management and limited product lines, markets, and financial or managerial resources.

The Fund may be affected by the broad investment environment in the international or US securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events.

The Fund may not invest 25% or more of its total assets in securities of companies in any one industry. The Fund may, however, invest a substantial percentage of its assets in certain industries or economic sectors believed by the investment manager to offer good investment opportunities. If an industry or economic sector in which the Fund is invested falls out of favor, the Fund's performance may be negatively affected.

To the extent the Fund invests some of its assets in higher-risk securities, such as illiquid securities, it may be subject to higher price volatility.

If the Fund invests in ETFs, shareholders would bear not only their proportionate share of the Fund's expenses (including operating expenses and advisory fees), but also similar expenses of the ETFs.

The Fund may actively and frequently trade securities in its portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs which may increase the Fund's expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Past Performance

The information below provides some indication of the risks of investing in the Fund by showing how the performance of Class A shares has varied year to year, as well as how the performance of certain of the Fund's classes compares to three widely-used measures of performance.

Although the Fund's fiscal year ends on October 31, the performance is provided on a calendar year basis to assist you in comparing the returns of the Fund with the returns of other mutual funds. How the Fund has performed in the past, before and after taxes, however, is not necessarily an indication of how the Fund will perform in the future.

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If sales charges were included, the returns would be lower. The average annual total returns presented in the table on the following page do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Returns for periods of less than one year are not annualized.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class B, Class C, Class D and Class R shares will vary due to differing fees and expenses. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

Class A Annual Total Returns--Calendar Years

[THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

10.14%  25.83%  16.84%  3.55%  5.71%  24.12%  -16.29%  -17.63%  -25.23%   39.64%
--------------------------------------------------------------------------------
 1994    1995    1996   1997   1998    1999     2000     2001     2002     2003

         Best calendar quarter return: 18.72% - quarter ended 12/31/99. Worst calendar quarter return: -19.97% - quarter ended 9/30/01.

Average Annual Total Returns - Periods Ended 12/31/03


                                                                                            Class B       Class C       Class R
                                                                                             Since         Since         Since
                                                        One          Five          Ten     Inception     Inception     Inception
                                                        Year         Years        Years     4/22/96       5/27/99       4/30/03
---------------------------------------------------------------------------------------------------------------------------------
Class A
---------------------------------------------------------------------------------------------------------------------------------
Return before taxes                                     32.98%       (3.17)%       4.20%       n/a           n/a           n/a
---------------------------------------------------------------------------------------------------------------------------------
Return after taxes on distributions                     32.98        (3.52)        3.34        n/a           n/a           n/a
---------------------------------------------------------------------------------------------------------------------------------
Return after taxes on distributions
  and sale of Fund shares                               21.44        (2.71)        3.22        n/a           n/a           n/a
---------------------------------------------------------------------------------------------------------------------------------
Class B                                                 33.55        (3.32)         n/a      (0.55)%         n/a           n/a
---------------------------------------------------------------------------------------------------------------------------------
Class C                                                 36.46          n/a          n/a        n/a         (2.22)%         n/a
---------------------------------------------------------------------------------------------------------------------------------
Class D                                                 37.79        (2.94)        3.91        n/a           n/a           n/a
---------------------------------------------------------------------------------------------------------------------------------
Class R                                                   n/a          n/a          n/a        n/a           n/a         39.16%
---------------------------------------------------------------------------------------------------------------------------------
Citigroup Broad Market
  Less Than US $2 Billion Index                         52.83         9.33         8.23       7.05          8.94         45.09
---------------------------------------------------------------------------------------------------------------------------------
Citibank Extended Market Index World                    47.46         7.53         8.39       7.23          7.50         41.13
---------------------------------------------------------------------------------------------------------------------------------
Lipper Global Small-Cap
  Funds Average                                         46.05         6.57         6.49      (0.55)(1)      6.15         41.80
---------------------------------------------------------------------------------------------------------------------------------


-----------
The Citigroup Broad Market Less Than US $2 Billion Index and the Lipper Global Small-Cap Funds Average are unmanaged benchmarks that assume reinvestment of all distributions. The Lipper Global Small Cap Funds Average excludes the effect of sales charges and taxes and the Citigroup Broad Market Less Than US $2 Billion Index excludes the effect of fees, sales charges and taxes. The Citigroup Broad Market Less Than US $2 Billion Index measures the performance of small-cap stocks around the world. The Citigroup Broad Market less than US $2 Billion Index has replaced the Citibank Extended Market Index World as a benchmark because the Citigroup Broad Market less than US $2 Billion Index is the benchmark used by Wellington Management to measure its performance. The Lipper Global Small-Cap Funds Average measures the performance of mutual funds which invest at least 25% of their total assets in equity securities of companies whose primary trading markets are outside the US, and which invest at least 65% of total assets in companies with market capitalizations of less than US $1 billion at the time of purchase. Investors cannot invest directly in an average or Index.

(1)   From 4/25/96.

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing 12b-1 fees. Shareholder fees are charged directly to your account. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.

Shareholder Fees                                                        Class A     Class B      Class C     Class D      Class R
------------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                              4.75%           5%          2%          1%            1%
------------------------------------------------------------------------------------------------------------------------------------
 Maximum Sales Charge (Load) on Purchases (as a % of offering price)     4.75%(1)      none          1%        none          none
------------------------------------------------------------------------------------------------------------------------------------
 Maximum Deferred Sales Charge (Load) (CDSC) on Redemptions
  (as a % of original purchase price or current net asset value,
  whichever is less)                                                     none(1)         5%          1%          1%            1%
------------------------------------------------------------------------------------------------------------------------------------

Annual Fund Operating Expenses
------------------------------------------------------------------------------------------------------------------------------------
(as a percentage of average net assets)
------------------------------------------------------------------------------------------------------------------------------------
Management Fees                                                          1.00%        1.00%       1.00%       1.00%         1.00%
------------------------------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                                 0.25%        1.00%       1.00%       1.00%         0.50%
------------------------------------------------------------------------------------------------------------------------------------
Other Expenses                                                           0.99%        0.99%       0.99%       0.99%         0.99%
------------------------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                     2.24%        2.99%       2.99%       2.99%         2.49%
------------------------------------------------------------------------------------------------------------------------------------

---------------
(1) If you buy Class A shares for $1,000,000 or more, you do not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example

This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses (including the management fee) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
                         1 Year         3 Years        5 Years        10 Years
--------------------------------------------------------------------------------
Class A                   $691          $1,142         $1,618          $2,927
--------------------------------------------------------------------------------
Class B                    802           1,224          1,772           3,133+
--------------------------------------------------------------------------------
Class C                    498           1,015          1,656           3,375
--------------------------------------------------------------------------------
Class D                    402             924          1,572           3,308
--------------------------------------------------------------------------------
Class R                    352             776          1,326           2,826
--------------------------------------------------------------------------------

If you did not sell your shares at the end of each period, your costs would be:

                         1 Year        3 Years        5 Years        10 Years
--------------------------------------------------------------------------------
Class A                   $691          $1,142         $1,618          $2,927
--------------------------------------------------------------------------------
Class B                    302             924          1,572           3,133+
--------------------------------------------------------------------------------
Class C                    399           1,015          1,656           3,375
--------------------------------------------------------------------------------
Class D                    302             924          1,572           3,308
--------------------------------------------------------------------------------
Class R                    252             776          1,326           2,826
--------------------------------------------------------------------------------

-------------
+ Class B shares will automatically convert to Class A shares approximately eight years after purchase.

--------------------------------------------------------------------------------

   Management Fees:

   Fees paid out of Fund assets to the investment manager to compensate it for managing the Fund.

   12b-1 Fees:

   Fees paid out by each Class, pursuant to a plan adopted by the Fund under Rule 12b-1 of the Investment Company Act of 1940. The plan allows each Class to pay distribution and/or service fees for the sale and distribution of its shares and for providing services to shareholders.

   Other Expenses:


   Miscellaneous expenses of running the Fund, including such things as shareholder account services, registration, custody, auditing and legal fees.


--------------------------------------------------------------------------------

Seligman Global Technology Fund
--------------------------------------------------------------------------------

Investment Objective

The Global Technology Fund's investment objective is long-term capital appreciation.

--------------------------------------------------------------------------------

   Technology:

   The use of science to create new products and services. The industry comprises information technology and communications, as well as medical-, environmental- and bio-technology.

--------------------------------------------------------------------------------

Principal Investment Strategies

The Fund uses the following principal investment strategies to seek its investment objective:

The Fund generally invests at least 80% of its assets in equity securities of US and non-US companies with business operations in technology and technology-related industries. Technology-related companies are those companies that use technology extensively to improve their business processes and applications. The Fund may invest in companies domiciled in any country which the investment manager believes to be appropriate to the Fund's objective. The Fund generally invests in several countries in different geographic regions.

The Fund may invest in companies of any size. Securities of large companies that are well established in the world technology market can be expected to grow with the market and will frequently be held by the Fund. However, rapidly changing technologies and expansion of technology and technology-related industries often provide a favorable environment for companies of small-to-medium size, and the Fund may invest in these companies as well.

The investment manager seeks to identify those technology companies that it believes have the greatest prospects for future growth, regardless of their countries of origin. The Fund uses an investment style that combines research into individual company attractiveness with macro analysis. This means that the investment manager uses extensive in-depth research to identify attractive technology companies around the world, while seeking to identify particularly strong technology sectors and/or factors within regions or specific countries that may affect investment opportunities. In selecting individual securities, the investment manager looks for companies that it believes display one or more of the following:

o     Above-average growth prospects

o     High profit margins

o Attractive valuations relative to earnings forecasts or other valuation criteria (e.g., return on equity)

o     Quality management and equity ownership by executives

o     Unique competitive advantages (e.g., market share, proprietary products)

o     Potential for improvement in overall operations

The Fund generally sells a stock if the investment manager believes its target price has been reached, its earnings are disappointing, its revenue growth has slowed, or its underlying fundamentals have deteriorated. The Fund may also sell a stock if the investment manager believes that negative country or regional factors may affect a company's outlook, or to meet cash requirements.

The Fund may invest in all types of securities, many of which will be denominated in currencies other than the US dollar. The Fund normally concentrates its investments in common stocks; however, it may invest in other types of equity securities, including securities convertible into or exchangeable for common stock, depositary receipts, and rights and warrants to purchase common stock. The Fund also may invest up to 20% of its assets in preferred stock and investment-grade or comparable quality debt securities. The Fund may also invest in depositary receipts, which are publicly traded instruments generally issued by US or foreign banks or trust companies that represent securities of foreign issuers.

The Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold), and may from time to time enter into forward foreign currency exchange contracts in an attempt to manage the risk of adverse changes in currencies. The Fund may also purchase put options in an attempt to hedge against a decline in the price of securities it holds in its portfolio. A put option gives the Fund the right to sell an underlying security at a particular price during a fixed period of time. Forward foreign currency exchange contracts and put options on securities may not be available to the Fund on reasonable terms in many situations, and the Fund may frequently choose not to enter into such contracts or purchase such options even when they are available.

The Fund may also invest up to 10% of its assets in exchange-traded funds ("ETFs"). ETFs are traded, like individual stocks, on an exchange, but they represent baskets of securities that seek to track the performance of certain indices. The indices include not only broad-market indices but more specific indices as well, including those relating to particular sectors, countries and regions. The Fund may invest in ETFs for short-term cash management purposes or as part of its overall investment strategy.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, or other conditions. This could prevent the Fund from achieving its objective.


The Fund's investment objective may be changed only with shareholder approval. The principal investment strategies may be changed without shareholder approval. Any changes to these strategies, however, must be approved by the Fund's Board of Directors. Shareholders will be provided with at least 60 days prior written notice of any change to the "80%" investment policy described in the second paragraph under "Principal Investment Strategies."


There is no guarantee the Fund will achieve its objective.

Principal Risks

Stock prices fluctuate. Therefore, as with any fund that invests in stocks, the Fund's net asset value will fluctuate. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them.

Investing in securities of foreign issuers involves risks not associated with US investments, including currency fluctuation, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions and settlement and custody risks.

The Fund may be susceptible to factors affecting technology and technology-related industries, and the Fund's net asset value may fluctuate more than a fund that invests in a wider range of industries. Technology companies are often smaller and less experienced companies and may be subject to greater risks than larger companies, such as limited product lines, markets, and financial or managerial resources. These risks may be heightened for technology companies in foreign markets.

The Fund seeks to limit risk by diversifying its investments among different sectors within the technology industry, as well as among different countries. Diversification reduces the effect the performance of any one sector or events in any one country will have on the Fund's entire investment portfolio. However, a decline in the value of one of the Fund's investments may offset potential gains from other investments.

The Fund may be negatively affected by the broad investment environment in the international or US securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events. In addition, stocks of companies in the technology sector, like those in which the Fund may invest, are experiencing a period of strong performance. However, if investor sentiment changes, the value of technology stocks may decline. There can be no assurances that the Fund will continue consistently to achieve, by investing in initial public offerings or otherwise, substantially similar performance that the Fund had previously experienced.

To the extent the Fund invests some of its assets in higher-risk securities, such as illiquid securities, it may be subject to higher price volatility.

If the Fund invests in ETFs, shareholders would bear not only their proportionate share of the Fund's expenses (including operating expenses and advisory fees), but also similar expenses of the ETFs.

The Fund may actively and frequently trade securities in its portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs which may increase the Fund's expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Past Performance

The information below provides some indication of the risks of investing in the Fund by showing how the performance of Class A shares has varied year to year, as well as how the performance of certain of the Fund's classes compares to three widely-used measures of performance.

Although the Fund's fiscal year ends on October 31, the performance is provided on a calendar year basis to assist you in comparing the returns of the Fund with the returns of other mutual funds. How the Fund has performed in the past, before and after taxes, however, is not necessarily an indication of how the Fund will perform in the future.


The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If sales charges were included, the returns would be lower. The average annual total returns presented in the table on the following page do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Returns for less than one-year are not annualized.


After-tax returns presented in the table are for Class A shares only. After-tax returns for Class B, Class C, Class D and Class R shares will vary due to differing fees and expenses. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

Class A Annual Total Returns--Calendar Years

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

45.06%  14.30%   11.75%   30.73%   116.23%   -30.11%   -21.78%   -32.98%  36.15%
--------------------------------------------------------------------------------
 1995    1996     1997     1998     1999       2000      2001      2002    2003

         Best calendar quarter return: 55.72% - quarter ended 12/31/99. Worst calendar quarter return: -32.60% - quarter ended 9/30/01.

Average Annual Total Returns - Periods Ended 12/31/03


                                                                              Class A and D  Class B      Class C        Class R
                                                                                  Since       Since        Since          Since
                                                        One           Five      Inception   Inception    Inception      Inception
                                                        Year          Years      5/23/94     4/22/96       5/27/99       4/30/03
----------------------------------------------------------------------------------------------------------------------------------
Class A
----------------------------------------------------------------------------------------------------------------------------------
Return before taxes                                     29.72%         0.54%       11.78%       n/a          n/a           n/a
----------------------------------------------------------------------------------------------------------------------------------
Return after taxes on distributions                     29.72         (0.69)       10.13        n/a          n/a           n/a
----------------------------------------------------------------------------------------------------------------------------------
Return after taxes on distributions and sale
 of Fund shares                                         19.32          0.53         9.99        n/a          n/a           n/a
----------------------------------------------------------------------------------------------------------------------------------
Class B                                                 30.15          0.46          n/a       6.65%         n/a           n/a
----------------------------------------------------------------------------------------------------------------------------------
Class C                                                 32.83           n/a          n/a        n/a        (1.38)%         n/a
----------------------------------------------------------------------------------------------------------------------------------
Class D                                                 34.07          0.75        11.47        n/a           n/a          n/a
----------------------------------------------------------------------------------------------------------------------------------
Class R                                                   n/a           n/a          n/a        n/a           n/a        32.78%
----------------------------------------------------------------------------------------------------------------------------------
MSCI World Index                                        33.76          0.39         5.49       5.61(3)      (1.24)(4)    29.18
----------------------------------------------------------------------------------------------------------------------------------
Lipper Global Funds Average                             32.06          2.15         7.78(1)    1.39(2)       1.51        29.68
----------------------------------------------------------------------------------------------------------------------------------
Lipper Science & Technology Funds Average               55.75         (2.78)       12.18(1)    7.10         (5.81)       41.58
----------------------------------------------------------------------------------------------------------------------------------

-----------
The Morgan Stanley Capital International World Index ("MSCI World Index") and the Lipper Funds Averages are unmanaged benchmarks that assume reinvestment of all distributions. The Lipper Funds Averages exclude the effect of sales charges and taxes and the MSCI World Index excludes the effect of fees, sales charges and taxes, except that for periods prior to June 30, 2001, the MSCI World Index measured price performance only. The MSCI World Index measures the performance of stocks in 23 developed markets in North America, Europe, and the Asia/Pacific region. The Lipper Global Funds average measures the performance of mutual funds which invest at least 25% of total assets in equity securities traded outside the US, and which may own US securities. The Lipper Science and Technology Funds Average measures the performance of mutual funds which invest at least 65% of total assets in science and technology stocks. Investors cannot invest directly in an average or Index.


(1)   From 5/26/94.


(2)   From 4/25/96.

(3)   From 4/30/96.

(4)   From 5/30/99.

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing 12b-1 fees. Shareholder fees are charged directly to your account. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.


Shareholder Fees                                                        Class A     Class B      Class C     Class D      Class R
------------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                              4.75%           5%          2%           1%           1%
------------------------------------------------------------------------------------------------------------------------------------
 Maximum Sales Charge (Load) on Purchases (as a % of offering price)     4.75%(1)      none          1%         none         none
------------------------------------------------------------------------------------------------------------------------------------
 Maximum Deferred Sales Charge (Load) (CDSC) on Redemptions
  (as a % of original purchase price or current net asset value,
  whichever is less)                                                     none(1)         5%          1%           1%           1%
------------------------------------------------------------------------------------------------------------------------------------

Annual Fund Operating Expenses
------------------------------------------------------------------------------------------------------------------------------------
(as a percentage of average net assets)
------------------------------------------------------------------------------------------------------------------------------------
Management Fees                                                          1.00%        1.00%       1.00%        1.00%        1.00%
------------------------------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                                 0.24%        1.00%       1.00%        1.00%        0.50%
------------------------------------------------------------------------------------------------------------------------------------
Other Expenses                                                           0.65%        0.65%       0.65%        0.65%        0.65%
------------------------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                     1.89%        2.65%       2.65%        2.65%        2.15%
------------------------------------------------------------------------------------------------------------------------------------


---------
(1) If you buy Class A shares for $1,000,000 or more, you do not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example

This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses (including the management fee) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                         1 Year         3 Years        5 Years        10 Years
--------------------------------------------------------------------------------
Class A                   $658          $1,041         $1,448          $2,581
--------------------------------------------------------------------------------
Class B                    768           1,123          1,605           2,799+
--------------------------------------------------------------------------------
Class C                    464             915          1,491           3,053
--------------------------------------------------------------------------------
Class D                    368             823          1,405           2,983
--------------------------------------------------------------------------------
Class R                    318             673          1,154           2,483
--------------------------------------------------------------------------------


If you did not sell your shares at the end of each period, your costs would be:


                        1 Year          3 Years        5 Years        10 Years
--------------------------------------------------------------------------------
Class A                   $658          $1,041         $1,448          $2,581
--------------------------------------------------------------------------------
Class B                    268             823          1,405           2,799+
--------------------------------------------------------------------------------
Class C                    365             915          1,491           3,053
--------------------------------------------------------------------------------
Class D                    268             823          1,405           2,983
--------------------------------------------------------------------------------
Class R                    218             673          1,154           2,483
--------------------------------------------------------------------------------


---------
+ Class B shares will automatically convert to Class A shares approximately eight years after purchase.

--------------------------------------------------------------------------------

   Management Fees:

   Fees paid out of Fund assets to the investment manager to compensate it for managing the Fund.

   12b-1 Fees:

   Fees paid out by each Class, pursuant to a plan adopted by the Fund under Rule 12b-1 of the Investment Company Act of 1940. The plan allows each Class to pay distribution and/or service fees for the sale and distribution of its shares and for providing services to shareholders.

   Other Expenses:


   Miscellaneous expenses of running the Fund, including such things as shareholder account services, registration, custody, auditing and legal fees.


--------------------------------------------------------------------------------

Seligman International Growth Fund
--------------------------------------------------------------------------------

Investment Objective

The International Growth Fund's investment objective is long-term capital appreciation.

Principal Investment Strategies

The Fund uses the following principal investment strategies to seek its investment objective:

The Fund invests primarily in high-quality, large and mid-capitalization growth companies that are considered leaders in their industries, emphasizing those industries that are growing on a global basis. The Fund may invest in any country; however, it typically will not invest in the United States. It generally invests in several countries in different geographic regions.

The Fund generally invests in the common stock of medium- to large-sized companies in the principal international markets. However, it may also invest in companies with a lower market capitalization or in smaller regional or emerging markets (representation in the emerging markets will generally be less than 25% of assets).

In selecting individual securities, the portfolio manager looks to identify companies that it believes display one or more of the following:

o Attractive valuations relative to earnings and revenue forecasts or other valuation criteria (e.g., return on equity)

o     Quality management

o     Unique competitive advantages (e.g., market share, proprietary products)

o     Strong possibility of multiple expansion

o Potential for improvement in overall operations (hidden/unappreciated value)

The Fund generally sells a stock if the portfolio manager believes its target price has been reached, there is a decelerating trend of earnings growth, deteriorating industry fundamentals, management change or failure, its revenue growth has slowed, or its underlying fundamentals have deteriorated.

The Fund may invest in all types of securities, many of which will be denominated in currencies other than the US dollar. The securities may be listed on a US or foreign stock exchange or traded in US or foreign over-the-counter markets. The Fund normally concentrates its investments in common stocks; however, it may invest in other types of equity securities, including securities convertible into or exchangeable for common stock, depositary receipts, and rights and warrants to purchase common stock. The Fund also may invest up to 25% of its assets in preferred stock and investment-grade or comparable quality debt securities.

The Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold), and may from time to time enter into forward foreign currency exchange contracts in an attempt to manage the risk of adverse changes in currencies. The Fund may also purchase put options in an attempt to hedge against a decline in the price of securities it holds in its portfolio. A put option gives the Fund the right to sell an underlying security at a particular price during a fixed period of time. Forward foreign currency exchange contracts and put options on securities may not be available to the Fund on reasonable terms in many situations, and the Fund may frequently choose not to enter into such contracts or purchase such options even when they are available.

The Fund may also invest up to 10% of its assets in exchange-traded funds ("ETFs"). ETFs are traded, like individual stocks, on an exchange, but they represent baskets of securities that seek to track the performance of certain indices. The indices include not only broad-market indices but more specific indices as well, including those relating to particular sectors, countries and regions. The Fund may invest in ETFs for short-term cash management purposes or as part of its overall investment strategy.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, or other conditions. This could prevent the Fund from achieving its objective.

The Fund's investment objective may be changed only with shareholder approval. The principal investment strategies may be changed without shareholder approval. Any changes to these strategies, however, must be approved by the Fund's Board of Directors.

There is no guarantee the Fund will achieve its objective.

Principal Risks

Stock prices fluctuate. Therefore, as with any fund that invests in stocks, the Fund's net asset value will fluctuate. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them.

Investing in securities of foreign issuers involves risks not associated with US investments, including currency fluctuation, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions and settlement and custody risks.

The Fund seeks to limit the risk of investing in foreign securities by diversifying its investments among different regions and countries. Diversification reduces the effect events in any one country will have on the Fund's entire investment portfolio. However, a decline in the value of the Fund's investments in one country may offset potential gains from investments in another country.

The Fund may be negatively affected by the broad investment environment in the international or US securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events.

The Fund may not invest 25% or more of its total assets in securities of companies in any one industry. The Fund may, however, invest a substantial percentage of its assets in certain industries or economic sectors believed by the investment manager to offer good investment opportunities. If an industry or economic sector in which the Fund is invested falls out of favor, the Fund's performance may be negatively affected.

To the extent the Fund invests some of its assets in higher-risk securities, such as illiquid securities, it may be subject to higher price volatility.

If the Fund invests in ETFs, shareholders would bear not only their proportionate share of the Fund's expenses (including operating expenses and advisory fees), but also similar expenses of the ETFs.

The Fund may actively and frequently trade securities in its portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund's expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Past Performance

The information below provides some indication of the risks of investing in the Fund by showing how the performance of Class A shares has varied year to year, as well as how the performance of certain of the Fund's classes compares to two widely-used measures of performance.

Although the Fund's fiscal year ends on October 31, the performance is provided on a calendar year basis to assist you in comparing the returns of the Fund with the returns of other mutual funds. How the Fund has performed in the past, before and after taxes, however, is not necessarily an indication of how the Fund will perform in the future.

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If sales charges were included, the returns would be lower. The average annual total returns presented in the table on the following page do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Returns for periods of less than one year are not annualized.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class B, Class C, Class D and Class R shares will vary due to differing fees and expenses. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

Class A Annual Total Returns--Calendar Years


   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

2.63%   9.96%   7.77%   7.65%  13.73%  25.29%  -36.49%  -28.09%  -20.41%  29.57%
--------------------------------------------------------------------------------
1994    1995    1996    1997    1998    1999     2000     2001     2002    2003

         Best calendar quarter return: 17.38% - quarter ended 12/31/98. Worst calendar quarter return: -19.86% - quarter ended 9/30/02.

Average Annual Total Returns - Periods Ended 12/31/03


                                                                                     Class B       Class C       Class R
                                                                                      Since         Since        Since
                                              One          Five          Ten        Inception     Inception     Inception
                                              Year         Years        Years        4/22/96       5/27/99       4/30/03
-------------------------------------------------------------------------------------------------------------------------
Class A
-------------------------------------------------------------------------------------------------------------------------
Return before taxes                           23.36%       (10.89)%     (1.76)%         n/a           n/a           n/a
-------------------------------------------------------------------------------------------------------------------------
Return after taxes on distributions           23.36        (11.16)      (2.51)          n/a           n/a           n/a
-------------------------------------------------------------------------------------------------------------------------
Return after taxes on distributions
  and sale of Fund shares                     15.19         (8.81)      (1.63)          n/a           n/a           n/a
-------------------------------------------------------------------------------------------------------------------------
Class B                                       23.42        (10.95)        n/a         (4.75)%         n/a           n/a
-------------------------------------------------------------------------------------------------------------------------
Class C                                       26.05           n/a         n/a           n/a        (11.61)%         n/a
-------------------------------------------------------------------------------------------------------------------------
Class D                                       27.65        (10.57)        n/a           n/a           n/a           n/a
-------------------------------------------------------------------------------------------------------------------------
Class R                                         n/a           n/a       (2.01)          n/a           n/a         27.78%
-------------------------------------------------------------------------------------------------------------------------
MSCI EAFE Index                               39.17          0.26        4.78          2.93(2)       0.24(3)      37.81
-------------------------------------------------------------------------------------------------------------------------
Lipper International Funds Average            34.75          1.29        4.66         (4.75)(1)      0.72         34.36
-------------------------------------------------------------------------------------------------------------------------

--------
The Morgan Stanley Capital International EAFE (Europe, Australasia, Far East) Index ("MSCI EAFE Index") and the Lipper International Funds Average are unmanaged benchmarks that assume reinvestment of all distributions. The Lipper International Funds Average excludes the effect of sales charges and taxes and the MSCI EAFE Index excludes the effect of fees, sales charges and taxes, except that for periods prior to June 30, 2001, the MSCI EAFE Index measured price performance only. The MSCI EAFE Index measures the performance of stocks in 21 developed markets in Europe, Australasia, and the Far East. The Lipper International Funds Average measures the performance of mutual funds which invest in equity securities of companies whose primary trading markets are outside the US. Investors cannot invest directly in an average or Index.


(1)   From 4/25/96.


(2)   From 4/30/96.

(3)   From 5/31/99.

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing 12b-1 fees. Shareholder fees are charged directly to your account. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.


Shareholder Fees                                                          Class A     Class B    Class C   Class D    Class R
----------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                                4.75%          5%        2%         1%        1%
----------------------------------------------------------------------------------------------------------------------------
 Maximum Sales Charge (Load) on Purchases (as a % of offering price)       4.75%(1)     none        1%       none      none
----------------------------------------------------------------------------------------------------------------------------
 Maximum Deferred Sales Charge (Load) (CDSC) on Redemptions
  (as a % of original purchase price or current net asset value,
----------------------------------------------------------------------------------------------------------------------------
  whichever is less)                                                       none(1)        5%        1%         1%        1%
----------------------------------------------------------------------------------------------------------------------------

Annual Fund Operating Expenses
----------------------------------------------------------------------------------------------------------------------------
(as a percentage of average net assets)
----------------------------------------------------------------------------------------------------------------------------
Management Fees                                                            1.00%       1.00%     1.00%      1.00%     1.00%
----------------------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                                   0.24%       1.00%     1.00%      1.00%     0.50%
----------------------------------------------------------------------------------------------------------------------------
Other Expenses                                                             1.93%       1.93%     1.93%      1.93%     1.93%
----------------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                       3.17%       3.93%     3.93%      3.93%     3.43%
----------------------------------------------------------------------------------------------------------------------------


-----------
(1) If you buy Class A shares for $1,000,000 or more, you do not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example

This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses (including the management fee) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                         1 Year         3 Years        5 Years        10 Years
-------------------------------------------------------------------------------
Class A                   $780          $1,406         $2,055          $3,786
-------------------------------------------------------------------------------
Class B                    895           1,498          2,218           3,985+
-------------------------------------------------------------------------------
Class C                    590           1,286          2,098           4,205
-------------------------------------------------------------------------------
Class D                    495           1,198          2,018           4,147
-------------------------------------------------------------------------------
Class R                    542           1,143          1,866           3,775
-------------------------------------------------------------------------------

If you did not sell your shares at the end of each period, your costs would be:

                         1 Year         3 Years        5 Years        10 Years
-------------------------------------------------------------------------------
Class A                   $780          $1,406         $2,055          $3,786
-------------------------------------------------------------------------------
Class B                    395           1,198          2,018           3,985+
-------------------------------------------------------------------------------
Class C                    491           1,286          2,098           4,205
-------------------------------------------------------------------------------
Class D                    395           1,198          2,018           4,147
-------------------------------------------------------------------------------
Class R                    442           1,143          1,866           3,775
-------------------------------------------------------------------------------

-----------
+ Class B shares will automatically convert to Class A shares approximately eight years after purchase.

--------------------------------------------------------------------------------

   Management Fees:

   Fees paid out of Fund assets to the investment manager to compensate it for managing the Fund.

   12b-1 Fees:

   Fees paid out by each Class, pursuant to a plan adopted by the Fund under Rule 12b-1 of the Investment Company Act of 1940. The plan allows each Class to pay distribution and/or service fees for the sale and distribution of its shares and for providing services to shareholders.

   Other Expenses:


   Miscellaneous expenses of running the Fund, including such things as shareholder account services, registration, custody, auditing and legal fees.


--------------------------------------------------------------------------------

Management of the Funds

The Board of Directors provides broad supervision over the affairs of each Fund.


J. & W. Seligman & Co. Incorporated ("Seligman"), 100 Park Avenue, New York, New York 10017, is the manager of each Fund. Seligman is responsible for each Fund's investments and administers each Fund's business and other affairs.

Established in 1864, Seligman currently serves as manager to 23 US registered investment companies, which offer more than 60 investment portfolios with approximately $13.3 billion in assets as of January 31, 2004. Seligman also provides investment management or advice to institutional or other accounts having an aggregate value at January 31, 2004, of approximately $8.3 billion.


--------------------------------------------------------------------------------

   Affiliates of Seligman:

   Seligman Advisors, Inc.:

   Each Fund's general distributor; responsible for accepting orders for purchases and sales of Fund shares.

   Seligman Services, Inc.:

   A limited purpose broker/dealer; acts as the broker/dealer of record for shareholder accounts that do not have a designated broker or financial advisor.

   Seligman Data Corp. ("SDC"):

   Each Fund's shareholder service agent; provides shareholder account services to the Funds at cost.

--------------------------------------------------------------------------------

Each Fund pays Seligman a fee for its management services equal to a percentage of the Fund's average daily net assets. The fee rate declines as each Fund's net assets increase. The management fee rates are:

o     Emerging Markets Fund

      1.25% on first $1 billion of net assets

      1.15% on next $1 billion of net assets

      1.05% on net assets in excess of $2 billion

o     Global Growth Fund and International Growth Fund

      1.00% on first $50 million of net assets

      0.95% on next $1 billion of net assets

      0.90% on net assets in excess of $1,050,000,000

o     Global Smaller Companies Fund

      1.00% on first $100 million of net assets

      0.90% on net assets in excess of $100 million

o     Global Technology Fund

      1.00% on first $2 billion of net assets

      0.95% on next $2 billion of net assets

      0.90% on net assets in excess of $4 billion

Subadviser


Wellington Management Company, LLP ("Wellington Management") located at 75 State Street, Boston, Massachusetts 02109, is the subadviser for Emerging Markets Fund, Global Growth Fund, International Growth Fund and Global Smaller Companies Fund. Wellington Management is a professional investment counseling firm that provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of December 31, 2003, Wellington Management had approximately $394 billion in assets under management.


Seligman pays Wellington Management a fee for the services it provides. This fee does not increase the fee payable by any Fund.

Portfolio Management

Emerging Markets Fund

The Emerging Markets Fund is managed by Vera M. Trojan. Ms. Trojan is Vice President of Wellington Management and CFA. She joined Wellington Management in 1989 and has over 20 years of investment experience.

Global Growth Fund and International Growth Fund

The Global Growth Fund and International Growth Fund are managed by Andrew S. Offit. Mr. Offit is a Senior Vice President of Wellington Management. He joined Wellington Management in 1997 and has over 15 years of investment experience.

Global Smaller Companies Fund

The Global Smaller Companies Fund is co-managed by Edward L. Makin and Jamie A. Rome. Mr. Makin is Vice President of Wellington Management. Mr. Makin joined Wellington Management in 1994 and has over 15 years of investment experience. Mr. Rome is also Vice President of Wellington Management and CFA. Mr. Rome began his career at Wellington Management in 1994 and has over 10 years of investment experience.

Global Technology Fund


The Global Technology Fund is managed by Seligman's Global Technology Group. Mr. Richard M. Parower, who joined Seligman in April 2000, is a Senior Vice President, Investment Officer of Seligman and is Vice President of Seligman Global Fund Series, Inc. and Portfolio Manager of the Global Technology Fund. Mr. Parower is also a Vice President of Seligman Portfolios, Inc. and Portfolio Manager of its Seligman Global Technology Portfolio and Vice President and Co-Portfolio Manager of Seligman New Technologies Fund, Inc. and Seligman New Technologies Fund II, Inc. Prior to joining Seligman, from June 1998 to April 2000, Mr. Parower was a Senior Analyst with Citibank Global Asset Management cover Global IT Services.

Wellington Management Performance Information

Set forth below is certain performance information for the calendar years since the inception of Wellington Management's composites in respect of accounts which were managed by Wellington Management with substantially similar objectives, policies, strategies and risks to those of the Funds for which Wellington Management acts as a subadviser, as well as for the one-, three- and five-year periods (to the extent the composite covers those periods) through December 31, 2003. Wellington Management's composite information below represents the actual performance, adjusted as described below, of composites which consist of all fully discretionary, fee paying accounts (including mutual funds) eligible for inclusion in the applicable composite (set forth in the notes below the tables). Wellington Management's composite performance information below is presented (i) reflecting deduction ("net") of estimated total annual fund operating expenses in respect of each Fund (as explained in the note below the tables) and (ii) before ("gross" of) management fees, custody charges, withholding taxes and other indirect expenses. Also set forth below is the investment results (before taxes) of each Fund in recent years, as well as the results of certain indices used by the Fund or Wellington Management to measure their performance. The past performance of Wellington Management's composites, the Funds or the indices should not be considered an indication of how any Fund will perform in the future and shareholders should not assume that they will experience returns in the future comparable to those shown below.

Seligman Emerging Markets Fund and Related Composite Performance Information:
Annual Total Returns For the Periods:


                                                          2003        2002         2001        2000         1999
-----------------------------------------------------------------------------------------------------------------
Seligman Emerging Markets Fund-Class A* (before taxes)   50.32%     (10.91)%     (6.07)%     (47.24)%      53.14%
-----------------------------------------------------------------------------------------------------------------
Emerging Markets Total Composite (net)**(1)              49.64      (11.38)      (3.28)      (36.13)       71.77
-----------------------------------------------------------------------------------------------------------------
Emerging Markets Total Composite (gross)**(1)            62.68       (4.15)       4.22       (31.08)       84.71
-----------------------------------------------------------------------------------------------------------------
MSCI EMF Index(1)                                        56.28       (6.00)      (2.37)      (30.61)       66.41
-----------------------------------------------------------------------------------------------------------------
Lipper Emerging Markets Funds Average(1)                 55.24       (5.10)      (2.94)      (30.59)       72.94
-----------------------------------------------------------------------------------------------------------------


Average Annual Total Returns For the Periods Ended December 31, 2003:


                                                          One Year             Three Years              Five Years
-------------------------------------------------------------------------------------------------------------------
Seligman Emerging Markets Fund-Class A* (before taxes)     50.32%               (11.48)%                   4.29%
-------------------------------------------------------------------------------------------------------------------
Emerging Markets Total Composite (net)**(1)                49.64                 12.14                    11.16
-------------------------------------------------------------------------------------------------------------------
Emerging Markets Total Composite (gross)**(1)              62.68                 17.57                    15.65
-------------------------------------------------------------------------------------------------------------------
MSCI EMF Index(1)                                          56.28                 12.77                    10.62
-------------------------------------------------------------------------------------------------------------------
Lipper Emerging Markets Funds Average(1)                   55.24                 13.20                    11.70
-------------------------------------------------------------------------------------------------------------------


Seligman Global Growth Fund and Related Composite Performance Information:

Annual Total Returns For the Periods:


                                                          2003       2002        2001         2000         1999
------------------------------------------------------------------------------------------------------------------
Seligman Global Growth Fund-Class A* (before taxes)       23.70%     (34.36)%    (25.28)%     (21.09)%      36.06%
------------------------------------------------------------------------------------------------------------------
Global Growth Total Composite (net)**(2)                  27.28      (24.33)     (21.30)      (12.43)       43.10
------------------------------------------------------------------------------------------------------------------
Global Growth Total Composite (gross)**(2)                36.87      (18.74)     (15.84)       (6.28)       52.37
------------------------------------------------------------------------------------------------------------------
MSCI World Index(2)                                       33.76      (19.54)     (16.52)      (12.92)       25.34
------------------------------------------------------------------------------------------------------------------
MSCI World Growth Index(2)                                28.52      (19.61)     (19.17)      (25.54)       33.01
------------------------------------------------------------------------------------------------------------------
Lipper Global Funds Average(2)                            32.06      (19.53)     (17.36)      (10.15)       38.12
------------------------------------------------------------------------------------------------------------------

Average Annual Total Returns For the Periods Ended December 31, 2003:


                                                                         One Year                Three Years              Five Years
-----------------------------------------------------------------------------------------------------------------------------------
Seligman Global Growth Fund-Class A* (before taxes)                        23.70%                  (12.54)%                 (4.56)%
-----------------------------------------------------------------------------------------------------------------------------------
Global Growth Total Composite (net)**(2)                                   27.28                    (5.72)                   3.01
-----------------------------------------------------------------------------------------------------------------------------------
Global Growth Total Composite (gross)**(2)                                 36.87                    (2.18)                   5.97
-----------------------------------------------------------------------------------------------------------------------------------
MSCI World Index(2)                                                        33.76                    (3.51)                  (0.39)
-----------------------------------------------------------------------------------------------------------------------------------
MSCI World Growth Index(2)                                                 28.52                    (5.81)                  (3.72)
-----------------------------------------------------------------------------------------------------------------------------------
Lipper Global Funds Average(2)                                             32.06                    (3.95)                   2.15
-----------------------------------------------------------------------------------------------------------------------------------


Seligman Global Smaller Companies Fund and Related Composite Performance
Information:

Annual Total Returns For the Periods:


                                                                            2003       2002         2001        2000         1999
-----------------------------------------------------------------------------------------------------------------------------------
Seligman Global Smaller Companies Fund-Class A* (before taxes)             32.98%     (28.79)%    (21.55)%     (20.26)%      18.21%
-----------------------------------------------------------------------------------------------------------------------------------
Global Smaller Companies Total Composite (net)**(3)                        45.79      (17.66)      (2.50)       (2.57)       38.92
-----------------------------------------------------------------------------------------------------------------------------------
Global Smaller Companies Total Composite (gross)**(3)                      56.65       11.76        3.74         3.85        48.32
-----------------------------------------------------------------------------------------------------------------------------------
MSCI Small Cap World Index(3)                                              58.42      (15.69)      (0.66)       (3.11)       25.31
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup Broad Market Less Than US$2 Billion Index(3)                     52.85      (10.89)      (4.21)       (2.51)       22.82
-----------------------------------------------------------------------------------------------------------------------------------
Lipper Global Small-Cap Funds Average(3)                                   46.05      (18.86)     (15.49)       (7.78)       52.47
-----------------------------------------------------------------------------------------------------------------------------------


Average Annual Total Returns For the Periods Ended December 31, 2003:


                                                                         One Year                Three Years              Five Year
-----------------------------------------------------------------------------------------------------------------------------------
Seligman Global Smaller Companies Fund-Class A* (before taxes)             32.98%                   (6.44)%                 (3.17)%
-----------------------------------------------------------------------------------------------------------------------------------
Global Smaller Companies Total Composite (net)**(3)                        45.79                     8.96                   13.91
-----------------------------------------------------------------------------------------------------------------------------------
Global Smaller Companies Total Composite (gross)**(3)                      56.65                    12.76                   17.17
-----------------------------------------------------------------------------------------------------------------------------------
MSCI Small Cap World Index(3)                                              58.42                    10.58                   10.42
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup Broad Market Less Than US$2 Billion Index(3)                     52.85                     9.26                    9.34
-----------------------------------------------------------------------------------------------------------------------------------
Lipper Global Small-Cap Funds Average(3)                                   46.05                    (0.38)                   6.57
-----------------------------------------------------------------------------------------------------------------------------------


Seligman International Growth Fund and Related Composite Performance
Information:

Annual Total Returns For the Periods:


                                                                         2003                        2002                   2001
-----------------------------------------------------------------------------------------------------------------------------------
Seligman International Growth Fund-Class A* (before taxes)              29.57%                     (20.41)%                 28.09%
-----------------------------------------------------------------------------------------------------------------------------------
International Growth Total Composite (net)**(4)                         41.20                      (21.83)                 (23.64)
-----------------------------------------------------------------------------------------------------------------------------------
International Growth Total Composite (gross) **(4)                      52.76                      (15.42)                 (18.00)
-----------------------------------------------------------------------------------------------------------------------------------
MSCI EAFE Index(4)                                                      39.17                      (15.66)                 (21.21)
-----------------------------------------------------------------------------------------------------------------------------------
MSCI EAFE Growth Index(4)                                               32.49                      (15.76)                 (24.41)
-----------------------------------------------------------------------------------------------------------------------------------
Lipper International Funds Average(4)                                   34.75                      (16.67)                 (21.71)
-----------------------------------------------------------------------------------------------------------------------------------

Average Annual Total Returns For the Periods Ended December 31, 2003:


                                                                          One Year        Three Years
--------------------------------------------------------------------------------------------------------
Seligman International Growth Fund-Class A* (before taxes)                  29.57%          (9.47)%
--------------------------------------------------------------------------------------------------------
International Growth Total Composite (net)**(4)                             41.20           (2.38)
--------------------------------------------------------------------------------------------------------
International Growth Total Composite (gross)**(4)                           52.76            1.95
--------------------------------------------------------------------------------------------------------
MSCI EAFE Index(4)                                                          39.17            8.84
--------------------------------------------------------------------------------------------------------
MSCI EAFE Growth Index(4)                                                   32.49            5.64
--------------------------------------------------------------------------------------------------------
Lipper International Funds Average(4)                                       34.75           (3.97)
--------------------------------------------------------------------------------------------------------


Source: Lipper Inc., a Reuters Company ("Lipper")

----------
* Returns for Class A shares reflect the effect of the service fee of up to 0.25% under the Administration, Shareholder Services and Distribution Plan and also reflect the effect of sales charges of 4.75%. Returns for the Class B, C, D and R shares would vary from those for Class A shares shown in the tables above due to the higher administration, shareholder services and distribution plan fees paid by such shares (1.00% of average daily net assets for Class B, Class C and Class D shares, and 0.50% of average daily net assets for Class R shares, compared to 0.25% of average daily net assets in the case of the Class A shares), and differing sales charges paid for such shares (up to 5% for Class B shares, up to 2% for Class C shares and up to 1% for Class D and Class R shares). Returns for Class A shares are shown before taxes. After-tax returns for the Series would be different, although actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

** Composite performance returns include all fully discretionary, fee paying accounts under Wellington Management's management which are defined by the relevant profile described below. The performance information is limited and may not reflect performance in all economic cycles. The accounts in the composite were not necessarily subject to certain investment and other restrictions imposed on registered investment companies, including those under the 1940 Act and the Internal Revenue Code, which, if applicable, might have adversely affected performance. The aggregate returns of the accounts in any of Wellington's composites may not reflect the returns of any particular account of Wellington. The performance reflected in Wellington composites has been prepared in compliance with the Performance Presentation Standards of the Association for Investment Management and Research ("AIMR-PPS"), the US and Canadian version of the Global Investment Performance Standards ("GIPS"), which differs from the method used by the SEC. Performance results ("net") reflect the deduction of historical actual total annual fund operating expenses. Performance results ("gross") are net of commissions and other direct expenses, but before (gross of) management fees, custody charges, withholding taxes and other indirect expenses. Total annual fund operating expenses include investment advisory fees, distribution and service ("12b-1") fees, custodial fees, and other expenses, without provision for any applicable federal or state income taxes, if any. Net performance results for each Fund reflect the deduction of sales charges of 4.75%.

(1) Accounts included in the Emerging Markets Total Composite seek to achieve returns above the Morgan Stanley Capital International Emerging Markets Free Index ("MSCI EMF Index"), which is one of the Emerging Market Fund's benchmarks, by investing in non-U.S. equity securities of emerging market countries, including countries outside the MSCI EMF Index. The Emerging Markets Total Composite inception date was March 1994. The Fund's benchmarks, the MSCI EMF Index and the Lipper Emerging Markets Funds Average are unmanaged indices that assume the reinvestment of all distributions, except that for periods prior to June 30, 2001, the MSCI EMF Index measured price performance only. The Lipper Emerging Markets Funds Average excludes the effect of sales charges and taxes and the MSCI EMF Index excludes the effect of fees, sales charges and taxes. The MSCI EMF Index measures the performance of stocks in 26 emerging market countries in Europe, Latin America and the Pacific Basin which are available to foreign investors. The Lipper Emerging Markets Funds Average measures the performance of mutual funds which invest at least 65% of total assets in equity securities of companies in emerging markets. Investors cannot invest directly in an average or index.

(2) Accounts included in the Global Growth Total Composite seek to achieve high, long-term returns in excess of the Morgan Stanley Capital International World Growth Index ("MSCI World Growth Index"), which is one of the Series' benchmarks, through investment in equity securities around the world. The Global Growth Total Composite inception date was August 1998. The Series' benchmarks, the Morgan Stanley Capital International World Index ("MSCI World Index"), the MSCI World Growth Index and the Lipper Global Funds Average are unmanaged indices that assume reinvestment of all distributions, except that for periods prior to June 30, 2001, the MSCI World Index and the MSCI World Growth Index measured price performance only. The Lipper Global Funds Average excludes the effect of sales charges and taxes and the MSCI World Index and the MSCI World Growth Index exclude the effect of fees, sales charges and taxes. The MSCI World Index measures the performance of stocks in 23 developed markets in North America, Europe and the Asia/Pacific region. The MSCI World Growth Index is a market-capitalization-weighted equity index comprised of 23 countries and representing "growth" (high price to book value) securities in the world's developed stock markets. The Lipper Global Funds Average measures the performance of mutual funds which invest at least 25% of total assets in equity securities traded outside the US, and which may own US securities. Investors cannot invest directly in an average or index.

(3) Accounts included in the Global Smaller Companies Total Composite seek to achieve long-term returns in excess of the Citigroup Broad Market Less Than US$2 Billion Index, which is a benchmark of Global Smaller Companies Fund. This is achieved through active fundamental research of small companies, where Wellington Management seeks to invest in both extended growth opportunities and special situations in the global equity market. The Global Smaller Companies Total Composite inception date was December 31, 1997. The Series' benchmarks, the Citigroup Broad Market Less Than US$2 Billion Index and the Lipper Global Small-Cap Funds Average, are unmanaged indices that assume reinvestment of all distributions. The Lipper Global Small-Cap Funds Average excludes the effect of sales charges and taxes and the Citigroup Broad Market Less Than US$2 Billion Index excludes the effect of fees, sales charges and taxes. The Citigroup Broad Market Less Than US$2 Billion Index measures the performance of small-cap stocks around the world. The Lipper Global Small-Cap Funds Average measures the performance of mutual funds which invest at least 25% of their total assets in equity securities of companies whose primary trading markets are outside the US, and which invest at least 65% of total assets in companies with market capitalizations of less than US $1 billion at the time of purchase. Investors cannot invest directly in an average or index.

(4) Accounts included in the International Growth Total Composite seek to achieve high, long-term returns in excess of the Morgan Stanley Capital International EAFE (Europe, Australia, Far East) Growth Index ("MSCI EAFE Growth Index"), which is not a benchmark of the International Growth Fund, through investment in equity securities around the world. The International Growth Total Composite inception date was May 2000. The International Growth Fund's benchmarks, the Morgan Stanley Capital International EAFE (Europe, Australia, Far East) Index ("MSCI EAFE Index") and the Lipper International Funds Average, as well as the MSCI EAFE Growth Index, are unmanaged indices that assume reinvestment of all distributions, except that for periods prior to June 30, 2001, the MSCI EAFE Index and the MSCI EAFE Growth Index measured price performance only. The Lipper International Funds Average excludes the effect of sales charges and taxes and the MSCI EAFE Index and the MSCI EAFE Growth Index exclude the effect of fees, sales charges and taxes. The MSCI EAFE Index measures the performance of stocks in 21 developed markets in Europe, Australia, and the Far East. The Lipper International Funds Average measures the performance of mutual funds which invest in equity securities of companies whose primary trading markets are outside the US. Investors cannot invest directly in an average or index. The MSCI EAFE Growth Index measures the performance of stocks in developed markets in Europe, Australia and the Far East that have demonstrable earnings and sales growth characteristics.

Frequently Asked Questions About Regulatory Matters

In response to recent developments regarding disruptive and illegal trading practices in the mutual fund industry, the following discussion has been prepared to provide shareholders with important information.

For purposes of this discussion, J. & W. Seligman & Co. Incorporated and its affiliates and related parties are referred to as "Seligman" or the "Manager," and the Seligman registered investment companies are referred to as the "Seligman Funds."

Q1.   Have any Seligman employees engaged in improper trading?

A. The Manager has conducted an internal review of employee trading in shares of the Seligman Funds and has not found improper trading activity by Seligman employees.

Q2. Does Seligman have any policies relating to employee investment in the Seligman Funds?

A. A majority of Seligman employees invest in the Seligman Funds, either directly or through the Seligman 401(k) plans. Trading by employees is monitored by the Manager's legal department and is subject to the Manager's Code of Ethics. In addition, unlike many 401(k) plans that permit daily trading, the Seligman 401(k) plans permit only weekly trading activity. All Seligman employees have been informed that excessive trading with respect to the Seligman Funds, or trading in the Seligman Funds based upon inside information, is inappropriate and may, in certain cases, be illegal. Employees who engage in inappropriate trading will be subject to disciplinary action, which may include termination of employment.

Q3. Has Seligman engaged in improper disclosure of a Fund's portfolio holdings?

A. The Manager has found no improprieties relating to the disclosure of a Fund's portfolio holdings. The Manager has not disclosed and does not disclose a Fund's portfolio holdings prior to public dissemination, unless such disclosure is made for legitimate business purposes and only if the Manager believes that such disclosure will not be detrimental to a Fund's interest.

Q4. What is Seligman's policy with regard to receipt of late trades (i.e., after 4:00 pm Eastern Time)?

A. Seligman does not accept late trades directly from Fund shareholders or prospective shareholders. The large majority of mutual fund trades submitted to Seligman are from broker-dealer firms and other financial intermediaries on behalf of their clients. These intermediaries have an obligation to ensure that trades submitted to the Seligman Funds after 4:00 pm on a trading day for that day's net asset value were, in fact, received by those entities by 4:00 pm on that day. This applies to all trades from intermediaries, including those that are transmitted electronically to Seligman after the market closes. Although the Seligman Funds and the Manager, like other mutual fund groups, cannot determine the time at which orders received through financial intermediaries were placed, the Manager expects mutual fund trades submitted to Seligman by financial intermediaries to comply with all applicable laws and regulations. Seligman has contacted every financial intermediary that offers, sells, or purchases shares of the Seligman Funds in order to remind all of them of their responsibility to have reasonable policies and procedures to ensure that they comply with their legal and contractual obligations.

      The Manager has found no instances of Fund shareholders engaging in late trading directly with the Seligman Funds. Seligman will cooperate with and support any governmental or regulatory investigation to identify and hold accountable any financial intermediary that has submitted orders in violation of applicable laws or regulations.

Q5.   What is Seligman's policy regarding market timing?

A. Seligman has policies and procedures in place to restrict trades that, in its judgment, could prove disruptive in the management of portfolios of the Seligman Funds. As part of the Manager's procedures, the Manager frequently rejects trades, issues warning letters, and prohibits accounts from making further exchanges. Since September 2003, when the first proceedings relating to trading practices within the mutual fund industry were publicly announced, Seligman has taken additional steps to strengthen its policies and procedures.

Q6. Is Seligman conducting an internal inquiry into whether it or any of its personnel participated in or facilitated violations of law or internal policies relating to market timing or late trading?

A. Like other investment advisers, the Manager has conducted, and is continuing to conduct, an internal review with respect to market timing and late trading. In addition, the Manager is conducting a broader review of its compliance policies and procedures beyond those relating to market timing and late trading.

      The Manager has found no instances of Fund shareholders engaging in late trading directly with the Seligman Funds.

      Last September, the Manager had one market timing arrangement, a result of which frequent trading by a client was permitted to occur. This arrangement was in the process of being closed down by the Manager before the first proceedings relating to trading practices within the mutual fund industry were publicly announced later that month. Based on a review of the Manager's records for the past three years, the Manager identified three other market timing arrangements. All three had already been terminated prior to the end of September 2002.

      The results of the Manager's internal review have been presented to the Independent Directors of the Boards of the Seligman Funds. Although a review by the Independent Directors is not final, the Manager is confident that any financial impact of these arrangements on the Seligman Funds was minimal. If any Seligman Fund has incurred financial harm as a result of violations of law or internal policies by the Manager or its employees, the Manager will make restitution to that Fund. In addition, other measures have been and will be taken as appropriate, including disciplining employees.

Q7.   Does Seligman disclose its internal market timing procedures?

A. Seligman's market timing control procedures are proprietary. The Manager believes that disclosing these procedures will reduce their effectiveness.

Q8.   What new practices are being considered to prevent market timing abuses?

A. Like other members of the mutual fund industry, Seligman is considering numerous options, including the implementation of redemption fees. Seligman also has contacted every financial intermediary that offers, sells, or purchases shares of the Seligman Funds in order to inform all of them that they must have reasonable policies and procedures to ensure that they do not knowingly permit or facilitate excessive trading of the Seligman Funds or knowingly use or facilitate any methods designed to disguise such trading in the Seligman Funds.

Q9. Is Seligman involved with any SEC or state investigation relating to market timing or late trading?

A. The SEC and the Attorney General of the State of New York are reviewing the matters discussed herein. In addition, the Manager has responded to an information request from the Securities Division of the Commonwealth of Massachusetts relating to an investigation of an unaffiliated third party. As always, the Manager will continue to cooperate fully with the SEC and state authorities.

Q10.  Does Seligman have any market timing arrangements at the current time?

A. Seligman has none. In addition, Seligman has strengthened existing controls to discourage and help prevent market timing.

Q11. Have any other matters come to Seligman's attention in the course of its internal inquiry?

A. The Manager has also reviewed its practice of placing some of the Funds' orders to buy and sell portfolio securities with brokerage firms in recognition of their sales of the Seligman Funds. This is a common practice and permissible when done properly. Although the Manager believes that the execution of all such orders was consistent with its best execution obligations, the Manager may have violated applicable requirements for certain of such orders as a result of compensation arrangements the Manager had with certain brokerage firms. The Manager is confident that the Seligman Funds did not pay higher brokerage commissions in connection with those orders than the Seligman Funds would otherwise have paid for comparable transactions.

      The Manager is conducting an investigation of these matters and is making interim reports to the Independent Directors of the Boards of the Seligman Funds, who will determine any appropriate measures to be taken. In October 2003, the Manager ceased placing Fund orders to buy and sell portfolio securities with brokerage firms in recognition of their Fund sales. The Manager is also responding to information requests from the SEC relating to Seligman's use of revenue sharing and fund portfolio brokerage commissions. As always, the Manager will continue to cooperate with the SEC.

Q12. Have any employees been disciplined in connection with the Manager's overall internal review?

A. One employee has left Seligman. Other disciplinary measures will be taken as appropriate.

Shareholder Information

Deciding Which Class of Shares to Buy

Each of the Fund's Classes represents an interest in the same portfolio of investments. However, each Class has its own sales charge schedule, and its ongoing 12b-1 fees may differ from other Classes. When deciding which Class of shares to buy, you should consider, among other things:

o     The amount you plan to invest.

o How long you intend to remain invested in that Fund, or another Seligman mutual fund.

o If you would prefer to pay an initial sales charge and lower ongoing 12b-1 fees, or be subject to a CDSC and pay higher ongoing 12b-1 fees or in the case of employee benefit plans eligible to purchase Class R shares, be subject to a CDSC for a shorter period of time and pay higher ongoing 12b-1 fees.

o Whether you may be eligible for reduced or no sales charges when you buy or sell shares.

Your financial advisor will be able to help you decide which Class of shares best meets your needs.

Class A
--------------------------------------------------------------------------------

o     Initial sales charge on Fund purchases, as set forth below:

                                  Sales Charge as a %          Sales Charge as a % of         Regular Dealer Discount
    Amount of your Investment    of Offering Price(1)            Net Amount Invested         as a % of Offering Price
------------------------------------------------------------------------------------------------------------------------
    Less than $ 50,000                    4.75%                          4.99%                          4.25%
------------------------------------------------------------------------------------------------------------------------
    $50,000 - $ 99,999                    4.00                           4.17                           3.50
------------------------------------------------------------------------------------------------------------------------
    $100,000 - $249,999                   3.50                           3.63                           3.00
------------------------------------------------------------------------------------------------------------------------
    $250,000 - $499,999                   2.50                           2.56                           2.25
------------------------------------------------------------------------------------------------------------------------
    $500,000 - $999,999                   2.00                           2.04                           1.75
------------------------------------------------------------------------------------------------------------------------
    $1,000,000 and over(2)                0.00                           0.00                           0.00
------------------------------------------------------------------------------------------------------------------------

----------
(1) "Offering Price" is the amount that you actually pay for Fund shares; it includes the initial sales charge.

(2) You will not pay an initial sales charge on purchases of $1 million or more, but you will be subject to a 1% CDSC if you sell your shares within 18 months.

o     Annual 12b-1 fee (for shareholder services) of up to 0.25%.

o No initial sales charge on reinvested dividends or capital gain distributions.

o Certain employer-sponsored defined contribution-type plans can purchase shares with no initial sales charge.

Class B
--------------------------------------------------------------------------------

o     No initial sales charge on purchases.

o     A declining CDSC on shares sold within 6 years of purchase:

      Years Since Purchase                                                CDSC
      ------------------------------------------------------------------------
      Less than 1 year                                                      5%
      ------------------------------------------------------------------------
      1 year or more but less than 2 years                                  4
      ------------------------------------------------------------------------
      2 years or more but less than 3 years                                 3
      ------------------------------------------------------------------------
      3 years or more but less than 4 years                                 3
      ------------------------------------------------------------------------
      4 years or more but less than 5 years                                 2
      ------------------------------------------------------------------------
      5 years or more but less than 6 years                                 1
      ------------------------------------------------------------------------
      6 years or more                                                       0
      ------------------------------------------------------------------------

Your purchase of Class B shares must be for less than $250,000, because if you are investing $250,000 or more, you will pay less in fees and charges if you buy another Class of shares.

o     Annual 12b-1 fee (for distribution and shareholder services) of 1.00%.

o Automatic conversion to Class A shares approximately eight years after purchase, resulting in lower ongoing 12b-1 fees.

o No CDSC when you sell shares purchased with reinvested dividends or capital gain distributions.

Class C
--------------------------------------------------------------------------------

o     Initial sales charge on Fund purchases, as set forth below:

                                   Sales Charge as a %          Sales Charge as a % of         Regular Dealer Discount
    Amount of your Investment     of Offering Price(1)            Net Amount Invested         as a % of Offering Price
    ---------------------------------------------------------------------------------------------------------------------
    Less than $100,000                     1.00%                          1.01%                          1.00%
    ---------------------------------------------------------------------------------------------------------------------
    $100,000 - $249,999                    0.50                           0.50                           0.50
    ---------------------------------------------------------------------------------------------------------------------
    $250,000 - $1,000,000                  0.00                           0.00                           0.00
    ---------------------------------------------------------------------------------------------------------------------

--------
(1) "Offering Price" is the amount that you actually pay for Fund shares; it includes the initial sales charge.

Your purchase of Class C shares must be for less than $1,000,000 because if you invest $1,000,000 or more you will pay less in fees and charges if you buy Class A shares.

o     A 1% CDSC on shares sold within eighteen months of purchase.

o     Annual 12b-1 fee (for distribution and shareholder services) of 1.00%.

o No automatic conversion to Class A shares, so you will be subject to higher ongoing 12b-1 fees indefinitely.

o No initial sales charge on reinvested dividends or capital gain distributions.

o No CDSC when you sell shares purchased with reinvested dividends or capital gain distributions.

When purchasing shares through certain financial intermediaries, investors may also buy Class C shares without an initial sales charge and with a CDSC of twelve months. As a result, investors purchasing Class C shares through these financial intermediaries will not be limited to dollar amounts of less than $1,000,000. The financial intermediaries offering Class C shares without an initial sales charge and with a CDSC of twelve months are set forth in the Statement of Additional Information.

Class D*

o     No initial sales charge on purchases.

o     A 1% CDSC on shares sold within one year of purchase.

o     Annual 12b-1 fee (for distribution and shareholder services) of 1.00%.

o No automatic conversion to Class A shares, so you will be subject to higher ongoing 12b-1 fees indefinitely.

o No CDSC when you sell shares purchased with reinvested dividends or capital gain distributions.

Class R**
--------------------------------------------------------------------------------

o     No initial sales charge on purchases.

o     Annual 12b-1 fee (for distribution and shareholder services) of 0.50%.

o A 1% CDSC on shares sold within one year of the plan's initial purchase of Class R shares of the Fund.

o No automatic conversion to Class A shares, so you will be subject to higher ongoing 12b-1 fees indefinitely.

o No CDSC when you sell shares purchased with reinvested dividends or capital gain distributions.

------------
* Class D shares are not available to all investors. You may purchase Class D shares only (1) if you already own Class D shares of the Fund or another Seligman mutual fund, (2) if your financial advisor of record maintains an omnibus account at SDC, or (3) pursuant to a 401(k) or other retirement plan program for which Class D shares are already available or for which the sponsor requests Class D shares because the sales charge structure of Class D shares is comparable to the sales charge structure of the other funds offered under the program.

** Class R shares are not available to all investors. You may purchase Class R shares only if you are a qualified or non-qualified employee benefit plan or arrangement (other than Section 403(b) plan sponsored by public educational institutions) that provides for the purchase of Fund shares and has (1) less than $20 million in assets (determined at the time of initial investment in the Seligman Group of mutual funds); and (2) at least (a) $500,000 invested in the Seligman Group of mutual funds or (b) 50 eligible employees to whom such plan is made available.

Each Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows each Class to pay 12b-1 fees for the sale and distribution of its shares and/or for providing services to shareholders.

Because each Fund's 12b-1 fees are paid out of each Class's assets on an ongoing basis, over time these fees will increase your investment expenses and may cost you more than other types of sales charges.

The Funds' Board of Directors believes that no conflict of interest currently exists between each Fund's Classes of shares. On an ongoing basis, the Directors, in the exercise of their fiduciary duties under the Investment Company Act of 1940 and Maryland law, will seek to ensure that no such conflict arises.

How CDSCs Are Calculated

To minimize the amount of the CDSC you may pay when you sell your shares, each Fund assumes that shares acquired through reinvested dividends and capital gain distributions (which are not subject to a CDSC) are sold first. Shares that have been in your account long enough so they are not subject to a CDSC are sold next. After these shares are exhausted, shares will be sold in the order they were purchased (earliest to latest). The amount of any CDSC that you pay will be based on the shares' original purchase price or current net asset value, whichever is less.

You will not pay a CDSC when you exchange shares of any Fund to buy the same class of shares of any other Seligman mutual fund ("another fund" or "other fund") or when you exchange shares of another fund to buy the same class of shares of a Fund. For the purpose of calculating the CDSC, when you exchange shares of a fund for the same class of another fund, it will be assumed that you held the shares of the other fund since the date you originally purchased the shares of that Fund. Similarly, when you exchange shares of another fund for shares of the fund, it will be assumed that you held the shares of the Fund since the date you originally purchased shares of the other fund.

Pricing of Fund Shares

When you buy or sell shares, you do so at the Class's net asset value ("NAV") next calculated after Seligman Advisors receives your request in good order. Any applicable sales charge will be added to the purchase price for Class A shares and Class C shares. Purchase or sale orders received by an authorized dealer or your financial advisor by the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time) and received in good order by Seligman Advisors before the close of business (5:00 p.m. Eastern time) on the same day will be executed at the Class's NAV calculated as of the close of regular trading on the NYSE on that day. However, Seligman Advisors may reject any request to purchase Fund shares under the circumstances discussed later in this prospectus in "Important Policies That May Affect Your Account." An authorized dealer or your financial advisor is responsible for forwarding your order to Seligman Advisors before the close of business.

--------------------------------------------------------------------------------

   NAV: Computed separately for each Class by dividing that Class's share of the net assets of the Fund (i.e., its assets less liabilities) by the total number of outstanding shares of the Class.

--------------------------------------------------------------------------------

If your buy or sell order is received by an authorized dealer or your financial advisor after the close of regular trading on the NYSE, or is accepted by Seligman Advisors after the close of business, the order will be executed at the Class's NAV calculated as of the close of regular trading on the next NYSE trading day. When you sell shares, you receive the Class's per share NAV, less any applicable CDSC.

The NAV of each Fund's shares is determined each day, Monday through Friday, on days that the NYSE is open for trading. Because the Funds have portfolio securities that are primarily listed on foreign exchanges that may trade on weekends or other days when the Funds do not price their shares, the value of a Fund's portfolio securities may change on days when you may not be able to buy or sell Fund shares. Because of their higher 12b-1 fees, the NAV of Class B, Class C, Class D and Class R shares will generally be lower than the NAV of Class A shares of the same Fund.

Securities owned by a Fund are valued at current market prices. If reliable market prices are unavailable, securities are valued in accordance with procedures approved by the Board of Directors.

Opening Your Account

The Funds' shares are sold through authorized dealers or financial advisors who have sales agreements with Seligman Advisors. There are several programs under which you may be eligible for reduced sales charges or lower minimum investments. Ask an authorized dealer or your financial advisor if any of these programs apply to you. Class D and Class R shares are not available to all investors. For more information, see "Deciding Which Class of Share to Buy - Class D" and "- Class R."

To make your initial investment in a Fund, contact an authorized dealer or your financial advisor or complete an account application and send it with your check directly to SDC at the address provided on the account application. If you do not choose a Class, your investment will automatically be made in Class A shares.

The required minimum initial investments are:

o     Regular (non-retirement) accounts: $1,000

o     For accounts opened concurrently with Invest- A-Check(R):

      o     $100 to open if you will be making monthly investments

      o     $250 to open if you will be making quarterly investments

--------------------------------------------------------------------------------

   You may buy shares of any Fund for all types of tax-deferred retirement plans. Contact Retirement Plan Services at the address or phone number listed on the inside back cover of this Prospectus for information and to receive the proper forms.

--------------------------------------------------------------------------------

If you buy shares by check and subsequently sell the shares, SDC will not send your proceeds until your check clears, which could take up to 15 calendar days from the date of your purchase.

You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in that Fund and the other Seligman funds you own under the same account number. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee of $10 per year, per account, with a maximum charge of $150 per account. Send your request and a check for the fee to SDC.

Share certificates representing shares of a Fund are no longer issued. Any further purchases of shares (whether by further subscription or in connection with the exercise of exchange privileges) will be recorded in book-entry form only. However, if a share certificate has been previously issued to a shareholder, the shareholder will be required to deliver the share certificate to SDC, as shareholder servicing agent, before a request for redemption or exchange of shares evidenced by that share certificate will be processed.

If you want to be able to buy, sell, or exchange shares by telephone, you should complete an application when you open your account. This will prevent you from having to complete a supplemental election form (which may require a medallion signature guarantee) at a later date.

How to Buy Additional Shares

After you have made your initial investment, there are many options available to make additional purchases of Fund shares. Subsequent purchases must be for $100 or more. Shares may be purchased through an authorized dealer or your financial advisor, or you may send a check directly to SDC. Please provide either an investment slip or a note that provides your name(s), Fund name and account number. Unless you indicate otherwise, your investment will be made in the Class you already own. Send investment checks to:

Seligman Data Corp.
P.O. Box 9766
Providence, RI 02940-9766

Your check must be in US dollars and be drawn on a US bank. You may not use cash, checks made payable to cash, third party checks, traveler's checks or credit card convenience checks for investment.

You may also use the following account services to make additional investments:

Invest-A-Check(R). You may buy Fund shares electronically from a savings or checking account of an Automated Clearing House ("ACH") member bank. If your bank is not a member of ACH, the Fund will debit your checking account by preauthorized checks. You may buy Fund shares at regular monthly intervals in fixed amounts of $100 or more, or regular quarterly intervals in fixed amounts of $250 or more. If you use Invest-A-Check(R), you must continue to make automatic investments until the Fund's minimum initial investment of $1,000 is met or your account may be closed.

Automatic Dollar-Cost-Averaging. If you have at least $5,000 in Seligman Cash Management Fund, you may exchange uncertificated shares of that fund to buy shares of the same class of another Seligman mutual fund at regular monthly intervals in fixed amounts of $100 or more, or regular quarterly intervals in fixed amounts of $250 or more. If you exchange Class A shares or Class C shares, you may pay an initial sales charge to buy Fund shares.

Automatic CD Transfer. You may instruct your bank to invest the proceeds of a maturing bank certificate of deposit in shares of the Fund. If you wish to use this service, contact SDC, an authorized dealer or your financial advisor to obtain the necessary forms. Because your bank may charge you a penalty, it is not normally advisable to withdraw CD assets before maturity.

Dividends From Other Investments. You may have your dividends from other companies invested in a Fund. (Dividend checks must include your name, account number, Fund name, and Class of shares and be drawn in an amount of $100 or more.)

Direct Deposit. You may buy Fund shares electronically with funds from your employer, the IRS, or any other institution that provides direct deposit. Call

SDC for more information. The Fund may permit investments that are lower than the investment minimums described in this prospectus for those employees whose employers permit investments in the Seligman Group of Funds via a direct deposit through a payroll deduction program.

Seligman Time Horizon Matrix(SM). (Requires an initial total investment of $10,000.) This is a needs-based investment process, designed to help you and your financial advisor plan to seek your long-term financial goals. It considers your financial needs, and helps frame a personalized asset-allocation strategy around the cost of your future commitments and the time you have to meet them. Contact an authorized dealer or your financial advisor for more information.

Seligman Harvester(SM Patent Pending). If you are a retiree or nearing retirement, this program is designed to help you establish an investment strategy that seeks to meet your needs throughout your retirement. The strategy is customized to your personal financial situation by allocating your assets to seek to address your income requirements, prioritizing your expenses and establishing a prudent withdrawal schedule. Contact an authorized dealer or your financial advisor for more information.

How to Exchange Shares Among the Seligman Mutual Funds

You may sell Fund shares to buy shares of the same Class of another Seligman mutual fund, or you may sell shares of another Seligman mutual fund to buy shares of any Fund. Exchanges will be made at each fund's respective NAV. You will not pay an initial sales charge when you exchange, unless you exchange Class A shares or Class C shares of Seligman Cash Management Fund to buy shares of the same class of a Fund or another Seligman mutual fund.

Only your dividend and capital gain distribution options and telephone services will be automatically carried over to any new fund account. If you wish to carry over any other account options (for example, Invest-A-Check(R) or Systematic Withdrawals) to the new fund, you must specifically request so at the time of your exchange.

If you exchange into a new fund, you must exchange enough to meet the new fund's minimum initial investment.

See "The Seligman Mutual Funds" for a list of the funds available for exchange. Before making an exchange, contact an authorized dealer or your financial advisor or SDC to obtain the applicable fund prospectus(es). You should read and understand a fund's prospectus before investing. Some funds may not offer all Classes of shares.

How to Sell Shares

The easiest way to sell Fund shares is by phone. If you have telephone services, you may be able use this service to sell Fund shares. Restrictions apply to certain types of accounts. Please see "Important Policies That May Affect Your Account."

When you sell Fund shares by phone, a check for the proceeds is sent to your address of record. If you have current ACH bank information on file, you may have the proceeds of the sale of your Fund shares directly deposited into your bank account (typically within 2 business days after your shares are sold).

You may sell shares to the Fund through an authorized dealer or your financial advisor. The Fund does not charge any fees or expenses, other than any applicable CDSC, for this transaction; however, the authorized dealer or financial advisor may charge a service fee. Contact an authorized dealer or your financial advisor for more information.

You may always send a written request to sell Fund shares; however, it may take longer to get your money.

To protect you and the Fund, if your written redemption request is for $25,000 or more, SDC will seek telephone confirmation from you, an authorized dealer or your financial advisor before sending any money. If the proceeds are: (1) $50,000 or more; (2) to be paid to someone other than the account owner; (3) to be mailed to other than your address of record; (4) requested in connection with an address change; or (5) requested within 30 days of an address change on the account, then before sending any money, the Fund will require:

o     A signed, written redemption request;

o     Telephone confirmation; and

o     A medallion signature guarantee.

--------------------------------------------------------------------------------

   Medallion Signature Guarantee:


   Protects you and each Fund from a fraud. It is an assurance that the signature is genuine. A Medallion Signature Guarantee from The New York Stock Exchange, Inc. Medallion Signature Guarantee Program, The Securities Transfer Agents Medallion Program and The Stock Exchanges Medallion Program are acceptable. These guarantees are the leading signature guarantee programs recognized by most financial services associations throughout the United States and Canada, and are endorsed by the Securities Transfer Association. Non-medallion signature guarantees or notarization by a notary public are not acceptable forms of signature guarantees.


--------------------------------------------------------------------------------

Confirmations will not affect the date on which your redemption request is actually processed, but they may delay the payment of proceeds.

If your Fund shares are represented by certificates, you will need to surrender the certificates to SDC before you sell your shares.

You may need to provide additional documents to sell Fund shares if you are:

o     a corporation;

o     an executor or administrator;

o     a trustee or custodian; or

o     in a retirement plan.

Contact an authorized dealer, your financial advisor or SDC's Shareholder Services Department for information on selling your shares under any of the above circumstances.

You may also use the following account service to sell Fund shares:

Systematic Withdrawal Plan. If you have at least $5,000 in a Fund, you may withdraw (sell) a fixed dollar amount (minimum of $50) of uncertificated shares at regular intervals. A check will be sent to you at your address of record or, if you have current ACH bank information on file, you may have your payments directly deposited to your predesignated bank account, generally within 2 business days after your shares are sold. If you bought $1,000,000 or more of Class A shares without an initial sales charge, your withdrawals may be subject to a 1% CDSC if they occur within 18 months of purchase. If you own Class B, Class C, Class D or Class R shares and reinvest your dividends and capital gain distributions, you may annually withdraw 12%, 10%, 10% or 10%, respectively, of the value of your Fund account (at the time of election) without a CDSC.

Important Policies That May
Affect Your Account

To protect you and other shareholders, each Fund reserves the right to:

o     Refuse an exchange request if:

      1. you have exchanged twice from the same fund in any three-month period;

      2. the amount you wish to exchange equals or exceeds the lesser of $1,000,000 or 1% of the Fund's net assets; or

      3. you, an authorized dealer or your financial advisor have been advised that previous patterns of purchases and sales or exchanges have been considered excessive.

o     Refuse any request to buy Fund shares.

o     Reject any request received by telephone.

o     Suspend or terminate telephone services.

o Reject a medallion signature guarantee that SDC believes may be fraudulent.

o Close your fund account if its value falls below $500, although a Fund generally will not close an account that falls below $500 as a result of a market decline. A Fund will notify you in writing at least 30 days before closing the account;.

o Close your account if it does not have a certified taxpayer identification number.

o Request additional information to close your account to the extent required or permitted by applicable law or regulations, including those related to the prevention of money laundering.

Telephone Services You, an authorized dealer or your financial advisor will be able to place the following requests by telephone, unless you indicate on your account application that you do not want telephone services:

o Sell uncertificated shares (up to $50,000 per day, payable to account owner(s) and mailed to address of record);

o     Exchange shares between funds.;

o     Change dividend and/or capital gain distribution options;

o     Change your address;

o     Establish systematic withdrawals to address of record.

If you do not complete an account application when you open your account, telephone services must be elected on a supplemental election form (which may require a medallion signature guarantee).

Restrictions apply to certain types of accounts:

o Trust accounts on which the current trustee is not listed may not sell Fund shares by phone;

o     Corporations may not sell Fund shares by phone.

o     IRAs may only exchange Fund shares or request address changes by phone;

o Group retirement plans may not sell Fund shares by phone; plans that allow participants to exchange by phone must provide a letter of authorization signed by the plan custodian or trustee and provide a supplemental election form signed by all plan participants.

Unless you have current ACH bank information on file, you will not be able to sell Fund shares by phone within 30 days following an address change.

Your telephone request must be communicated to an SDC representative. You may not request any phone transactions via the automated access line.

You may cancel telephone services at any time by sending a written request to SDC. Each account owner, by accepting or adding telephone services, authorizes each of the other owners to make requests by phone. An authorized dealer or your financial advisor may not establish telephone services without your written authorization. SDC will send written confirmation to the address of record when telephone services are added or terminated.

During times of heavy call volume, you may not be able to get through to SDC by phone to request a sale or exchange of Fund shares. In this case, you may need to send written instructions, and it may take longer for your request to be processed. A Fund's NAV may fluctuate during this time.

The Funds and SDC will not be liable for processing requests received by phone as long as it was reasonable to believe that the request was genuine. The Fund and SDC will employ reasonable procedures to confirm whether instructions received by telephone are genuine, and, if they do not, they may be liable for any losses due to unauthorized or fraudulent instructions.

Reinstatement Privilege If you sell Fund shares, you may, within 120 calendar days, use part or all of the proceeds to buy shares of that Fund or another Seligman mutual fund (reinstate your investment) without paying an initial sales charge or, if you paid a CDSC when you sold your shares, receiving a credit for the applicable CDSC paid. This privilege is available only once each calendar year. Contact an authorized dealer or your financial advisor for more information. You should consult your tax advisor concerning possible tax consequences of exercising this privilege.

Dividends and Capital Gain Distributions

Each Fund generally pays any dividends from its net investment income and distributes net capital gains realized on investments annually. It is expected that each Fund's distributions will be primarily capital gains. The Funds had substantial capital loss carryforwards which are available for offset against future net capital gains, expiring in varying amounts through 2010. Accordingly, no capital gain distributions are expected to be paid to shareholders until net capital gains have been realized in excess of the available capital loss carryforwards.

You may elect to:

(1)   reinvest both dividends and capital gain distributions;

(2)   receive dividends in cash and reinvest capital gain distributions; or

(3)   receive both dividends and capital gain distributions in cash.

--------------------------------------------------------------------------------

   Dividend:

   A payment by a mutual fund, usually derived from the fund's net investment income (dividends and interest earned on portfolio securities less expenses).

   Capital Gain Distribution:

   A payment to mutual fund shareholders which represents profits realized on the sale of securities in a fund's portfolio.

   Ex-dividend Date:

   The day on which any declared distributions (dividends or capital gains) are deducted from a fund's assets before it calculates its NAV.

--------------------------------------------------------------------------------

Your dividends and capital gain distributions will be reinvested if you do not instruct otherwise or if you own Fund shares in a Seligman tax-deferred retirement plan.

If you want to change your election, you may write SDC at the address listed on the back cover of this Prospectus or, if you have telephone services, you, an authorized dealer or your financial advisor may call SDC. Your request must be received by SDC before the record date to be effective for that dividend or capital gain distribution.

Cash dividends or capital gain distributions that are not reinvested, will be sent by check to your address of record or, if you have current ACH bank information on file, directly deposited into your predesignated bank account, generally within 2 business days from the payable date.

Dividends and capital gain distributions are reinvested to buy additional Fund shares on the payable date using the NAV of the ex-dividend date.

Dividends on Class B, Class C, Class D and Class R shares will be lower than the dividends on Class A shares as a result of their higher 12b-1 fees. Capital gain distributions will be paid in the same amount for each Class.

Taxes

The tax treatment of dividends and capital gain distributions is the same whether you take them in cash or reinvest them to buy additional Fund shares. Tax-deferred retirement plans are not taxed currently on dividends or capital gain distributions or on exchanges.

Dividends paid by a Fund are taxable to you as ordinary income. You may be taxed at different rates on capital gains distributed by a Fund depending on the length of time the Fund holds its assets.

When you sell Fund shares, any gain or loss you realize will generally be treated as a long-term capital gain or loss if you held your shares for more than one year, or as a short-term capital gain or loss if you held your shares for one year or less. However, if you sell Fund shares on which a long-term capital gain distribution has been received and you held the shares for six months or less, any loss you realize will be treated as a long-term capital loss to the extent that it offsets the long-term capital gain distribution.

An exchange of Fund shares is a sale and may result in a gain or loss for federal income tax purposes.

Each January, you will be sent information on the tax status of any distributions made during the previous calendar year. Because each shareholder's situation is unique, you should always consult your tax advisor concerning the effect income taxes may have on your individual investment.

The Seligman Mutual Funds

EQUITY

Specialty
-------------------------------------------------------------------------------

Seligman Communications and Information Fund

Seeks capital appreciation by investing in companies operating in all aspects of the communications, information, and related industries.

Seligman Emerging Markets Fund

Seeks long-term capital appreciation by investing primarily in equity securities of companies in emerging markets.

Seligman Global Technology Fund

Seeks long-term capital appreciation by investing primarily in global securities (US and non-US) of companies in the technology and technology-related industries.

Small Company
-------------------------------------------------------------------------------

Seligman Frontier Fund

Seeks growth of capital by investing primarily in small company growth stocks.

Seligman Global Smaller Companies Fund

Seeks long-term capital appreciation by investing in securities of smaller companies around the world, including the US.

Seligman Small-Cap Value Fund

Seeks long-term capital appreciation by investing in equities of small companies, deemed to be "value" companies by the investment manager.

Medium Company
-------------------------------------------------------------------------------

Seligman Capital Fund

Seeks capital appreciation by investing in the common stocks of companies with significant potential for growth.

Large Company
--------------------------------------------------------------------------------

Seligman Common Stock Fund

Seeks total return through a combination of capital appreciation and current income.

Seligman Global Growth Fund

Seeks capital appreciation by investing primarily in equity securities of companies that have the potential to benefit from global economic or social trends.

Seligman Growth Fund

Seeks long-term capital appreciation.

Seligman International Growth Fund

Seeks long-term capital appreciation by investing in securities of medium- to large-sized companies, primarily in the developed markets outside the US.

Seligman Large-Cap Value Fund

Seeks long-term capital appreciation by investing in equities of large companies, deemed to be "value" companies by the investment manager.

Balanced
-------------------------------------------------------------------------------

Seligman Income and Growth Fund

Seeks total return through a combination of capital appreciation and income consistent with what is believed to be a prudent allocation between equity and fixed-income securities.

Real Estate
-------------------------------------------------------------------------------

Seligman LaSalle Monthly Dividend Real Estate Fund

Seeks to provide a high level of current income. Capital appreciation is a secondary objective.

FIXED-INCOME
-------------------------------------------------------------------------------

Income
-------------------------------------------------------------------------------

Seligman High-Yield Bond Fund

Seeks to maximize current income by investing in a diversified portfolio of high-yielding, high-risk corporate bonds, commonly referred to as "junk bonds."

Seligman Investment Grade Fixed Income Fund

Seeks to produce a high level of current income consistent with prudent exposure to risk. Capital appreciation is a secondary objective.

Seligman U.S. Government Securities Fund

Seeks high current income primarily by investing in a diversified portfolio of securities guaranteed by the US government, its agencies, or instrumentalities, which have maturities greater than one year.

Municipal
-------------------------------------------------------------------------------

Seligman Municipal Funds:

National Fund

Seeks maximum income, exempt from regular federal income taxes.

State-specific funds:*

Seek to maximize income exempt from regular federal income taxes and from regular income taxes in the designated state.

California           Louisiana            New Jersey
o High-Yield         Maryland             New York
o Quality            Massachusetts        North Carolina
Colorado             Michigan             Ohio
Florida              Minnesota            Oregon
Georgia              Missouri             Pennsylvania
                                          South Carolina

*     A small portion of income may be subject to state and local taxes.

Money Market
-------------------------------------------------------------------------------

Seligman Cash Management Fund

Seeks to preserve capital and to maximize liquidity and current income, by investing only in high-quality money market securities having a dollar-weighted average portfolio maturity of 90 days or less. The fund seeks to maintain a constant net asset value of $1.00 per share.

ASSET ALLOCATION
-------------------------------------------------------------------------------

Seligman Time Horizon/Harvester Series, Inc. is an asset-allocation type mutual fund. It offers four different asset-allocation funds that pursue their investment objectives by allocating their assets among other mutual funds in the Seligman Group.

Seligman Time Horizon 30 Fund

Seeks long-term capital appreciation by creating a portfolio of mutual funds that invests in aggressive growth-oriented domestic and international equity securities weighted toward small- and medium-capitalization companies.

Seligman Time Horizon 20 Fund

Seeks long-term capital appreciation by creating a portfolio of mutual funds that invests in growth-oriented domestic and international equity securities, with a more even weighting among small-, medium- and large-capitalization companies than Seligman Time Horizon 30 Fund.

Seligman Time Horizon 10 Fund

Seeks capital appreciation by creating a portfolio of mutual funds that invests in small-, medium- and large-capitalization domestic and international equity securities as well as domestic fixed-income securities.

Seligman Harvester Fund

Seeks capital appreciation and preservation of capital with current income and growth of income by creating a portfolio of mutual funds that invests in medium- and large-capitalization domestic and international equity securities supplemented by a larger allocation of fixed-income securities and cash than Seligman Time Horizon 10 Fund.

Financial Highlights

The tables below are intended to help you understand the financial performance of certain of the Fund's Classes for the past five years or, if less than five years, the period of the Class's operations. Certain information reflects financial results for a single share of a Class that was held throughout the periods shown. "Total return" shows the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all your dividends and capital gain distributions. Total returns do not reflect any sales charges or taxes. Deloitte & Touche LLP, independent auditors, have audited this information. Their report, along with each Fund's financial statements, is included in the Funds' Annual Report, which is available upon request.

EMERGING MARKETS FUND


                                                                                    Year ended October 31,
                                                                  --------------------------------------------------------
CLASS A                                                              2003        2002        2001        2000        1999
--------------------------------------------------------------------------------------------------------------------------
Per Share Data:*
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                                $  4.34     $  4.11     $  5.57     $  6.69     $  5.18
--------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
--------------------------------------------------------------------------------------------------------------------------
   Net investment loss                                              (0.06)      (0.06)      (0.06)      (0.09)      (0.07)
--------------------------------------------------------------------------------------------------------------------------
   Net gain (loss) on securities (both realized and unrealized)      1.89        0.26       (1.17)      (0.77)       1.87
--------------------------------------------------------------------------------------------------------------------------
   Net gain (loss) on foreign currency transactions
     (both realized and unrealized)**                                0.30        0.03       (0.23)      (0.26)      (0.29)
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                     2.13        0.23       (1.46)      (1.12)       1.51
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                      $  6.47     $  4.34     $  4.11     $  5.57     $  6.69
==========================================================================================================================
Total Return:                                                       49.08%       5.60%     (26.21)%    (16.74)%     29.15%
--------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000s omitted)                            $34,744     $24,173     $21,014     $27,273     $30,822
--------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                              3.61%       3.12%       3.14%       2.48%       2.58%
--------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets                  (1.20)%     (1.23)%     (1.37)%     (1.15)%     (1.11)%
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                            251.65      149.82%     133.56%     188.19%     136.94%
--------------------------------------------------------------------------------------------------------------------------

---------------
See footnotes on page 63.

EMERGING MARKETS FUND


                                                                                      Year ended October 31,
                                                                  -------------------------------------------------------------
CLASS B                                                               2003         2002         2001         2000         1999
-------------------------------------------------------------------------------------------------------------------------------
Per Share Data:*
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                                $   4.13     $   3.95     $   5.40     $   6.52     $   5.09
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
-------------------------------------------------------------------------------------------------------------------------------
   Net investment loss                                               (0.09)       (0.09)       (0.10)       (0.14)       (0.11)
-------------------------------------------------------------------------------------------------------------------------------
   Net gain (loss) on securities (both realized and unrealized)       1.77         0.24        (1.12)       (0.72)        1.83
-------------------------------------------------------------------------------------------------------------------------------
   Net gain (loss) on foreign currency transactions
     (both realized and unrealized)**                                 0.30         0.03        (0.23)       (0.26)       (0.29)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                      1.98         0.18        (1.45)       (1.12)        1.43
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                      $   6.11     $   4.13     $   3.95     $   5.40     $   6.52
===============================================================================================================================
Total Return:                                                        47.94%        4.56%      (26.85)%     (17.18)%      28.10%
-------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000s omitted)                            $  8,885     $  6,776     $  6,938     $ 11,156     $ 16,129
-------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                               4.36%        3.87%        3.89%        3.23%        3.33%
-------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets                   (1.95)%      (1.98)%      (2.12)%      (1.90)%      (1.86)%
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             251.65%      149.82%      133.56%      188.19%      136.94%
-------------------------------------------------------------------------------------------------------------------------------

--------
See footnotes on page 63.

EMERGING MARKETS FUND


                                                                               Year ended October 31,                 5/27/99@
                                                                  -----------------------------------------------        to
CLASS C                                                               2003         2002         2001         2000     10/31/99
----------------------------------------------------------------------------------------------------------------------------------
Per Share Data:*
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                              $   4.13     $   3.95     $   5.40     $   6.52     $   6.14
----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
---------------------------------------------------------------------------------------------------------------------------------
   Net investment loss                                               (0.09)       (0.09)       (0.10)       (0.14)       (0.07)
----------------------------------------------------------------------------------------------------------------------------------
   Net gain (loss) on securities (both realized and unrealized)       1.78         0.24        (1.12)       (0.72)        0.48
----------------------------------------------------------------------------------------------------------------------------------
   Net gain (loss) on foreign currency transactions
     (both realized and unrealized)**                                 0.30         0.03        (0.23)       (0.26)       (0.03)
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                      1.99         0.18        (1.45)       (1.12)        0.38
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $   6.12     $   4.13     $   3.95     $   5.40     $   6.52
==================================================================================================================================
Total Return:                                                        48.18%        4.56%      (26.85)%     (17.18)%       6.19%
----------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)                          $  1,868     $  1,021     $    889     $    898     $    307
----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                               4.36%        3.87%        3.89%        3.23%        3.37%+
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets                   (1.95)%      (1.98)%      (2.12)%      (1.90)%      (2.05)%+
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             251.65%      149.82%      133.56%      188.19%      136.94%++
----------------------------------------------------------------------------------------------------------------------------------

----------
See footnotes on page 63.

EMERGING MARKETS FUND


                                                                                       Year ended October 31,
                                                                  --------------------------------------------------------------
CLASS D                                                               2003         2002         2001         2000         1999
--------------------------------------------------------------------------------------------------------------------------------
Per Share Data:*
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                                $   4.13     $   3.95     $   5.40     $   6.52     $   5.09
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
--------------------------------------------------------------------------------------------------------------------------------
   Net investment loss                                               (0.09)       (0.09)       (0.10)       (0.14)       (0.11)
--------------------------------------------------------------------------------------------------------------------------------
   Net gain (loss) on securities (both realized and unrealized)       1.77         0.24        (1.12)       (0.72)        1.83
--------------------------------------------------------------------------------------------------------------------------------
   Net gain (loss) on foreign currency transactions
     (both realized and unrealized)**                                 0.30         0.03        (0.23)       (0.26)       (0.29)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                      1.98         0.18        (1.45)       (1.12)        1.43
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                      $   6.11     $   4.13     $   3.95     $   5.40     $   6.52
================================================================================================================================
Total Return:                                                        47.94%        4.56%      (26.85)%     (17.18)%      28.10%
--------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000s omitted)                            $  8,551     $  5,807     $  5,282     $  7,645     $ 12,854
--------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                               4.36%        3.87%        3.89%        3.23%        3.33%
--------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets                   (1.95)%      (1.98)%      (2.12)%      (1.90)%      (1.86)%
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             251.65%      149.82%      133.56%      188.19%      136.94%
--------------------------------------------------------------------------------------------------------------------------------

------------
See footnotes on page 63.

EMERGING MARKETS FUND

                                                                     4/30/03@
                                                                        to
CLASS R                                                              10/31/03
--------------------------------------------------------------------------------
Per Share Data:*
--------------------------------------------------------------------------------
Net asset value, beginning of period                                 $  4.58
--------------------------------------------------------------------------------
Income from investment operations:
   Net investment loss                                                 (0.05)
--------------------------------------------------------------------------------
   Net gain (loss) on securities (both
     realized and unrealized)                                           1.77
--------------------------------------------------------------------------------
   Net gain (loss) on foreign currency
     transactions (both realized and
     unrealized)**                                                      0.17
--------------------------------------------------------------------------------
Total from investment operations                                        1.89
--------------------------------------------------------------------------------
Net asset value, end of period                                       $  6.47
================================================================================
Total Return:                                                          41.27%
--------------------------------------------------------------------------------
Ratios/Supplemental Data:
--------------------------------------------------------------------------------
Net assets, end of period (000s omitted)                             $     2
--------------------------------------------------------------------------------
Ratio of expenses to average net assets                                 3.94%+
--------------------------------------------------------------------------------
Ratio of net investment loss to average net assets                     (1.88)%+
--------------------------------------------------------------------------------
Portfolio turnover rate                                               251.65%#
--------------------------------------------------------------------------------

-----------
See footnotes on page 63.

GLOBAL GROWTH FUND


                                                                                       Year ended October 31,
                                                                  --------------------------------------------------------------
CLASS A                                                               2003         2002         2001         2000         1999
--------------------------------------------------------------------------------------------------------------------------------
Per Share Data:*
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                                $   5.18     $   6.95     $  13.48     $  12.86     $   9.62
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
--------------------------------------------------------------------------------------------------------------------------------
   Net investment loss                                               (0.02)       (0.05)       (0.06)       (0.10)       (0.07)
--------------------------------------------------------------------------------------------------------------------------------
   Net gain (loss) on securities (both realized and unrealized)       0.77        (1.83)       (4.04)        2.56         3.51
--------------------------------------------------------------------------------------------------------------------------------
   Net gain (loss) on foreign currency transactions
     (both realized and unrealized)**                                 0.28         0.11         0.07        (0.67)       (0.20)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                      1.03        (1.77)       (4.03)        1.79         3.24
--------------------------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------------------------
   Distributions from capital gains                                     --           --        (2.50)       (1.17)          --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                     --           --        (2.50)       (1.17)          --
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                      $   6.21     $   5.18     $   6.95     $  13.48     $  12.86
================================================================================================================================
Total Return:                                                        19.88%      (25.47)%     (35.94)%      14.33%       33.68%
--------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000s omitted)                            $ 30,938     $ 33,316     $ 64,366     $142,492     $120,946
--------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                               2.39%        1.98%        1.79%        1.66%        1.69%
--------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets                   (0.32)%      (0.67)%      (0.64)%      (0.73)%      (0.54)%
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             251.04%      120.78%      188.94%      110.04%       65.16%
--------------------------------------------------------------------------------------------------------------------------------


                                                                                       Year ended October 31,
                                                                  --------------------------------------------------------------
CLASS B                                                               2003         2002         2001         2000         1999
--------------------------------------------------------------------------------------------------------------------------------
Per Share Data:*
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                                $   4.86     $   6.56     $  12.94     $  12.47     $   9.40
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
--------------------------------------------------------------------------------------------------------------------------------
   Net investment loss                                               (0.06)       (0.09)       (0.11)       (0.20)       (0.14)
--------------------------------------------------------------------------------------------------------------------------------
   Net gain (loss) on securities (both realized and unrealized)       0.70        (1.72)       (3.84)        2.51         3.41
--------------------------------------------------------------------------------------------------------------------------------
   Net gain (loss) on foreign currency transactions
     (both realized and unrealized)**                                 0.28         0.11         0.07        (0.67)       (0.20)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                      0.92        (1.70)       (3.88)        1.64         3.07
--------------------------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------------------------
   Distributions from capital gains                                     --           --        (2.50)       (1.17)          --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                     --           --        (2.50)       (1.17)          --
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                      $   5.78     $   4.86     $   6.56     $  12.94     $  12.47
================================================================================================================================
Total Return:                                                        18.93%      (25.91)%     (36.40)%      13.51%       32.66%
--------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000s omitted)                            $ 12,191     $ 12,661     $ 24,819     $ 48,709     $ 35,344
--------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                               3.15%        2.73%        2.54%        2.41%        2.44%
--------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets                   (1.08)%      (1.42)%      (1.39)%      (1.48)%      (1.29)%
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             251.04%      120.78%      188.94%      110.04%       65.16%
--------------------------------------------------------------------------------------------------------------------------------

----------
See footnotes on page 63.

GLOBAL GROWTH FUND



                                                                               Year ended October 31,                 5/27/99@
                                                                  -----------------------------------------------         to
CLASS C                                                                2003         2002         2001         2000     10/31/99
----------------------------------------------------------------------------------------------------------------------------------
Per Share Data:*
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                              $   4.87     $   6.57     $  12.95     $  12.47     $  10.99
----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
----------------------------------------------------------------------------------------------------------------------------------
   Net investment loss                                               (0.06)       (0.09)       (0.11)       (0.20)       (0.07)
----------------------------------------------------------------------------------------------------------------------------------
   Net gain (loss) on securities (both realized and unrealized)       0.70        (1.72)       (3.84)        2.52         1.43
----------------------------------------------------------------------------------------------------------------------------------
   Net gain (loss) on foreign currency transactions
     (both realized and unrealized)**                                 0.28         0.11         0.07        (0.67)        0.12
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                      0.92        (1.70)       (3.88)        1.65         1.48
----------------------------------------------------------------------------------------------------------------------------------
Less Distributions:
----------------------------------------------------------------------------------------------------------------------------------
   Distributions from capital gains                                     --           --        (2.50)       (1.17)          --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                     --           --        (2.50)       (1.17)          --
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $   5.79     $   4.87     $   6.57     $  12.95     $  12.47
----------------------------------------------------------------------------------------------------------------------------------
Total Return:                                                        18.89%      (25.88)%     (36.37)%      13.60%       13.47%
----------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)                          $  3,102     $  3,903     $  7,120     $ 11,315     $  1,046
==================================================================================================================================
Ratio of expenses to average net assets                               3.15%        2.73%        2.54%        2.41%        2.43%+
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets                   (1.08)%      (1.42)%      (1.39)%      (1.48)%      (1.18)%+
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             251.04%      120.78%      188.94%      110.04%       65.16%++
----------------------------------------------------------------------------------------------------------------------------------


                                                                                      Year ended October 31,
                                                                  --------------------------------------------------------------
CLASS D                                                               2003         2002         2001         2000         1999
--------------------------------------------------------------------------------------------------------------------------------
Per Share Data:*
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                                $   4.87     $   6.57     $  12.95     $  12.47     $   9.40
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
--------------------------------------------------------------------------------------------------------------------------------
   Net investment loss                                               (0.06)       (0.09)       (0.11)       (0.20)       (0.14)
--------------------------------------------------------------------------------------------------------------------------------
   Net gain (loss) on securities (both realized and unrealized)       0.70        (1.72)       (3.84)        2.52         3.41
   Net gain (loss) on foreign currency transactions
     (both realized and unrealized)**                                 0.28         0.11         0.07        (0.67)       (0.20)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                      0.92        (1.70)       (3.88)        1.65         3.07
Less Distributions:
--------------------------------------------------------------------------------------------------------------------------------
   Distributions from capital gains                                     --           --        (2.50)       (1.17)          --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                     --           --        (2.50)       (1.17)          --
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                      $   5.79     $   4.87     $   6.57     $  12.95     $  12.47
================================================================================================================================
Total Return:                                                        18.89%      (25.88)%     (36.36)%      13.60%       32.66%
--------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000s omitted)                            $ 14,769     $ 17,397     $ 37,327     $ 93,184     $ 77,616
--------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                               3.15%        2.73%        2.54%        2.41%        2.44%
--------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets                   (1.08)%      (1.42)%      (1.39)%      (1.48)%      (1.29)%
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             251.04%      120.78%      188.94%      110.04%       65.16%
--------------------------------------------------------------------------------------------------------------------------------

-------
See footnotes on page 63.

GLOBAL GROWTH FUND


                                                                     4/30/03@
                                                                        to
CLASS R                                                              10/31/03
--------------------------------------------------------------------------------
Per Share Data:*
--------------------------------------------------------------------------------
Net asset value, beginning of period                                 $  5.35
--------------------------------------------------------------------------------
Income from investment operations:
--------------------------------------------------------------------------------
   Net investment loss                                                 (0.03)
--------------------------------------------------------------------------------
   Net gain (loss) on securities (both realized and unrealized)         0.76
--------------------------------------------------------------------------------
   Net gain (loss) on foreign currency transactions
     (both realized and unrealized)**                                   0.13
--------------------------------------------------------------------------------
Total from investment operations                                        0.86
--------------------------------------------------------------------------------
Net asset value, end of period                                       $  6.21
--------------------------------------------------------------------------------
Total Return:                                                          16.07%
================================================================================
Ratios/Supplemental Data:
--------------------------------------------------------------------------------
Net assets, end of period (000s omitted)                             $     2
--------------------------------------------------------------------------------
Ratio of expenses to average net assets                                 2.72%+
--------------------------------------------------------------------------------
Ratio of net investment loss to average net assets                     (0.76)%+
--------------------------------------------------------------------------------
Portfolio turnover rate                                               251.04%#
--------------------------------------------------------------------------------

----------
See footnotes on page 63.

GLOBAL SMALLER COMPANIES FUND


                                                                                     Year ended October 31,
                                                                  --------------------------------------------------------------
CLASS A                                                               2003         2002         2001         2000         1999
--------------------------------------------------------------------------------------------------------------------------------
Per Share Data:*
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                                $   8.97     $  11.13     $  17.38     $  15.74     $  14.11
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
--------------------------------------------------------------------------------------------------------------------------------
   Net investment loss                                               (0.08)       (0.12)       (0.12)       (0.15)       (0.10)
--------------------------------------------------------------------------------------------------------------------------------
   Net gain (loss) on securities (both realized and unrealized)       2.33        (2.30)       (4.57)        2.58         1.94
--------------------------------------------------------------------------------------------------------------------------------
   Net gain (loss) on foreign currency transactions
  (both realized and unrealized)**                                    0.56         0.26        (0.11)       (0.79)       (0.21)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                      2.81        (2.16)       (4.80)        1.64         1.63
--------------------------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------------------------
   Distributions from capital gains                                     --           --        (1.45)          --           --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                     --           --        (1.45)          --           --
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                      $  11.78     $   8.97     $  11.13     $  17.38     $  15.74
================================================================================================================================
Total Return:                                                        31.33%      (19.41)%     (29.81)%      10.42%       11.55%
--------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000s omitted)                            $ 79,222     $ 72,522     $110,745     $215,455     $213,729
--------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                               2.24%        1.87%        1.81%        1.65%        1.72%
--------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets                   (0.79)%      (1.10)%      (0.95)%      (0.80)%      (0.69)%
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             262.14%       99.70%       87.51%       85.08%       61.31%
--------------------------------------------------------------------------------------------------------------------------------


                                                                                      Year ended October 31,
                                                                  --------------------------------------------------------------
CLASS B                                                               2003         2002         2001         2000         1999
--------------------------------------------------------------------------------------------------------------------------------
Per Share Data:*
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                                $   8.25     $  10.31     $  16.33     $  14.90     $  13.46
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
--------------------------------------------------------------------------------------------------------------------------------
   Net investment loss                                               (0.14)       (0.19)       (0.21)       (0.28)       (0.20)
--------------------------------------------------------------------------------------------------------------------------------
   Net gain (loss) on securities (both realized and unrealized)       2.08        (2.13)       (4.25)        2.50         1.85
--------------------------------------------------------------------------------------------------------------------------------
   Net gain (loss) on foreign currency transactions
  (both realized and unrealized)**                                    0.56         0.26        (0.11)       (0.79)       (0.21)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                      2.50        (2.06)       (4.57)        1.43         1.44
--------------------------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------------------------
   Distributions from capital gains                                     --           --        (1.45)          --           --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                     --           --        (1.45)          --           --
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                      $  10.75     $   8.25     $  10.31     $  16.33     $  14.90
================================================================================================================================
Total Return:                                                        30.30%      (19.98)%     (30.38)%       9.60%       10.70%
--------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000s omitted)                            $ 45,136     $ 45,451     $ 74,677     $140,106     $155,345
--------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                               2.99%        2.62%        2.56%        2.40%        2.47%
--------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets                   (1.54)%      (1.85)%      (1.70)%      (1.55)%      (1.44)%
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             262.14%       99.70%       87.51%       85.08%       61.31%
--------------------------------------------------------------------------------------------------------------------------------

----------
See footnotes on page 63.

GLOBAL SMALLER COMPANIES FUND



                                                                                Year ended October 31,                5/27/99@
                                                                  -----------------------------------------------        to
CLASS C                                                               2003         2002         2001         2000     10/31/99
----------------------------------------------------------------------------------------------------------------------------------
Per Share Data:*
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                              $   8.25     $  10.32     $  16.35     $  14.91     $  13.86
----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
----------------------------------------------------------------------------------------------------------------------------------
   Net investment loss                                               (0.14)       (0.19)       (0.21)       (0.28)       (0.06)
----------------------------------------------------------------------------------------------------------------------------------
   Net gain (loss) on securities (both realized and unrealized)       2.10        (2.14)       (4.26)        2.51         0.98
----------------------------------------------------------------------------------------------------------------------------------
   Net gain (loss) on foreign currency transactions
  (both realized and unrealized)**                                    0.56         0.26        (0.11)       (0.79)        0.13
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                      2.52        (2.07)       (4.58)        1.44         1.05
----------------------------------------------------------------------------------------------------------------------------------
Less Distributions:
----------------------------------------------------------------------------------------------------------------------------------
   Distributions from capital gains                                     --           --        (1.45)          --           --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                     --           --        (1.45)          --           --
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $  10.77     $   8.25     $  10.32     $  16.35     $  14.91
==================================================================================================================================
Total Return:                                                        30.55%      (20.06)%     (30.40)%       9.66%        7.58%
----------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)                          $  1,928     $  1,694     $  1,625     $  2,355     $    363
----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                               2.99%        2.62%        2.56%        2.40%        2.47%+
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets                   (1.54)%      (1.85)%      (1.70)%      (1.55)%      (1.20)%+
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             262.14%       99.70%       87.51%       85.08%       61.31%++
----------------------------------------------------------------------------------------------------------------------------------


                                                                                       Year ended October 31,
                                                                   -------------------------------------------------------------
CLASS D                                                               2003         2002         2001         2000         1999
--------------------------------------------------------------------------------------------------------------------------------
Per Share Data:*
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                                $   8.25     $  10.32     $  16.35     $  14.91     $  13.47
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
--------------------------------------------------------------------------------------------------------------------------------
   Net investment loss                                               (0.14)       (0.19)       (0.21)       (0.28)       (0.20)
--------------------------------------------------------------------------------------------------------------------------------
   Net gain (loss) on securities (both realized and unrealized)       2.10        (2.14)       (4.26)        2.51         1.85
--------------------------------------------------------------------------------------------------------------------------------
   Net gain (loss) on foreign currency transactions
  (both realized and unrealized)**                                    0.56         0.26        (0.11)       (0.79)       (0.21)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                      2.52        (2.07)       (4.58)        1.44         1.44
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions:
--------------------------------------------------------------------------------------------------------------------------------
   Distributions from capital gains                                     --           --        (1.45)          --           --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                     --           --        (1.45)          --           --
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                      $  10.77     $   8.25     $  10.32     $  16.35     $  14.91
================================================================================================================================
Total Return:                                                        30.55%      (20.06)%     (30.40)%       9.66%       10.69%
--------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000s omitted)                            $ 46,403     $ 42,425     $ 68,641     $136,806     $162,220
--------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                               2.99%        2.62%        2.56%        2.40%        2.47%
--------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets                   (1.54)%      (1.85)%      (1.70)%      (1.55)%      (1.44)%
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             262.14%       99.70%       87.51%       85.08%       61.31%
--------------------------------------------------------------------------------------------------------------------------------

--------
See footnotes on page 63.

GLOBAL SMALLER COMPANIES FUND


                                                                      4/30/03@
                                                                         to
CLASS R                                                               10/31/03
--------------------------------------------------------------------------------
Per Share Data:*
--------------------------------------------------------------------------------
Net asset value, beginning of period                                 $  8.94
--------------------------------------------------------------------------------
Income from investment operations:
--------------------------------------------------------------------------------
   Net investment loss                                                 (0.03)
--------------------------------------------------------------------------------
   Net gain (loss) on securities (both realized and unrealized)         2.58
--------------------------------------------------------------------------------
   Net gain (loss) on foreign currency transactions
     (both realized and unrealized)**                                   0.29
--------------------------------------------------------------------------------
Total from investment operations                                        2.84
--------------------------------------------------------------------------------
Net asset value, end of period                                       $ 11.78
--------------------------------------------------------------------------------
Total Return:                                                          31.77%
================================================================================
Ratios/Supplemental Data:
--------------------------------------------------------------------------------
Net assets, end of period (000s omitted)                             $     2
--------------------------------------------------------------------------------
Ratio of expenses to average net assets                                 2.45%+
--------------------------------------------------------------------------------
Ratio of net investment loss to average net assets                     (0.52)%+
--------------------------------------------------------------------------------
Portfolio turnover rate                                               262.14%#
--------------------------------------------------------------------------------

-------
See footnotes on page 63.

GLOBAL TECHNOLOGY FUND


                                                                                       Year ended October 31,
                                                                  -----------------------------------------------------------------
CLASS A                                                               2003         2002         2001            2000         1999
-----------------------------------------------------------------------------------------------------------------------------------
Per Share Data:*
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                                $   8.38     $  11.29     $  25.60     $     23.36     $  12.48
-----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
-----------------------------------------------------------------------------------------------------------------------------------
   Net investment loss                                               (0.14)       (0.17)       (0.20)          (0.37)       (0.19)
-----------------------------------------------------------------------------------------------------------------------------------
   Net gain (loss) on securities (both realized and unrealized)       3.25        (2.89)       (9.37)           5.79        11.26
-----------------------------------------------------------------------------------------------------------------------------------
   Net gain (loss) on foreign currency transactions
   (both realized and unrealized)**                                   0.32         0.15         0.05           (0.73)       (0.03)
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                      3.43        (2.91)       (9.52)           4.69        11.04
-----------------------------------------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------------------------------------
   Distributions from capital gains                                     --           --        (4.79)          (2.45)       (0.16)
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                     --           --        (4.79)          (2.45)       (0.16)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                      $  11.81     $   8.38     $  11.29     $     25.60     $  23.36
===================================================================================================================================
Total Return:                                                        40.93%      (25.78)%     (44.62)%         20.20%       89.40%
-----------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000s omitted)                            $324,387     $276,832     $469,075     $ 1,033,318     $795,234
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                               1.89%        1.81%        1.67%           1.56%        1.59%
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets                   (1.44)%      (1.56)%      (1.29)%         (1.18)%      (1.10)%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             190.14%      151.83%      130.19%         144.27%       91.12%
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                       Year ended October 31,
                                                                  ---------------------------------------------------------------
CLASS B                                                               2003         2002         2001            2000         1999
-----------------------------------------------------------------------------------------------------------------------------------
Per Share Data:*
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                                $   7.64     $  10.37     $  24.08     $     22.26     $  11.98
-----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
-----------------------------------------------------------------------------------------------------------------------------------
   Net investment loss                                               (0.19)       (0.24)       (0.29)          (0.57)       (0.31)
-----------------------------------------------------------------------------------------------------------------------------------
   Net gain (loss) on securities (both realized and unrealized)       2.90        (2.64)       (8.68)           5.57        10.78
-----------------------------------------------------------------------------------------------------------------------------------
   Net gain (loss) on foreign currency transactions
   (both realized and unrealized)**                                   0.32         0.15         0.05           (0.73)       (0.03)
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                      3.03        (2.73)       (8.92)           4.27        10.44
-----------------------------------------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------------------------------------
   Distributions from capital gains                                     --           --        (4.79)          (2.45)       (0.16)
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                     --           --        (4.79)          (2.45)       (0.16)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                      $  10.67     $   7.64     $  10.37     $     24.08     $  22.26
===================================================================================================================================
Total Return:                                                        39.66%      (26.33)%     (45.03)%         19.23%       88.10%
-----------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000s omitted)                            $ 81,002     $ 69,338     $125,085     $   261,717     $118,262
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                               2.65%        2.56%        2.42%           2.31%        2.34%
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets                   (2.20)%      (2.31)%      (2.04)%         (1.93)%      (1.85)%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             190.14%      151.83%      130.19%         144.27%       91.12%
-----------------------------------------------------------------------------------------------------------------------------------

-----------
See footnotes on page 63.

GLOBAL TECHNOLOGY FUND


                                                                               Year ended October 31,                 5/27/99@
                                                                  -----------------------------------------------         to
CLASS C                                                               2003         2002         2001         2000     10/31/99
---------------------------------------------------------------------------------------------------------------------------------
Per Share Data:*
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                              $   7.64     $  10.37     $  24.06     $  22.23     $  16.22
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
---------------------------------------------------------------------------------------------------------------------------------
   Net investment loss                                               (0.19)       (0.24)       (0.29)       (0.57)       (0.13)
---------------------------------------------------------------------------------------------------------------------------------
   Net gain (loss) on securities (both realized and unrealized)       2.90        (2.64)       (8.66)        5.58         5.92
---------------------------------------------------------------------------------------------------------------------------------
   Net gain (loss) on foreign currency transactions
  (both realized and unrealized)**                                    0.32         0.15         0.05        (0.73)        0.22
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                      3.03        (2.73)       (8.90)        4.28         6.01
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions:
---------------------------------------------------------------------------------------------------------------------------------
   Distributions from capital gains                                     --           --        (4.79)       (2.45)          --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                     --           --        (4.79)       (2.45)          --
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $  10.67     $   7.64     $  10.37     $  24.06     $  22.23
=================================================================================================================================
Total Return:                                                        39.66%      (26.33)%     (44.97)%      19.30%       37.05%
---------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)                          $ 30,199     $ 25,978     $ 45,697     $ 99,452     $  6,377
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                               2.65%        2.56%        2.42%        2.31%        2.23%+
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets                   (2.20)%      (2.31)%      (2.04)%      (1.93)%      (1.72)%+
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             190.14%      151.83%      130.19%      144.27%       91.12%++
---------------------------------------------------------------------------------------------------------------------------------


                                                                                      Year ended October 31,
                                                                  --------------------------------------------------------------
CLASS D                                                               2003         2002         2001         2000         1999
--------------------------------------------------------------------------------------------------------------------------------
Per Share Data:*
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                                $   7.62     $  10.35     $  24.05     $  22.23     $  11.96
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
--------------------------------------------------------------------------------------------------------------------------------
   Net investment loss                                               (0.19)       (0.24)       (0.29)       (0.57)       (0.31)
--------------------------------------------------------------------------------------------------------------------------------
   Net gain (loss) on securities (both realized and unrealized)       2.90        (2.64)       (8.67)        5.57        10.77
--------------------------------------------------------------------------------------------------------------------------------
   Net gain (loss) on foreign currency transactions
  (both realized and unrealized)**                                    0.32         0.15         0.05        (0.73)       (0.03)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                      3.03        (2.73)       (8.91)        4.27        10.43
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions:
--------------------------------------------------------------------------------------------------------------------------------
   Distributions from capital gains                                     --           --        (4.79)       (2.45)       (0.16)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                     --           --        (4.79)       (2.45)       (0.16)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                      $  10.65     $   7.62     $  10.35     $  24.05     $  22.23
================================================================================================================================
Total Return:                                                        39.76%      (26.38)%     (45.05)%      19.25%       88.17%
--------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000s omitted)                            $106,981     $ 93,637     $173,286     $384,810     $300,969
--------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                               2.65%        2.56%        2.42%        2.31%        2.34%
--------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets                   (2.20)%      (2.31)%      (2.04)%      (1.93)%      (1.85)%
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             190.14%      151.83%      130.19%      144.27%       91.12%
--------------------------------------------------------------------------------------------------------------------------------

---------
See footnotes on page 63.

GLOBAL TECHNOLOGY FUND

                                                                     4/30/03@
                                                                        to
CLASS R                                                              10/31/03
-------------------------------------------------------------------------------
Per Share Data:*
-------------------------------------------------------------------------------
Net asset value, beginning of period                                 $  9.03
-------------------------------------------------------------------------------
Income from investment operations:
-------------------------------------------------------------------------------
   Net investment loss                                                 (0.09)
-------------------------------------------------------------------------------
   Net gain (loss) on securities (both realized and unrealized)         2.66
-------------------------------------------------------------------------------
   Net gain (loss) on foreign currency transactions
     (both realized and unrealized)**                                   0.20
-------------------------------------------------------------------------------
Total from investment operations                                        2.77
-------------------------------------------------------------------------------
Net asset value, end of period                                       $ 11.80
===============================================================================
Total Return:                                                          30.68%
-------------------------------------------------------------------------------
Ratios/Supplemental Data:
-------------------------------------------------------------------------------
Net assets, end of period (000s omitted)                             $     2
-------------------------------------------------------------------------------
Ratio of expenses to average net assets                                 2.14%+
-------------------------------------------------------------------------------
Ratio of net investment loss to average net assets                     (1.66)%+
-------------------------------------------------------------------------------
Portfolio turnover rate                                               190.14%#
-------------------------------------------------------------------------------

-----------
See footnotes on page 63.

INTERNATIONAL GROWTH FUND


                                                                                       Year ended October 31,
                                                                  -------------------------------------------------------------
CLASS A                                                               2003         2002         2001         2000         1999
--------------------------------------------------------------------------------------------------------------------------------
Per Share Data:*
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                                $   8.25     $   9.91     $  14.59     $  21.47     $  17.75
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
--------------------------------------------------------------------------------------------------------------------------------
   Net investment loss                                               (0.07)       (0.08)        0.01        (0.19)       (0.01)
--------------------------------------------------------------------------------------------------------------------------------
   Net gain (loss) on securities (both realized and unrealized)       0.99        (2.09)       (4.82)       (2.90)        4.49
--------------------------------------------------------------------------------------------------------------------------------
   Net gain (loss) on foreign currency transactions
  (both realized and unrealized)**                                    0.73         0.51         0.13        (2.06)       (0.76)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                      1.65        (1.66)       (4.68)       (5.15)        3.72
--------------------------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------------------------
   Distributions from capital gains                                     --           --           --        (1.73)          --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                     --           --           --        (1.73)          --
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                      $   9.90     $   8.25     $   9.91     $  14.59     $  21.47
================================================================================================================================
Total Return:                                                        20.00%      (16.75)%     (32.08)%     (26.45)%      20.96%
--------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000s omitted)                            $ 22,896     $ 20,497     $ 21,588     $ 40,971     $ 44,763
--------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                               3.17%        2.64%        2.37%        1.96%        1.88%
--------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets          (0.80)%      (0.82)%       0.08%       (1.06)%      (0.06)%
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             303.81%      216.01%      276.76%      257.74%       83.10%
--------------------------------------------------------------------------------------------------------------------------------


                                                                                       Year ended October 31,
                                                                  --------------------------------------------------------------
CLASS B                                                               2003         2002         2001         2000         1999
--------------------------------------------------------------------------------------------------------------------------------
Per Share Data:*
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                                $   7.63     $   9.24     $  13.66     $  20.33     $  16.93
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
--------------------------------------------------------------------------------------------------------------------------------
   Net investment loss                                               (0.12)       (0.14)       (0.08)       (0.31)       (0.15)
--------------------------------------------------------------------------------------------------------------------------------
   Net gain (loss) on securities (both realized and unrealized)       0.84        (1.98)       (4.47)       (2.57)        4.31
--------------------------------------------------------------------------------------------------------------------------------
   Net gain (loss) on foreign currency transactions
  (both realized and unrealized)**                                    0.73         0.51         0.13        (2.06)       (0.76)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                      1.45        (1.61)       (4.42)       (4.94)        3.40
Less distributions:
--------------------------------------------------------------------------------------------------------------------------------
   Distributions from capital gains                                     --           --           --        (1.73)          --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                     --           --           --        (1.73)          --
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                      $   9.08     $   7.63     $   9.24     $  13.66     $  20.33
--------------------------------------------------------------------------------------------------------------------------------
Total Return:                                                        19.00%      (17.42)%     (32.36)%     (26.94)%      20.08%
--------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000s omitted)                            $  4,828     $  4,332     $  5,943     $ 11,045     $ 11,434
--------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                               3.93%        3.40%        3.13%        2.72%        2.64%
--------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets                   (1.56)%      (1.58)%      (0.68)%      (1.82)%      (0.82)%
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             303.81%      216.01%      276.76%      257.74%       83.10%
--------------------------------------------------------------------------------------------------------------------------------

--------------
See footnotes on page 63.

INTERNATIONAL GROWTH FUND


                                                                               Year ended October 31,                 5/27/99@
                                                                  -----------------------------------------------         to
CLASS C                                                               2003         2002         2001         2000     10/31/99
--------------------------------------------------------------------------------------------------------------------------------
Per Share Data:*
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                              $   7.64     $   9.24     $  13.65     $  20.31     $  18.39
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
---------------------------------------------------------------------------------------------------------------------------------
   Net investment loss                                               (0.12)       (0.14)       (0.08)       (0.31)       (0.10)
---------------------------------------------------------------------------------------------------------------------------------
   Net gain (loss) on securities (both realized and unrealized)       0.84        (1.97)       (4.46)       (2.56)        1.66
---------------------------------------------------------------------------------------------------------------------------------
   Net gain (loss) on foreign currency transactions
  (both realized and unrealized)**                                    0.73         0.51         0.13        (2.06)        0.36
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                      1.45        (1.60)       (4.41)       (4.93)        1.92
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions:
---------------------------------------------------------------------------------------------------------------------------------
   Distributions from capital gains                                     --           --           --        (1.73)          --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                     --           --           --        (1.73)          --
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $   9.09     $   7.64     $   9.24     $  13.65     $  20.31
=================================================================================================================================
Total Return:                                                        18.98%      (17.32)%     (32.32)%     (26.92)%      10.44%
---------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)                          $  1,569     $  1,584     $  2,225     $  4,745     $  1,361
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                               3.93%        3.40%        3.13%        2.72%        2.72%+
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets                   (1.56)%      (1.58)%      (0.68)%      (1.82)%      (1.07)%+
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             303.81%      216.01%      276.76%      257.74%       83.10%++
---------------------------------------------------------------------------------------------------------------------------------

---------
See footnotes on page 63

INTERNATIONAL GROWTH FUND


                                                                                      Year ended October 31,
                                                                  --------------------------------------------------------------
CLASS D                                                               2003         2002         2001         2000         1999
--------------------------------------------------------------------------------------------------------------------------------
Per Share Data:*
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                                $   7.64     $   9.24     $  13.65     $  20.31     $  16.93
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
--------------------------------------------------------------------------------------------------------------------------------
   Net investment loss                                               (0.12)       (0.14)       (0.08)       (0.31)       (0.15)
--------------------------------------------------------------------------------------------------------------------------------
   Net gain (loss) on securities (both realized and unrealized)       0.85        (1.97)       (4.46)       (2.56)        4.29
--------------------------------------------------------------------------------------------------------------------------------
   Net gain (loss) on foreign currency transactions
  (both realized and unrealized)**                                    0.73         0.51         0.13        (2.06)       (0.76)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                      1.46        (1.60)       (4.41)       (4.93)        3.38
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions:
--------------------------------------------------------------------------------------------------------------------------------
   Distributions from capital gains                                     --           --           --        (1.73)          --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                     --           --           --        (1.73)          --
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                      $   9.10     $   7.64     $   9.24     $  13.65     $  20.31
================================================================================================================================
Total Return:                                                        19.11%      (17.32)%     (32.32)%     (26.92)%      19.97%
--------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000s omitted)                            $  8,619     $  7,036     $  9,203     $ 19,671     $ 35,728
--------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                               3.93%        3.40%        3.13%        2.72%        2.64%
--------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets                   (1.56)%      (1.58)%      (0.68)%      (1.82)%      (0.82)%
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             303.81%      216.01%      276.76%      257.74%       83.10%
--------------------------------------------------------------------------------------------------------------------------------

---------
See footnotes on page 63

INTERNATIONAL GROWTH FUND


                                                                     4/30/03@
                                                                        to
CLASS R                                                              10/31/03
--------------------------------------------------------------------------------
Per Share Data:*
--------------------------------------------------------------------------------
Net asset value, beginning of period                                 $  8.20
--------------------------------------------------------------------------------
Income from investment operations:
--------------------------------------------------------------------------------
   Net investment loss                                                 (0.07)
--------------------------------------------------------------------------------
   Net gain (loss) on securities (both realized and unrealized)         1.48
--------------------------------------------------------------------------------
   Net gain (loss) on foreign currency transactions
     (both realized and unrealized)**                                   0.29
--------------------------------------------------------------------------------
Total from investment operations                                        1.70
--------------------------------------------------------------------------------
Net asset value, end of period                                       $  9.90
================================================================================
Total Return:                                                          20.73%
--------------------------------------------------------------------------------
Ratios/Supplemental Data:
--------------------------------------------------------------------------------
Net assets, end of period (000s omitted)                             $     2
--------------------------------------------------------------------------------
Ratio of expenses to average net assets                                 3.42%+
--------------------------------------------------------------------------------
Ratio of net investment loss to average net assets                     (1.46)%+
--------------------------------------------------------------------------------
Portfolio turnover rate                                               303.81%#
--------------------------------------------------------------------------------


-----------
 *    Per share amounts are calculated based on average shares outstanding.

** The Fund separates the portion of its investment operations that resulted from changes in foreign exchange rates from the portion that resulted from changes in the market price of securities held and/or sold by the Fund.

 @    Commencement of offering of shares.

 +    Annualized.

++    For the year ended October 31, 1999.

#     For the year ended October 31, 2003.

How to Contact Us

The Fund..................................  Write:        Corporate Communications/
                                                          Investor Relations Department
                                                          J. & W. Seligman & Co. Incorporated
                                                          100 Park Avenue, New York, NY 10017

                                            Phone:        Toll-Free (800) 221-7844 in the US or
                                                          (212) 850-1864 outside the US

Your Regular (Non-Retirement) Account.....  Write:        Shareholder Services Department
                                                          Seligman Data Corp.
                                                          100 Park Avenue, New York, NY 10017

                                            Phone:        Toll-Free (800) 221-2450 in the US or
                                                          (212) 682-7600 outside the US

Your Retirement Account...................  Write:        Retirement Plan Services
                                                          Seligman Data Corp.
                                                          100 Park Avenue, New York, NY 10017

                                            Phone:        Toll-Free (800) 445-1777

--------------------------------------------------------------------------------

   24-hour automated telephone access is available by dialing (800) 622-4597 on a touchtone telephone. You will have instant access to price, yield, account balance, most recent transaction, and other information.

--------------------------------------------------------------------------------

                             SELIGMAN ADVISORS, INC.
                                 an affiliate of

                                     [LOGO]

                             J. & W. SELIGMAN & CO.
                                  INCORPORATED
                                ESTABLISHED 1864

                       100 Park Avenue, New York, NY 10017

For More Information

The information below is available without charge upon request by calling toll-free 800-221-2450 in the US or collect 212-682-7600 outside the US. You may also call these numbers to request other information about the Funds or to make shareholder inquiries.

Statement of Additional Information ("SAI") contains additional information about the Funds. It is on file with the Securities and Exchange Commission, or SEC, and is incorporated by reference into (is legally part of) this Prospectus.

Annual/Semi-Annual Reports contain additional information about the Funds' investments. In the Funds' Annual and Semi-Annual Reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year.

Information about the Funds, including the Prospectus and SAI, can be viewed and copied at the SEC's Public Reference Room in Washington, DC. For more information about the operation of the Public Reference Room, call (202) 942-8090. The Prospectus, SAI, Annual/Semi-Annual Reports and other information about the Funds are also available on the EDGAR Database on the SEC's Internet site: www.sec.gov.

Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.

SEC File Number:     811-6485

                                                                      Prospectus
                                                                   March 1, 2004
                                                                  Class I Shares

Seligman

Global Fund Series, Inc.

--------------------------------------------------------------------------------
Investing Around the World for Capital Appreciation
--------------------------------------------------------------------------------

o     Emerging Markets Fund

o     Global Growth Fund

o     Global Smaller Companies Fund

o     International Growth Fund

The Securities and Exchange Commission has neither approved nor disapproved these Funds, and it has not determined this Prospectus to be accurate or adequate. Any representation to the contrary is a criminal offense.

An investment in these Funds or any other fund cannot provide a complete investment program. The suitability of an investment in a Fund should be evaluated based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals, and time horizons. We recommend that you consult an authorized dealer or your financial advisor to determine if one or more of these Funds is suitable for you.

                                   managed by

                                     [LOGO]

                             J. & W. SELIGMAN & CO.
                                  INCORPORATED
                                ESTABLISHED 1864

EQSGFS1 3/2004 CI

Table of Contents

This prospectus contains information about four of the separate funds within Seligman Global Fund Series, Inc.

The Funds

A discussion of the investment strategies, risks, performance and expenses of the Funds.


      Seligman Emerging Markets Fund ................................    1

      Seligman Global Growth Fund ...................................    6

      Seligman Global Smaller Companies Fund ........................   10

      Seligman International Growth Fund ............................   14

      Management of the Funds .......................................   18

      Subadviser ....................................................   18

Subadviser Performance ..............................................   19

Shareholder Information

      Pricing of Fund Shares ........................................   26

      How to Buy Fund Shares ........................................   26

      How to Exchange Shares Among the Seligman Mutual Funds ........   27

      How to Sell Shares ............................................   27

      Important Policies That May Affect Your Account ...............   27

      Dividends and Capital Gain Distributions ......................   27

      Taxes .........................................................   28

      The Seligman Mutual Funds .....................................   29

Financial Highlights ................................................   31

How to Contact Us ...................................................   34

For More Information ........................................   back cover

The Funds

Seligman Emerging Markets Fund

Investment Objective

The Emerging Markets Fund's investment objective is long-term capital appreciation.

--------------------------------------------------------------------------------

   Emerging Market:

   A market in a developing country or a market represented in the Morgan Stanley Capital International Emerging Markets Free Index. Developing countries are those classified by the World Bank as low-income or middle-income economies, regardless of their particular stage of development. Low-income and middle-income economies are currently defined as those with 2001 per capita Gross National Income ("GNI") of US $9,205 or less.

--------------------------------------------------------------------------------

Principal Investment Strategies

The Fund uses the following principal investment strategies to seek its investment objective:

The Fund generally invests at least 80% of its assets in equity securities of companies that conduct their principal business activities in emerging markets, are organized under the laws of or maintain their principal place of business in emerging markets, or whose securities are traded principally on exchanges in emerging markets.

The Fund will focus its investments in those emerging markets in which the investment manager believes the economies are developing strongly and markets are becoming more liquid, or other emerging markets that meet the portfolio manager's criteria for investability. The Fund seeks to benefit from policies of economic development being adopted in many emerging markets. These policies include domestic price reform, reducing internal budget deficits, privatization, encouraging foreign investments and developing capital markets.

The Fund combines a bottom-up investment style with top-down analysis of regions, countries and sectors. This means the investment manager concentrates first on analysis of individual companies then on analysis of individual sectors, countries and regions.

In selecting individual securities, the investment manager looks to identify companies that it believes display one or more of the following:

o     Operate in growing markets

o Attractive valuations relative to cash earnings forecasts or other valuation criteria

o Unique sustainable competitive advantages (e.g., market share, proprietary products)

o     Improving industry or country fundamentals

Following stock selection, the manager then focuses on portfolio construction which considers top-down risk control based on such factors as:

o Relative economic growth potential of the various economies and securities markets

o Political, financial, and social conditions influencing investment opportunities

o     Relative rates of earnings growth

o     Interest rate outlook and expected levels of inflation

o     Market prices relative to historic averages

The Fund generally sells a stock if the investment manager believes its target price has been reached, its earnings are disappointing, its revenue growth has slowed, its underlying fundamentals have deteriorated, or there are deteriorating industry or country fundamentals. The Fund may also sell or trim a stock if the investment manager believes, from a risk control prospective, the stock's position size is inappropriate for the portfolio. Also stocks may be sold when negative country, currency, or general industry factors affect a company's outlook, or to meet cash requirements.

The Fund may invest in all types of securities, many of which will be denominated in currencies other than the US dollar. The securities may be listed on a US or foreign stock exchange or traded in US or foreign over-the-counter markets. The Fund normally concentrates its investments in common stocks; however, it may invest in other types of equity securities, including securities convertible into or exchange-able for common stock, depositary receipts, and rights and warrants to purchase common stock. The Fund also may invest up to 20% of its assets in preferred stock and investment-grade or comparable quality debt securities.

The Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold), and may from time to time enter into forward foreign currency exchange contracts in an attempt to manage the risk of adverse changes in currencies. The Fund may also purchase put options in an attempt to hedge against a decline in the price of securities it holds in its portfolio. A put option gives the Fund the right to sell an underlying security at a particular price during a fixed period of time. Forward foreign currency exchange contracts and put options on securities may not be available to the Fund on reasonable terms in many situations, and the Fund may frequently choose not to enter into such contracts or purchase such options even when they are available.

The Fund may also invest up to 10% of its assets in exchange-traded funds ("ETFs"). ETFs are traded, like individual stocks, on an exchange, but they represent baskets of securities that seek to track the performance of certain indices. The indices include not only broad-market indices but more specific indices as well, including those relating to particular sectors, countries and regions. The Fund may invest in ETFs for short-term cash management purposes or as part of its overall investment strategy.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, or other conditions. This could prevent the Fund from achieving its objective.


The Fund's investment objective may be changed only with shareholder approval. The principal investment strategies may be changed without shareholder approval. Any changes to these strategies, however, must be approved by the Fund's Board of Directors. Shareholders will be provided with at least 60 days prior written notice of any change to the "80%" investment policy described in the second paragraph under "Principal Investment Strategies."


There is no guarantee the Fund will achieve its objective.

Principal Risks

The Fund's net asset value may fluctuate more than other equity funds or other global equity funds that do not invest heavily in emerging markets. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them. Emerging countries may have relatively unstable governments, economies based on less diversified industrial bases, and securities markets that trade a smaller number of securities. Companies in emerging markets are often smaller, less seasoned, and more recently organized than many US companies.

Investing in securities of foreign issuers involves risks not associated with US investments, including currency fluctuation, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions and settlement and custody risks. Investing in emerging markets involves a greater degree of risk, and an investment in the Fund should be considered speculative.

Investments in smaller companies typically involve greater risks than investments in larger companies. Small company stocks, as a whole, may experience larger price fluctuations than large-company stocks or other types of investments. Some small companies may have shorter operating histories, less experienced management and limited product lines, markets, and financial or managerial resources.

The Fund may be negatively affected by the broad investment environment in the international or US securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events.

The Fund may not invest 25% or more of its total assets in securities of companies in any one industry. The Fund may, however, invest a substantial percentage of its assets in certain industries or economic sectors believed by the investment manager to offer good investment opportunities. If an industry or economic sector in which the Fund is invested falls out of favor, the Fund's performance may be negatively affected.

To the extent the Fund invests some of its assets in other higher-risk securities, such as illiquid securities, it may be subject to higher price volatility.

If the Fund invests in ETFs, shareholders would bear not only their proportionate share of the Fund's expenses (including operating expenses and advisory fees), but also similar expenses of the ETFs.

The Fund may actively and frequently trade securities in its portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs which may increase the Fund's expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Seligman Emerging Markets Fund

Past Performance

The information below provides some indication of the risks of investing in the Fund by showing the performance of Class I shares and how that performance compares to two widely-used measures of performance.

Although the Fund's fiscal year ends on October 31, the following performance is provided on a calendar year basis. It is designed to assist you in comparing the returns of the Fund with the returns of other mutual funds. How the Fund has performed in the past, however, is not necessarily an indication of how the Fund will perform in the future.

Both the bar chart and table below the bar chart assume that all dividends and capital gain distributions were reinvested. Class I shares are not subject to any sales charges.

Class I Annual Total Return - Calendar Year

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                                  -5.63%   59.82%
                                 ----------------
                                   2002    2003

          Best calendar quarter return: 27.94% - quarter ended 6/30/03. Worst calendar quarter return: -16.09% - quarter ended 9/30/02.

Average Annual Total Returns - Periods Ended 12/31/03


                                                                       Since
                                                             One     Inception
                                                            Year     11/30/01
------------------------------------------------------------------------------
Class I                                                     59.82%     25.49%
------------------------------------------------------------------------------
MSCI EMF Index                                              56.28      24.74
------------------------------------------------------------------------------
Lipper Emerging Markets Funds Average                       55.24      24.29
------------------------------------------------------------------------------

-----------
The Morgan Stanley Capital International Emerging Markets Free Index
("MSCI EMF Index") and the Lipper Emerging Markets Funds Average are unmanaged benchmarks that assume the reinvestment of all distributions. The Lipper Emerging Markets Funds Average excludes the effect of sales charges and taxes and the MSCI EMF Index excludes the effect of fees, taxes and sales charges. The MSCI EMF Index measures the performance of stocks in 26 emerging market countries in Europe, Latin America, and the Pacific Basin which are available to foreign investors. The Lipper Emerging Markets Funds Average measures the performance of mutual funds which invest at least 65% of total assets in equity securities of companies in emerging markets. Investors cannot invest directly in an average or Index.


Seligman reimbursed certain expenses of Class I shares. Absent such reimbursement, returns would have been lower.

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.

Shareholder Fees
-------------------------------------------------------------------------------
Maximum Sales Charge (Load) on Purchases                                   none
-------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (CDSC) on Redemptions                 none

Annual Fund Operating Expenses
--------------------------------------------------------------------------------
(as a percentage of average net assets)
--------------------------------------------------------------------------------
Management Fees                                                            1.25%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                                   none
--------------------------------------------------------------------------------
Other Expenses                                                             1.10%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                       2.35%
================================================================================

Example

This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses (including the management fee) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                           1 Year          3 Years        5 Years      10 Years
--------------------------------------------------------------------------------
Class I                     $238            $733          $1,255        $2,686
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Management Fees:

   Fees paid out of Fund assets
   to the investment manager to compensate it for managing the Fund.

   Other Expenses:


   Miscellaneous expenses of running the Fund including such things as shareholder account services, registration, custody, auditing and legal fees.


--------------------------------------------------------------------------------

Seligman Global Growth Fund

Investment Objective

The Global Growth Fund's investment objective is long-term capital appreciation.

Principal Investment Strategies

The Fund uses the following principal investment strategies to seek its investment objective:

The Fund invests primarily in equity securities of non-US and US growth companies that have the potential to benefit from global economic or social trends. The Fund may invest in high-quality, large and mid-capitalization companies that are considered leaders in their industries, emphasizing those industries that are growing on a global basis. Typically, the Fund will invest in several countries in different geographic regions. Additionally, the Fund may invest up to 15% in emerging market equities.

The Fund uses an investment style that is focused on identifying growth sectors and leading global growth companies within these sectors. Characteristics of a global leader include: a brand franchise with leading market share, a sustained competitive advantage, a forward-looking management team, and high relative earnings growth.

In selecting individual securities, the portfolio manager looks to identify companies that it believes display one or more of the following:

o Attractive valuations relative to earnings forecasts or other valuation criteria (e.g., return on equity or accelerating earnings growth)

o     Quality management

o     Strong possibility of multiple expansion

o     Unique competitive advantages (e.g., market share, proprietary products)

o     Potential for improvement in overall operations

The Fund generally sells a stock if the portfolio manager believes its target price has been reached, its earnings are disappointing, its revenue or earnings growth has slowed, or the stock's or industry's underlying fundamentals have deteriorated. The Fund may also sell a stock if the portfolio manager believes that negative country or regional factors or shifting in global trends may negatively affect a company's outlook, or to meet cash requirements.

The Fund may invest in all types of securities, many of which will be denominated in currencies other than the US dollar. The Fund normally concentrates its investments in common stocks; however, it may invest in other types of equity securities, including securities convertible into or exchangeable for common stock, depositary receipts, and rights and warrants to purchase common stock. The Fund also may invest up to 25% of its assets in preferred stock and investment-grade or comparable quality debt securities.

The Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold), and may from time to time enter into forward foreign currency exchange contracts in an attempt to manage the risk of adverse changes in currencies. The Fund may also purchase put options in an attempt to hedge against a decline in the price of securities it holds in its portfolio. A put option gives the Fund the right to sell an underlying security at a particular price during a fixed period of time. Forward foreign currency exchange contracts and put options on securities may not be available to the Fund on reasonable terms in many situations, and the Fund may frequently choose not to enter into such contracts or purchase such options even when they are available.

The Fund may also invest up to 10% of its assets in exchange-traded funds ("ETFs"). ETFs are traded, like individual stocks, on an exchange, but they represent baskets of securities that seek to track the performance of certain indices. The indices include not only broad-market indices but more specific indices as well, including those relating to particular sectors, countries and regions. The Fund may invest in ETFs for short-term cash management purposes or as part of its overall investment strategy.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, or other conditions. This could prevent the Fund from achieving its objective.

The Fund's investment objective may be changed only with shareholder approval. The principal investment strategies may be changed without shareholder approval. Any changes to these strategies, however, must be approved by the Fund's Board of Directors.

There is no guarantee the Fund will achieve its objective.

Principal Risks

Stock prices fluctuate. Therefore, as with any fund that invests in stocks, the Fund's net asset value will fluctuate. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them.

Investing in securities of foreign issuers involves risks not associated with US investments, including currency fluctuations, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions and settlement and custody risks.

The Fund seeks to limit the risk of investing in foreign securities by diversifying its investments among different countries, as well as among different themes. Diversification reduces the effect events in any one country will have on the Fund's entire investment portfolio. However, a decline in the value of the Fund's investments in one country may offset potential gains from investments in another country.

If global trends do not develop as the manager expects, the Fund's performance could be negatively affected.

The Fund may be negatively affected by the broad investment environment in the international or US securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events.

The Fund may not invest 25% or more of its total assets in securities of companies in any one industry. The Fund may, however, invest a substantial percentage of its assets in certain industries or economic sectors believed by the investment manager to offer good investment opportunities. If an industry or economic sector in which the Fund is invested falls out of favor, the Fund's performance may be negatively affected.

To the extent the Fund invests some of its assets in higher-risk securities, such as illiquid securities, it may be subject to higher price volatility.

If the Fund invests in ETFs, shareholders would bear not only their proportionate share of the Fund's expenses (including operating expenses and advisory fees), but also similar expenses of the ETFs.

The Fund may actively and frequently trade securities in its portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs which may increase the Fund's expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Seligman Global Growth Fund

Past Performance

The information below provides some indication of the risks of investing in the Fund by showing the performance of Class I shares and how that performance compares to three widely-used measures of performance.

Although the Fund's fiscal year ends on October 31, the following performance is provided on a calendar year basis. It is designed to assist you in comparing the returns of the Fund with the return of other mutual funds. How the Fund has performed in the past, however, is not necessarily an indication of how the Fund will perform in the future.

Both the bar chart and table below the bar chart assume that all dividends and capital gain distributions were reinvested. Class I shares are not subject to any sales charges.

Class I Annual Total Return - Calendar Year

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                                  -30.56%  30.69%
                                 ----------------
                                    2002   2003

         Best calendar quarter return: 15.92% - quarter ended 12/31/03. Worst calendar quarter return: -19.63% - quarter ended 9/30/02.

Average Annual Total Returns - Periods Ended 12/31/03


                                                                Since
                                                One            Inception
                                               Year            11/30/01
----------------------------------------------------------------------------
Class I                                        30.69%           (4.61)%
----------------------------------------------------------------------------
MSCI World Index                               33.76             3.90
----------------------------------------------------------------------------
MSCI World Growth Index                        28.52             1.83
----------------------------------------------------------------------------
Lipper Global Funds Average                    32.06             4.00
----------------------------------------------------------------------------

---------
The Morgan Stanley Capital International World Index ("MSCI World Index"), the MSCI World Growth Index and the Lipper Global Funds Average are unmanaged benchmarks that assume reinvestment of all distributions. The Lipper Global Funds Average excludes the effect of taxes and sales charges and the MSCI World Index and the MSCI World Growth Index exclude the effect of fees, taxes and sales charges. The MSCI World Index measures the performance of stocks in 23 developed markets in North America, Europe, and the Asia/Pacific region. The Lipper Global Funds Average measures the performance of mutual funds which invest at least 25% of total assets in equity securities traded outside the US, and which may own US securities. The MSCI World Growth Index measures the performance of 23 countries and represents "growth" (high price to book value) securities in the world's developed stock markets. Investors cannot invest directly in an average or Index.


Seligman reimbursed certain expenses of Class I shares. Absent such reimbursement, returns would have been lower.

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.

Shareholder Fees
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) on Purchases                                   none
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (CDSC) on Redemptions                 none
--------------------------------------------------------------------------------

Annual Fund Operating Expenses
--------------------------------------------------------------------------------
(as a percentage of average net assets)
--------------------------------------------------------------------------------
Management Fees                                                            0.99%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                                   none
--------------------------------------------------------------------------------
Other Expenses                                                             0.84%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                       1.83%
--------------------------------------------------------------------------------

Example

This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses (including the management fee) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                         1 Year          3 Years        5 Years        10 Years
--------------------------------------------------------------------------------
Class I                   $186            $576           $990           $2,148
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Management Fees:

   Fees paid out of Fund assets to the investment manager to compensate it for managing the Fund.

   Other Expenses:


   Miscellaneous expenses of running the Fund including such things as shareholder account services, registration, custody, auditing and legal fees.


--------------------------------------------------------------------------------

Seligman Global Smaller Companies Fund

Investment Objective

The Global Smaller Companies Fund's investment objective is long-term capital appreciation.

--------------------------------------------------------------------------------


   Smaller Companies:

   Companies with market capitalization, at the time of purchase by the Fund, equivalent to US $2 billion or less.


--------------------------------------------------------------------------------

Principal Investment Strategies

The Fund uses the following principal investment strategies to seek its investment objective:

The Fund generally invests at least 80% of its assets in equity securities of smaller US and non-US companies. The Fund may invest in companies domiciled in any country, although it typically invests in developed countries. Relative to its benchmark, the Fund is generally neutrally weighted across the major geographic regions.

The Fund uses an investment approach that is bottom-up focused, looking for both extended growth opportunities and special situations (including value stocks) within each region.

In selecting individual securities, the portfolio managers look for companies that they believe display the following characteristics:

o Extended growth opportunities or special situations where there is a potential for improvement in overall operations

o     A well articulated and believable business model

o     Quality management

o     Sustainable competitive advantage

o     Strong financial characteristics

The Fund generally sells a stock if the portfolio managers believe its target price has been reached, its earnings are disappointing, its revenue or earnings growth has slowed, its underlying fundamentals have deteriorated, or the portfolio managers are finding better opportunities elsewhere. The Fund may also sell a stock if the portfolio managers believe that negative country or regional factors may affect a company's outlook, to manage risk in the Fund, or to meet cash requirements.

The Fund may invest in all types of securities, many of which will be denominated in currencies other than the US dollar. The Fund normally concentrates its investments in common stocks; however, it may invest in other types of equity securities, including securities convertible into or exchangeable for common stock, depositary receipts, and rights and warrants to purchase common stock. The Fund also may invest up to 25% of its assets in preferred stock and investment-grade or comparable quality debt securities.

The Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold), and may from time to time enter into forward foreign currency exchange contracts in an attempt to manage the risk of adverse changes in currencies. The Fund may also purchase put options in an attempt to hedge against a decline in the price of securities it holds in its portfolio. A put option gives the Fund the right to sell an underlying security at a particular price during a fixed period of time. Forward foreign currency exchange contracts and put options on securities may not be available to the Fund on reasonable terms in many situations and the Fund may frequently choose not to enter into such contracts or purchase such options even when they are available.

The Fund may also invest up to 10% of its assets in exchange-traded funds ("ETFs"). ETFs are traded, like individual stocks, on an exchange, but they represent baskets of securities that seek to track the performance of certain indices. The indices include not only broad-market indices but more specific indices as well, including those relating to particular sectors, countries and regions. The Fund may invest in ETFs for short-term cash management purposes or as part of its overall investment strategy.

The Fund may, from time to time, take temporary defensive positions, inconsistent with its principal strategies, in seeking to minimize extreme volatility caused by adverse market, economic, or other conditions. This could prevent the Fund from achieving its objective.


The Fund's investment objective may be changed only with shareholder approval. The principal investment strategies may be changed without shareholder approval. Any changes to these strategies, however, must be approved by the Fund's Board of Directors. Shareholders will be provided with at least 60 days prior written notice of any change to the "80%" investment policy described in the second paragraph under "Principal Investment Strategies."


The Board of Directors may change the definition of "smaller companies" if it concludes that such a change is appropriate.

There is no guarantee the Fund will achieve its objective.

Principal Risks

Stock prices fluctuate. Therefore, as with any fund that invests in stocks, the Fund's net asset value will fluctuate. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them.

Investing in securities of foreign issuers involves risks not associated with US investments, including currency fluctuation, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions and settlement and custody risks.

Investments in smaller companies typically involve greater risks than investments in larger companies. Small company stocks, as a whole, may experience larger price fluctuations than large-company stocks or other types of investments. Some small companies may have shorter operating histories, less experienced management and limited product lines, markets, and financial or managerial resources.

The Fund may be affected by the broad investment environment in the international or US securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events.

The Fund may not invest 25% or more of its total assets in securities of companies in any one industry. The Fund may, however, invest a substantial percentage of its assets in certain industries or economic sectors believed by the investment manager to offer good investment opportunities. If an industry or economic sector in which the Fund is invested falls out of favor, the Fund's performance may be negatively affected.

To the extent the Fund invests some of its assets in higher-risk securities, such as illiquid securities, it may be subject to higher price volatility.

If the Fund invests in ETFs, shareholders would bear not only their proportionate share of the Fund's expenses (including operating expenses and advisory fees), but also similar expenses of the ETFs.

The Fund may actively and frequently trade securities in its portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs which may increase the Fund's expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Seligman Global Smaller Companies Fund

Past Performance

The information below provides some indication of the risks of investing in the Fund by showing the performance of Class I shares and how that performance compares to three widely-used measures of performance.

Although the Fund's fiscal year ends on October 31, the following performance is provided on a calendar year basis. It is designed to assist you in comparing the return of the Fund with the returns of other mutual funds. How the Fund has performed in the past, however, is not necessarily an indication of how the Fund will perform in the future.

Both the bar chart and table below the bar chart assume that all dividends and capital gain distributions were reinvested. Class I shares are not subject to any sales charges.

Class Annual Total Return - Calendar Year

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                                  -24.81%  40.53%
                                 ----------------
                                   2002    2003

          Best calendar quarter return: 18.51% - quarter ended 6/30/03. Worst calendar quarter return: -19.73% - quarter ended 9/30/02.

Average Annual Total Returns - Periods Ended 12/31/03


                                                                         Since
                                                            One        Inception
                                                            Year        11/30/01
--------------------------------------------------------------------------------
Class I                                                     40.53%        4.14%
--------------------------------------------------------------------------------
Citigroup Broad Market Less Than US $2 Billion Index        52.83        17.51
--------------------------------------------------------------------------------
Citibank Extended Market Index World                        47.46        14.73
--------------------------------------------------------------------------------
Lipper Global Small-Cap Funds Average                       46.05         9.59
--------------------------------------------------------------------------------


-----------
The Citigroup Broad Market Less Than US $2 Billion Index and the Lipper Global Small-Cap Funds Average are unmanaged benchmarks that assume reinvestment of all distributions. The Lipper Global Small-Cap Funds Average excludes the effect of taxes and sales charges and the Citigroup Broad Market Less Than US $2 Billion Index excludes the effect of fees, taxes and sales charges. The Citigroup Broad Market Less Than US $2 Billion Index measures the performance of small-cap stocks around the world. The Citigroup Broad Market Less Than US $2 Billion Index has replaced the Citibank Extended Market Index World as a benchmark because the Citigroup Broad Market Less Than US $2 Billion Index is the benchmark used by Wellington Management to measure its performance. The Lipper Global Small-Cap Funds Average measure the performance of mutual funds which invest at least 25% of their total assets in equity securities of companies whose primary trading markets are outside the US, and which invest at least 65% of total assets in companies with market capitalizations of less than US $1 billion at the time of purchase. Investors cannot invest directly in an average or Index.

Seligman reimbursed certain expenses of Class I shares. Absent such reimbursement, returns would have been lower.

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.

Shareholder Fees
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) on Purchases                                   none
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (CDSC) on Redemptions                 none
--------------------------------------------------------------------------------

Annual Fund Operating Expenses
--------------------------------------------------------------------------------
(as a percentage of average net assets)
--------------------------------------------------------------------------------
Management Fees                                                            0.96%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                                   none
--------------------------------------------------------------------------------
Other Expenses                                                             0.68%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                       1.64%
================================================================================

Example

This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses (including the management fee) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                     1 Year          3 Years        5 Years        10 Years
-------------------------------------------------------------------------------
Class I               $167            $517           $892           $1,944
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Management Fees:

   Fees paid out of Fund assets to the investment manager to compensate it for managing the Fund.

   Other Expenses:


   Miscellaneous expenses of running the Fund including such things as shareholder account services, registration, custody, auditing and legal fees.


--------------------------------------------------------------------------------

Seligman International Growth Fund

Investment Objective

The International Growth Fund's investment objective is long-term capital appreciation.

Principal Investment Strategies

The Fund uses the following principal investment strategies to seek its investment objective:

The Fund invests primarily in high-quality, large and mid-capitalization growth companies that are considered leaders in their industries, emphasizing those industries that are growing on a global basis. The Fund may invest in any country; however, it typically will not invest in the United States. It generally invests in several countries in different geographic regions.

The Fund generally invests in the common stock of medium- to large-sized companies in the principal international markets. However, it may also invest in companies with a lower market capitalization or in smaller regional or emerging markets (representation in the emerging markets will generally be less than 25% of assets).

In selecting individual securities, the portfolio manager looks to identify companies that it believes display one or more of the following:

o Attractive valuations relative to earnings and revenue forecasts or other valuation criteria (e.g., return on equity)

o     Quality management

o     Unique competitive advantages (e.g., market share, proprietary products)

o     Strong possibility of multiple expansion

o Potential for improvement in overall operations (hidden/unappreciated value)

The Fund generally sells a stock if the portfolio manager believes its target price has been reached, there is a decelerating trend of earnings growth, deteriorating industry fundamentals, management change or failure, its revenue growth has slowed, or its underlying fundamentals have deteriorated.

The Fund may invest in all types of securities, many of which will be denominated in currencies other than the US dollar. The securities may be listed on a US or foreign stock exchange or traded in US or foreign over-the-counter markets. The Fund normally concentrates its investments in common stocks; however, it may invest in other types of equity securities, including securities convertible into or exchangeable for common stock, depositary receipts, and rights and warrants to purchase common stock. The Fund also may invest up to 25% of its assets in preferred stock and investment-grade or comparable quality debt securities.

The Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold), and may from time to time enter into forward foreign currency exchange contracts in an attempt to manage the risk of adverse changes in currencies. The Fund may also purchase put options in an attempt to hedge against a decline in the price of securities it holds in its portfolio. A put option gives the Fund the right to sell an underlying security at a particular price during a fixed period of time. Forward foreign currency exchange contracts and put options on securities may not be available to the Fund on reasonable terms in many situations, and the Fund may frequently choose not to enter into such contracts or purchase such options even when they are available.

The Fund may also invest up to 10% of its assets in exchange-traded funds ("ETFs"). ETFs are traded, like individual stocks, on an exchange, but they represent baskets of securities that seek to track the performance of certain indices. The indices include not only broad-market indices but more specific indices as well, including those relating to particular sectors, countries and regions. The Fund may invest in ETFs for short-term cash management purposes or as part of its overall investment strategy.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, or other conditions. This could prevent the Fund from achieving its objective.

The Fund's investment objective may be changed only with shareholder approval. The principal investment strategies may be changed without shareholder approval. Any changes to these strategies, however, must be approved by the Fund's Board of Directors.

There is no guarantee the Fund will achieve its objective.

Principal Risks

Stock prices fluctuate. Therefore, as with any fund that invests in stocks, the Fund's net asset value will fluctuate. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them.

Investing in securities of foreign issuers involves risks not associated with US investments, including currency fluctuation, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions and settlement and custody risks.

The Fund seeks to limit the risk of investing in foreign securities by diversifying its investments among different regions and countries. Diversification reduces the effect events in any one country will have on the Fund's entire investment portfolio. However, a decline in the value of the Fund's investments in one country may offset potential gains from investments in another country.

The Fund may be negatively affected by the broad investment environment in the international or US securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events.

The Fund may not invest 25% or more of its total assets in securities of companies in any one industry. The Fund may, however, invest a substantial percentage of its assets in certain industries or economic sectors believed by the investment manager to offer good investment opportunities. If an industry or economic sector in which the Fund is invested falls out of favor, the Fund's performance may be negatively affected.

To the extent the Fund invests some of its assets in higher-risk securities, such as illiquid securities, it may be subject to higher price volatility.

If the Fund invests in ETFs, shareholders would bear not only their proportionate share of the Fund's expenses (including operating expenses and advisory fees), but also similar expenses of the ETFs.

The Fund may actively and frequently trade securities in its portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund's expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Seligman International Growth Fund

Past Performance

The information below provides some indication of the risks of investing in the Fund by showing the performance of Class I shares and how that performance compares to two widely-used measures of performance.

Although the Fund's fiscal year ends on October 31, the following performance is provided on a calendar year basis. It is designed to assist you in comparing the return of the Fund with the returns of other mutual funds. How the Fund has performed in the past, however, is not necessarily an indication of how the Fund will perform in the future.

Both the bar chart and table below the bar chart assume that all dividends and capital gain distributions were reinvested. Class I shares are not subject to any sales charges.

Class I Annual Total Return - Calendar Year

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                                  -19.53%  31.43%
                                 ----------------
                                   2002    2003

          Best calendar quarter return: 16.07% - quarter ended 6/30/03. Worst calendar quarter return: -19.49% - quarter ended 9/30/02.

Average Annual Total Returns - Periods Ended 12/31/03


                                                                    Since
                                            One                   Inception
                                           Year                   11/30/01
------------------------------------------------------------------------------
Class I                                    31.43%                    3.26%
------------------------------------------------------------------------------
MSCI EAFE Index                            39.17                     8.30
------------------------------------------------------------------------------
Lipper International Funds Average         34.75                     6.71
------------------------------------------------------------------------------

----------
The Morgan Stanley Capital International EAFE (Europe, Australasia, Far East) Index ("MSCI EAFE Index") and the Lipper International Funds Average are unmanaged benchmarks that assume reinvestment of all distributions. The Lipper International Funds Average excludes the effect of taxes and sales charges and, the MSCI EAFE Index excludes the effect of fees, taxes and sales charges. The MSCI EAFE Index measures the performance of stocks in 21 developed markets in Europe, Australasia, and the Far East. The Lipper International Funds Average measures the performance of mutual funds which invest in equity securities of companies whose primary trading markets are outside the US. Investors cannot invest directly in an average or Index.


Seligman reimbursed certain expenses of Class I shares. Absent such reimbursement, returns would have been lower.

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.

Shareholder Fees
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) on Purchases                                   none
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (CDSC) on Redemptions                 none
--------------------------------------------------------------------------------

Annual Fund Operating Expenses
--------------------------------------------------------------------------------
(as a percentage of average net assets)
--------------------------------------------------------------------------------
Management Fees                                                            1.00%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                                   none
--------------------------------------------------------------------------------
Other Expenses                                                             0.74%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                       1.74%
--------------------------------------------------------------------------------

Example

This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses (including the management fee) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                      1 Year          3 Years        5 Years        10 Years
-------------------------------------------------------------------------------
Class I                $177            $548           $944           $2,052
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Management Fees:

   Fees paid out of Fund assets to the investment manager to compensate it for managing the Fund.

   Other Expenses:


   Miscellaneous expenses of running the Fund including such things as shareholder account services, registration, custody, auditing and legal fees.


--------------------------------------------------------------------------------

Management of the Funds

The Board of Directors provides broad supervision over the affairs of each Fund.


J. & W. Seligman & Co. Incorporated ("Seligman"), 100 Park Avenue, New York, New York 10017, is the manager of each Fund. Seligman is responsible for each Fund's investments and administers each Fund's business and other affairs.

Established in 1864, Seligman currently serves as manager to 23 US registered investment companies, which offer more than 60 investment portfolios with approximately $13.3 billion in assets as of January 31, 2004. Seligman also provides investment management or advice to institutional or other accounts having an aggregate value at January 31, 2004, of approximately $8.3 billion.


--------------------------------------------------------------------------------

   Affiliates of Seligman:

   Seligman Advisors, Inc.:

   The Fund's general distributor; responsible for accepting orders for purchases and sales of Fund shares.

   Seligman Services, Inc.:

   A limited purpose broker/dealer; acts as the broker/dealer of record for shareholder accounts that do not have a designated broker or financial advisor.

   Seligman Data Corp. ("SDC"):

   The Fund's shareholder service agent; provides shareholder account services to the Funds at cost.

--------------------------------------------------------------------------------

Each Fund pays Seligman a management fee for its services equal to a percentage of the Fund's average daily net assets. The management fee rate declines as each Fund's net assets increase. The management fee rates are:

o     Emerging Markets Fund

      1.25% on first $1 billion of net assets

      1.15% on next $1 billion of net assets

      1.05% on net assets in excess of $2 billion

o     Global Growth Fund, and International Growth Fund

      1.00% on first $50 million of net assets

      0.95% on next $1 billion of net assets

      0.90% on net assets in excess of $1,050,000

o     Global Smaller Companies Fund

      1.00% on first $100 million of net assets

      0.90% on net assets in excess of $100 million

Subadviser


Wellington Management Company, LLP ("Wellington Management") located at 75 State Street, Boston, Massachusetts 02109, is the subadviser for Emerging Markets Fund, Global Growth Fund, International Growth Fund, and Global Smaller Companies Fund. Wellington Management is a professional investment counseling firm that provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of December 31, 2003, Wellington Management had approximately $394 billion in assets under management.


Seligman pays Wellington Management a fee for the services it provides. This fee does not increase the fee payable by any Fund.

Portfolio Management

Emerging Markets Fund

The Emerging Markets Fund is managed by Vera M. Trojan. Ms. Trojan is Vice President of Wellington Management and CFA. She joined Wellington Management in 1989 and has over 20 years of investment experience.

Global Growth Fund and International

Growth Fund

The Global Growth Fund and International Growth Fund are managed by Andrew S. Offit. Mr. Offit is a Senior Vice President of Wellington Management. He joined Wellington Management in 1997 and has over 15 years of investment experience.

Global Smaller Companies Fund

The Global Smaller Companies Fund is co-managed by Edward L. Makin and Jamie A. Rome. Mr. Makin is Vice President of Wellington Management. Mr. Makin joined Wellington Management in 1994 and has over 15 years of investment experience. Mr. Rome is also Vice President of Wellington Management and CFA. Mr. Rome began his career at Wellington Management in 1994 and has over 10 years of investment experience.

Wellington Management Performance Information

Set forth below is certain performance information for the calendar years since the inception of the Class I shares of the Funds. The composites shown are Wellington Management's composites in respect of accounts which were managed by Wellington Management with substantially similar objectives, policies, strategies and risks to those Funds for which Wellington Management acts as a subadviser, as well as for the one-year and since inception periods through December 31, 2003. Wellington Management's composite information below represents the actual performance, adjusted as described below, of composites which consist of all fully discretionary, fee paying accounts (including mutual funds) eligible for inclusion in the applicable composite (set forth in the notes below the tables). Wellington Management's composite performance information below is presented (i) reflecting deduction ("net") of estimated total annual fund operating expenses in respect of each Fund (as explained in the note below the tables) and (ii) before ("gross" of) management fees, custody charges, withholding taxes and other indirect expenses. Also set forth below is the investment results (before taxes) of the Class I shares of the Funds, as well as the results of certain indices used by the Fund or Wellington Management to measure their performance. The past performance of Wellington Management's composites, the Funds or the indices should not be considered an indication of how any Fund will perform in the future and shareholders should not assume that they will experience returns in the future comparable to those shown below.

Seligman Emerging Markets Fund and Related Composite Performance Information:

Annual Total Returns For the Periods:


                                                                 2003     2002
--------------------------------------------------------------------------------
Seligman Emerging Markets Fund-Class I* (before taxes)          59.82    (5.63)%
--------------------------------------------------------------------------------
Emerging Markets Total Composite (net)**(1)                     49.64   (11.38)
--------------------------------------------------------------------------------
Emerging Markets Total Composite (gross)**(1)                   62.68    (4.15)
--------------------------------------------------------------------------------
MSCI EMF Index(1)                                               56.28    (6.00)
--------------------------------------------------------------------------------
Lipper Emerging Markets Funds Average(1)                        55.24    (5.10)
--------------------------------------------------------------------------------


Average Annual Total Returns For the Periods Ended December 31, 2003:


                                                                         Since
                                                                       Inception
                                                              One Year  11/30/01
--------------------------------------------------------------------------------
Seligman Emerging Markets Fund-Class I* (before taxes)          59.82    25.49
--------------------------------------------------------------------------------
Emerging Markets Total Composite (net)**(1)                     49.64    21.25
--------------------------------------------------------------------------------
Emerging Markets Total Composite (gross)**(1)                   62.68    28.13
--------------------------------------------------------------------------------
MSCI EMF Index(1)                                               56.28    24.74
--------------------------------------------------------------------------------
Lipper Emerging Markets Funds Average(1)                        55.24    24.29
--------------------------------------------------------------------------------


Seligman Global Growth Fund and Related Composite Performance Information:

Annual Total Returns For the Periods:


                                                                 2003     2002
--------------------------------------------------------------------------------
Seligman Global Growth Fund-Class I* (before taxes)             30.69   (30.56)%
--------------------------------------------------------------------------------
Global Growth Total Composite (net)**(2)                        27.28   (24.33)
--------------------------------------------------------------------------------
Global Growth Total Composite (gross)**(2)                      36.87   (18.74)
--------------------------------------------------------------------------------
MSCI World Index(2)                                             33.76   (19.54)
--------------------------------------------------------------------------------
MSCI World Growth Index(2)                                      28.52   (19.61)
--------------------------------------------------------------------------------
Lipper Global Funds Average(2)                                  32.06   (19.53)
--------------------------------------------------------------------------------

Average Annual Total Returns For the Periods Ended December 31, 2003:


                                                                          One Year         Since Inception 11/30/01
--------------------------------------------------------------------------------------------------------------------
Seligman Global Growth Fund-Class I* (before taxes)                         30.69%                  (4.61)%
--------------------------------------------------------------------------------------------------------------------
Global Growth Total Composite (net)**(2)                                    27.28                    1.02
--------------------------------------------------------------------------------------------------------------------
Global Growth Total Composite (gross)**(2)                                  36.87                    5.66
--------------------------------------------------------------------------------------------------------------------
MSCI World Index(2)                                                         33.76                    3.90
--------------------------------------------------------------------------------------------------------------------
MSCI World Growth Index(2)                                                  28.52                    1.83
--------------------------------------------------------------------------------------------------------------------
Lipper Global Funds Average(2)                                              32.06                    4.00
--------------------------------------------------------------------------------------------------------------------


Seligman Global Smaller Companies Fund and Related Composite Performance
Information:

Annual Total Returns For the Periods:


                                                                            2003                    2002
--------------------------------------------------------------------------------------------------------------------
Seligman Global Smaller Companies Fund-Class I* (before taxes)              40.53%                 (24.81)%
--------------------------------------------------------------------------------------------------------------------
Global Smaller Companies Total Composite (net)**(3)                         45.79                  (17.66)
--------------------------------------------------------------------------------------------------------------------
Global Smaller Companies Total Composite (gross)**(3)                       56.65                  (11.76)
--------------------------------------------------------------------------------------------------------------------
MSCI Small Cap World Index(3)                                               58.42                  (15.69)
--------------------------------------------------------------------------------------------------------------------
Citigroup Broad Market Less Than US$2 Billion Index(3)                      52.85                  (10.89)
--------------------------------------------------------------------------------------------------------------------
Lipper Global Small-Cap Funds Average(3)                                    46.05                  (18.86)
--------------------------------------------------------------------------------------------------------------------


Average Annual Total Returns For the Periods Ended December 31, 2003:


                                                                       One Year         Since Inception 11/30/01
--------------------------------------------------------------------------------------------------------------------
Seligman Global Smaller Companies Fund-Class I* (before taxes)           40.53%                  (22.56)
--------------------------------------------------------------------------------------------------------------------
Global Smaller Companies Total Composite (net)**(3)                      45.79                    13.22
--------------------------------------------------------------------------------------------------------------------
Global Smaller Companies Total Composite (gross)**(3)                    56.65                    18.21
--------------------------------------------------------------------------------------------------------------------
MSCI Small Cap World Index(3)                                            58.42                    16.31
--------------------------------------------------------------------------------------------------------------------
Citigroup Broad Market Less Than US$2 Billion Index(3)                   52.85                    17.51
--------------------------------------------------------------------------------------------------------------------
Lipper Global Small-Cap Funds Average(3)                                 46.05                    9.59
--------------------------------------------------------------------------------------------------------------------


Seligman International Growth Fund and Related Composite Performance
Information:

Annual Total Returns For the Periods:


                                                                         2003                     2002
--------------------------------------------------------------------------------------------------------------------
Seligman International Growth Fund-Class I* (before taxes)               31.43%                  (19.53)%
--------------------------------------------------------------------------------------------------------------------
International Growth Total Composite (net)**(4)                          41.20                   (21.83)
--------------------------------------------------------------------------------------------------------------------
International Growth Total Composite (gross) **(4)                       52.76                   (15.42)
--------------------------------------------------------------------------------------------------------------------
MSCI EAFE Index(4)                                                       39.17                   (15.66)
--------------------------------------------------------------------------------------------------------------------
MSCI EAFE Growth Index(4)                                                32.49                   (15.76)
--------------------------------------------------------------------------------------------------------------------
Lipper International Funds Average(4)                                    34.75                   (16.67)
--------------------------------------------------------------------------------------------------------------------

Average Annual Total Returns For the Periods Ended December 31, 2003:


                                                                         One Year         Since Inception 11/30/01
--------------------------------------------------------------------------------------------------------------------
Seligman International Growth Fund-Class I* (before taxes)                 31.43%                    3.26%
--------------------------------------------------------------------------------------------------------------------
International Growth Total Composite (net)**(4)                            41.20                     8.95
--------------------------------------------------------------------------------------------------------------------
International Growth Total Composite (gross)**(4)                          52.76                    14.74
--------------------------------------------------------------------------------------------------------------------
MSCI EAFE Index(4)                                                         39.17                     8.34
--------------------------------------------------------------------------------------------------------------------
MSCI EAFE Growth Index(4)                                                  32.49                     5.64
--------------------------------------------------------------------------------------------------------------------
Lipper International Funds Average(4)                                      34.75                     6.71
--------------------------------------------------------------------------------------------------------------------


Source: Lipper Inc., a Reuters Company ("Lipper")

----------
* Returns for Class I shares are shown before taxes. After-tax returns for the Series would be different, although actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

** Composite performance returns include all fully discretionary, fee paying accounts under Wellington Management's management which are defined by the relevant profile described below. The performance information is limited and may not reflect performance in all economic cycles. The accounts in the composite were not necessarily subject to certain investment and other restrictions imposed on registered investment companies, including those under the 1940 Act and the Internal Revenue Code, which, if applicable, might have adversely affected performance. The aggregate returns of the accounts in any of Wellington's composites may not reflect the returns of any particular account of Wellington. The performance reflected in Wellington composites has been prepared in compliance with the Performance Presentation Standards of the Association for Investment Management and Research ("AIMR-PPS"), the US and Canadian version of the Global Investment Performance Standards ("GIPS"), which differs from the method used by the SEC. Performance results ("net") reflect the deduction of historical actual total annual fund operating expenses. Performance results ("gross") are net of commissions and other direct expenses, but before (gross of) management fees, custody charges, withholding taxes and other indirect expenses. Total annual fund operating expenses include investment advisory fees, custodial fees, and other expenses, without provision for any applicable federal or state income taxes, if any.

(1) Accounts included in the Emerging Markets Total Composite seek to achieve returns above the Morgan Stanley Capital International Emerging Markets Free Index ("MSCI EMF Index"), which is one of the Emerging Market Fund's benchmarks, by investing in non-U.S. equity securities of emerging market countries, including countries outside the MSCI EMF Index. The Emerging Markets Total Composite inception date was March 1994. The Fund's benchmarks, the MSCI EMF Index and the Lipper Emerging Markets Funds Average are unmanaged indices that assume the reinvestment of all distributions. The Lipper Emerging Markets Funds Average excludes the effect of sales charges and taxes and the MSCI EMF Index excludes the effect of fees, sales charges and taxes. The MSCI EMF Index measures the performance of stocks in 26 emerging market countries in Europe, Latin America and the Pacific Basin which are available to foreign investors. The Lipper Emerging Markets Funds Average measures the performance of mutual funds which invest at least 65% of total assets in equity securities of companies in emerging markets. Investors cannot invest directly in an average or index.

(2) Accounts included in the Global Growth Total Composite seek to achieve high, long-term returns in excess of the Morgan Stanley Capital International World Growth Index ("MSCI World Growth Index"), which is one of the Series' benchmarks, through investment in equity securities around the world. The Global Growth Total Composite inception date was August 1998. The Series' benchmarks, the Morgan Stanley Capital International World Index ("MSCI World Index"), the MSCI World Growth Index and the Lipper Global Funds Average are unmanaged indices that assume reinvestment of all distributions. The Lipper Global Funds Average excludes the effect of sales charges and taxes and the MSCI World Index and the MSCI World Growth Index exclude the effect of fees, sales charges and taxes. The MSCI World Index measures the performance of stocks in 23 developed markets in North America, Europe and the Asia/Pacific region. The MSCI World Growth Index is a market-capitalization-weighted equity index comprised of 23 countries and representing "growth" (high price to book value) securities in the world's developed stock markets. The Lipper Global Funds Average measures the performance of mutual funds which invest at least 25% of total assets in equity securities traded outside the US, and which may own US securities. Investors cannot invest directly in an average or index.

(3) Accounts included in the Global Smaller Companies Total Composite seek to achieve long-term returns in excess of the Citigroup Broad Market Less Than US$2 Billion Index, which is a benchmark of Global Smaller Companies Fund. This is achieved through active fundamental research of small companies, where Wellington Management seeks to invest in both extended growth opportunities and special situations in the global equity market. The Global Smaller Companies Total Composite inception date was December 31, 1997. The Series' benchmarks, the Citigroup Broad Market Less Than US$2 Billion Index and the Lipper Global Small-Cap Funds Average, are unmanaged indices that assume reinvestment of all distributions. The Lipper Global Small-Cap Funds Average excludes the effect of sales charges and taxes and the Citigroup Broad Market Less Than US$2 Billion Index excludes the effect of fees, sales charges and taxes. The Citigroup Broad Market Less Than US$2 Billion Index measures the performance of small-cap stocks around the world. The Lipper Global Small-Cap Funds Average measures the performance of mutual funds which invest at least 25% of their total assets in equity securities of companies whose primary trading markets are outside the US, and which invest at least 65% of total assets in companies with market capitalizations of less than US $1 billion at the time of purchase. Investors cannot invest directly in an average or index.

(4) Accounts included in the International Growth Total Composite seek to achieve high, long-term returns in excess of the Morgan Stanley Capital International EAFE (Europe, Australia, Far East) Growth Index ("MSCI EAFE Growth Index"), which is not a benchmark of the International Growth Fund, through investment in equity securities around the world. The International Growth Total Composite inception date was May 2000. The International Growth Fund's benchmarks, the Morgan Stanley Capital International EAFE (Europe, Australia, Far East) Index ("MSCI EAFE Index") and the Lipper International Funds Average, as well as the MSCI EAFE Growth Index, are unmanaged indices that assume reinvestment of all distributions. The Lipper International Funds Average excludes the effect of sales charges and taxes and the MSCI EAFE Index and the MSCI EAFE Growth Index exclude the effect of fees, sales charges and taxes. The MSCI EAFE Index measures the performance of stocks in 21 developed markets in Europe, Australia, and the Far East. The Lipper International Funds Average measures the performance of mutual funds which invest in equity securities of companies whose primary trading markets are outside the US. Investors cannot invest directly in an average or index. The MSCI EAFE Growth Index measures the performance of stocks in developed markets in Europe, Australia and the Far East that have demonstrable earnings and sales growth characteristics.

Frequently Asked Questions About Regulatory Matters

In response to recent developments regarding disruptive and illegal trading practices in the mutual fund industry, the following discussion has been prepared to provide shareholders with important information.

For purposes of this discussion, J. & W. Seligman & Co. Incorporated and its affiliates and related parties are referred to as "Seligman" or the "Manager," and the Seligman registered investment companies are referred to as the "Seligman Funds."

Q1.   Have any Seligman employees engaged in improper trading?

A. The Manager has conducted an internal review of employee trading in shares of the Seligman Funds and has not found improper trading activity by Seligman employees.

Q2. Does Seligman have any policies relating to employee investment in the Seligman Funds?

A. A majority of Seligman employees invest in the Seligman Funds, either directly or through the Seligman 401(k) plans. Trading by employees is monitored by the Manager's legal department and is subject to the Manager's Code of Ethics. In addition, unlike many 401(k) plans that permit daily trading, the Seligman 401(k) plans permit only weekly trading activity. All Seligman employees have been informed that excessive trading with respect to the Seligman Funds, or trading in the Seligman Funds based upon inside information, is inappropriate and may, in certain cases, be illegal. Employees who engage in inappropriate trading will be subject to disciplinary action, which may include termination of employment.

Q3. Has Seligman engaged in improper disclosure of a Fund's portfolio holdings?

A. The Manager has found no improprieties relating to the disclosure of a Fund's portfolio holdings. The Manager has not disclosed and does not disclose a Fund's portfolio holdings prior to public dissemination, unless such disclosure is made for legitimate business purposes and only if the Manager believes that such disclosure will not be detrimental to a Fund's interest.

Q4. What is Seligman's policy with regard to receipt of late trades (i.e., after 4:00 pm Eastern Time)?

A. Seligman does not accept late trades directly from Fund shareholders or prospective shareholders. The large majority of mutual fund trades submitted to Seligman are from broker-dealer firms and other financial intermediaries on behalf of their clients. These intermediaries have an obligation to ensure that trades submitted to the Seligman Funds after 4:00 pm on a trading day for that day's net asset value were, in fact, received by those entities by 4:00 pm on that day. This applies to all trades from intermediaries, including those that are transmitted electronically to Seligman after the market closes. Although the Seligman Funds and the Manager, like other mutual fund groups, cannot determine the time at which orders received through financial intermediaries were placed, the Manager expects mutual fund trades submitted to Seligman by financial intermediaries to comply with all applicable laws and regulations. Seligman has contacted every financial intermediary that offers, sells, or purchases shares of the Seligman Funds in order to remind all of them of their responsibility to have reasonable policies and procedures to ensure that they comply with their legal and contractual obligations.

      The Manager has found no instances of Fund shareholders engaging in late trading directly with the Seligman Funds. Seligman will cooperate with and support any governmental or regulatory investigation to identify and hold accountable any financial intermediary that has submitted orders in violation of applicable laws or regulations.

Q5.   What is Seligman's policy regarding market timing?

A. Seligman has policies and procedures in place to restrict trades that, in its judgment, could prove disruptive in the management of portfolios of the Seligman Funds. As part of the Manager's procedures, the Manager frequently rejects trades, issues warning letters, and prohibits accounts from making further exchanges. Since September 2003, when the first proceedings relating to trading practices within the mutual fund industry were publicly announced, Seligman has taken additional steps to strengthen its policies and procedures.

Q6. Is Seligman conducting an internal inquiry into whether it or any of its personnel participated in or facilitated violations of law or internal policies relating to market timing or late trading?

A. Like other investment advisers, the Manager has conducted, and is continuing to conduct, an internal review with respect to market timing and late trading. In addition, the Manager is conducting a broader review of its compliance policies and procedures beyond those relating to market timing and late trading.

      The Manager has found no instances of Fund shareholders engaging in late trading directly with the Seligman Funds.

      Last September, the Manager had one market timing arrangement, a result of which frequent trading by a client was permitted to occur. This arrangement was in the process of being closed down by the Manager before the first proceedings relating to trading practices within the mutual fund industry were publicly announced later that month. Based on a review of the Manager's records for the past three years, the Manager identified three other market timing arrangements. All three had already been terminated prior to the end of September 2002.

      The results of the Manager's internal review have been presented to the Independent Directors of the Boards of the Seligman Funds. Although a review by the Independent Directors is not final, the Manager is confident that any financial impact of these arrangements on the Seligman Funds was minimal. If any Seligman Fund has incurred financial harm as a result of violations of law or internal policies by the Manager or its employees, the Manager will make restitution to that Fund. In addition, other measures have been and will be taken as appropriate, including disciplining employees.

Q7.   Does Seligman disclose its internal market timing procedures?

A. Seligman's market timing control procedures are proprietary. The Manager believes that disclosing these procedures will reduce their effectiveness.

Q8.   What new practices are being considered to prevent market timing abuses?

A. Like other members of the mutual fund industry, Seligman is considering numerous options, including the implementation of redemption fees. Seligman also has contacted every financial intermediary that offers, sells, or purchases shares of the Seligman Funds in order to inform all of them that they must have reasonable policies and procedures to ensure that they do not knowingly permit or facilitate excessive trading of the Seligman Funds or knowingly use or facilitate any methods designed to disguise such trading in the Seligman Funds.

Q9. Is Seligman involved with any SEC or state investigation relating to market timing or late trading?

A. The SEC and the Attorney General of the State of New York are reviewing the matters discussed herein. In addition, the Manager has responded to an information request from the Securities Division of the Commonwealth of Massachusetts relating to an investigation of an unaffiliated third party. As always, the Manager will continue to cooperate fully with the SEC and state authorities.

Q10.  Does Seligman have any market timing arrangements at the current time?

A. Seligman has none. In addition, Seligman has strengthened existing controls to discourage and help prevent market timing.

Q11. Have any other matters come to Seligman's attention in the course of its internal inquiry?

A. The Manager has also reviewed its practice of placing some of the Funds' orders to buy and sell portfolio securities with brokerage firms in recognition of their sales of the Seligman Funds. This is a common practice and permissible when done properly. Although the Manager believes that the execution of all such orders was consistent with its best execution obligations, the Manager may have violated applicable requirements for certain of such orders as a result of compensation arrangements the Manager had with certain brokerage firms. The Manager is confident that the Seligman Funds did not pay higher brokerage commissions in connection with those orders than the Seligman Funds would otherwise have paid for comparable transactions.

      The Manager is conducting an investigation of these matters and is making interim reports to the Independent Directors of the Boards of the Seligman Funds, who will determine any appropriate measures to be taken. In October 2003, the Manager ceased placing Fund orders to buy and sell portfolio securities with brokerage firms in recognition of their Fund sales. The Manager is also responding to information requests from the SEC relating to Seligman's use of revenue sharing and fund portfolio brokerage commissions. As always, the Manager will continue to cooperate with the SEC.

Q12. Have any employees been disciplined in connection with the Manager's overall internal review?

A. One employee has left Seligman. Other disciplinary measures will be taken as appropriate.

Shareholder Information

Only Class I shares are offered by this Prospectus. The Funds' Board of Directors believes that no conflict of interest currently exists among each Fund's Classes of shares. On an ongoing basis, the Directors, in the exercise of their fiduciary duties under the Investment Company Act of 1940 and applicable state law, will seek to ensure that no such conflict arises.

Pricing of Fund Shares

When you buy or sell shares, you do so at the Class's net asset value ("NAV") next calculated after Seligman Advisors receives your request in good order. Purchase or sale orders received by Seligman Advisors before the close of regular trading on the New York Stock Exchange ("NYSE")(normally 4:00 p.m. Eastern time) on the same day will be executed at the Class's NAV calculated as of the close of regular trading on the NYSE on that day. If your purchase and sale orders are handled by an authorized dealer or your financial advisor, then purchase or sale orders received by that authorized dealer or financial advisor by the close of regular trading on the NYSE and received in good order by Seligman Advisors before the close of business (5:00 p.m. Eastern time) on the same day will be executed at the Class's NAV calculated as of the close of regular trading on the NYSE on that day. However, Seligman Advisors may reject any request to purchase Fund shares under the circumstances discussed later in this prospectus in "Important Policies That May Affect Your Account." You or an authorized dealer or your financial advisor is responsible for forwarding your order to Seligman Advisors before the close of business. Class I shares are not subject to any initial or contingent sales charges or distribution expenses.


--------------------------------------------------------------------------------

   NAV: Computed separately for each Class by dividing that Class's share of the net assets of the Fund (i.e., its assets less liabilities) by the total number of outstanding shares of the Class.

--------------------------------------------------------------------------------

If your buy or sell order is received by an authorized dealer or your financial advisor after the close of regular trading on the NYSE, or is accepted by Seligman Advisors after the close of business, the order will be executed at the Class's NAV calculated as of the close of regular trading on the next NYSE trading day. When you sell shares, you receive the Class's per share NAV.

The NAV of each Fund's shares is determined each day, Monday through Friday, on days that the NYSE is open for trading. Because the Funds have portfolio securities that are primarily listed on foreign exchanges that may trade on weekends or other days when the Funds do not price their shares, the value of a Fund's portfolio securities may change on days when you may not be able to buy or sell Fund shares.

Securities owned by a Fund are valued at current market prices. If reliable market prices are unavailable, securities are valued in accordance with procedures approved by the Board of Directors.

How to Buy Fund Shares

Class I shares are not subject to any initial or contingent sales charges or distribution expenses. This Class, however, is only offered to certain types of investors. Class I shares may be purchased only by in a "qualified tuition program" (within the meaning of Section 529 of the Internal Revenue Code) approved by Seligman Advisors and certain qualified employee benefit plans offered to employees of Seligman and its affiliates.

To make your initial investment in the Fund, an account must be established by SDC.

How to Exchange Shares Among the Seligman Mutual Funds

You may sell Fund shares to buy shares of the same Class of another Seligman mutual fund, or you may sell shares of another Seligman mutual fund to buy shares of any Fund. Class I shares may not be offered by every Seligman mutual fund. Please consult the relevant fund's current Prospectus to determine if it offers Class I shares. Exchanges will be made at each fund's respective NAV. Exchanges generally must be requested in writing and received by Seligman Advisors by 4:00 p.m. Eastern time to receive that day's NAV.

How to Sell Shares

Generally, institutional shareholders must send written instructions to SDC to sell Fund shares. SDC will send proceeds from a sale by means agreed on between each institutional shareholder and SDC. Sales handled by an authorized dealer or financial advisor generally must follow the same procedure. The Fund does not charge any fees and expenses for a sale handled by an authorized dealer or financial advisor, but the dealer or financial advisor may charge a service fee. SDC may require additional documents to sell Fund shares. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

Important Policies That May Affect Your Account

Each Fund reserves the right to:

o Refuse an exchange request or a purchase request when there appears to be evidence of a pattern of frequent purchases and sales made in response to short-term considerations;

o     Refuse any request to buy Fund shares;

o     Reject any request received by telephone; or

o Close your account if it does not have a certified taxpayer identification number.

Dividends and Capital Gain Distributions

Each Fund generally pays any dividends from its net investment income and distributes net capital gains realized on investments annually. It is expected that each Fund's distributions will be primarily capital gains. The Funds had substantial capital loss carryforwards which are available for offset against future net capital gains, expiring in varying amounts through 2010. Accordingly, no capital gain distributions are expected to be paid to shareholders until net capital gains have been realized in excess of the available capital loss carryforwards.

Institutional shareholders such as tax-deferred retirement plans and qualified State tuition programs generally will have dividend and capital gain distributions reinvested in additional Fund shares. Other institutional shareholders may elect to:

(1)   reinvest both dividends and capital gain distributions;

(2)   receive dividends in cash and reinvest capital gain distributions; or

(3)   receive both dividends and capital gain distributions in cash.

If you want to change your election, you may write SDC at the address listed on the back cover of this

--------------------------------------------------------------------------------

   Dividend:

   A payment by a mutual fund, usually derived from the fund's net investment income (dividends and interest earned on portfolio securities less expenses).

   Capital Gain Distribution:

   A payment to mutual fund shareholders which represents profits realized on the sale of securities in a fund's portfolio.

   Ex-dividend Date:

   The day on which any declared distributions (dividends or capital gains) are deducted from a fund's assets before it calculates its NAV.


--------------------------------------------------------------------------------

Prospectus or, if you have telephone services, you, an authorized dealer or your financial advisor may call SDC. Your request must be received by SDC before the record date to be effective for that dividend or capital gain distribution.

Cash dividends and capital gain distributions that are not reinvested, will be sent by means agreed on between SDC and each institutional shareholder. Such distributions can be sent by check or by wire transfer, or, if you have current ACH bank information on file, directly deposited into a predesignated bank account, generally within 2 business days from the payable date.

Dividends and capital gain distributions are reinvested to buy additional Fund shares on the payable date using the NAV of the ex-dividend date.

Taxes

The tax treatment of dividends and capital gain distributions is the same whether you take them in cash or reinvest them to buy additional Fund shares. Tax-deferred retirement plans and qualified tuition programs are not taxed currently on dividends or capital gain distributions or on exchanges.

Dividends paid by the Fund are taxable to you as ordinary income. You may be taxed at different rates on capital gains distributed by the Fund depending on the length of time the Fund holds its assets.

When you sell Fund shares, any gain or loss you realize will generally be treated as a long-term capital gain or loss if you held your shares for more than one year, or as a short-term capital gain or loss if you held your shares for one year or less. However, if you sell Fund shares on which a long-term capital gain distribution has been received and you held the shares for six months or less, any loss you realize will be treated as a long-term capital loss to the extent that it offsets the long-term capital gain distribution.

An exchange of Fund shares is a sale and may result in a gain or loss for federal income tax purposes.

Each January, you will be sent information on the tax status of any distributions made during the previous calendar year. Because each shareholder's situation is unique, you should always consult your tax advisor concerning the effect income taxes may have on your individual investment.

The Seligman Mutual Funds

EQUITY
-------------------------------------------------------------------------------

Specialty
--------------------------------------------------------------------------------

Seligman Communications and Information Fund+

Seeks capital appreciation by investing in companies operating in all aspects of the communications, information, and related industries.

Seligman Emerging Markets Fund+

Seeks long-term capital appreciation by investing primarily in equity securities of companies in emerging markets.

Seligman Global Technology Fund

Seeks long-term capital appreciation by investing primarily in global securities (US and non-US) of companies in the technology and technology-related industries.

Small Company
-------------------------------------------------------------------------------

Seligman Frontier Fund+

Seeks growth of capital by investing primarily in small company growth stocks.

Seligman Global Smaller Companies Fund+

Seeks long-term capital appreciation by investing in securities of smaller companies around the world, including the US.

Seligman Small-Cap Value Fund+

Seeks long-term capital appreciation by investing in equities of small companies, deemed to be "value" companies by the investment manager.

Medium Company
-------------------------------------------------------------------------------

Seligman Capital Fund+

Seeks capital appreciation by investing in the common stocks of companies with significant potential for growth.

Large Company
-------------------------------------------------------------------------------

Seligman Common Stock Fund+

Seeks total return through a combination of capital appreciation and current income.

Seligman Global Growth Fund+

Seeks capital appreciation by investing primarily in equity securities of companies that have the potential to benefit from global economic or social trends.

Seligman Growth Fund+

Seeks long-term capital appreciation.

Seligman International Growth Fund+

Seeks long-term capital appreciation by investing in securities of medium- to large-sized companies, primarily in the developed markets outside the US.

Seligman Large-Cap Value Fund+

Seeks long-term capital appreciation by investing in equities of large companies, deemed to be "value" companies by the investment manager.

Balanced
-------------------------------------------------------------------------------

Seligman Income and Growth Fund

Seeks total return through a combination of capital appreciation and income consistent with what is believed to be a prudent allocation between equity and fixed-income securities.

Real Estate
-------------------------------------------------------------------------------

Seligman LaSalle Monthly Dividend Real Estate Fund+

Seeks to provide a high level of current income. Capital appreciation is a secondary objective.

FIXED-INCOME
-------------------------------------------------------------------------------

Income
-------------------------------------------------------------------------------

Seligman High-Yield Bond Series+

Seeks to maximize current income by investing in a diversified portfolio of high-yielding, high-risk corporate bonds, commonly referred to as "junk bonds."

Seligman Investment Grade Fixed Income Fund+

Seeks to produce a high level of current income consistent with prudent exposure to risk. Capital appreciation is a secondary objective.

Seligman U.S. Government Securities Series

Seeks high current income primarily by investing in a diversified portfolio of securities guaranteed by the US government, its agencies, or instrumentalities, which have maturities greater than one year.

Municipal
-------------------------------------------------------------------------------

Seligman Municipal Funds:

National Fund

Seeks maximum income, exempt from regular federal income taxes.

State-specific funds:*

Seek to maximize income exempt from regular federal income taxes and from regular income taxes in the designated state.

California           Louisiana            New Jersey
o High-Yield         Maryland             New York
o Quality            Massachusetts        North Carolina
Colorado             Michigan             Ohio
Florida              Minnesota            Oregon
Georgia              Missouri             Pennsylvania
                                          South Carolina

*     A small portion of income may be subject to state and local taxes.

Money Market
--------------------------------------------------------------------------------

Seligman Cash Management Fund+

Seeks to preserve capital and to maximize liquidity and current income, by investing only in high-quality money market securities having a dollar-weighted average portfolio maturity of 90 days or less. The fund seeks to maintain a constant net asset value of $1.00 per share.

ASSET ALLOCATION
--------------------------------------------------------------------------------

Seligman Time Horizon/Harvester Series, Inc. is an asset-allocation type mutual fund. It offers four different asset-allocation funds that pursue their investment objectives by allocating their assets among other mutual funds in the Seligman Group.

Seligman Time Horizon 30 Fund

Seeks long-term capital appreciation by creating a portfolio of mutual funds that invests in aggressive growth-oriented domestic and international equity securities weighted toward small- and medium-capitalization companies.

Seligman Time Horizon 20 Fund

Seeks long-term capital appreciation by creating a portfolio of mutual funds that invests in growth-oriented domestic and international equity securities, with a more even weighting among small-, medium- and large-capitalization companies than Seligman Time Horizon 30 Fund.

Seligman Time Horizon 10 Fund

Seeks capital appreciation by creating a portfolio of mutual funds that invests in small-, medium- and large-capitalization domestic and international equity securities as well as domestic fixed-income securities.

Seligman Harvester Fund

Seeks capital appreciation and preservation of capital with current income and growth of income by creating a portfolio of mutual funds that invests in medium- and large-capitalization domestic and international equity securities supplemented by a larger allocation of fixed-income securities and cash than Seligman Time Horizon 10 Fund.

---------
+     Offers Class I Shares.

Financial Highlights

The table below is intended to help you understand the financial performance of each Fund's Class I shares since inception. Certain information reflects financial results for a single share of Class I shares held throughout the period shown. "Total return" shows the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all your dividends and capital gain distributions. Total return does not reflect any sales charges and is not annualized. Deloitte & Touche LLP, independent auditors, have audited this financial information. Their report, along with the Funds' financial statements, are included in the Funds' Annual Report, which is available upon request.

Emerging Markets Fund


                                                                                    Year ended October 31    11/30/01**
                                                                                    ---------------------       to
CLASS I                                                                                     2003             10/31/02
-----------------------------------------------------------------------------------------------------------------------------
Per Share Data:*
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                     $    4.37            $    4.51
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
-----------------------------------------------------------------------------------------------------------------------------
   Net investment income (loss)                                                                --@                  --@
-----------------------------------------------------------------------------------------------------------------------------
   Net gain (loss) on securities (both realized and unrealized)                               1.94                (0.17)
-----------------------------------------------------------------------------------------------------------------------------
   Net gain (loss) on foreign currency transactions (both realized and unrealized)@@          0.30                 0.03
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                              2.24                (0.14)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                           $    6.61            $    4.37
=============================================================================================================================
Total Return:                                                                                51.26%               (3.10)%
-----------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                                 $   3,444            $   1,831
-----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                                                       2.35%                1.85%+***
-----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets                                          0.06                 0.14%+***
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                     251.65%              149.82%++
-----------------------------------------------------------------------------------------------------------------------------

----------
See footnotes on page 33.

Global Growth Fund


                                                                                    Year ended October 31     11/30/01**
                                                                                    ---------------------        to
CLASS I                                                                                     2003              10/31/02
-----------------------------------------------------------------------------------------------------------------------------
Per Share Data:*
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                       $ 5.21              $ 7.47
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
-----------------------------------------------------------------------------------------------------------------------------
   Net investment income (loss)                                                              0.01               (0.01)
-----------------------------------------------------------------------------------------------------------------------------
   Net gain (loss) on securities (both realized and unrealized)                              0.79               (2.36)
-----------------------------------------------------------------------------------------------------------------------------
   Net gain (loss) on foreign currency transactions (both realized and unrealized)@@         0.28                0.11
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                             1.08               (2.26)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                             $ 6.29              $ 5.21
=============================================================================================================================
Total Return:                                                                               20.73%             (30.25)%
-----------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                                   $1,544              $1,165
-----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                                                      1.83%               1.31%+***
-----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets                                  0.23%              (0.03)%+***
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                    251.04%             120.78%++
-----------------------------------------------------------------------------------------------------------------------------


Global Smaller Companies Fund


                                                                                    Year ended October 31    11/30/01**
                                                                                    ---------------------        to
CLASS I                                                                                     2003              10/31/02
-----------------------------------------------------------------------------------------------------------------------------
Per Share Data:*
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                        $ 9.00             $11.66
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
-----------------------------------------------------------------------------------------------------------------------------
   Net investment loss                                                                       (0.01)             (0.04)
-----------------------------------------------------------------------------------------------------------------------------
   Net gain (loss) on securities (both realized and unrealized)                               2.36              (2.98)
-----------------------------------------------------------------------------------------------------------------------------
   Net gain (loss) on foreign currency transactions (both realized and unrealized)            0.56               0.36
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                              2.91              (2.66)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                              $11.91             $ 9.00
-----------------------------------------------------------------------------------------------------------------------------
Total Return:                                                                                32.33%            (22.81)%
-----------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                                    $5,789             $3,161
-----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                                                       1.64%              1.24%+***
-----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets                                           (0.12)%            (0.43)%+***
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                     262.14%             99.70%++
-----------------------------------------------------------------------------------------------------------------------------

----------
See footnotes on page 33.

International Growth Fund


                                                                                    Year ended October 31    11/30/01**
                                                                                    ---------------------       to
CLASS I                                                                                     2003              10/31/02
-----------------------------------------------------------------------------------------------------------------------------
Per Share Data:*
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                        $ 8.32             $10.13
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
-----------------------------------------------------------------------------------------------------------------------------
   Net investment income                                                                      0.05               0.03
-----------------------------------------------------------------------------------------------------------------------------
   Net gain (loss) on securities (both realized and unrealized)                               1.03              (2.35)
-----------------------------------------------------------------------------------------------------------------------------
   Net gain (loss) on foreign currency transactions (both realized and unrealized)@@          0.73               0.51
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                              1.81              (1.81)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                              $10.13             $ 8.32
-----------------------------------------------------------------------------------------------------------------------------
Total Return:                                                                                21.75%            (17.87)%
-----------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                                    $5,254             $2,646
-----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                                                       1.74%              1.38%+***
-----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets                                          0.58%              0.41%+***
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                     303.81%            216.01%++
-----------------------------------------------------------------------------------------------------------------------------


--------
  *   Per share amounts are calculated based on average shares outstanding.

 **   Commencement of offering of shares.


*** Seligman, at its discretion, reimbursed certain expenses of Class I shares for the period from November 30, 2001 to October 31, 2002. Without such reimbursements for the Funds, the ratios of expenses and net investment income (loss) would have been 1.94% and 0.05% for Emerging Markets Fund, 1.44% and (0.16)%, for Global Growth Fund, 1.29% and (0.48)% for Global Smaller Companies Fund, and 1.45% and 0.35% for the International Growth Fund, respectively.


  @   Less than $0.01.

 @@ The Fund separates the portion of its investment operations that resulted from changes in foreign exchange rates from the portion that resulted from changes in the market price of securities held and/or sold by the Fund.

  +   Annualized.

 ++   For the year ended October 31, 2002.

How to Contact Us

The Fund.....................................    Write:        Corporate Communications/
                                                               Investor Relations Department
                                                               J. & W. Seligman & Co. Incorporated
                                                               100 Park Avenue, New York, NY 10017

                                                 Phone:        Toll-Free (800) 221-7844 in the US or
                                                               (212) 850-1864 outside the US

Your Regular (Non-Retirement) Account........    Write:        Shareholder Services Department
                                                               Seligman Data Corp.
                                                               100 Park Avenue, New York, NY 10017

                                                 Phone:        Toll-Free (800) 221-2450 in the US or
                                                               (212) 682-7600 outside the US

Your Retirement Account......................    Write:        Retirement Plan Services
                                                               Seligman Data Corp.
                                                               100 Park Avenue, New York, NY 10017

                                                 Phone:        Toll-Free (800) 445-1777

--------------------------------------------------------------------------------

   24-hour automated telephone access is available by dialing (800) 622-4597 on a touchtone telephone. You will have instant access to price, yield, account balance, most recent transactions, and other information.

--------------------------------------------------------------------------------


                             SELIGMAN ADVISORS, INC.
                                 an affiliate of

                                     [LOGO]

                             J. & W. SELIGMAN & CO.
                                  INCORPORATED
                                ESTABLISHED 1864

                       100 Park Avenue, New York, NY 10017

                      [This Page Intentionally Left Blank]

                      [This Page Intentionally Left Blank]

For More Information

The information below is available without charge upon request by calling toll-free 800-221-2450 in the US or collect 212-682-7600 outside the US. You may also call these numbers to request other information about the Funds or to make shareholder inquiries.

Statement of Additional Information ("SAI") contains additional information about the Funds. It is on file with the Securities and Exchange Commission, or SEC, and is incorporated by reference into (is legally part of) this Prospectus.

Annual/Semi-Annual Reports contain additional information about the Funds' investments. In the Funds' Annual and Semi-Annual Reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year.

This prospectus is intended for use in connection with certain tax-deferred investment programs.


Information about the Funds, including the Prospectus and SAI, can be viewed and copied at the SEC's Public Reference Room in Washington, DC. For more information about the operation of the Public Reference Room, call (202) 942-8090. The Prospectus, SAI, Annual/Semi-Annual Reports and other information about the Funds are also available on the EDGAR Database on the SEC's Internet site: www.sec.gov.


Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.

SEC FILE NUMBER: 811-6485

                        SELIGMAN GLOBAL FUND SERIES, INC.

                         Seligman Emerging Markets Fund
                           Seligman Global Growth Fund
                     Seligman Global Smaller Companies Fund
                         Seligman Global Technology Fund
                       Seligman International Growth Fund

                       Statement of Additional Information
                                  March 1, 2004

                                 100 Park Avenue
                            New York, New York 10017
                                 (212) 850-1864

                       Toll Free Telephone: (800) 221-2450
      For Retirement Plan Information - Toll-Free Telephone: (800) 445-1777


This Statement of Additional Information ("SAI") expands upon and supplements the information contained in the current Prospectus of Seligman Global Fund Series, Inc., dated March 1, 2004, offering Class A shares, Class B shares, Class C shares, Class D shares and Class R shares of each Fund in the Series, and the current Prospectus, dated March 1, 2004, offering Class I shares of Seligman Emerging Markets Fund, Seligman Global Growth Fund, Seligman Global Smaller Companies Fund and Seligman International Growth Fund (together, the Prospectuses). This SAI, although not in itself a Prospectus, is incorporated by reference into the Prospectuses in its entirety. It should be read in conjunction with the Prospectuses, which you may obtain by writing or calling the Funds at the above address or telephone numbers.


The financial statements and notes included in the Funds' Annual Report, and the Independent Auditors' Report thereon, are incorporated herein by reference. The Annual Report will be furnished to you without charge if you request a copy of this SAI.

                                Table of Contents


     Fund History.....................................................    2
     Description of the Funds and their Investments and Risks.........    2
     Management of the Funds .........................................    11
     Control Persons and Principal Holders of Securities..............    19
     Investment Advisory and Other Services...........................    22
     Brokerage Allocation and Other Practices.........................    37
     Capital Stock and Other Securities...............................    38
     Purchase, Redemption, and Pricing of Shares......................    39
     Taxation of the Funds............................................    46
     Underwriters.....................................................    48
     Calculation of Performance Data..................................    51
     Financial Statements.............................................    56
     General Information..............................................    56
     Appendix A.......................................................    57
     Appendix B.......................................................    60

                                  Fund History

Seligman Global Fund Series, Inc. was incorporated in Maryland on November 22, 1991 under the name Seligman International Fund Series, Inc. It changed its name to Seligman Henderson Global Fund Series, Inc. on May 25, 1993, and changed its name to its present name on January 21, 2000.

            Description of the Funds and their Investments and Risks

Classification


Seligman Global Fund Series, Inc. ("the Series") is a diversified, open-end management investment company, or mutual fund, which consists of five separate and distinct series, or funds:

Seligman Emerging Markets Fund ("Emerging Markets Fund")
Seligman Global Growth Fund ("Global Growth Fund")
Seligman Global Smaller Companies Fund ("Global Smaller Companies Fund") Seligman Global Technology Fund ("Global Technology Fund")
Seligman International Growth Fund ("International Growth Fund")


Investment Strategies and Risks

The following information regarding each Fund's investments and risks supplements the information contained in the Funds' Prospectuses.

General. In allocating each Fund's investments among geographic regions and individual countries, such factors as the relative economic growth potential of the various economies and securities markets; expected levels of inflation; financial, social and political conditions influencing investment opportunities; and the outlook for currency relationships will be considered.

Each Fund may invest in all types of securities, many of which will be denominated in currencies other than the US dollar. Each Fund will normally invest its assets in equity securities, including common stock, securities convertible into or exchangeable for common stock, depositary receipts, and warrants. A Fund may, however, invest up to 20% (25% in the case of Global Growth Fund and International Growth Fund) of its assets in preferred stock and debt securities. A Fund that invests "primarily" in a certain type of security invests at least 65% of its total assets in that type of security. Dividends or interest income are considered only when it is believed that such income will favorably influence the market value of a security in light of each Fund's objective of capital appreciation. Equity securities in which each Fund invests may be listed on a US or foreign stock exchanges or traded in US or foreign over-the-counter markets.


Debt securities in which each Fund may invest are not required to be rated by a recognized rating agency. As a matter of policy, each Fund, with the exception of the Emerging Markets Fund, will invest only in "investment-grade" debt securities or, in the case of unrated securities, debt securities that are deemed to be of equivalent quality to "investment-grade" securities. "Investment-grade" debt securities are rated within the four highest rating categories as determined by Moody's Investors Service ("Moody's") or Standard & Poor's Ratings Services ("S&P"). Securities rated within the highest of the four investment-grade categories (i.e., Aaa by Moody's and AAA by S&P) are judged to be of the best quality and carry the smallest degree of risk. For capital appreciation, the Emerging Markets Fund may invest up to 5% of its assets in governmental and corporate debt securities that, at the time of purchase by the Fund, are rated Baa or lower by Moody's and BBB or lower by S&P or, if unrated, deemed to be of comparable quality. The Emerging Markets Fund will not invest in debt securities rated lower than C by Moody's or C by S&P or, if unrated, deemed to be of comparable quality. Securities rated Baa/BBB or lower lack high quality investment characteristics and may also have speculative characteristics. (See Appendix A to this SAI which contains a description of these rating categories.) Debt securities are interest-rate sensitive, so their value tends to decrease when interest rates rise and increase when interest rates fall.

Each Fund may invest in securities represented by European Depositary Receipts ("EDRs"), American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs") (collectively, "Depositary Receipts"). ADRs are receipts generally issued by a domestic bank or trust company that represent the deposit of a security of a foreign issuer. ADRs may be publicly traded on exchanges or over-the-counter in the United States and are quoted and settled in US dollars at a price that generally reflects the US dollar equivalent of the home country share price. EDRs and GDRs are receipts similar to ADRs and are typically issued by foreign banks or trust companies and traded in Europe. Depositary Receipts may be issued as sponsored or unsponsored programs. In sponsored programs, the issuer has made arrangements to have its securities traded in the form of a Depositary Receipt. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, the issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, the import of such information may not be reflected in the market value of such securities. For purposes of a Fund's investment policies, an investment in Depositary Receipts will be deemed to be an investment in the underlying security.


By investing in foreign securities, a Fund will attempt to take advantage of differences among economic trends and the performance of securities markets in various countries. To date, the market values of securities of issuers located in different countries have moved relatively independently of each other, although markets in certain regions tend to move in the same direction. During certain periods, the return on equity investments in some countries has exceeded the return on similar investments in the United States. The investment manager believes that, in comparison with investment companies investing solely in domestic securities, it may be possible to obtain significant appreciation from a portfolio of foreign investments and securities from various markets that offer different investment opportunities and are affected by different economic trends. International and global diversification reduces the effect events in any one country will have on a Fund's entire investment portfolio. Of course, a decline in the value of a Fund's investments in one country may offset potential gains from investments in another country.

Foreign Investment Risk Factors. Investments in securities of foreign issuers may involve risks that are not associated with domestic investments, and there can be no assurance that a Fund's foreign investments will present less risk than a portfolio of domestic securities. Foreign issuers may lack uniform accounting, auditing and financial reporting standards, practices and requirements, and there is generally less publicly available information about foreign issuers than there is about US issuers. Governmental regulation and supervision of foreign stock exchanges, brokers and listed companies may be less pervasive than is customary in the United States. Securities of some foreign issuers are less liquid, and their prices are more volatile than securities of comparable domestic issuers. Foreign securities settlement practices may in some instances be subject to delays and related administrative uncertainties which could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon and may involve a risk of loss to a Fund. Foreign securities markets may have substantially less trading volume than US markets and far fewer traded issues. Fixed brokerage commissions on foreign securities exchanges are generally higher than in the United States and transaction costs with respect to smaller capitalization companies may be higher than those of larger capitalization companies. Income from foreign securities may be reduced by a withholding tax at the source or other foreign taxes. In some countries, there may also be the possibility of expropriation or confiscatory taxation (in which case a Fund could lose its entire investment in a certain market); limitations on the removal of moneys or other assets of a Fund; political or social instability or revolution; or diplomatic developments that could affect investments in those countries. In addition, it may be difficult to obtain and enforce a judgment in a court outside the United States.

Each Fund may invest in sovereign debt. The actions of governments concerning their respective economies could have an important effect on their ability or willingness to service their sovereign debt. Such actions could have significant effects on market conditions and on the prices of securities and instruments held by a Fund, including the securities and instruments of foreign private issuers. Factors which may influence the ability or willingness of foreign sovereigns to service debt include, but are not limited to: the availability of sufficient foreign exchange on the date payment is due; the relative size of its debt service burden to the economy as a whole; its balance of payments (including export performance) and cash flow situation; its access to international credits and investments; fluctuations in interest and currency rates and reserves; and its government's policies towards the International Monetary Fund, the World Bank and other international agencies. If a foreign sovereign defaults on all or a portion of its foreign debt, a Fund may have limited legal recourse against the issuer and/or guarantor. In some cases, remedies must be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign sovereign debt securities to obtain recourse may be subject to the political climate in the prevailing country.

Foreign Currency Risk Factors. Investments in foreign securities will usually be denominated in foreign currency, and each Fund may be affected, favorably or unfavorably, by the relative strength of the US dollar, changes in foreign currency and US dollar exchange rates, and exchange control regulations. A Fund may incur costs in connection with conversions between various currencies. A Fund's net asset value per share will be affected by changes in currency exchange rates. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities, and net investment income and gains, if any, to be distributed to shareholders by a Fund. The rate of exchange between the US dollar and other currencies is generally determined by the forces of supply and demand in the foreign exchange markets (which in turn are affected by interest rates, trade flow, and numerous other factors, including, in some countries, local governmental intervention), but can sometimes be affected by the imposition of fixed exchange rates that may overvalue a foreign currency, to the detriment of foreign investors.

Emerging Market Investment Risk Factors. Some of the risks described in the preceding paragraphs may be more severe for investments in emerging countries. By comparison with the United States and other developed countries, emerging countries may have relatively unstable governments, economies based on a less diversified industrial base and securities markets that trade a smaller number of securities. Companies in emerging markets may generally be smaller, less seasoned and more recently organized than many domestic companies. Prices of securities traded in the securities markets of emerging countries tend to be volatile. Furthermore, foreign investors are subject to many restrictions in emerging countries. These restrictions may require, among other things, governmental approval prior to making investments or repatriating income or capital or the payment of special levies and taxes, or may impose limits on the amount or type of securities held by foreigners or on the companies in which the foreigners may invest.

The economies of individual emerging countries may differ favorably or unfavorably from the US economy in such respects as growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payment position and may be based on a substantially less diversified industrial base. Further, the economies of emerging countries generally are heavily dependent upon international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.

Smaller Company Investment Risk Factors. Although smaller companies may generally have greater earnings and sales growth potential than larger companies, investments in such companies may involve greater risks, such as limited product lines, limited markets and limited financial or managerial resources. Less frequently traded securities may be subject to more abrupt price movements than securities of larger companies.

Technology Investment Risk Factors. The value of Global Technology Fund shares may be susceptible to factors affecting technology and technology-related industries and to greater risk and market fluctuation than an investment in a fund that invests in a broader range of portfolio securities. Technology and technology-related industries may be subject to greater governmental regulation than many other industries in certain countries, as well as changes in governmental policies, and the need for regulatory approvals may have a material adverse effect on these industries. Additionally, these companies may be subject to risks of developing technologies, competitive pressures, and other factors and are dependent upon consumer and business acceptance as new technologies evolve. Securities of smaller, less experienced companies also may involve greater risks, such as limited product lines, limited markets and limited financial or managerial resources, and trading in such securities may be subject to more abrupt price movements than trading in the securities of larger companies.

Derivatives. Each Fund may invest in financial instruments commonly known as "derivatives" only for hedging or investment purposes. A Fund will not invest in derivatives for speculative purposes, which means where the derivative investment exposes the Fund to undue risk of loss, such as where the risk of loss is greater than the cost of the investment.

A derivative is generally defined as an instrument whose value is derived from, or based upon, some underlying index, reference rate (e.g., interest rates or currency exchange rates), security, commodity, or other asset. A Fund will not invest in a specific type of derivative without prior approval from the Funds' Board of Directors after consideration of, among other things, how the derivative instrument serves the Fund's investment objective, and the risks associated with the investment. Pursuant to this policy, each Fund is permitted to invest in forward foreign currency exchange contracts, commodities and commodity contracts, rights and warrants, options and access trades, as more fully described below.

Forward Foreign Currency Exchange Contracts. Changes in exchange rates will be considered in making investment decisions. As one way of managing exchange rate risk, each Fund may enter into forward currency exchange contracts. A forward foreign currency exchange contract is an agreement to purchase or sell a specific currency at a future date and at a price set at the time the contract is entered into. A Fund will usually enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. A Fund may also use these contracts to hedge the US dollar value of securities it already owns. A Fund may be required to cover certain forward currency contract positions by establishing a segregated account with its custodian that will contain only liquid assets, such as US Government securities or other liquid high-grade debt obligations.

A Fund may enter into a forward contract to sell or buy the amount of a foreign currency it believes may experience a substantial movement against another currency (including the US dollar). In this case the contract would approximate the value of some or all of a Fund's portfolio securities denominated in such foreign currency. If appropriate, a Fund may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currencies or proxy currency act as an effective proxy for other currencies. In these circumstances, a Fund may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in a Fund. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movement in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Under certain circumstances, a Fund may commit a substantial portion or the entire value of its assets to the consummation of these contracts. The effect a substantial commitment of the Funds' assets to forward contracts could have on the investment program of such Fund and its ability to purchase additional securities will be considered.

Except as set forth above and immediately below, a Fund will also not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would oblige a Fund to deliver an amount of foreign currency in excess of the value of such Fund's portfolio securities or other assets denominated in that currency. A Fund, in order to avoid excess transactions and transaction costs, may nonetheless maintain a net exposure to forward contracts in excess of the value of its portfolio securities or other assets denominated in that currency provided the excess amount is "covered" by cash or liquid, high-grade debt securities, denominated in any currency, having a value at least equal at all times to the amount of such excess. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer-term investment decisions made with regard to overall diversification strategies. However, it is believed that it is important to have the flexibility to enter into such forward contracts when it is determined that the best interests of a Fund will be served.

At the maturity of a forward contract, a Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

As indicated above, it is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency such Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency a Fund is obligated to deliver. However, a Fund may use liquid, high-grade debt securities, denominated in any currency, to cover the amount by which the value of a forward contract exceeds the value of the securities to which it relates.

If a Fund retains the portfolio security and engages in an offsetting transaction, such Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If a Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between a Fund's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, such Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, a Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

The Fund's dealing in forward foreign currency exchange contracts will generally be limited to the transactions described above. However, each Fund reserves the right to enter into forward foreign currency contracts for different purposes and under different circumstances. Of course, a Fund is not required to enter into forward contracts with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate.

Although a Fund will seek to benefit by using forward contracts, anticipated currency movements may not be accurately predicted and the Fund may therefore incur a gain or loss on a forward contract. A forward contract may help reduce a Fund's losses on securities denominated in foreign currency, but it may also reduce the potential gain on the securities depending on changes in the currency's value relative to the US dollar or other currencies. Additionally, this method of hedging against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange at a future date. Foreign currency forward contracts may not be available to a Fund on reasonable terms in many situations and a Fund may frequently choose not to enter into such contracts even when they are available.

Investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit or "spread" based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

Commodities and Commodity Contracts. Each Fund may purchase and sell commodities and commodity contracts only to the extent that such activities do not result in that Fund being a "commodity pool" as defined in the Commodity Exchange Act and the Commodity Futures Trading Commission's regulations and interpretations thereunder. Approval of the Board of Directors must be granted for a Fund to invest in any new type of commodity if it is of a type the Fund has not previously utilized.

Use of these instruments can involve substantial risks. For example, derivative instruments can present investment risk to a Fund if the fluctuations in interest rates, currency values or the market to which the financial instrument is tied are not accurately predicted. Certain derivative instruments may involve the use of leverage and, as a result, there is the risk that the Fund could lose more than the amount of its original investment. For example, a Fund may purchase futures contracts by making a relatively small "margin deposit" and, if such contract is thereafter sold at a loss, that Fund could lose substantially more than the original margin deposit. Although the Funds will utilize only exchange-traded futures and options thereon, there can be no assurance that it will be able to close out positions when it wishes to. In addition, a futures or options strategy may not provide an exact hedge to a position.

Rights and Warrants. Each Fund may invest in common stock rights and warrants believed to provide capital appreciation opportunities. No more than 2% of net assets of a Fund may be invested in warrants not listed on the New York or American Stock Exchanges. For purposes of this restriction, rights and warrants acquired by a Fund in units or attached to securities may be deemed to have been purchased without cost.

Options. Approval of the Board of Directors must be granted to invest in any option if it is of a type the Fund has not previously utilized. Pursuant to this policy, the Board has approved the request that the Fund be permitted to purchase put options, call options, put spreads and collars, call spreads and to sell covered call options (i.e., where the Fund owns the underlying security). These instruments are described below.

An option is a contract that gives the holder the right to purchase ("call") or sell ("put") a specified security for an agreed upon price at any time before the contract's expiration date. The amount paid for an option is known as the premium, and the exercise price is known as the strike price. The purchaser of an option has the right, but not the obligation, to purchase or sell a security. The seller (or "writer") of an option, conversely, has an obligation to sell or purchase a security if the option is exercised. Some options have standardized terms and are traded on securities exchanges. Others are privately negotiated and have no or only a limited trading market. Options may be used individually or in combinations (e.g., put spreads and collars) to hedge securities positions or to seek increased investment returns.

In order for a purchased put option to be profitable, the market price of the underlying security must decline sufficiently below the strike price to cover the premium and transaction costs. Conversely, in order for a purchased call option to be profitable, the market price of the underlying security must increase sufficiently above the strike price to cover the premium and transaction costs. By using options in this manner, a Fund will reduce any profit it might have otherwise realized in the underlying security by the premium paid and by transaction costs.

Put spreads and collars are designed to protect against a decline in value of a security an investor owns. A collar involves the purchase of a put and the simultaneous writing of a call on the same security at a higher strike price. The put protects the investor from a decline in the price of the security below the put's strike price. The call means that the investor will not benefit from increases in the price of the stock beyond the call's strike price. In a put spread, an investor purchases a put and simultaneously writes a put on the same security at a lower strike price. This combination protects the investor against a decline in the stock price down to the lower strike price. The premium received for writing the call (in the case of a collar) or writing the put (in the case of a put spread) offsets, in whole or in part, the premium paid to purchase the put. In a call spread, an investor purchases a call and simultaneously sells a call on the same security, with the call sold having a higher strike price than the call purchased. The purchased call is designed to provide exposure to a potential increase in the value of a security an investor owns. The premium received for writing the call offsets, in part, the premium paid to purchase the corresponding call, but it also means that the investor will not benefit from increases in the price of the security beyond the sold call's strike price.

Options transactions can involve a high degree of risk, including the possibility of a total loss of the amount invested. A person who purchases options runs the risk of losing the entire premium paid if the option expires "out of the money" (i.e., if the strike price for a call option is higher than the market price, or the strike price for a put option is lower than the market price). A person who writes options earns premium income but is subject to the risk of having to sell a security at less than its market price (or buy a security at more than its market price). When options are purchased over-the-counter, there is a risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Such over-the-counter options may also be illiquid and, in such cases, the Fund may have difficulty closing out its position.

Access Trades. The Fund may participate in access trades with a global securities broker as counterparty. Access trades are over-the-counter transactions that provide access to a designated security, group of securities or market index without directly investing in the reference security/index. For a commission, the counterparty, agrees to provide a return based on the return of the reference security/index. Access trades are typically used in foreign markets where limits on direct foreign ownership can affect prices and/or where there are significant complexities in directly purchasing or selling shares in the reference security/index. Since access trades are over-the-counter transactions, the Fund bears the risk that the counterparty will be unable or unwilling to meet its obligations. In addition, since over-the-counter markets are generally less liquid than exchanges, the Fund may not be able to sell when it is deemed advantageous to do so. These risks will be potentially mitigated by limiting access trade exposure by the Fund to 5% of total assets at the time of purchase and dealing with counterparties believed to be reputable.

Other Investment Companies. Each Fund may invest in securities issued by other investment companies. Such investments are subject to the limitations on investments in other investment companies imposed by the 1940 Act, which generally prohibits each Fund from holding more than 3% of the outstanding voting securities of another investment company, and from investing more than 5% of its total assets in any one investment company, or more than 10% of its total assets in other investment companies overall. The Funds' investments in other investment companies may include investment in exchange-traded funds ("ETFs") if appropriate investment opportunities arise. ETFs are registered funds that trade on a stock exchange and generally seek to track the performance of a specified securities index.

If a Fund invests in other investment companies, shareholders would bear not only their proportionate share of that Fund's expenses (including operating expenses and advisory fees), but also similar expenses of the underlying investment companies.

Short Sales. Each Fund may sell securities short "against-the-box." A short sale "against-the-box" is a short sale in which a Fund owns an equal amount of the securities sold short or securities convertible into or exchangeable without payment of further consideration for securities of the same issuer as, and equal in amount to, the securities sold short.

Investments to Control. The Funds may not invest for the purpose of controlling or managing any company. If a Fund acquires a large percentage of the securities of a single issuer, it could be deemed to have invested in such issuer for the purpose of exercising control. If one of the Funds were to make such acquisitions, there is a risk that that Fund would become less diversified, which could increase the volatility of the Fund and increase the Fund's exposure to market, credit and other risks associated with certain issuers' financial condition and business operations.

Repurchase Agreements. Each Fund may enter into repurchase agreements with commercial banks and broker/dealers as a short-term cash management tool. A repurchase agreement is an agreement under which a Fund acquires a security, generally a US Government obligation, subject to resale at a mutually agreed-upon price and time. The resale price reflects an agreed upon interest rate effective for the period of time a Fund holds the security and is unrelated to the interest rate on the security. A Fund's repurchase agreement will at all times be fully collateralized.

Repurchase agreements could involve certain risks in the event of bankruptcy or other default by the seller, including possible delays and expenses in liquidating securities underlying the agreement, a decline in the value of the underlying securities and a loss of interest. Repurchase agreements are typically entered into for periods of one week or less. As a matter of fundamental policy, a Fund will not enter into repurchase agreements of more than one week's duration if more than 10% of its net assets would be invested in such agreements and other illiquid securities.

Illiquid Securities. Each Fund may invest up to 15% of its net assets in illiquid securities, including restricted securities (i.e., securities not readily marketable without registration under the Securities Act of 1933 (1933
Act)) and other securities that are not readily marketable. Each Fund does not currently expect to invest more than 5% of its assets in such securities. A Fund may purchase restricted securities that can be offered and sold to "qualified institutional buyers" under Rule 144A of the 1933 Act, and the Funds' Board of Directors may determine, when appropriate, that specific Rule 144A securities are liquid and not subject to the 15% limitation on illiquid securities. Should the Board of Directors make this determination, it will carefully monitor the security (focusing on such factors, among others as trading activity and availability of information) to determine that the Rule 144A security continues to be liquid. It is not possible to predict with assurance exactly how the market for Rule 144A securities will further evolve. This investment practice could have the effect of increasing the level of illiquidity in a Fund, if and to the extent that qualified institutional buyers become for a time uninterested in purchasing Rule 144A securities.

Borrowing. Each Fund may from time to time borrow money to increase its portfolio of securities or for other purposes. Under the 1940 Act, each Fund is generally permitted to borrow from banks in amounts not exceeding one third of the value of its total assets, less liabilities other than such borrowings. The Board of Directors has adopted a non-fundamental restriction under which a Fund may not borrow more than 15% of the value of its total assets. Borrowings may be secured by a mortgage or pledge of a Fund's assets.

Borrowed money creates an opportunity for greater capital appreciation, but at the same time increases exposure to capital risk. The net cost of any money borrowed would be an expense that otherwise would not be incurred, and this expense will limit a Fund's net investment income in any given period.

Any gain in the value of securities purchased with money borrowed in excess of the cost of amounts borrowed would cause the net asset value of a Fund's shares to increase more than otherwise would be the case. Conversely, any decline in the value of securities purchased with money borrowed or any gain in value less than the cost of amounts borrowed would cause net asset value to decline more than would otherwise be the case.

Lending of Portfolio Securities. Each Fund may lend portfolio securities if it is believed that such loans will be beneficial to the Fund. The borrower must maintain with the Fund cash or equivalent collateral equal to at least 100% of the market value of the securities loaned. During the time portfolio securities are on loan, the borrower pays the Fund amounts equal to the amounts of any dividends or interest paid on the securities. The Funds may invest the collateral and earn additional income or receive an agreed upon amount of interest income from the borrower. Loans made by the Funds will generally be short-term. Loans are subject to termination at the option of the lending Fund or the borrower. The Funds may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the collateral to the borrower or placing broker. The Funds do not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. A Fund may lose money if a borrower defaults on its obligation to return securities and the value of the collateral held by that Fund is insufficient to replace the loaned securities. In addition, each Fund is responsible for any loss that might result from its investment of the borrower's collateral. Amounts paid to the Fund by borrowers in lieu of dividends may not be eligible to be passed through to the Fund's shareholders as qualifying dividend income that would be subject to a lower rate of federal income tax.

Except as otherwise specifically noted above, the Funds' investment strategies are not fundamental and a Fund, with the approval of the Board of Directors, may change such strategies without the vote of shareholders.

Fund Policies


Each Fund is subject to fundamental policies that place restrictions on certain types of investments. These policies cannot be changed except by vote of a majority of the Fund's outstanding voting securities. Under these policies, the Funds may not:


      - Purchase or sell commodities or commodity contracts, except to the extent permissible under applicable law and interpretations, as they may be amended from time to time;

      - Purchase securities on margin except as permitted by the 1940 Act or any rule thereunder, any SEC or SEC staff interpretations thereof or any exemptions therefrom which may be granted by the SEC;

      - Issue senior securities or borrow money, except as permitted by the 1940 Act or any rule thereunder, any SEC or SEC staff interpretations thereof or any exemptions therefrom which may be granted by the SEC;

      - Make loans, except as permitted by the 1940 Act or any rule thereunder, any SEC or SEC staff interpretations thereof or any exemptions therefrom which may be granted by the SEC;

      - Underwrite the securities of other issuers, except insofar as a Fund may be deemed an underwriter under the 1933 Act in disposing of a portfolio security or in connection with investments in other investment companies;

      - Purchase or hold any real estate, except a Fund may invest in securities secured by real estate or interests therein or issued by persons (including real estate investment trusts) which deal in real estate or interests therein;

      - Make any investment inconsistent with a Fund's classification as a diversified company under the 1940 Act;

      - Invest 25% or more of its total assets, at market value, in the securities of issuers in any particular industry, provided that this limitation shall exclude securities issued or guaranteed by the US Government or any of its agencies or instrumentalities; or

      - Purchase or retain the securities of any issuer (other than the shares of a Fund), if to the Fund's knowledge, those directors and officers of the Series and the directors and officers of the investment manager or subadviser, who individually own beneficially more than 1/2 of 1% of the outstanding securities of such, together own beneficially more than 5% of such outstanding securities.

A Fund also may not change its investment objective without shareholder approval.


Under the Investment Company Act of 1940, as amended ("1940 Act"), a "vote of a majority of the outstanding voting securities" of a Fund means the affirmative vote of the lesser of (l) more than 50% of the outstanding shares of the Fund; or (2) 67% or more of the shares present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.


The Funds also may not acquire any securities of a registered open-end investment company or a registered unit investment trust in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1) of the 1940 Act. This policy is not fundamental.

The Series, on behalf of its Emerging Markets Fund, Global Smaller Companies Fund and Global Technology Fund, will provide shareholders with at least 60 days' prior notice of any change in a Fund's "80%" investment policy as described in the Prospectus. Such notice will be provided in plain English in a separate written document and will contain the following prominent statement, in bold-face type: "Important Notice Regarding Change in Investment Policy". This prominent statement will also appear on the envelope in which the notice is delivered or, if the notice is delivered separately from other communications to shareholders, such statement will appear either on the notice or on the envelope in which the notice is delivered. This policy is not fundamental.

Temporary Defensive Position

In an attempt to respond to adverse market, economic, political, or other conditions, a Fund may invest up to 100% of its assets in cash or cash equivalents, including, but not limited to, prime commercial paper, bank certificates of deposit, bankers' acceptances, or repurchase agreements for such securities, and securities of the US Government and its agencies and instrumentalities, as well as cash and cash equivalents denominated in foreign currencies. A Fund's investments in foreign cash equivalents will be limited to those that are believed to equate generally to the standards established for US cash equivalents. Investments in bank obligations will be limited at the time of investment to the obligations of the 100 largest domestic banks in terms of assets which are subject to regulatory supervision by the US Government or state governments, and the obligations of the 100 largest foreign banks in terms of assets with branches or agencies in the United States.

Portfolio Turnover

A Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned during the fiscal year. Securities whose maturity or expiration date at the time of acquisition were one year or less are excluded from the calculation. The Funds' portfolio turnover rates for the fiscal years ended October 31, 2003 and 2002 were:

               Fund                                2003          2002
               ----                                ----          ----

               Emerging Markets Fund              251.65%      149.82%
               Global Growth Fund                 251.04       120.78
               Global Smaller Companies Fund      262.14        99.70
               Global Technology Fund             190.14       151.83
               International Growth Fund          303.81       216.01

                             Management of the Funds

Board of Directors

The Board of Directors provides broad supervision over the affairs of the Funds.

Management Information

Information with respect to Directors and officers of the Funds is shown below. Unless otherwise indicated, their addresses are 100 Park Avenue, New York, NY 10017.


                                                                                                                   Number
                                                                                                                     of
                                                                                                                 Portfolios
                                  Term of                                                                          in Fund
                                Office and                                                                        Complex
                                 Length of                                                                        Overseen
 Name, (Age), Position(s)           Time           Principal Occupation(s) During Past 5 Years, Directorships       by
        With Fund                 Served*                            and Other Information                        Director
        ---------                 -------                            ---------------------                        --------
---------------------------------------------------------------------------------------------------------------------------
                                            INDEPENDENT DIRECTORS
---------------------------------------------------------------------------------------------------------------------------
Robert B. Catell (67)          2003 to Date      Chairman and Chief Executive Officer of KeySpan Corporation,         60
Director                                         a diversified energy, gas and electric company; Director or
                                                 Trustee of each of the investment companies of the Seligman
                                                 Group of Funds** (with the exception of Seligman Cash
                                                 Management Fund, Inc.); Alberta Northeast Gas, Ltd. ,
                                                 Boundary Gas Inc., Taylor Gas Liquids, Ltd., The Houston
                                                 Exploration Company, oil and gas exploration, development
                                                 and production companies; Edison Electric Institute, New
                                                 York State Energy Research and Development Authority,
                                                 Independence Community Bank, Business Council of New York
                                                 State, Inc., New York City Partnership, and the Long Island
                                                 Association, business and civic organizations.

John R. Galvin (75)            1995 to Date      Dean Emeritus, Fletcher School of Law and Diplomacy at Tufts         61
Director                                         University; Director or Trustee of each of the investment
                                                 companies of the Seligman Group of Funds** and Chairman
                                                 Emeritus, American Council on Germany. Formerly, Director,
                                                 USLIFE Corporation, life insurance and Raytheon Co., defense and commercial electronics; Governor of the Center for
                                                 Creative Leadership. From June 1987 to June 1992, he was the
                                                 Supreme Allied Commander, Europe and the Commander-in-Chief,
                                                 United States European Command.

Alice S. Ilchman (68)          1992 to Date      President Emerita, Sarah Lawrence College; Director or               61
Director                                         Trustee of each of the investment companies of the Seligman
                                                 Group of Funds**; Director, Jeannette K. Watson Summer
                                                 Fellowship, summer internships for college students;
                                                 Trustee, Save the Children, nonoprofit child-assistance
                                                 organization, and the Committee for Economic Development;
                                                 Governor, Court of Governors, London School of Economics;
                                                 and Director, Public Broadcasting Service (PBS). Formerly,
                                                 Chairman, The Rockefeller Foundation, charitable foundation;
                                                 and Director, New York Telephone Company.

                                                                                                                   Number
                                                                                                                     of
                                                                                                                 Portfolios
                                  Term of                                                                          in Fund
                                Office and                                                                        Complex
                                 Length of                                                                        Overseen
 Name, (Age), Position(s)           Time           Principal Occupation(s) During Past 5 Years, Directorships       by
        With Fund                 Served*                            and Other Information                        Director
        ---------                 -------                            ---------------------                        --------
Frank A. McPherson (70)        1995 to Date      Retired  Chairman of the Board and Chief  Executive  Officer         61
Director                                         of Kerr-McGee Corporation, diversified energy company;
                                                 Director or Trustee of each of the investment companies of the Seligman Group of Funds**; Director, ConocoPhillips,
                                                 integrated international oil corporation, Integris Health, owner of various hospitals, BOK Financial, bank holding
                                                 company, Oklahoma Chapter of the Nature Conservancy,
                                                 Oklahoma Medical Research Foundation, Boys and Girls Clubs
                                                 of Oklahoma, Oklahoma City Public Schools Foundation and
                                                 Oklahoma Foundation for Excellence in Education. Formerly,
                                                 Director, Kimberly-Clark Corporation, consumer products and the Federal Reserve System's Kansas City Reserve Bank.

John E. Merow (74)             1992 to Date      Retired Chairman and Senior Partner, Sullivan & Cromwell             61
Director                                         LLP, law firm; Director or Trustee of each of the investment companies of the Seligman Group of Funds**; Director,
                                                 Commonwealth Industries, Inc., manufacturer of aluminum
                                                 sheet products; Director and Treasurer, the Foreign Policy
                                                 Association; Director Emeritus, Municipal Art Society of New
                                                 York; Trustee and Secretary, the U.S. Council for
                                                 International Business; Trustee, New York-Presbyterian
                                                 Hospital; Trustee and Vice Chairman, New York-Presbyterian
                                                 Healthcare System, Inc.; and Member of the American Law
                                                 Institute and Council on Foreign Relations.

Betsy S. Michel (61)           1992 to Date      Attorney; Director or Trustee of each of the investment              61
Director                                         companies of the Seligman Group of Funds**; Trustee, The
                                                 Geraldine R. Dodge Foundation, charitable foundation, and
                                                 World Learning, Inc., international educationa and training.
                                                 Formerly, Chairman of the Board of Trustees of St. George's
                                                 School (Newport, RI).

Leroy C. Richie (62)           2000 to Date      Chairman and Chief Executive Officer, Q Standards Worldwide,         60
Director                                         Inc., library of technical standards; Director or Trustee of each of the investment companies of the Seligman Group of
                                                 Funds** (except Seligman Cash Management Fund, Inc.);
                                                 Director, Kerr-McGee Corporation, diversified energy
                                                 company, and Infinity, Inc., oil and gas services and
                                                 exploration; Director and Chairman, Highland Park Michigan
                                                 Economic Development Corp. Formerly, Trustee, New York
                                                 University Law Center Foundation; Vice Chairman, Detroit
                                                 Medical Center and Detroit Economic Growth Corp.; and
                                                 Chairman and Chief Executive Officer, Capital Coating
                                                 Technologies, Inc., applied coating technologies; and Vice
                                                 President and General Counsel, Automotive Legal Affairs,
                                                 Chrysler Corporation.

Robert L. Shafer (71)          1992 to Date      Retired Vice President, Pfizer Inc., pharmaceuticals;                61
Director                                         Director or Trustee of each of the investment companies of the Seligman Group of Funds**. Formerly, Director, USLIFE
                                                 Corporation, life insurance.

James N. Whitson (68)          1993 to Date      Retired Executive Vice President and Chief Operating                 61
Director                                         Officer, Sammons Enterprises, Inc., a diversified holding
                                                 company; Director or Trustee of each of the investment
                                                 companies of the Seligman Group of Funds**; and Director,
                                                 C-SPAN, cable television network, and CommScope, Inc.,
                                                 manufacturer of coaxial cable. Formerly, Director and
                                                 Consultant, Sammons Enterprises, Inc.

---------------------------------------------------------------------------------------------------------------------------
                                 INTERESTED DIRECTORS AND PRINCIPAL OFFICERS
---------------------------------------------------------------------------------------------------------------------------

William C. Morris*** (65)      1992 to Date      Chairman, J. & W. Seligman & Co. Incorporated, Chairman of           61
Director and Chairman of                         the Board and Director or Trustee of each of the investment
the Board                                        companies of the Seligman Group of Funds**; Chairman,
                                                 Seligman Advisors, Inc., Seligman Services, Inc. and Carbo
                                                 Ceramics Inc., manufacturer of ceramic proppants for oil and gas industry; and Director, Seligman Data Corp. Formerly,
                                                 Director, Kerr-McGee Corporation, a diversified energy
                                                 company and Chief Executive Officer of each of the
                                                 investment companies of the Seligman Group of Funds

                                                                                                                   Number
                                                                                                                     of
                                                                                                                 Portfolios
                                  Term of                                                                          in Fund
                                Office and                                                                        Complex
                                 Length of                                                                        Overseen
 Name, (Age), Position(s)           Time           Principal Occupation(s) During Past 5 Years, Directorships       by
        With Fund                 Served*                            and Other Information                        Director
        ---------                 -------                            ---------------------                        --------

Brian T. Zino*** (51)           Pres.: 1993      Director and President, J. & W. Seligman & Co. Incorporated;         61
Director, President and           to Date        Chief Executive Officer, President and Director or Trustee
Chief Executive Officer          Dir.: 1995      of each of the investment companies of the Seligman Group of
                                   to Date       Funds**; Director, Seligman Advisors, Inc. and Seligman
                                 CEO.: Nov.      Services, Inc.; Chairman, Seligman Data Corp.; Member of the
                                   2002 to       Board of Governors of the Investment Company Institute; and
                                    Date         Chairman, ICI Mutual Insurance Company.

Richard M. Parower (37)        2002 to Date      Senior Vice President, Investment Officer, J. & W. Seligman          N/A
Vice President and                               & Co. Incorporated; Vice President, Seligman Portfolios,
Co-Portfolio Manager                             Inc. and Co-Portfolio Manager of its Global Technology
                                                 Portfolio. Formerly, Senior Analyst with Citibank Global
                                                 Asset Management covering Global IT Services from June 1998 to April 2000; Senior Analyst with Montgomery Asset
                                                 Management from September 1995 to June 1998.

Thomas G. Rose (46)            2000 to Date      Senior Vice President, Finance, J. & W. Seligman & Co.               N/A
Vice President                                   Incorporated, Seligman Advisors, Inc. and Seligman Data
                                                 Corp.; Vice President of each of the investment companies of the Seligman Group of Funds** and of Seligman Services, Inc.
                                                 and Seligman International, Inc. Formerly, Treasurer of each of the investment companies of the Seligman Group of Funds and of Seligman Data Corp.

Lawrence P. Vogel (47)          V.P.: 1992       Senior Vice President and Treasurer, Investment Companies,           N/A
Vice President and               to Date         J. & W. Seligman & Co. Incorporated; Vice President and
Treasurer                      Treas.: 2000      Treasurer of each of the investment companies of the
                                 to Date         Seligman Group of Funds** and of Seligman Data Corp.
                                                 Formerly, Senior Vice President, Finance, J. & W. Seligman &
                                                 Co. Incorporated, Seligman Advisors, Inc., Seligman
                                                 International, Inc. and Seligman Data Corp.; Vice President,
                                                 Seligman Services, Inc.; and Treasurer, Seligman
                                                 International, Inc. and Seligman Henderson Co.

Frank J. Nasta (39)            1994 to Date      Managing Director, General Counsel and Corporate Secretary,          N/A
Secretary                                        J. & W. Seligman & Co. Incorporated; Secretary of each of
                                                 the investment companies of the Seligman Group of Funds**;
                                                 and Corporate Secretary, Seligman Advisors, Inc., Seligman
                                                 Services, Inc., Seligman International, Inc. and Seligman
                                                 Data Corp. Formerly, Corporate Secretary, Seligman Henderson
                                                 Co. and Senior Vice President, Law and Regulation, J. & W.
                                                 Seligman & Co. Incorporated.

-------------

* Each Director serves for an indefinite term, until the election and qualification of a successor or until his or her earlier death, resignation or removal. Each officer is elected annually by the Board.


** The Seligman Group of Funds consists of twenty-three registered investment companies.


*** Mr. Morris and Mr. Zino are considered "interested persons" of the Fund, as defined in the 1940 Act, by virtue of their positions with J. & W. Seligman & Co. Incorporated and its affiliates.


Mr. Whitson is a director of a private company that indirectly controls a broker-dealer and has an option to acquire control of another broker-dealer in 2007. Both broker-dealers distribute the Fund's shares.

The standing committees of the Board include the Board Operations Committee, Audit Committee and Director Nominating Committee. These Committees are comprised solely of Directors who are not "interested" persons of the Fund as that term is defined in the 1940 Act. The duties of these Committees are described below.

Board Operations Committee. This Committee has authority generally to direct the operations of the Board, including the nomination of members of other Board Committees and the selection of legal counsel for the Corporation. The Committee met six times during the fiscal year ended October 31, 2003. Members of the Committee are Messrs. McPherson (Chairman), Catell, Galvin, Merow, Richie, Shafer and Whitson, and Dr. Ilchman and Ms. Michel.

Audit Committee. This Committee recommends the independent public accountants for selection as auditors by the Board annually. In addition, the Committee assists the Board in its oversight of the Fund's financial reporting process and operates pursuant to a written charter. The Committee met twice during the fiscal year ended October 31, 2003. Members of the Committee are Messrs. Whitson (Chairman), Galvin, Merow, and Richie and Ms. Michel.

Director Nominating Committee. This Committee selects and nominates persons for election as Directors by the Board. In addition, if a shareholder meeting is held where Directors are to be elected, the Committee will select and nominate persons for election as Directors at such shareholder meeting. The Committee will consider suggestions from shareholders submitted in writing to the Secretary of the Fund. The Committee met twice during the fiscal year ended October 31, 2003. Members of the Committee are Messrs. Shafer (Chairman), Catell, McPherson, and Dr. Ilchman.

Beneficial Ownership of Shares

As of December 31, 2003, the Directors beneficially owned shares in each Fund in the Series and in the Seligman Group of Funds as follows:

Independent Directors


                                                                                                                    Aggregate Dollar
                                                Dollar Range of Shares Owned By Director                            Range of Shares
                                                                                                                   Owned by Director
                          Emerging            Global         Global Smaller       Global          International    in Seligman Group
Name                       Markets            Growth            Companies        Technology           Growth            of Funds
----                       -------            ------            ---------        ----------           ------            --------
Robert B. Catell            None               None               None              None               None         $50,001-$100,000

John R. Galvin           $1-$10,000         $1-$10,000         $1-$10,000        $1-$10,000         $1-$10,000      $50,001-$100,000

Alice S. Ilchman       $10,001-$50,000      $1-$10,000       $10,001-$50,000   $10,001-$50,000      $1-$10,000       Over $100,000

Frank A. McPherson     $10,001-$50,000   $10,001-$50,000     $10,001-$50,000     $1-$10,000       $10,001-$50,000    Over $100,000

John E. Merow         $50,001-$100,000   $50,001-$100,000   $50,001-$100,000    Over $100,000    $50,001-$100,000    Over $100,000

Betsy S. Michel        $10,001-$50,000   $10,001-$50,000       $1-$10,000      $10,001-$50,000    $10,001-$50,000    Over $100,000

Leroy C. Richie          $1-$10,000         $1-$10,000         $1-$10,000        $1-$10,000         $1-$10,000      $10,001-$50,000

Robert L. Shafer         $1-$10,000         $1-$10,000       $10,001-$50,000     $1-$10,000         $1-$10,000       Over $100,000

James N. Whitson         $1-$10,000      $10,001-$50,000       $1-$10,000      $10,001-$50,000    $10,001-$50,000    Over $100,000

Interested Directors


                                                                                                                    Aggregate Dollar
                                                Dollar Range of Shares Owned By Director                            Range of Shares
                                                                                                                   Owned by Director
                          Emerging            Global         Global Smaller       Global          International    in Seligman Group
Name                       Markets            Growth            Companies        Technology           Growth            of Funds
----                       -------            ------            ---------        ----------           ------            --------
William C. Morris         $1-$10,000    $50,001-$100,000      $1-$10,000     $50,001-$100,000    Over $100,000       Over $100,000
Brian T. Zino           Over $100,000   $50,001-$100,000    Over $100,000      Over $100,000     Over $100,000       Over $100,000


Compensation


                                                                       Pension or               Total Compensation
                                               Aggregate           Retirement Benefits            From Funds and
            Name and                         Compensation          Accrued as Part of            Fund Complex Paid
       Position with Funds                  From Funds (1)            Fund Expenses             to Directors (1)(2)
       -------------------                  --------------            -------------             -------------------
Robert B. Catell, Director (3)                  $ 2,877                    n/a                        $  34,413(3)
John R. Galvin, Director                          7,880                    n/a                          102,000
Alice S. Ilchman, Director                        7,746                    n/a                           99,000
Frank A. McPherson, Director                      7,746                    n/a                           99,000
John E. Merow, Director                           7,880                    n/a                          102,000
Betsy S. Michel, Director                         7,880                    n/a                          102,000
Leroy C. Richie, Director                         8,024                    n/a                          102,000
James Q. Riordan, Director(4)                     2,767                    n/a                           58,500
Robert L. Shafer, Director                        7,612                    n/a                           94,500
James N. Whitson, Director                        7,880(5)                 n/a                          102,000(5)


----------
(1)   For the Fund's fiscal year ended October 31, 2003.


(2) At October 31, 2003, the Seligman Group of Funds consists of twenty-three investment companies.

(3) Mr. Catell became a member of the Board of Directors effective May 15, 2003.

(4)   Mr. Riordan retired from the Board of Directors effective March 20, 2003.

(5) Includes deferred compensation from "Aggregate Compensation from Fund" and "Total Compensation from Fund and Fund Complex Paid to Directors" of $1,157 and $22,500, respectively.

No compensation is paid by the Funds to Directors or officers of the Series who are employees of J. & W. Seligman & Co. Incorporated (Seligman).

The Series has adopted a compensation plan under which independent directors may elect to defer receiving their fees. A director who has elected deferral of his or her fees may choose a rate of return equal to either (1) the interest rate on short-term Treasury Bills, or (2) the rate of return on the shares of certain of the investment companies advised by Seligman, as designated by the director. The cost of such fees and earnings is included in directors' fees and expenses, and the accumulated balance thereof is included in other liabilities in the Funds' financial statements. The total amount of deferred compensation (including earnings) payable in respect of the Funds to Mr. Whitson as of October 31, 2003 was $4,449.

Mr. Merow no longer defers current compensation; however, he has accrued deferred compensation in the amount of $38,836, as of October 31, 2003.


The Funds may, but are not obligated to, purchase shares of the other funds in the Seligman Group of Funds to hedge their obligations in connection with the deferred compensation plan.

Class A shares of the Funds may be issued without a sales charge to present and former directors or trustees (and their family members) of the Funds.

Code of Ethics

Seligman


Seligman, Seligman Advisors, Inc. ("Seligman Advisors"), their subsidiaries and affiliates, and the Seligman Group of Funds have adopted a Code of Ethics that sets forth the circumstances under which officers, directors and employees (collectively, "Employees") are permitted to engage in personal securities transactions. The Code of Ethics proscribes certain practices with regard to personal securities transactions and personal dealings, provides a framework for the reporting and monitoring of personal securities transactions by Seligman's Director of Compliance, and sets forth a procedure of identifying, for disciplinary action, those individuals who violate the Code of Ethics. The Code of Ethics prohibits Employees (including all investment team members) from purchasing or selling any security or an equivalent security that is being purchased or sold by any client, or where the Employee intends, or knows of another person's intention, to purchase or sell the security on behalf of a client. The Code also prohibits all Employees from acquiring securities in a private placement or in an initial or secondary public offering unless an exemption has been obtained from Seligman's Director of Compliance.


The Code of Ethics prohibits (1) each portfolio manager or member of an investment team from purchasing or selling any security within seven calendar days either before or after the purchase or sale of the security by a client's account (including investment company accounts) that the portfolio manager or investment team manages; (2) each Employee from profiting from short-term trading (a profitable purchase and sale or vice-versa within 60 days); and (3) each member of an investment team from profiting from short sales of a security if, at that time, any client managed by that team has a long position in that security. Any profit realized pursuant to any of these prohibitions must be disgorged to a charitable organization.

Employees are required, except under very limited circumstances, to engage in personal securities transactions through Seligman's order desk or through an authorized dealer or investment advisor designated by Seligman. All Employee personal securities transactions must be pre-cleared through Seligman's compliance department. The compliance department and the order desk maintain a list of securities that may not be purchased due to a possible conflict with clients. All Employees are also required to disclose all securities beneficially owned by them upon commencement of employment and at the end of each calendar year.

Wellington Management Company, LLP


The subadviser for each fund except Global Technology Fund, Wellington Management Company, LLP ("Wellington Management"), has adopted its own code of ethics meeting the requirements of Rule 17j-1 under the Investment Company Act of 1940, which permits personnel covered by the rule to invest in securities that may be purchased or held by the Funds. The Fund's Board of Directors reviews the code of ethics of Wellington Management at least annually and receives certifications from Wellington Management regarding compliance with Wellington Management's code of ethics annually.


                               -------------------


A copy of the Code of Ethics of each of Seligman and Wellington Management is on public file with, and is available upon request from, the Securities and Exchange Commission ("SEC"). You can access it through the SEC's Internet site, www.sec.gov.


Proxy Voting Policies

Seligman

Seligman will vote the proxies relating to the Global Technology Fund's portfolio holdings.

Introduction. On behalf of the Global Technology Fund, Seligman votes the proxies of the securities held in such Fund's portfolio in accordance with Seligman's determination of what is in the best interests of the Global Technology Fund's shareholders.

The financial interest of the shareholders of the Global Technology Fund is the primary consideration in determining how proxies should be voted. Seligman has a responsibility to analyze proxy issues and vote in a way consistent with those financial interests. In the case of social and political responsibility issues which do not involve financial considerations, it is not possible to fairly represent the diverse views of the Global Technology Fund's shareholders, and thus, Seligman abstains from voting on these issues. Notwithstanding the above, proposals seeking disclosure of certain matters relating to social and political issues may be supported if such disclosure is not deemed to be unduly burdensome.

The Proxy Voting Process. Proxies for securities held in the portfolios of the Global Technology Fund will be received, processed and voted by Manager pursuant to the guidelines (the "Guidelines") established by Seligman's Proxy Voting Committee (the "Committee").

The Committee has been established to set policy and guidelines, to review on a periodic basis new corporate governance issues as they arise, to assist in determining how Seligman will respond to such issues and to provide oversight of the proxy voting process. The Committee is chaired by Seligman's Chief Investment Officer and includes Seligman's Vice Chairman and Seligman's General Counsel.

Seligman subscribes to a service offered by an independent third party which provides a summary and analysis of the proposals to be acted upon at shareholder meetings of most companies whose securities are held. Seligman also subscribes to a separate service to assist in the tracking and recordkeeping of proxies. Neither service offers voting recommendations.

Conflicts of Interests. Seligman's Director of Compliance maintains a Proxy Watch List, which contains the names of those companies that may present the potential for conflict in the voting process with Seligman, Seligman Advisors, Inc. or any affiliate thereof. For example, the Proxy Watch List will include those portfolio companies for which Seligman separately manages assets in private accounts or which are significant distributors of Seligman's products and services. As described below, proxy voting for these companies will be subject to a higher level of consideration.

Deviations from Guidelines and Special Situations. Seligman recognizes that it may not always be in the best interest of the shareholders of the Global Technology Fund to vote in accordance with the Guidelines on a particular issue and in such circumstances may deviate from the Guidelines. Any deviation from the Guidelines must be approved by a member of the Committee. Furthermore, any deviation of the Guidelines for a company which is included on the Proxy Watch List must be approved by a majority of the Committee's members.

Similarly, for those proposals which are of a unique nature and must be analyzed on a case-by-case basis, one member of the Committee must approve the voting decision. Where such a proposal is for a company included on the Proxy Watch List, the voting decision must be approved by a majority of the Committee's members. In analyzing potential deviations from the Guidelines and proposals evaluated on a case-by-case basis, Seligman may consider the views of the management of a portfolio company, as well as the view of Seligman's investment professionals.

Guidelines Summary. The Guidelines are briefly described as follows:

      1. Seligman votes with the recommendations of a company's board of directors on general corporate governance issues such as changing the company's name, ratifying the appointment of auditors and procedural matters relating to shareholder meetings.

      2. Seligman opposes, and supports the elimination of, anti-takeover proposals, including those relating to classified Boards, supermajority votes, poison pills, issuance of blank check preferred and establishment of classes with disparate voting rights.

      3. Seligman abstains from voting on issues relating to social and/or political responsibility, except for matters relating to disclosure issues if not deemed unduly burdensome for the company (e.g., political contributions).

      4. Seligman votes for stock option plans or to increase the number of shares under existing stock option plans provided that the overall dilution of all active stock option plans and stock purchase plans does not exceed 10% on a fully diluted basis and that such plans are otherwise considered to align the interest of the company with those of shareholders, e.g., all such plans must specifically prohibit repricing.

      5. Seligman generally votes with the recommendations of a company's board of directors on other matters relating to executive compensation, unless considered excessive.

      6. Seligman will withhold voting for the entire board of directors if: (a) less than 75% of the board is independent; (b) the board has a nominating or compensation committee of which less than 75% of its members are independent;
(c) the board has recommended shareholders vote for an anti-takeover device which Seligman votes against; or (d) the board has recommended a matter relating to a stock option plan or stock purchase plan which Seligman votes against.

      7. Seligman will vote for proposals relating to the authorization of additional common stock up to 5 times that currently outstanding.

      8. Seligman will vote for proposals to effect stock splits.

      9. Seligman will vote for proposals authorizing share repurchase programs.

      10. Seligman will vote against authorization to transact unidentified business at the meeting.

      11. Acquisitions, mergers, reorganizations, reincorporations and other similar transactions will be voted on a case-by-case basis.

      12. Proposals to amend a company's charter or by-laws (other than as identified above) will be voted on a case-by-case basis.

      13. Seligman will vote against all proposals where the company did not provide adequate information to make a decision.

      14. Seligman abstains from voting shares which have recently been sold or for which information was not received on a timely basis.

Wellington Management

The Emerging Markets Fund, Global Growth Fund, Global Smaller Companies Fund and International Growth Fund have granted to Wellington Management the authority to vote proxies on their behalf with respect to the assets managed by Wellington Management. Wellington Management votes proxies in what it believes are the best economic interests of its clients and in accordance with its Proxy Policies and Procedures. Wellington Management's Proxy Committee is responsible for the review and oversight of the firm's Proxy Policies and Procedures. The Proxy Group within Wellington Management's Legal Services Department is responsible for the day-to-day administration of the proxy voting process. Although Wellington Management may utilize the services of various external resources in analyzing proxy issues and has established its own Proxy Guidelines setting forth general guidelines for voting proxies, Wellington Management personnel analyze all proxies and vote proxies based on its assessment of the merits of each proposal. The identified portfolio managers have the authority to determine the final vote for securities held in Funds for which they serve as the designated manager, unless such party is determined to have a material conflict of interest related to that proxy vote.

Wellington Management maintains procedures designed to identify and address material conflicts of interest in voting proxies. The Proxy Committee sets standards for identifying material conflicts based on client, vendor and lender relationships. Proxy votes for which Wellington Management identifies a material conflict are reviewed by designated members of the Proxy Committee or by the entire Committee in some cases to resolve the conflict and direct the vote.

Wellington Management may be unable to vote or may determine not to vote a proxy on behalf of a Fund due to securities lending, share blocking and re-registration requirements, lack of adequate information, untimely receipt of proxy materials, immaterial impact of the vote, and/or excessive costs.

               Control Persons and Principal Holders of Securities

Control Persons


As of February 2, 2004, there was no person or persons who controlled any of the Funds, either through a significant ownership of shares or any other means of control.


Principal Holders


As of February 2, 2004, the following principal holders owned 5% or more of the then outstanding shares of capital stock of a Class of shares for the following
Funds:

                                                                                        Percentage
                                                                                          of Total
                          Name and Address                          Fund/Class          Shares Held
                          ----------------                          ----------          -----------
          MCB Trust Services Custodian FBO Plumbers Local Union     Emerging                5.48%
          No. 93, 700 17th Street, Denver, CO 80202                 Markets/A

          MLPF&S, FBO Customers, Attn. Fund Admin., 4800 Deer       Emerging               17.16%
          Lake Drive East, Jacksonville, FL 32246                   Markets/B

          CitiGroup Global House Account, 333 West 34th Street,     Emerging                7.91%
          New York, NY 10001                                        Markets/C

          MLPF&S, FBO Customers, Attn. Fund Admin., 4800 Deer       Emerging               11.40%
          Lake Drive East, Jacksonville, FL 32246                   Markets/D

          State Street Bank & Trust FBO Parental Savings Trust      Emerging               43.02%
          Fund College Horizon 17, Attn. Eric McCauley, 105         Markets/I
          Rosemont Ave, Westwood, MA 02090-2318

          State Street Bank & Trust FBO Parental Savings Trust      Emerging               27.87%
          Fund College Horizon 7, Attn. Eric McCauley, 105          Markets/I
          Rosemont Ave, Westwood, MA 02090-2318

          Investors Fiduciary Trust Co FBO J. & W. Seligman &       Emerging               20.71%
          Co., Incorporated Matched Accumulation Plan, Attn.        Markets/I
          Pension Plan Services, 100 Park Avenue, New York, NY
          10017

          Investors Fiduciary Trust Co FBO The Seligman Data        Emerging                8.36%
          Corp. 401K/Thrift Plan, Attn. Pension Plan Services,      Markets/I
          100 Park Avenue, New York, NY 10017

          Seligman Advisors, Inc., 100 Park Avenue, New York, NY    Emerging              100.00%
          10017-5516                                                Markets/R

          MLPF&S, FBO Customers, Attn. Fund Admin., 4800 Deer       Global                 19.93%
          Lake Drive East, Jacksonville, FL 32246                   Growth /A

          MLPF&S, FBO Customers, Attn. Fund Admin., 4800 Deer       Global                 22.57%
          Lake Drive East, Jacksonville, FL 32246                   Growth /B

          CitiGroup Global House Account, 333 West 34th Street,     Global                  5.76%
          New York, NY 10001                                        Growth/C

          MLPF&S, FBO Customers, Attn. Fund Admin., 4800 Deer       Global                 27.15%
          Lake Drive East, Jacksonville, FL 32246                   Growth/D

          Investors Fiduciary Trust Co FBO J. & W. Seligman &       Global                 61.42%
          Co., Incorporated Matched Accumulation Plan, Attn.        Growth/I
          Pension Plan Services, 100 Park Avenue, New York, NY
          10017

          State Street Bank & Trust FBO Parental Savings Trust      Global                 29.27%
          Fund College Horizon 2, Attn. Eric McCauley, 105          Growth/I
          Rosemont Ave, Westwood, MA  02090-2318

          Investors Fiduciary Trust Co FBO The Seligman Data        Global                  9.26%
          Corp. 401K/Thrift Plan, Attn. Pension Plan Services,      Growth/I
          100 Park Avenue, New York, NY 10017

          Seligman Advisors, Inc., 100 Park Avenue, New York, NY    Global                100.00%
          10017-5516                                                Growth/R

          MLPF&S, FBO Customers, Attn. Fund Admin., 4800 Deer       Global Smaller         10.64%
          Lake Drive East, Jacksonville, FL 32246                   Companies/A

          MLPF&S, FBO Customers, Attn. Fund Admin., 4800 Deer       Global Smaller         20.90%
          Lake Drive East, Jacksonville, FL 32246                   Companies/B

          CitiGroup Global House Account, 333 West 34th Street,     Global Smaller          8.69%
          New York, NY 10001                                        Companies/B

          CitiGroup Global House Account, 333 West 34th Street,     Global Smaller          6.37%
          New York, NY 10001                                        Companies/C

          MLPF&S, FBO Customers, Attn. Fund Admin., 4800 Deer       Global Smaller         28.48%
          Lake Drive East, Jacksonville, FL 32246                   Companies/D

          State Street Bank & Trust FBO Parental Savings Trust      Global Smaller         44.21%
          Fund College Horizon 17, Attn. Eric McCauley, 105         Companies/I
          Rosemont Ave, Westwood, MA 02090-2318

          Investors Fiduciary Trust Co FBO J. & W. Seligman &       Global Smaller         21.65%
          Co., Incorporated Matched Accumulation Plan, Attn.        Companies/I
          Pension Plan Services, 100 Park Avenue, New York, NY
          10017

          State Street Bank & Trust FBO Parental Savings Trust      Global Smaller         26.95%
          Fund College Horizon 7, Attn. Eric McCauley105 Rosemont   Companies/I
          Ave, Westwood, MA 02090-2318

          Investors Fiduciary Trust Co Trustee for Seligman Data    Global Smaller          7.17%
          Corp. 401K/Thrift Plan, Attn. Pension Plan Services,      Companies/I
          100 Park Avenue, 2nd floor, New York, NY 10017

          Seligman Advisors, Inc., 100 Park Avenue, New York, NY    Global Smaller        100.00%
          10017-5516                                                Companies/R

          MLPF&S, FBO Customers, Attn. Fund Admin., 4800 Deer       Global                 12.24%
          Lake Drive East, Jacksonville, FL 32246                   Technology/A

          CitiGroup Global House Account, 333 West 34th Street,     Global                  5.96%
          New York, NY 10001                                        Technology/A

          MLPF&S, FBO Customers, Attn. Fund Admin., 4800 Deer       Global                 23.33%
          Lake Drive East, Jacksonville, FL  32246                  Technology/B

          CitiGroup Global House Account, 333 West 34th Street,     Global                 12.19%
          New York, NY 10001                                        Technology/C

          MLPF&S, FBO Customers, Attn. Fund Admin., 4800 Deer       Global                 22.82%
          Lake Drive East, Jacksonville, FL 32246                   Technology/D

          Seligman Time Horizon Harvester Fund, c/o Treasurer's     International          6.98%
          Dept., 100 Park Avenue, New York, NY 10017                Growth/A

          MCB Trust Services, FBO Plumbers Local Union 93, 1380     International          8.71%
          Lawrence Street, Suite 1400, Denver, CO 80204             Growth/A

          Seligman Time Horizon 10 Fund, c/o Treasurer's Dept.,     International          6.32%
          100 Park Avenue, New York, NY 10017                       Growth/A

          Seligman Time Horizon 20 Fund, c/o Treasurer's Dept.,     International          5.67%
          100 Park Avenue, New York, NY 10017                       Growth/A

          MLPF&S, FBO Customers, Attn. Fund Admin., 4800 Deer       International         12.33%
          Lake Drive East, Jacksonville, FL 32246                   Growth/B

          CitiGroup Global House Account, 333 West 34th Street,     International          5.35%
          New York, NY 10001                                        Growth/B

          MLPF&S, FBO Customers, Attn. Fund Admin., 4800 Deer       International          7.87%
          Lake Drive East, Jacksonville, FL 32246                   Growth/D

          State Street Bank & Trust FBO Parental Savings Trust      International         37.22%
          Fund College Horizon 7, Attn. Eric McCauley, 105          Growth/I
          Rosemont Ave, Westwood, MA 02090-2318

          State Street Bank & Trust FBO Parental Savings Trust      International         28.74%
          Fund College Horizon 17, Attn. Eric McCauley, 105         Growth/I
          Rosemont Ave, Westwood, MA 02090-2318

          State Street Bank & Trust FBO Parental Savings Trust      International         19.03%
          Fund College Horizon 2, Attn. Eric McCauley, 105          Growth/I
          Rosemont Ave, Westwood, MA 02090-2318

          Investors Fiduciary Trust Co FBO J. & W. Seligman &       International         12.67%
          Co., Incorporated Matched Accumulation Plan, Attn.        Growth/I
          Pension Plan Services, 100 Park Avenue, New York, NY
          10017

          Seligman Advisors, Inc., 100 Park Avenue, New York, NY    International          100.00%
          10017-5516                                                Growth/R




Management Ownership


As of February 2, 2004, Directors and officers of the Funds as a group owned less than 1% of the Emerging Markets Fund's Class A shares of capital stock then outstanding, the Global Growth Fund's Class A shares of capital stock then outstanding, the Global Smaller Companies Fund's Class A shares of capital stock then outstanding, and the International Growth Fund's Class A shares of capital stock then outstanding. As of the same date, Directors and officers of these Funds did not own any Class B, Class C, Class D or Class R shares of the then outstanding shares of capital stock of these Funds.

As of February 2, 2004, Directors and officers of the Funds as a group owned:
2.66% of the Emerging Markets Fund's Class I shares of capital stock then outstanding and 6.79% of the Global Growth Fund's Class I shares of capital stock then outstanding.; and As of the same date, Directors and officers as a group owned less than 1% of the International Growth Fund's Class I shares of capital stock then outstanding and of the Global Smaller Companies Fund's Class I shares of capital stock then outstanding.

                     Investment Advisory and Other Services

Investment Manager

Subject to the control of the Series' Board of Directors, Seligman is responsible for the investments of each Fund (with the assistance of Wellington Management Company, LLP ("Wellington Management") for each Fund except the Global Technology Fund) and administers the Series' business and other affairs pursuant to management agreements in accordance with the 1940 Act. Seligman also serves as investment manager to twenty-two other US registered investment companies which, together with the Series, make up the "Seligman Group of Funds". Other than the Subadvisory Agreement with Wellington Management (which is discussed below) there are no other management-related service contracts under which services are provided to the Funds. No person or persons, other than the directors, officers, employees of Seligman, or the Series regularly advise the Series or the Funds with respect to their investments (other than as discussed below, Wellington Management).

Seligman is a successor firm to an investment banking business founded in 1864 which has thereafter provided investment services to individuals, families, institutions, and corporations. Mr. William C. Morris, Chairman of Seligman and Chairman of the Board of Directors and Chairman of the Funds, owns a majority of the outstanding voting securities of Seligman and is a controlling person of Seligman. See Appendix B to this SAI for information regarding the history of Seligman.

All of the officers of the Funds listed above are officers or employees of Seligman. Their affiliations with the Funds and with Seligman are provided under their principal business occupations.

Each Fund pays Seligman a fee for its management services equal to a percentage of the Fund's average daily net assets. The fee rate declines as each Fund's net assets increase. With respect to the Emerging Markets Fund, Seligman receives a fee equal to an annual rate of 1.25% of the average daily net assets on the first $1 billion of net assets, 1.15% on the next $1 billion and 1.05% thereafter. With respect to each of the Global Growth Fund and International Growth Fund, Seligman receives a fee equal to an annual rate of 1.00% of the average daily net assets on the first $50 million of net assets, 0.95% on the next $1 billion and 0.90% thereafter. With respect to the Global Smaller Companies Fund, Seligman receives a fee equal to an annual rate of 1.00% of the average daily net assets on the first $100 million of net assets and 0.90% thereafter. The management fee rate with respect to the Global Technology Fund is equal to an annual rate of 1.00% of average daily net assets on the first $2 billion of net assets, 0.95% of average daily net assets on the next $2 billion and 0.90% of average daily net assets in excess of $4 billion.

The following table indicates the management fees paid by each Fund as well as the percentage of each Fund's average daily net assets for the fiscal years ended October 31, 2003, 2002 and 2001.


                                                                 Management          % of
                                              Fiscal Year           Fee          Average Daily
      Fund                                       Ended            Paid ($)       Net Assets (%)
      ----                                       -----            --------       --------------
      Emerging Markets Fund                    10/31/03         $   560,993           1.25%
                                               10/31/02             581,883           1.25
                                               10/31/01             509,795           1.25

      Global Growth Fund                       10/31/03         $   641,931           0.99%
                                               10/31/02           1,049,223           1.00
                                               10/31/01           1,982,805           1.00

      Global Smaller Companies Fund            10/31/03         $ 1,611,157           0.96%
                                               10/31/02           2,288,556           1.00
                                               10/31/01           3,500,955           1.00

      Global Technology Fund                   10/31/03         $ 4,854,837           1.00%
                                               10/31/02           7,230,223           1.00
                                               10/31/01          12,303,801           1.00

      International Growth Fund                10/31/03         $   381,126           1.00%
                                               10/31/02             420,238           1.00
                                               10/31/01             530,337           1.00

Until December 31, 2002, Henderson Investment Management Limited ("HIML") provided subadvisory services to Global Smaller Companies Fund pursuant to a subadvisory agreement. The subadvisory agreement with HIML was not continued by the Board of Directors in 2002, and expired by its terms on December 31, 2002.

Each Fund pays all of its expenses, other than those assumed by Seligman, including administration, shareholder services and distribution fees, fees and expenses of independent attorneys and auditors, taxes and governmental fees, including fees and expenses of qualifying the Funds and their shares under federal and state securities laws, cost of stock certificates and expenses of repurchase or redemption of shares, expenses of printing and distributing reports, notices and proxy materials to shareholders, expenses of printing and filing reports and other documents with governmental agencies, expenses of shareholders' meetings, expenses of corporate data processing and related services, shareholder record keeping and shareholder account services, fees and disbursements of transfer agents and custodians, expenses of disbursing dividends and distributions, fees and expenses of directors of the Funds not employed by or serving as a director of Seligman or its affiliates, insurance premiums and extraordinary expenses such as litigation expenses. These expenses are allocated among each Fund and among the classes of each Fund in a manner determined by the Board of Directors to be fair and equitable.

Under the Management Agreement with respect to the Global Technology Fund (the "Global Technology Management Agreement"), as well as the Management Agreement with respect to each of the Emerging Markets Fund, the Global Growth Fund, the Global Smaller Companies Fund and the International Growth Fund (the "New Management Agreement" and collectively with the Global Technology Management Agreement, the "Management Agreements") subject to the control of the Board of Directors, Seligman manages each Fund and administers each Fund's business and other affairs. Under the Global Technology Management Agreement, Seligman is responsible for making purchases and sales of portfolio securities and determining how voting and other rights with respect to portfolio securities shall be exercised, subject in each case to the Prospectus and the requirements of the 1940 Act and other applicable law. In connection with the performance of its duties under the Management Agreements, Seligman provides such office space, such bookkeeping, accounting, internal legal, clerical, secretarial and administrative services (exclusive of, and in addition to, any such services provided by any others retained by any Fund) and such executive and other personnel as shall be necessary for the operations of the Funds. Seligman pays all of the compensation of directors of the Series who are employees or consultants of Seligman and of the officers and employees of the Series. Seligman also provides senior management for Seligman Data Corp., the Series' shareholder service agent.

Each Management Agreement provides that Seligman will not be liable to the Funds for any error of judgment or mistake of law, or for any loss arising out of any investment, or for any act or omission in performing its duties under the Agreement, except for willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties under the Agreements.

The Global Technology Management Agreement was initially approved by the Board of Directors at a meeting held on March 17, 1994 and by the shareholders on May 9, 1994. The New Management Agreement was initially approved by the Board of Directors at a meeting held on September 4, 2003 and by the shareholders of each Subadvised Fund on December 4, 2003. Each of the Management Agreements will continue in effect until December 31 of each year (commencing December 31, 2004 for the New Management Agreement).if (1) such continuance is approved in the manner required by the 1940 Act (i.e., by a vote of a majority of the Board of Directors or of the outstanding voting securities of each Fund and by a vote of a majority of the Directors who are not parties to the Management Agreements or interested persons of any such party) and (2) Seligman has not notified the Funds at least 60 days prior to December 31 of any year that it does not desire such continuance. The Management Agreements may be terminated by a Fund, without penalty, on 60 days' written notice to Seligman and will terminate automatically in the event of its assignment. The Series has agreed to change its name upon termination of either of the Management Agreements if continued use of the name would cause confusion in the context of Seligman's business.

Consideration of the Global Technology Management Agreement


At the November 20, 2003 Board of Directors meeting, the Board unanimously approved the continuance of the Global Technology Management Agreement with Seligman. In preparation for the meeting, the Board requested and reviewed a wide variety of materials from Seligman, including extensive performance and expense information for other mutual funds compiled by third parties, and the Independent Directors conferred with their counsel at the meeting prior to voting. In their determinations with respect to continuance of the Global Technology Management Agreement, the Board considered many factors, including, but not limited to: (1) comparative performance information versus other similar investment companies and certain indices; (2) the nature and quality of the administrative services rendered by Seligman; (3) the payments received by Seligman from all sources involving both the Global Technology Fund and the other investment companies in the Seligman Group; (4) the costs borne by, and profitability of, Seligman and its affiliates in providing service of all types to the Global Technology Fund and to the other investment companies in the Seligman Group; (5) comparative fee and expense data versus other similar investment companies (6) Seligman's policies and practices regarding allocation of portfolio transactions and soft dollars; (7) portfolio turnover rates of the Global Technology Fund compared to other similar investment companies; (8) Seligman's willingness to consider and, when desirable, implement organizational and operational changes designed to improve investment results; and (9) the fall-out benefits which Seligman and its affiliates receive from Seligman's relationship to the Global Technology Fund. In its deliberations, the Board did not identify any particular information that was all-important or controlling. Rather, the Board evaluated all information available to it and determined that the overall arrangements between the Global Technology Fund and Seligman, as reflected under the Global Technology Management Agreement, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the Board (and each Director) considered relevant in the exercise of its reasonable judgment.


Certain of the factors addressed by the Board in reaching its determination are discussed in more detail below.

Portfolio Performance. The Board of Directors considered the performance of the Global Technology Fund as compared to the performance of other comparable mutual funds and as compared to appropriate securities indices. In addition to the information received by the Directors in connection with the November 20, 2003 Board of Directors meeting, the Board receives detailed information related to performance of the Global Technology Fund at each Board meeting during the year.

Expenses of the Global Technology Fund. The Board also considered the management fee rate paid by the Global Technology Fund to Seligman and the other expenses of the Global Technology Fund, in comparison to both the quality of services provided and the fees and expenses of funds with similar characteristics.


Costs of Providing Service and Profitability. The Directors reviewed information concerning profitability of Seligman's investment advisory and investment company activities and its financial condition based on results for 2002 and 2003 (through September 30) and estimates for the full-year 2003. The information considered by the Board of Directors included operating profit margin information for Seligman's investment company business alone (i.e., excluding results of its affiliates) and on a consolidated basis. The Board of Directors also reviewed profitability data and estimated profitability data for each of the mutual funds of the Seligman Group on a fund-by-fund basis.

Fall-Out Benefits. The Directors considered the services provided to each Fund and its shareholders by Seligman Services, Inc. ("Seligman Services"), an affiliate of Seligman, and the 12b-1 fees each Fund pays to Seligman Services in respect of shares of the Global Technology Fund held in accounts for which there would not otherwise be a broker of record.

Subadvised Funds


On September 15, 2003, Wellington Management Company, LLP. ("Wellington Management") assumed responsibility for providing investment advisory services to Seligman Emerging Markets Fund, Seligman Global Growth Fund, Seligman Global Smaller Companies Fund and Seligman International Growth Fund (each, a "Subadvised Fund"). Seligman manages each Subadvised Fund and Wellington Management is subject to Seligman's supervision. The arrangements were approved by the Board of Directors of the Series in respect of each Subadvised Fund on September 4, 2003. The engagement of Wellington Management was approved by the shareholders of each Subadvised Fund at a special meeting held on December 4, 2003.


At the September 4, 2003 meeting, the Board of Directors approved the New Management Agreement as well as a new subadvisory agreement (the "Subadvisory Agreement"), in respect of each Subadvised Fund, between the Seligman and Wellington Management. These new agreements became effective on December 5, 2003. Between September 15, 2003 and December 5, 2003, the Subadvised Funds were managed pursuant to interim agreements in accordance with the 1940 Act that were substantially similar to the agreements approved at the special meeting of shareholders held on December 4, 2003.

The fees payable by each Subadvised Fund did not increase as a result of the engagement of Wellington Management. The fees of Wellington Management are paid by the Seligman (not by the Subadvised Fund), and the fees payable by each Subadvised Fund to the Manager were unchanged, except that in connection with the engagement of Wellington Management, Seligman agreed to lower the breakpoints in its fee schedules for certain of the Subadvised Funds.


Wellington Management is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm that provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of December 31, 2003, Wellington Management had approximately $394 billion in assets under management.


Under the Subadvisory Agreement, Wellington Management is responsible for providing investment advisory services to each Subadvised Fund. Wellington Management is also responsible for selecting brokers for the execution of purchases and sales on behalf of each Subadvised Fund.

Terms of the New Management Agreement

Advisory Services. Under the New Management Agreement, Seligman, subject to the control of the Board of Directors, manages the affairs of each Subadvised Fund and provides the services described in such agreement on the terms set forth therein. The New Management Agreement provides that Seligman will enter into a subadvisory agreement, pursuant to which Wellington Management will provide the Subadvised Funds with investment management services, including investment research, advice and supervision, determining which securities will be purchased or sold by the Subadvised Fund, making purchases and sales of securities on behalf of the Subadvised Fund and determining how voting and other rights with respect to securities of the Subadvised Fund shall be exercised, subject in each case to the control of the Board of Directors and in accordance with the objectives, policies and principles set forth in the Prospectus and the requirements of the 1940 Act and other applicable law. Pursuant to the New Management Agreement, Seligman continues to have responsibility for investment management services provided under the Subadvisory Agreement. Further, in the event Wellington Management ceases to provide such investment management services to a Subadvised Fund, they shall be provided by Seligman or by such other firm as may be selected by a Subadvised Fund and approved in accordance with applicable requirements. The New Management Agreement recognizes that Seligman also acts as the manager of all of the investment companies in the Seligman Group.

Unless earlier terminated pursuant to its terms, the New Management Agreement will continue in full force and effect until December 31, 2004, and from year to year thereafter if such continuance is approved in the manner required by the 1940 Act.

Factors Considered by the Board of Directors of the Series for the New Management Agreement

The New Management Agreement, which was considered in conjunction with the Subadvisory Agreement, as discussed and considered at the Special Meeting of the Board of Directors held on September 4, 2003 (the "Special Meeting"), at which a majority of the Directors and the Disinterested Directors were present, and at a meeting of the Board Operations Committee of the Series also held on September 4, 2003. The Board Operations Committee is composed of the nine Disinterested Directors, eight of whom were present at the Special Meeting. Independent legal counsel to the Series and to the Disinterested Directors advised the Directors on the nature of the matters to be considered and the standards to be used by the Board of Directors and the Disinterested Directors in reaching their decisions. Such consideration was based upon financial, statistical and other information supplied to the Directors by Seligman and Wellington Management, and no single factor was identified as of paramount importance. The Board Operations Committee of the Series considered the New Management Agreement at a separate session with counsel at which representatives of Seligman and Wellington Management were not present.

At the Special Meeting of the Board of Directors, representatives of Wellington Management, in addition to responding to questions of the Board of Directors, supplemented extensive written materials provided to the Directors in advance of the special meeting by delivering a presentation explaining, among other things, their investment approach and illustrating their investment advisory experience. Also, Seligman discussed with the Board of Directors the process through which it decided to recommend Wellington Management and alternative options it had considered, as well as the proposed allocation of responsibilities between Seligman and Wellington Management. The Directors and the Disinterested Directors in attendance at the Special Meeting unanimously concluded that the New Management Agreement was fair and reasonable in respect of each Subadvised Fund and decided to submit the New Management Agreement to shareholders of each Subadvised Fund for their approval.

In reaching its decision, the Board of Directors, in respect of each Subadvised Fund, examined and weighed many factors, including those described below. In addition, the Board of Directors considered that the New Management Agreement was substantially the same as the previous Management Agreement (the annual continuance of which the Board of Directors had approved at a meeting on November 21, 2002), except for the change in breakpoints, commencement and termination dates and certain non-substantive updating changes.

Terms of the Subadvisory Agreement

Services. Under the Subadvisory Agreement, Wellington Management, subject to the control of the Board of Directors and in accordance with the objectives, policies and principles of the relevant Subadvised Fund set forth in the applicable Prospectus and Statement of Additional Information and the requirements of the 1940 Act and other applicable law, furnishes Seligman and each Subadvised Fund with such investment advice, research and assistance as Seligman or the Subadvised Fund shall from time to time reasonably request. In this regard, it is the responsibility of Wellington Management, in respect of each Subadvised Fund: (i) to participate in the development of the Subadvised Fund's overall investment strategy and in the determination of investment allocations; (ii) to provide investment advice and research to the Subadvised Fund with respect to existing and potential investments in securities, including company visits and meetings with management; (iii) to determine securities and other assets for investment; (iv) to select brokers and dealers; (v) to cause the execution of trades, including foreign exchange dealings; and (vi) unless otherwise agreed to by Seligman, vote proxies solicited by or with respect to issuers of securities in which assets of the Series may be invested from time to time. Wellington Management's responsibilities extend to all of each Subadvised Fund's assets. Under the New Management Agreement, Seligman continues to have responsibility for investment management services provided under the Subadvisory Agreement.

Wellington Management has reserved the right to close Global Smaller Companies Fund to new purchases after net new purchases of such Fund, together with any net new purchases of Seligman Global Smaller Companies Portfolio, a portfolio of Seligman Portfolios, Inc., exceed $150 million from September 14, 2003.

Liability. The Subadvisory Agreement provides that, subject to Section 36 of the 1940 Act, Wellington Management shall not be liable to the Series for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the performance of its duties under the Subadvisory Agreement except for willful misfeasance, bad faith or negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Subadvisory Agreement, provided, however, that Wellington

Management will be liable for any loss incurred by the Series, any Subadvised Fund, the Manager or their respective affiliates to the extent such losses arise out of any act or omission directly attributable to Wellington Management which results, directly or indirectly, in a material error in the net asset value of a Subadvised Fund.

Compensation. Under the Subadvisory Agreement, Wellington Management receives in respect of each Subadvised Fund, each month a fee calculated on each day during such month at the annual rates set forth below:


                                              Subadvisory Fee as a Percentage of Average
         Subadvised Fund                      Daily Net Assets
         ---------------                      ----------------
         Emerging Markets Fund                0.65%
         Global Growth Fund
         -up to $50 million                   0.45%
         -over $50 million                    0.40%
         International Growth Fund
         -up to $50 million                   0.45%
         -over $50 million                    0.40%
         Global Smaller Companies Fund
         -up to $100 million                  0.75%
         -over $100 million                   0.65%


This fee is paid by Seligman and does not affect the total fee paid by any Subadvised Fund to Seligman pursuant to the New Management Agreement. In addition, Wellington Management has agreed to limit all subadvisory fees payable to it by Seligman for a period of two years from September 15, 2003 to 50% of the aggregate contractual management fee earned by Seligman in respect of the Subadvised Funds, certain portfolios of Seligman Portfolios, Inc. and one other investment fund for which Seligman anticipates it will engage Wellington Management to provide advisory services.

Expenses. Pursuant to the Subadvisory Agreement, Wellington Management pays all of its expenses arising from the performance of its duties under the Subadvisory Agreement, other than the cost of securities, including brokerage commissions and similar fees and charges for the acquisition, disposition, lending or borrowing of each Subadvised Fund's investments.

Termination. The Subadvisory Agreement will continue in effect until December 31, 2004 and from year to year thereafter if such continuance is approved in the manner required by the 1940 Act. The Subadvisory Agreement may be terminated at any time, with respect to a Subadvised Fund, without payment of penalty, by the Fund on 60 days' written notice to Wellington Management by vote of the Directors or by vote of the majority of the outstanding voting securities of the Subadvised Fund (as defined by the 1940 Act). The Subadvisory Agreement also provides that, after December 31, 2006 (the "Commitment Date"), it may also be terminated, with respect to a Subadvised Fund, by Wellington Management or Seligman at any time upon not less than 60 days' written notice to the other and to the Series. The New Subadvisory Agreement will automatically terminate in the event of its assignment in respect of a Subadvised Fund, and upon termination of the New Management Agreement in respect of a Subadvised Fund. The New Subadvisory Agreement also provides that if it terminates with respect to a Subadvised Fund before the Commitment Date as a result of its assignment or termination of the New Management Agreement, Wellington Management will, if requested by the Directors and Seligman, will make its advisory services available to the Subadvised Fund and Seligman on terms no less favorable to the Subadvised Fund and the Manager than provided in the New Subadvisory Agreement. Notwithstanding the foregoing, Wellington Management may terminate the New Subadvisory Agreement prior to the Commitment Date or thereafter, for cause, on 60 days' written notice to the Series and the Manager.

Factors Considered by the Board

The Board of Directors has considered various matters in determining the reasonableness and fairness of the Subadvisory Agreement. Independent legal counsel to the Series and to the Disinterested Directors advised the Directors on the nature of the matters to be considered and the standards to be used by the Board of Directors and the Disinterested Directors in reaching their decisions. The Board Operations Committee of the Fund considered the

Subadvisory Agreement at a separate session with counsel at which representatives of Seligman and Wellington Management were not present.

In reaching its decision, the Board of Directors, in respect of each Subadvised Fund, examined and weighed many factors, including, but not limited to: (1) the nature and quality of the services expected to be rendered by Wellington Management (together with Seligman) and the results achieved by Wellington Management with respect to composite accounts with investment goals substantially similar to each particular Subadvised Fund; (2) extensive financial, personnel and structural information as to Wellington Management's organization; (3) that fees paid to Wellington Management would be paid by Seligman and would not affect the total amount of advisory fees paid by any Subadvised Fund or the expense ratio of any Subadvised Fund; (4) presentations of Seligman and Wellington Management concerning the transition of investment advisory services from Seligman to Wellington Management, including the potential impact such transition would have on each Subadvised Fund and Seligman's and Wellington Management's anticipated allocation of responsibilities after the changeover, including Seligman's anticipated role in overseeing Wellington Management's management of the Subadvised Fund's investment portfolios and the manner in which it would do so; (5) the portfolio allocation policies and practices of each Subadvised Fund and of Wellington Management, and Wellington Management's historical portfolio turnover rates and anticipated portfolio realignment as a result of its assumption of advisory responsibilities; (6) the organization and financial condition of Seligman and Wellington Management, including profitability to Seligman as a result of the proposal and Seligman's and Wellington Management's representations that they would provide certain profitability information to the Board of Directors in connection with any future renewals of the New Management Agreement and the Subadvisory Agreement; (7) the fall-out benefits which Wellington Management and its affiliates would receive from Wellington Management's relationship to the Subadvised Fund and the Seligman Group and the benefits of the proposal to Seligman, including the payments to be received by Seligman and its affiliates from all sources involving both the Subadvised Fund and the other investment companies in the Seligman Group; (8) that Seligman would pay certain costs incurred in connection with the proposal, including the costs of holding the special meeting of shareholders and related solicitation costs; (9) that the Subadvisory Agreement provides certain exculpatory provisions; (10) the compliance resources and procedures of Wellington Management, including that Wellington Management has not experienced any material regulatory problems under applicable securities laws; (11) the scope and nature of Seligman's due diligence review of Wellington Management, including a presentation of Seligman discussing alternate options it considered prior to recommending the proposed subadvisory arrangements; and (12) that, in connection with the engagement of Wellington Management, Seligman has agreed to lower the breakpoints in its fee schedule for Seligman Global Growth Fund, Seligman Global Smaller Companies Fund and Seligman International Growth Fund to match those of Wellington Management.

Certain of the factors addressed by the Board in reaching its determination are discussed in more detail below.

o INVESTMENT ADVISORY SERVICES. The Board of Directors considered the proposed overall arrangements between Seligman and Wellington Management in providing investment advisory services and the nature and quality of the services expected to be rendered by Wellington Management in conjunction with Seligman. In this regard, the Board considered the responsibilities of Seligman pursuant to the New Management Agreement and the supervisory and administrative services to be performed by Seligman in this role. The Board received a presentation of Seligman and Wellington Management discussing how the firms would communicate and interact in respect of the provision of services to each Subadvised Fund.

o PERFORMANCE. The Board of Directors considered the performance record of Wellington Management's investments (with respect to U.S. assets as well as non-U.S. assets), and, in particular, of the composite accounts with investment goals substantially similar to each particular Subadvised Fund.

o MANAGEMENT FEES AND EXPENSES. The Board of Directors considered that, because Seligman would be responsible for the payment of Wellington Management's fees, the Subadvisory Agreement would not increase the advisory fee payable by any Subadvised Fund or have any affect on the annual expense ratio (which includes the management fee and all other operating expenses) of any Subadvised Fund.

o INVESTMENT ADVISORY EXPERIENCE. The Board of Directors considered Wellington Management's reputation and significant experience in managing and subadvising investment companies, including that Wellington Management's business is focused exclusively on investment management. The Board of Directors also considered the backgrounds of the portfolio managers that would be responsible for providing investment advisory services for each Subadvised Fund, which are described in the Fund's Prospectus.

o FALL-OUT BENEFITS. When considering the Subadvisory Agreement in respect of a Subadvised Fund, the Board of Directors considered that each of the other Subadvised Funds and certain portfolios of Seligman Portfolios, Inc. would also be considering engaging Wellington Management and that Seligman anticipates that it will engage Wellington Management to provide advisory services to another investment fund. The Board of Directors also considered the benefits to Seligman in implementing the proposal, including that Seligman would retain a significant portion (at least 50% in the first two years) of the total management fee payable by the Subadvised Funds (in aggregate with the other entities Seligman manages and for which Wellington Management would be engaged), and that the proposed subadvisory arrangements would permit Seligman to reduce its internal capacity to provide global investment advisory services, thereby reducing Seligman's expenses.


o OTHER CONSIDERATIONS. The Board of Directors also considered that each Subadvised Fund had been subadvised by a different investment adviser until 2000 or 2002, when Seligman assumed responsibility for managing each Subadvised Fund's entire portfolio. The Board of Directors noted that the New Subadvisory Agreement contained a commitment period, such that Wellington Management would be committed to provide services until December 31, 2006. The Board of Directors noted that portfolio turnover could be expected to increase (in the short term) as a result of the transition to Wellington Management's assumption of responsibility and that Wellington Management historically had a higher portfolio turnover rate than the Subadvised Funds. The Board of Directors also received satisfactory assurances that each Subadvised Fund would continue to receive high quality advisory services without interruption through the transition of advisory responsibility from Seligman to Wellington Management.


Principal Underwriter

Seligman Advisors, an affiliate of Seligman, 100 Park Avenue, New York, New York 10017, acts as general distributor of the shares of each Fund and of each of the other mutual funds in the Seligman Group. Seligman Advisors is an "affiliated person" (as defined in the 1940 Act) of Seligman, which is itself an affiliated person of the Funds. Those individuals identified above under "Management Information" as directors or officers of both the Funds and Seligman Advisors are affiliated persons of both entities.

Service Agreements

There are no other management-related service contracts under which services are provided to the Funds.

Other Investment Advice

No person or persons, other than directors, officers, employees of Seligman or the Subadviser regularly advise the Funds with respect to their investments.

Dealer Reallowances

Dealers and financial advisors receive a percentage of the initial sales charge on sales of Class A shares and Class C shares of the Funds, as set forth below:

Class A shares:

                                                                                   Regular Dealer
                                    Sales Charge           Sales Charge              Reallowance
                                     as a % of             as a % of Net              as a % of
Amount of Purchase               Offering Price(1)        Amount Invested          Offering Price
------------------               -----------------        ---------------          --------------
Less than  $ 50,000                     4.75%                   4.99%                   4.25%
$50,000  - $ 99,999                     4.00                    4.17                    3.50
$100,000 - $249,999                     3.50                    3.63                    3.00
$250,000 - $499,999                     2.50                    2.56                    2.25
$500,000 - $999,999                     2.00                    2.04                    1.75
$1,000,000 and over                        0                       0                       0

(1) "Offering Price" is the amount that you actually pay for Fund shares; it includes the initial sales charge.

Class C shares:

                                                                                   Regular Dealer
                                     Sales Charge          Sales Charge              Reallowance
                                      as a % of            as a % of Net              as a % of
Amount of Purchase                Offering Price(1)       Amount Invested          Offering Price
------------------                -----------------       ---------------          --------------
Less than  $100,000                      1.00%                  1.01%                    1.00%
$100,000 - $249,999                      0.50                   0.50                     0.50
$250,000 - $1,000,000                       0                     0                         0

(1) "Offering Price" is the amount that you actually pay for Fund shares; it includes the initial sales charge.

Seligman Services, an affiliate of Seligman, is a limited purpose broker/dealer. Seligman Services is eligible to receive commissions from certain sales of Fund shares. For the fiscal years ended October 31, 2003, 2002 and 2001, Seligman Services received commissions in the following amounts:


                                                Commissions Paid
                                                       to
                                                Seligman Services
                                                -----------------
      Fund                                2003        2002         2001
      ----                                ----        ----         ----
      Emerging Markets Fund              $5,768      $  714      $   450
      Global Growth Fund                    449         281       24,293
      Global Smaller Companies Fund         522       1,623        1,110
      Global Technology Fund              5,882       7,757       13,423
      International Growth Fund             256         797          248


Rule 12b-1 Plans

Each Fund has adopted an Administration, Shareholder Services and Distribution Plan (12b-1 Plan) in accordance with Section 12(b) of the 1940 Act and Rule 12b-1 thereunder.

Under its 12b-1 Plan, each Fund may pay to Seligman Advisors an administration, shareholder services and distribution fee in respect of the Fund's Class A, Class B, Class C, Class D and Class R shares. (There is no administration, shareholder services and distribution fee in respect of any Fund's Class I shares.) Payments under the 12b-1 Plan may include, but are not limited to: (1) compensation to securities dealers and other organizations (Service Organizations) for providing distribution assistance with respect to assets invested in the Fund; (2) compensation to Service Organizations for providing administration, accounting and other shareholder services with respect to Fund shareholders; and (3) otherwise promoting the sale of shares of the Fund, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and Prospectuses to prospective investors and defraying Seligman Advisors' costs incurred in connection with its marketing efforts with respect to shares of the Fund. Seligman, in its sole discretion, may also make similar payments to Seligman Advisors from its own resources, which may include the management fee that Seligman receives from each Fund. Payments made by each Fund under its Rule 12b-1 Plan are intended to be used to encourage sales of such Fund, as well as to discourage redemptions.

Fees paid by each Fund under its 12b-1 Plan with respect to any class of shares may not be used to pay expenses incurred solely in respect of any other class or any other Seligman fund. Expenses attributable to more than one class of a Fund are allocated between the classes in accordance with a methodology approved by the Series' Board of Directors. Each Fund may participate in joint distribution activities with other Seligman funds, and the expenses of such activities will be allocated among the applicable funds based on relative sales, in accordance with a methodology approved by the Board.

Class A

Under its 12b-1 Plan, each Fund, with respect to Class A shares, is authorized to pay monthly to Seligman Advisors a service fee at an annual rate of up to 0.25% of the average daily net asset value of the Class A shares. This fee is used by Seligman Advisors exclusively to make payments to Service Organizations which have entered into agreements with Seligman Advisors. Such Service Organizations receive from Seligman Advisors a continuing service fee of up to 0.25% on an annual basis, payable quarterly, of the average daily net assets of Class A shares attributable to the particular Service Organization for providing personal service and/or maintenance of shareholder accounts. The fee payable to Service Organizations from time to time shall, within such limits, be determined by the Directors. The Funds are not obligated to pay Seligman Advisors for any such costs it incurs in excess of the fee described above. No expenses incurred in one fiscal year by Seligman Advisors with respect to Class A shares of a Fund may be paid from Class A 12b-1 fees received from that Fund in any other fiscal year. If a Fund's 12b-1 Plan is terminated in respect of Class A shares, no amounts (other than amounts accrued but not yet paid) would be owed by that Fund to Seligman Advisors with respect to Class A shares. The total amount paid by each Fund to Seligman Advisors in respect of Class A shares for the fiscal year ended October 31, 2003 and such amounts as a percentage of Class A shares' average daily net assets, were as follows:


                                                Total       % of Average
      Fund                                    Fees Paid      Net Assets
      ----                                    ---------      ----------
      Emerging Markets Fund                    $ 67,378         0.25%
      Global Growth Fund                         74,505         0.24
      Global Smaller Companies Fund             178,389         0.25
      Global Technology Fund                    686,938         0.24
      International Growth Fund                  51,102         0.24


Class B

Under its 12b-1 Plan, each Fund, with respect to Class B shares, is authorized to pay monthly a 12b-1 fee at an annual rate of up to 1% of the average daily net asset value of the Class B shares. This fee is comprised of (1) a distribution fee equal to 0.75% per annum, substantially all of which is paid directly to one or more third parties, have purchased Seligman Advisor's rights to this fee (the "Purchasers") to compensate them for having funded, at the time of sale of Class B shares (i) a 4% sales commission to Service Organizations and
(ii) a payment of up to 0.35% of sales to Seligman Advisors to help defray its costs of distributing Class B shares; and (2) a service fee of up to 0.25% per annum which is paid to Seligman Advisors. A small portion of the distribution fee is paid to Seligman Advisors in connection with sales of Class B shares for which no commissions are paid. The service fee is used by Seligman Advisors exclusively to make payments to Service Organizations, which have entered into agreements with Seligman Advisors. Such Service Organizations receive from Seligman Advisors a continuing service fee of up to 0.25% on an annual basis, payable quarterly, of the average daily net assets of Class B shares attributable to the particular Service Organization for providing personal service and/or maintenance of shareholder accounts. The amounts expended by Seligman Advisors or the Purchasers in any one year upon the initial purchase of Class B shares of a Fund may exceed the 12b-1 fees paid by that Fund in that year. Each Fund's 12b-1 Plan permits expenses incurred in respect of Class B shares in one fiscal year to be paid from Class B 12b-1 fees received from the Fund in any other fiscal year; however, in any fiscal year the Funds are not obligated to pay any 12b-1 fees in excess of the fees described above. Seligman Advisors and the Purchasers are not reimbursed for expenses which exceed such fees. If a Fund's 12b-1 Plan is terminated in respect of Class B shares, no amounts (other than amounts accrued but not yet paid) would be owed by that Fund to Seligman Advisors or the Purchasers with respect to Class B shares. The total amount paid by each Fund in respect of Class B shares for the fiscal year ended October 31, 2003, was equal to 1% per annum of the Class B shares' average daily net assets, as follows:

                                                   Total
      Fund                                       Fees Paid
      ----                                       ---------
      Emerging Markets Fund                       $ 72,741
      Global Growth Fund                           120,574
      Global Smaller Companies Fund                419,967
      Global Technology Fund                       718,606
      International Growth Fund                     43,529


Class C

Under the 12b-1 Plan, each Fund, with respect to Class C shares, is authorized to pay monthly to Seligman Advisors a 12b-1 fee at an annual rate of up to 1% of the average daily net asset value of the Class C shares. This fee is used by Seligman Advisors as follows: During the first year following the sale of Class C shares, a distribution fee of 0.75% of the average daily net assets attributable to Class C shares is used, along with any CDSC proceeds during the first eighteen months (twelve months in the case of investors purchasing Class C shares through Level Load Intermediaries (as defined below under the heading "Purchase, Redemption, and Pricing of Shares")), to (1) reimburse Seligman Advisors for its payment at the time of sale of Class C shares of a 1.25% sales commission to Service Organizations (0.75% in the case of investors purchasing Class C shares through Level Load Intermediaries), and (2) pay for other distribution expenses, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and Prospectuses to prospective investors and other marketing costs of Seligman Advisors. In addition, during the first year following the sale of Class C shares, a service fee of up to 0.25% of the average daily net assets attributable to such Class C shares is used to reimburse Seligman Advisors for its prepayment to Service Organizations at the time of sale of Class C shares of a service fee of 0.25% of the net asset value of the Class C shares sold (for shareholder services to be provided to Class C shareholders over the course of the one year immediately following the sale). The payment of service fees to Seligman Advisors is limited to amounts Seligman Advisors actually paid to Service Organizations at the time of sale as service fees. After the initial one-year period following a sale of Class C shares, the entire 12b-1 fee attributable to such Class C shares is paid to Service Organizations for providing continuing shareholder services and distribution assistance in respect of the Funds. The total amount paid by each Fund to Seligman Advisors in respect of Class C shares for the fiscal year ended October 31, 2003 was equal to 1% per annum of the Class C shares' average daily net assets, as follows:


                                                    Total
      Fund                                        Fees Paid
      ----                                        ---------
      Emerging Markets Fund                       $ 11,125
      Global Growth Fund                            32,546
      Global Smaller Companies Fund                 16,378
      Global Technology Fund                       270,979
      International Growth Fund                     16,078


The amounts expended by Seligman Advisors in any one year with respect to Class C shares of a Fund may exceed 12b-1 fees paid by the Fund in that year. Each Fund's 12b-1 Plan permits expenses incurred by Seligman Advisors in respect of Class C shares in one fiscal year to be paid from Class C 12b-1 fees received from the Fund in any other fiscal year; however, in any fiscal year the Funds are not obligated to pay any 12b-1 fees in excess of the fees described above.

As of September 30, 2003, (the most recent date such information was available) Seligman Advisors incurred the following amounts of expenses in respect of each Fund's Class C shares that were not reimbursed from the amounts received from each Fund's 12b-1 Plan. Also shown below are percentages of each Fund's net assets:

                                            Amount of               % of the
                                      Unreimbursed Expenses      Net Assets of
                                      Incurred with Respect        Class C at
      Fund                              to Class C Shares     September 30, 2003
      ----                              -----------------     ------------------
      Emerging Markets Fund                $   81,697                 5.53%
      Global Growth Fund                      273,028                 9.21
      Global Smaller Companies Fund            80,296                 4.52
      Global Technology Fund                1,853,549                 6.57
      International Growth Fund               150,579                10.37


If the 12b-1 Plan is terminated in respect to Class C shares of the Funds, no amounts (other than amounts accrued but not yet paid) would be owed by that Fund to Seligman Advisors with respect to Class C shares.

Class D

Under its 12b-1 Plan, each Fund, with respect to Class D shares, is authorized to pay monthly to Seligman Advisors a 12b-1 fee at an annual rate of up to 1% of the average daily net asset value of Class D shares. This fee is used by Seligman Advisors, as follows: During the first year following the sale of Class D shares, a distribution fee of 0.75% of the average daily net assets attributable to such Class D shares is used, along with any CDSC proceeds, to
(1) reimburse Seligman Advisors for its payment at the time of sale of Class D shares of a 0.75% sales commission to Service Organizations, and (2) pay for other distribution expenses, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and Prospectuses to prospective investors and other marketing costs of Seligman Advisors. In addition, during the first year following the sale of Class D shares, a service fee of up to 0.25% of the average daily net assets attributable to such Class D shares is used to reimburse Seligman Advisors for its prepayment to Service Organizations at the time of sale of Class D shares of a service fee of 0.25% of the net asset value of the Class D shares sold (for shareholder services to be provided to Class D shareholders over the course of the one year immediately following the sale). The payment of service fees to Seligman Advisors is limited to amounts Seligman Advisors actually paid to Service Organizations at the time of sale as service fees. After the initial one-year period following a sale of Class D shares, the entire 12b-1 fee attributable to such Class D shares is paid to Service Organizations for providing continuing shareholder services and distribution assistance in respect of each Fund. The total amount paid by each Fund to Seligman Advisors in respect of Class D shares for the fiscal year ended October 31, 2003 was equal to 1% per annum of the Class D shares' average daily net assets, as follows:


                                                     Total
            Fund                                   Fees Paid
            ----                                   ---------
            Emerging Markets Fund                   $ 64,966
            Global Growth Fund                       163,206
            Global Smaller Companies Fund            420,697
            Global Technology Fund                   986,842
            International Growth Fund                 73,354


The amounts expended by Seligman Advisors in any one year with respect to Class D shares of a Fund may exceed 12b-1 fees paid by the Fund in that year. Each Fund's 12b-1 Plan permits expenses incurred by Seligman Advisors in respect of Class D shares in one fiscal year to be paid from Class D 12b-1 fees received from the Fund in any other fiscal year; however, in any fiscal year the Funds are not obligated to pay any 12b-1 fees in excess of the fees described above.

As of September 30, 2003, (the most recent date such information was available) Seligman Advisors incurred the following amounts of expenses in respect of each Fund's Class D shares that were not reimbursed from the amounts received from each Fund's 12b-1 Plan. Also shown are the amounts of percentages of each Fund's net assets:

                                             Amount of             % of the
                                       Unreimbursed Expenses     Net Assets of
                                      Incurred with Respect        Class D at
      Fund                              to Class D Shares     September 30, 2003
      ----                              -----------------     ------------------
      Emerging Markets Fund                 $  458,130                6.02%
      Global Growth Fund                       835,091                5.97
      Global Smaller Companies Fund          3,227,096                7.33
      Global Technology Fund                 3,069,195                3.06
      International Growth Fund                939,949               11.91


If a Fund's 12b-1 Plan is terminated in respect of Class D shares, no amounts (other than amounts accrued but not yet paid) would be owed by that Fund to Seligman Advisors with respect to Class D shares.

Class R

Under the 12b-1 Plan, the Fund, with respect to Class R shares, is authorized to pay monthly to Seligman Advisors a 12b-1 fee at an annual rate of up to 0.50% of the average daily net asset value of the Class R shares. This 12b-1 fee is comprised of (1) a distribution fee equal to 0.25% of the average daily net assets attributable to the Class R shares and (2) a service fee of up to 0.25% of the average daily net asset value of the Class R shares. The 12b-1 fee is used by Seligman Advisors in one of two ways, depending on the payout option chosen by Service Organizations. This fee is used by Seligman Advisors as follows:

Option 1 - Service Organization opts for time-of-sale payment. A distribution fee of 0.25% of the average daily net assets attributable to such Class R shares is used, along with any CDSC proceeds, to (1) reimburse Seligman Advisors for its payment at the time of sale of Class R shares of a 0.75% sales commission to the Service Organization, and (2) pay for other distribution expenses, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and Prospectuses to prospective investors and other marketing costs of Seligman Advisors. In addition, during the first year following the sale of Class R shares, a service fee of up to 0.25% of the average daily net assets attributable to such Class R shares is used to reimburse Seligman Advisors for its prepayment to the Service Organization at the time of sale of Class R shares of a service fee of 0.25% of the net asset value of the Class R shares sold (for shareholder services to be provided to Class R shareholders over the course of the one year immediately following the sale). After the initial one-year period following a sale of Class R shares, the 0.25% servicing fee is used to reimburse Seligman Advisors for its payments to the Service Organization for providing continuing shareholder services. The payment of service fees to Seligman Advisors is limited to amounts Seligman Advisors actually paid to Service Organizations at the time of sale as service fees.

Option 2 - Service Organization does not opt for time-of-sale payment. The entire 12b-1 fee attributable to the sale of the Class R shares, along with any CDSC proceeds, is used to (1) reimburse Seligman Advisors for its on-going payment of the entire 12b-1 fees attributable to such Class R shares to the Service Organization for providing continuing shareholder services and distribution assistance in respect of the Fund and (2) pay for other distribution expenses, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and Prospectuses to prospective investors and other marketing costs of Seligman Advisors.


The total amount paid by each Fund to Seligman Advisors in respect of Class R shares for the fiscal year ended October 31, 2003 was equal to 1% per annum of the Class R shares' average daily net assets, as follows:

                                                        Total
               Fund                                   Fees Paid
               ----                                   ---------
               Emerging Markets Fund                    $5
               Global Growth Fund                        4
               Global Smaller Companies Fund             4
               Global Technology Fund                    4
               International Growth Fund                 4

The amounts expended by Seligman Advisors in any one year with respect to Class R shares of the Fund may exceed the 12b-1 fees paid by the Fund in that year. The Fund's 12b-1 Plan permits expenses incurred by Seligman Advisors in respect of Class R shares in one fiscal year to be paid from Class R 12b-1 fees in any other fiscal year; however, in any fiscal year the Fund is not obligated to pay any 12b-1 fees in excess of the fees described above.


As of September 30, 2003 (the most recent date such information was available) Seligman Advisors incurred the following amounts of expenses in respect of each Fund's Class R shares that were not reimbursed from the amunts received from each Fund's 12b-1 Plan. Also shown are the amounts of percentages of each Fund's net assets:

                                                                   % of the
                                    Amount of Unreimbursed      Net Assets of
                                    Expenses Incurred with        Class R at
   Fund                           Respect to Class R Shares   September 30, 2003
   ----                           -------------------------   ------------------
   Emerging Markets Fund                    $25                     6.02%
   Global Growth Fund                        90                     5.97
   Global Smaller Companies Fund             47                     7.33
   Global Technology Fund                    46                     3.06
   International Growth Fund                 34                    11.91


If the 12b-1 Plan is terminated in respect of Class R shares of the Fund, no amounts (other than amounts accrued but not yet paid) would be owed by the Fund to Seligman Advisors with respect to Class R shares.

                            -------------------------

Payments made by each Fund under its 12b-1 Plan in respect of Class A, Class B, Class C, Class D and Class R shares for the fiscal year ended October 31, 2003, were spent on the following activities in the following amounts:

                                                     Compensation         Compensation
                                                          to                   to                  Other
Fund/Class                                           Underwriters        Broker/Dealers        Compensation*
----------                                           ------------        --------------        -------------
Emerging Markets Fund/Class A                           $    -0-            $ 67,378             $     -0-
Emerging Markets Fund/Class B*                               -0-              18,185               54,556
Emerging Markets Fund/Class C                             3,059                8,066                   -0-
Emerging Markets Fund/Class D                            17,741               47,225                   -0-
Emerging Markets Fund/Class R                                 1                    4                   -0-

Global Growth Fund/Class A                              $    -0-            $ 74,505             $     -0-
Global Growth Fund/Class B*                                  -0-              30,143               90,431
Global Growth Fund/Class C                                2,145               30,401                   -0-
Global Growth Fund/Class D                               12,073              151,133                   -0-
Global Growth Fund/Class R                                    1                    3                   -0-

Global Smaller Companies Fund/Class A                   $    -0-            $178,389             $     -0-
Global Smaller Companies Fund/Class B*                       -0-             104,992              314,975
Global Smaller Companies Fund/Class C                     4,454               11,924                   -0-
Global Smaller Companies Fund/Class D                    44,561              376,136                   -0-
Global Smaller Companies Fund/Class R                        -0-                   4                   -0-

Global Technology Fund/Class A                          $    -0-            $686,938             $     -0-
Global Technology Fund/Class B*                              -0-             179,651              538,955
Global Technology Fund/Class C                           19,592              251,387                   -0-
Global Technology Fund/Class D                           51,611              935,231                   -0-
Global Technology Fund/Class R                               -0-                   4                   -0-

International Growth Fund/Class A                       $    -0-            $ 51,102             $     -0-
International Growth Fund/Class B*                           -0-              10,882               32,647
International Growth Fund/Class C                         3,343               12,735                   -0-
International Growth Fund/Class D                        16,742               56,612                   -0-
International Growth Fund/Class R                             1                    3                   -0-

* Payment is made to the Purchasers to compensate them for having funded at the time of sale, payments to broker/dealers and underwriters.

The 12b-1 Plan with respect to the International Growth Fund was originally approved on July 15, 1993 by the Board of Directors, including a majority of the Directors who are not "interested persons" (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Fund (Qualified Directors) and by the shareholders of such Fund on September 21, 1993. The 12b-1 Plan with respect to the Emerging Markets Fund was originally approved on March 21, 1996 by the Board of Directors, including a majority of the Qualified Directors, and by the sole shareholder of each Class of shares of the Fund on May 10, 1996. The 12b-1 Plan with respect to the Global Growth Fund was originally approved on September 21, 1995 by the Board of Directors, including a majority of the Qualified Directors, and by the sole shareholder of such Fund on October 30, 1995. The 12b-1 Plan with respect to the Global Smaller Companies Fund was originally approved on July 16, 1992 by the Board of Directors, including a majority of the Qualified Directors. Amendments to the 12b-1 Plan in respect of Class D shares of the Global Smaller Companies Fund were approved by the Board of Directors of the Fund, including a majority of the Qualified Directors, on March 18, 1993 and the amended 12b-1 Plan was approved by the shareholders of the Global Smaller Companies Fund on May 20, 1993. The 12b-1 Plan with respect to the Global Technology Fund was originally approved on March 17, 1994 by the Board of Directors, including a majority of the Qualified Directors, and by the sole shareholder of such Fund on that date. The 12b-1 Plans were approved in respect of the Class B shares of each Fund other than the Emerging Markets Fund on March 21, 1996 by the Board of Directors, including a majority of the Qualified Directors, and by the sole shareholder of each such Fund's Class B shares on that date, and became effective in respect of such Class B shares on April 22, 1996. In addition, the 12b-1 Plans were approved with respect of Class C shares of each Fund on May 20, 1999 by the Directors, including a majority of the Qualified Directors, and became effective in respect of each Fund's Class C shares on June 1, 1999. The 12b-1 Plans were approved in respect of Class R shares of each Fund on March 20, 2003, by the Board of Directors, including a majority of Qualified Directors, and became effective in respect of each Fund's Class R shares on April 30, 2003.

The 12b-1 Plans will continue in effect through December 31 of each year so long as such continuance is approved annually by a majority vote of both the Directors and the Qualified Directors, cast in person at a meeting called for the purpose of voting on such approval. No material amendment to the 12b-1 Plans may be made except by a majority of both the Directors and Qualified Directors. The 12b-1 Plans may not be amended to increase materially the amounts payable to Service Organizations with respect to a Class without the approval of a majority of the outstanding voting securities of such Class. If the amount payable in respect of Class A shares under a Fund's 12b-1 Plan is proposed to be increased materially, the Fund will either (i) permit holders of Class B shares to vote as a separate class on the proposed increase or (ii) establish a new class of shares subject to the same payment under the 12b-1 Plan as existing Class A shares, in which case Class B shares will thereafter convert into the new class instead of into Class A shares.

The 12b-1 Plans require that the Treasurer of the Funds shall provide to the Directors and the Directors shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the 12b-1 Plans. Rule 12b-1 also requires that the selection and nomination of Directors who are not "interested persons" of the Funds be made by such disinterested Directors. The 12b-1 Plans are reviewed by the Directors annually.

Seligman Services acts as a broker/dealer of record for shareholder accounts that do not have a designated financial advisor. As such, it receives compensation pursuant to each Fund's 12b-1 Plan for providing personal services and account maintenance to such accounts and other distribution services. For the fiscal years ended October 31, 2003, 2002 and 2001, Seligman Services received distribution and service fees pursuant to each Fund's 12b-1 Plan as follows:

                                               Distribution and Service Fees
                                                          Paid to
                                                     Seligman Services
                                                     -----------------
         Fund                                   2003       2002        2001
         ----                                   ----       ----        ----
         Emerging Markets Fund                $ 3,155    $ 5,052     $  4,171
         Global Growth Fund                     4,071      5,278       11,247
         Global Smaller Companies Fund         10,346     13,825       25,263
         Global Technology Fund                59,008     80,217      131,009
         International Growth Fund              4,724      6,884       10,376


Other Service Providers


Seligman Data Corp., which is owned by certain other investment companies in the Seligman Group, is the shareholder servicing agent and dividend paying agent for the Funds. SDC charges the Funds at cost for its services. These costs may include amounts paid by SDC to financial intermediaties and other third parties who provide subtransfer-agency services. Certain officers and directors of the Funds are also officers and directors of SDC. SDC's address is 100 Park Avenue, New York, New York 10017.


                    Brokerage Allocation and Other Practices

Brokerage Transactions

Both Seligman (with respect to the Global Technology Fund) and Wellington Management (with respect to the Subadvised Funds) will seek the most favorable price and execution in the purchase and sale of portfolio securities of each Fund. Consistent with this policy, consideration may be given to the research, statistical and other services furnished by brokers to Seligman or Wellington Management, as the case may be, for their respective use in connection with their services to each Fund as well as to other clients. When two or more of the investment companies in the Seligman Group or other investment advisory clients of Seligman or Wellington Management, as the case may be, desire to buy or sell the same security at the same time, the securities purchased or sold are allocated by Seligman or Wellington Management, as the case may be, in a manner believed to be equitable. There may be possible advantages or disadvantages of such transactions with respect to price or the size of positions readily obtainable or saleable.

In over-the-counter markets, the Funds deal with responsible primary market makers unless a more favorable execution or price is believed to be obtainable. Each Fund may buy securities from or sell securities to dealers acting as principal, except dealers with which its directors and/or officers are affiliated.

For the fiscal years ended October 31, 2003, 2002 and 2001, the Funds paid total brokerage commissions to others for execution, research and statistical services in the following amounts:


                                                    Total Brokerage
                                                    Commissions Paid
                                                    ----------------
      Fund                                   2003         2002          2001
      ----                                   ----         ----          ----
      Emerging Markets Fund              $  656,983    $  546,899    $  288,243
      Global Growth Fund                    468,066       607,135     1,245,410
      Global Smaller Companies Fund       1,671,964       854,898       905,044
      Global Technology Fund              5,297,225     5,854,004     4,554,238
      International Growth Fund             363,993       372,658       560,197


Commissions

For the fiscal years ended October 31, 2003, 2002 and 2001, the Funds did not execute any portfolio transactions with, and therefore did not pay any commissions to, any broker affiliated with the Funds, Seligman, HIML, Wellington Management or Seligman Advisors.

Brokerage Selection

Consistent with seeking the most favorable price and execution when buying or selling portfolio securities, Seligman or Wellington Management, as the case may be, may give consideration to the research, statistical, and other services furnished by brokers or dealers to Seligman or Wellington Management, as the case may be, for its use as well as the general attitude toward and support of investment companies demonstrated by such brokers or dealers. Such services include supplemental investment research, analysis, and reports concerning issuers, industries, and securities deemed by Seligman or Wellington Management to be beneficial to the Funds. In addition, Seligman and Wellington Management are authorized to place orders with brokers who provide supplemental investment and market research and security and economic analysis although the use of such brokers may result in a higher brokerage charge to a Fund than the use of brokers selected solely on the basis of seeking the most favorable price and execution and although such research and analysis may be useful to Seligman or Wellington Management in connection with its services to clients other than the Funds.

In connection with the selection of brokers to execute trades for the Funds, Seligman and Wellington Management, as the case may be, evaluate the various capabilities of brokers in determining where orders for the Funds should be placed. Such evaluation includes consideration of a number of factors including the quality of execution, level of service and research provided. Based upon such evaluation, each of Seligman and Wellington Management, as the case may be, then allocate transactions to specific brokers.

Regular Broker-Dealers


During the Funds' fiscal year ended October 31, 2003, the Funds did not acquire securities of any of their regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or of their parents, with the exception of the Global Growth Fund and the International Growth Fund. At October 31, 2003, the Global Growth Fund and International Growth Fund held securities of Deutsche Bank, with a value of $856,414 and $461,146, respectively.


                       Capital Stock and Other Securities

Capital Stock

The Series is authorized to issue 2,000,000,000 shares of common stock, each with a par value of $.001 each, divided into five different series, which represents each of the Funds. The Global Technology Fund has five classes, designated Class A common stock, Class B common stock, Class C common stock, Class D common stock and class R common stock. Each of the other Funds has six classes, designated Class A common stock, Class B common stock, Class C common stock, Class D common stock, Class I common stock and Class R common stock. Each share of a Fund's Class A, Class B, Class C, Class D, Class I and Class R common stock is equal as to earnings, assets, and voting privileges, except that each Class bears its own separate distribution and, potentially, certain other class expenses and has exclusive voting rights with respect to any matter to which a separate vote of any class is required by the 1940 Act or applicable state law. The Series has adopted a Plan (Multiclass Plan) pursuant to Rule 18f-3 under the 1940 Act permitting the issuance and sale of multiple classes of common stock. In accordance with the Articles of Incorporation, the Board of Directors may authorize the creation of additional classes of common stock with such characteristics as are permitted by the Multiclass Plan and Rule 18f-3. The 1940 Act requires that where more than one class exists, each class must be preferred over all other classes in respect of assets specifically allocated to such class. All shares have noncumulative voting rights for the election of directors. Each outstanding share is fully paid and non-assessable, and each is freely transferable. There are no liquidation, conversion, or preemptive rights.

Other Securities

The Series has no authorized securities other than common stock.

                   Purchase, Redemption, and Pricing of Shares

Purchase of Shares

Class A

Purchase Price. Class A shares may be purchased at a price equal to the next determined net asset value per share, plus an initial sales charge.


Employee and Family Members. Class A shares of the Funds may be issued without a sales charge and without regard to investment minimums set forth in the prospectus to present and former directors, trustees, officers, employees (and their family members) of the Funds, the other investment companies in the Seligman Group, and Seligman and its affiliates. Family members are defined to include lineal descendants and lineal ancestors, siblings (and their spouses and children) and any company or organization controlled by any of the foregoing. Such sales may also be made to employee benefit plans and thrift plans for such persons and to any investment advisory, custodial, trust or other fiduciary account managed or advised by Seligman or any affiliate. The sales may be made for investment purposes only, and shares may be resold only to the Funds. Class A shares may be sold at net asset value to these persons since such sales require less sales effort and lower sales related expenses as compared with sales to the general public.


Purchases of Class A shares by a "single person" (as defined below under "Persons Entitled to Reductions") may be eligible for the following reductions in initial sales charges:

Volume Discounts are provided if the total amount being invested in Class A shares of a Fund alone, or in any combination with Class A shares of the other mutual funds in the Seligman Group which are sold with an initial sales charge, reaches levels indicated in the sales charge schedule set forth in the Prospectus.

The Right of Accumulation allows an investor to combine the amount being invested in Class A shares of a Fund and Class A shares of the other Seligman mutual funds sold with an initial sales charge with the total net asset value of Class A shares of those mutual funds already owned that were sold with an initial sales charge and the total net asset value of Class A shares of Seligman Cash Management Fund which were acquired through an exchange of Class A shares of another Seligman mutual fund on which there was an initial sales charge at the time of purchase to determine reduced sales charges in accordance with the schedule in the Prospectus. The value of the Class A shares owned, including the value of Class A shares of Seligman Cash Management Fund acquired in an exchange of Class A shares of another Seligman mutual fund on which there was an initial sales charge at the time of purchase will be taken into account in orders placed through an authorized dealer or financial advisor or directly with Seligman Advisors; however, this applies only if Seligman Advisors is notified by an investor or authorized dealer or financial advisor of the amount owned by the investor at the time the purchase is made and is furnished sufficient information to permit confirmation.

A Letter of Intent allows an investor to purchase Class A shares over a 13-month period at reduced initial sales charges in accordance with the schedule in the Prospectus, based on the total amount of Class A shares of the Fund that the letter states the investor intends to purchase plus the total net asset value of Class A shares that were sold with an initial sales charge of the other Seligman mutual funds already owned and the total net asset value of Class A shares of Seligman Cash Management Fund which were acquired through an exchange of Class A shares of another Seligman mutual fund on which there was an initial sales charge at the time of purchase. Reduced sales charges also may apply to purchases made within a 13-month period starting up to 90 days before the date of execution of a letter of intent.

Persons Entitled To Reductions. Reductions in initial sales charges apply to purchases of Class A shares by a "single person," including an individual; members of a family unit comprising husband, wife and minor children; or a trustee or other fiduciary purchasing for a single fiduciary account. Employee benefit plans qualified under Section 401 of the Internal Revenue Code of 1986, as amended, organizations tax exempt under Section 501(c)(3) or (13) of the Internal Revenue Code, and non-qualified employee benefit plans that satisfy uniform criteria are considered "single persons" for this purpose. The uniform criteria are as follows:

      1. Employees must authorize the employer, if requested by a Fund, to receive in bulk and to distribute to each participant on a timely basis the Fund Prospectuses, reports, and other shareholder communications.

      2. Employees participating in a plan will be expected to make regular periodic investments (at least annually). A participant who fails to make such investments may be dropped from the plan by the employer or the Fund 12 months and 30 days after the last regular investment in his account. In such event, the dropped participant would lose the discount on share purchases to which the plan might then be entitled.

      3. The employer must solicit its employees for participation in such an employee benefit plan or authorize and assist an investment dealer in making enrollment solicitations.

Eligible Employee Benefit Plans. The table of sales charges in the Prospectuses applies to sales to "eligible employee benefit plans," except that the Fund may sell shares at net asset value to "eligible employee benefit plans" which have at least (1) $500,000 invested in the Seligman Group of mutual funds or (2) 50 eligible employees to whom such plan is made available. "Eligible employee benefit plan" means any plan or arrangement, whether or not tax qualified, which provides for the purchase of Fund shares. Sales are believed to require limited sales effort and sales-related expenses and therefore are made at net asset value. However, Section 403(b) Plans sponsored by public educational institutions are not eligible for net asset value purchases based on the aggregate investment made by the plan or member of eligible employees.

Sales to eligible employee benefit plans must be made in connection with a payroll deduction system of plan funding or other systems acceptable to Seligman Data Corp., the Funds' shareholder service agent. Contributions or account information for plan participation also should be transmitted to Seligman Data Corp. by methods which it accepts. Additional information about "eligible employee benefit plans" is available from financial advisors or Seligman Advisors.

Further Types of Reductions. Class A shares may also be issued without an initial sales charge in the following instances:

(1) to any registered unit investment trust which is the issuer of periodic payment plan certificates, the net proceeds of which are invested in Fund shares;

(2) to separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11) of the 1940 Act;

(3) to registered representatives and employees (and their spouses and minor children) of any dealer that has a sales agreement with Seligman Advisors;

(4)   to financial institution trust departments;

(5) to registered investment advisers exercising discretionary investment authority with respect to the purchase of Fund shares;

(6) to accounts of financial institutions or authorized dealers or investment advisors that charge account management fees, provided Seligman or one of its affiliates has entered into an agreement with respect to such accounts;

(7) pursuant to sponsored arrangements with organizations which make recommendations to, or permit group solicitations of, its employees, members or participants in connection with the purchase of shares of the Fund;

(8) to other investment companies in the Seligman Group in connection with a deferred fee arrangement for outside directors, or pursuant to a "fund of funds" arrangement;

(9)   to certain "eligible employee benefit plans" as discussed above;

(10) to those partners and employees of outside counsel to the Fund or its directors or trustees who regularly provide advice and services to the Fund, to other funds managed by Seligman, or to their directors or trustees; and

(11) in connection with sales pursuant to a 401(k) alliance program which has an agreement with Seligman Advisors.

CDSC Applicable to Class A Shares. Class A shares purchased without an initial sales charge in accordance with the sales charge schedule in the Funds' Prospectuses, or pursuant to a Volume Discount, Right of Accumulation, or Letter of Intent are subject to a CDSC of 1% on redemptions of such shares within eighteen months of purchase. Employee benefit plans eligible for net asset value sales (as described below) may be subject to a CDSC of 1% for terminations at the plan level only, on redemptions of shares purchased within eighteen months prior to plan termination. Other available reductions will not be subject to a 1% CDSC. The 1% CDSC will be waived on shares that were purchased through Morgan Stanley Dean Witter & Co. by certain Chilean institutional investors (i.e. pension plans, insurance companies, and mutual funds). Upon redemption of such shares within an eighteen month period, Morgan Stanley Dean Witter will reimburse Seligman Advisors a pro rata portion of the fee it received from Seligman Advisors at the time of sale of such shares.

See "CDSC Waivers" below for other waivers which may be applicable to Class A shares.

Class B

Class B shares may be purchased at a price equal to the next determined net asset value, without an initial sales charge. However, Class B shares are subject to a CDSC if the shares are redeemed within six years of purchase at rates set forth in the table below, charged as a percentage of the current net asset value or the original purchase price, whichever is less.

Years Since Purchase                                                     CDSC
--------------------
Less than 1 year.....................................................    5%
1 year or more but less than 2 years.................................    4%
2 years or more but less than 3 years................................    3%
3 years or more but less than 4 years................................    3%
4 years or more but less than 5 years................................    2%
5 years or more but less than 6 years................................    1%
6 years or more......................................................    0%

Approximately eight years after purchase, Class B shares will convert automatically to Class A shares. Shares purchased through reinvestment of dividends and distributions on Class B shares also will convert automatically to Class A shares along with the underlying shares on which they were earned.

Conversion occurs at the end of the month which precedes the eighth anniversary of the purchase date. If Class B shares of the Fund are exchanged for Class B shares of another Seligman Mutual Fund, the conversion period applicable to the Class B shares acquired in the exchange will apply, and the holding period of the shares exchanged will be tacked onto the holding period of the shares acquired. Class B shareholders of the Fund exercising the exchange privilege will continue to be subject to the Fund's CDSC schedule if such schedule is higher or longer than the CDSC schedule relating to the new Class B shares. In addition, Class B shares of the Fund acquired by exchange will be subject to the Fund's CDSC schedule if such schedule is higher or longer than the CDSC schedule relating to the Class B shares of the Seligman mutual fund from which the exchange has been made.

Class C

Class C shares may be purchased at a price equal to the next determined net asset value, plus an initial sales charge. No sales charge is payable by any person purchasing Class C shares through Level Load Intermediaries (as described below). In addition, purchases of Class C shares by a "single person" may be eligible for the reductions in initial sales charges described above for Class A shares. Class C shares are subject to a CDSC of 1% if the shares are redeemed within eighteen months of purchase (twelve months for Class C shares purchased through Level Load Intermediaries described below), charged as a percentage of the current net asset value or the original purchase price, whichever is less. Unlike Class B shares, Class C shares do not automatically convert to Class A shares after eight years.


Level Load Intermediaries are those financial intermediaries who offer Class C Shares without any initial front-end sales charge. At the current time, the Level Load Intermediaries are as follows: First Clearing, LLC, Linsco/Private Ledger Corporation, Piper Jaffray & Co., Raymond James & Associates, Inc., Raymond James Financial Services, Inc., RBC Dain Rauscher Inc., UBS Financial Services, Inc., Wachovia Securities Financial Network, LLC and Wachovia Securities, LLC. From time to time, other Level Load Intermediaries may be added.


Class D

Class D shares may be purchased at a price equal to the next determined net asset value, without an initial sales charge. However, Class D shares are subject to a CDSC of 1% if the shares are redeemed within one year of purchase, charged as a percentage of the current net asset value or the original purchase price, whichever is less. Unlike Class B shares, Class D shares do not automatically convert to Class A shares after eight years.

Class I

Class I shares are not subject to any initial or contingent sales charges or distribution expense. This Class, however, is only offered to certain types of investors. Class I shares may be purchased only by a "qualified tuition program" (with the meaning of Section 529 of the Internal Revenue Code) approved by Seligman Advisors and certain qualified employee benefit plans offered to employees of Seligman and its affiliates.

Class R

Class R shares may be purchased at a price equal to the next determined net asset value, without an initial sales charge. However, Class R shares are subject to a CDSC of 1% if the shares are redeemed within one year of the plan's initial purchase of Class R shares, charged as a percentage of the current net asset value or the original purchase price, whichever is less. Unlike Class B shares, Class R shares do not automatically convert to Class A shares at any time.

Systematic Withdrawals. Class B, Class C, Class D and Class R shareholders who reinvest both their dividends and capital gain distributions to purchase additional shares of a Fund may use the Systematic Withdrawal Plan to withdraw up to 12%, 10%, 10% and 10%, respectively, of the value of their accounts per year without the imposition of a CDSC. Account value is determined as of the date the systematic withdrawals begin.

CDSC Waivers. The CDSC on Class B, Class C, Class D and Class R shares (and certain Class A shares, as discussed above) will be waived or reduced in the following instances:

(12) on redemptions following the death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code) of a shareholder or beneficial owner;

(13)  in connection with (1) distributions from retirement plans qualified under
      Section 401(a) of the Internal Revenue Code when such redemptions are necessary to make distributions to plan participants (such payments include, but are not limited to, death, disability, loans, retirement, or separation of service), (2) distributions from a custodial account under
      Section 403(b)(7) of the Internal Revenue Code or an IRA due to death, disability, minimum distribution requirements after attainment of age 70 1/2 or, for accounts established prior to January 1, 1998, attainment of age 59 1/2, and (3) a tax-free return of an excess contribution to an IRA;

(14) in whole or in part, in connection with shares sold to current and retired Directors of the Funds;

(15) in whole or in part, in connection with shares sold to any state, county, or city or any instrumentality, department, authority, or agency thereof, which is prohibited by applicable investment laws from paying a sales load or commission in connection with the purchase of any registered investment management company;

(16)  in whole or in part, in connection with systematic withdrawals;

(17) in connection with participation in the Merrill Lynch Small Market 401(k) Program; and

(18) on incidental redemptions to cover administrative expenses (such expenses include, but are not limited to, trustee fees, wire fees or courier fees) not to exceed $25.00 per occurrence; and

(19) on redemptions of Class R shares within one year after the initial purchase by an eligible benefit plan (as described in the Fund's Prospectus) that are not in connection with a plan-level termination.

If, with respect to a redemption of any Class A, Class B, Class C, Class D or Class R shares sold by a dealer, the CDSC is waived because the redemption qualifies for a waiver as set forth above, the dealer shall remit to Seligman Advisors promptly upon notice, an amount equal to the payment or a portion of the payment made by Seligman Advisors at the time of sale of such shares.

Payment in Securities. In addition to cash, the Funds may accept securities in payment for Fund shares sold at the applicable public offering price (net asset value and, if applicable, any sales charge), although the Funds do not presently intend to accept securities in payment for Fund shares. Generally, a Fund will only consider accepting securities (l) to increase its holdings in a portfolio security, or (2) if Seligman determines that the offered securities are a suitable investment for the Fund and in a sufficient amount for efficient management. Although no minimum has been established, it is expected that a Fund would not accept securities with a value of less than $100,000 per issue in payment for shares. A Fund may reject in whole or in part offers to pay for Fund shares with securities, may require partial payment in cash for applicable sales charges, and may discontinue accepting securities as payment for Fund shares at any time without notice. The Funds will not accept restricted securities in payment for shares. The Funds will value accepted securities in the manner provided for valuing portfolio securities.

Fund Reorganizations

Class A shares and Class C shares may be issued without an initial sales charge in connection with the acquisition of cash and securities owned by other investment companies. Any CDSC will be waived in connection with the redemption of shares of a Fund if the Fund is combined with another Seligman mutual fund, or in connection with a similar reorganization transaction.

Offering Price


When you buy or sell Fund shares, you do so at the Class's net asset value ("NAV") next calculated after Seligman Advisors accepts your request. Any applicable sales charge will be added to the purchase price for Class A shares and Class C shares.


NAV per share of each class of a Fund is determined as of the close of regular trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time), on each day that the NYSE is open for business. The NYSE is currently closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. NAV per share for a class is computed by dividing such class's share of the value of the net assets of the Fund (i.e., the value of its assets less liabilities) by the total number of outstanding shares of such class. All expenses of the Fund, including the management fee, are accrued daily and taken into account for the purpose of determining NAV. The NAV of Class B, Class C, Class D and Class R shares will generally be lower than the NAV of Class A shares as a result of the higher 12b-1 fees with respect to such shares, which in turn will be lower than the NAV of Class I shares, which have no 12b-1 fee and which may have lower other expenses.

Portfolio securities, including open short positions and options written, are valued at the last sale price on the securities exchange or securities market on which such securities primarily are traded. Securities traded on a foreign exchange or over-the-counter market are valued at the last sales price on the primary exchange or market on which they are traded. United Kingdom securities and securities for which there are not recent sales transactions are valued based on quotations provided by primary market makers in such securities. Other securities not listed on an exchange or securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked price, except in the case of open short positions where the asked price is available. Generally, trading in foreign securities, as well as US Government securities, money market instruments and repurchase agreements, is substantially completed each day at various times prior to the close of regular trading on the NYSE. The values of such securities used in computing the net asset value of the shares of each Fund are determined in accordance with procedures approved by the Board of Directors. Foreign currency exchange rates are also determined in accordance with procedures approved the Board of Directors. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in accordance with procedures approved by the Board of Directors. Short-term obligations with less than 60 days remaining to maturity are generally valued at amortized cost. Short-term obligations with more than 60 days remaining to maturity will be valued at current market value until the sixtieth day prior to maturity, and will then be valued on an amortized cost basis based on the value on such date unless the Board determines that this amortized cost value does not represent fair market value.




For purposes of determining the net asset value per share of a Fund, all assets and liabilities initially expressed in foreign currencies will be converted into US dollars at the mean between the bid and offer prices of such currencies against US dollars quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks.

Specimen Price Make-Up

Under the current distribution arrangements between the Funds and Seligman Advisors, Class A shares and Class C shares are sold with a maximum initial sales charge of 4.75% and 1.00%(1), respectively, and Class B, Class D and Class I shares are sold at NAV(2). Using each Class's NAV at October 31, 2003, the maximum offering price of each Fund's shares is as follows:

Class A


                                                                               Global
                                                     Emerging     Global       Smaller        Global     International
                                                     Markets      Growth      Companies     Technology      Growth
                                                       Fund        Fund          Fund          Fund           Fund
                                                       ----        ----          ----          ----           ----
Net asset value per share ....................        $6.47        $6.21        $11.78        $11.81        $ 9.90
Maximum sales charge (4.75% of
  Offering price) ............................         0.32         0.31          0.59          0.59          0.49
Offering price to public .....................        $6.79        $6.52        $12.37        $12.40        $10.39


Class B


                                                                               Global
                                                     Emerging     Global       Smaller        Global     International
                                                     Markets      Growth      Companies     Technology      Growth
                                                       Fund        Fund          Fund          Fund           Fund
                                                       ----        ----          ----          ----           ----
Net asset value and
  Offering price per share(2) ................        $6.11        $5.78        $10.75        $10.67         $9.08

Class C


                                                                               Global
                                                     Emerging     Global       Smaller        Global     International
                                                     Markets      Growth      Companies     Technology      Growth
                                                       Fund        Fund          Fund          Fund           Fund
                                                       ----        ----          ----          ----           ----
Net asset value per share ....................        $6.12        $5.79        $10.77        $10.67         $9.09
Maximum sales charge (1.00% of
  Offering price(1)) .........................         0.06         0.06          0.11          0.11          0.09
Offering price to public .....................        $6.18        $5.85        $10.88        $10.78         $9.18


Class D


                                                                               Global
                                                     Emerging     Global       Smaller        Global     International
                                                     Markets      Growth      Companies     Technology      Growth
                                                       Fund        Fund          Fund          Fund           Fund
                                                       ----        ----          ----          ----           ----
Net asset value and
  Offering price per share(2) ................        $6.11        $5.79        $10.77        $10.65        $9.10


Class I


                                                                               Global
                                                     Emerging     Global       Smaller     International
                                                     Markets      Growth      Companies       Growth
                                                       Fund        Fund          Fund          Fund
                                                       ----        ----          ----          ----
Net asset value and
  Offering price per share ...................        $6.61        $6.29        $11.91        $10.13


Class R


                                                                               Global
                                                     Emerging     Global       Smaller        Global     International
                                                     Markets      Growth      Companies     Technology      Growth
                                                       Fund        Fund          Fund          Fund          Fund
                                                       ----        ----          ----          ----          ----
Net asset value and
  Offering price per share(2) ................        $6.47        $6.21        $11.78        $11.80        $9.90


----------

(1) In addition to the 1.00% front-end sales charge applicable to Class C shares (other than those sold, through Level Load Intermediaries) such shares are subject to a 1% CDSC if you redeem your shares within 18 months of purchase (12 months in the case of Class C shares purchased from Level Load Intermediaries) Level Load Intermediaries are discussed under "Purchase, Redemption and Pricing of Shares".


(2) Class B shares are subject to a CDSC, declining from 5% in the first year after purchase to 0% after six years. Class D and Class R shares are subject to a 1% CDSC if you redeem your shares within one year of purchase.

Redemption in Kind

The procedures for selling Fund shares under ordinary circumstances are set forth in the Prospectuses. In unusual circumstances, payment may be postponed, or the right of redemption postponed for more than seven days, if: (i) the orderly liquidation of portfolio securities is prevented by the closing of, or restricted trading on, the NYSE; (ii) during periods of emergency which made the disposal by the Funds of their shares impracticable or it is not reasonably practicable for the Funds to fairly determine the value of their respective net assets; or (iii) such other periods as ordered by the SEC for the protection of the Funds' shareholders. Under these circumstances, redemption proceeds may be made in securities. If payment is made in securities, a shareholder may incur brokerage expenses in converting these securities to cash.

Anti-Money Laundering


As part of the Series' responsibility for the prevention of money laundering, you may be required by the Series, Seligman or their respective service providers to provide additional information, including information needed to verify the source of funds used to purchase shares and your identity or the identity of any underlying beneficial owners of your shares. In the event of delay or failure by you to produce any requested information, the Series or its service providers may refuse to accept a subscription or, to the extent permitted or required by applicable law, cause a complete redemption of your shares from the Series. The Series by written notice to you, may suspend payment to you of any proceeds or distributions if the Series or its service providers reasonably deem it necessary to do so in order to comply with applicable laws and regulations, including any anti-money laundering laws and regulations applicable to the Series, Seligman or their respective service providers.


                              Taxation of the Funds

US Federal Income Taxes. Each Fund is qualified and intends to continue to qualify for each taxable year for tax treatment as a "regulated investment company" under the Internal Revenue Code. Qualification relieves a Fund of Federal income tax liability on that part of its net ordinary income and net realized capital gains which it pays out to its shareholders. Such qualification does not, of course, involve governmental supervision of management or investment practices or policies. Investors should consult their own counsel for a complete understanding of the requirements a Fund must meet to qualify for such treatment. The information set forth in the Prospectuses and the following discussion relate solely to the US Federal income taxes on dividends and distributions by a Fund and assumes that each Fund qualifies as a regulated investment company. Investors should consult their own counsel for further details, including their possible entitlement to foreign tax credits that might be "passed through" to them under the rules described below, and the application of state and local tax laws to his or her particular situation.

Dividends from net investment income and distributions from the excess of net short-term capital gains over net long-term capital losses are taxable as ordinary income to shareholders, whether received in cash or reinvested in additional shares. Under the recently enacted Jobs and Growth Tax Relief Reconciliation Act of 2003 (effective for taxable years after December 31, 2002 through December 31, 2008) ("2003 Tax Act"), qualified dividend income will be taxed at a reduced rate to individuals of generally 15% (5% for individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., generally foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). Dividends from domestic corporations may comprise some portion of a Fund's gross income. To the extent that such dividends constitute a portion of a Fund's investment company taxable income, a portion of the income distributions of the Fund may be eligible for the deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which qualify for the reduced rate for qualified dividend income or the dividends-received deduction.

Distributions of net capital gains (i.e., the excess of net long-term capital gains over any net short-term capital losses) are taxable as long-term capital gain, whether received in cash or invested in additional shares, regardless of how long the shares have been held by a shareholder. Under the 2003 Tax Act, the tax rate on net long-term capital gain for individuals is reduced generally from 20% to 15% (5% for individuals in lower brackets) for such gain realized on or after May 6, 2003 and before January 1, 2009. Such distributions are not eligible for the dividends received deduction allowed to corporate shareholders. Shareholders receiving distributions in the form of additional shares issued by a Fund will be treated for federal income tax purposes as having received a distribution in an amount equal to the fair market value on the date of distribution of the shares received.


As of October 31, 2003, the Emerging Markets Fund, Global Growth Fund, Global Smaller Companies Fund, Global Technology Fund and International Growth Fund had net capital loss carryforwards for federal income tax purposes of $13,273,543, $___________64,591,189, $43,713,752, $599,679,872 and $24,270,589, respectively, which are available for offset against future taxable net capital gains, expiring in various amounts through [2010]. Accordingly, no capital gain distributions are expected to be paid to shareholders of the Funds until net capital gains have been realized in excess of the available capital loss carryforwards.

Dividends and distributions declared in October, November or December, payable to shareholders of record on a specified date in such a month and paid in the following January will be treated as having been paid by the Fund and received by each shareholder in December. Under this rule, therefore, shareholders may be taxed in one year on dividends or distributions actually received in January of the following year.


Any gain or loss realized upon a sale or redemption of shares in the Fund by a shareholder who is not a dealer in securities will generally be treated as a long-term capital gain or loss if the shares have been held for more than one year and otherwise as a short-term capital gain or loss. Under the 2003 Tax Act, individual shareholders will be subject to federal income tax on net capital gains at a maximum rate of 15% in respect of shares held for more than one year and disposed of before January 1, 2009. Net capital gain of a corporate shareholder is taxed at the same rate as ordinary income. However, if shares on which a long-term capital gain distribution has been received are subsequently sold or redeemed and such shares have been held for six months or less (after taking into account certain hedging transactions), any loss realized will be treated as long-term capital loss to the extent of the long-term capital gain distribution. In addition, no loss will be allowed on the sale or other disposition of shares of the Fund if, within a period beginning 30 days before the date of such sale or disposition and ending 30 days after such date, the holder acquires (including shares acquired through dividend reinvestment) securities that are substantially identical to the shares of the Fund.


In determining gain or loss on shares of a Fund that are sold or exchanged within 90 days after acquisition, a shareholder generally will not be permitted to include in the tax basis attributable to such shares the sales charge incurred in acquiring such shares to the extent of any subsequent reduction of the sales charge by reason of the Exchange or Reinstatement Options offered by a Fund. Any sales charge not taken into account in determining the tax basis of shares sold or exchanged within 90 days after acquisition will be added to the shareholder's tax basis in the shares acquired pursuant to the Exchange or Reinstatement Options.


Each Fund is subject to a 4% nondeductible excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund's ordinary income for the calendar year, at least 98% of its capital gain net income realized during the one-year period ending October 31 during such year, and all ordinary income and capital gain net income for prior years that was not previously distributed. Each Fund intends to make sufficient distributions or deemed distributions of its ordinary income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax.


Income received by a Fund from sources within various foreign countries may be subject to foreign income tax. Each Fund also may be subject to foreign taxes on capital gains realized from the sale of securities in certain countries. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of the stock or securities of foreign corporations, such Fund may elect to "pass through" to its shareholders the amount of foreign income taxes paid by such Fund. Pursuant to such election, shareholders would be required: (i) to include in gross income, even though not actually received, their respective pro-rata shares of a Fund's gross income from foreign sources; and (ii) either to deduct their pro-rata share of foreign taxes in computing their taxable income, or to use such share as a foreign tax credit against Federal income tax (but not both). No deduction for foreign taxes could be claimed by a shareholder who does not itemize deductions.

Shareholders who choose to utilize a credit (rather than a deduction) for foreign taxes will be subject to the limitation that the credit may not exceed the shareholder's US tax (determined without regard to the availability of the credit) attributable to his or her total foreign source taxable income. For this purpose, the portion of dividends and distributions paid by a Fund from its foreign source income will be treated as foreign source income. Each Fund's gains from the sale of securities will generally be treated as derived from US sources, however, and certain foreign currency gains and losses likewise will be treated as derived from US sources. The limitation on the foreign tax credit is applied separately to foreign source "passive income," such as the portion of dividends received from a Fund, which qualifies as foreign source income. In addition, the foreign tax credit is allowed to offset only 90% of the alternative minimum tax imposed on corporations and individuals. Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income taxes paid by a Fund.

Each Fund intends for each taxable year to meet the requirements of the Code to "pass through" to its shareholders foreign income taxes paid, but there can be no assurance that a Fund will be able to do so. Each shareholder will be notified within 60 days after the close of each taxable year of each Fund if the foreign taxes paid by such Fund will be "passed through" for that year, and, if so, the amount of each shareholder's pro-rata share (by country) of (i) the foreign taxes paid, and (ii) such Fund's gross income from foreign sources. Of course, shareholders who are not liable for Federal income taxes, such as retirement plans qualified under Section 401 of the Code, will not be affected by any such "pass through" of foreign tax credits.

Investments in Passive Foreign Investment Companies. If a Fund purchases shares in certain foreign investment entities, referred to as "passive foreign investment companies," the Fund itself may be subject to US Federal income tax, and an additional charge in the nature of interest, on a portion of any "excess distribution" from such company or gain from the disposition of such shares, even if the distribution or gain is paid by such Fund as a dividend to its shareholders. If a Fund were able and elected to treat a passive foreign investment company as a "qualified electing fund," in lieu of the treatment described above, such Fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, its pro rata share of the ordinary earnings and net capital gains of the company, whether or not distributed to such Fund.

Certain Foreign Currency Transactions. Gains or losses attributable to foreign currency contracts, or to fluctuations in exchange rates that occur between the time a Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gain or loss. These gains or losses increase or decrease the amount of a Fund's net investment income available to be distributed to its shareholders as ordinary income.

Options Transactions. A special "marked-to-market" system governs the taxation of "section 1256 contracts," which include certain listed options. Each Fund may invest in such section 1256 contracts. In general, gain or loss on section 1256 contracts will be taken into account for tax purposes when actually realized. In addition, any section 1256 contracts held at the end of a taxable year will be treated as sold at fair market value (that is, marked-to-market), and the resulting gain or loss will be recognized for tax purposes. In general, gain or loss recognized by a Fund on the actual or deemed disposition of a section 1256 contract will be treated as 60% long-term and 40% short-term capital gain or loss, regardless of the period of time the section 1256 contract is actually held by such Fund. Each Fund can elect to exempt its section 1256 contracts which are part of a "mixed" straddle from the application of section 1256.

Shareholders are urged to consult their tax advisors concerning the effect of federal income taxes in their individual circumstances.


Unless a shareholder includes a certified taxpayer identification number (social security number for individuals) on the account application and certifies that the shareholder is not subject to backup withholding, the Funds are required to withhold and remit to the US Treasury a portion of distributions and other reportable payments to the shareholder. Shareholders should be aware that, under regulations promulgated by the Internal Revenue Service, a Fund may be fined on an annual basis for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed, the Fund may charge a service fee equal to such fine that may be deducted from the shareholder's account and offset against any undistributed dividends and capital gain distributions. The Funds also reserve the right to close any account which does not have a certified taxpayer identification number.

                                  Underwriters

Distribution of Securities

The Series and Seligman Advisors are parties to a Distributing Agreement, dated January 1, 1993, under which Seligman Advisors acts as the exclusive agent for distribution of shares of the Funds. Seligman Advisors accepts orders for the purchase of Fund shares, which are offered continuously. As general distributor of the Fund's capital stock, Seligman Advisors allows reallowances to all dealers on sales of Class A and Class C shares, as set forth above under "Dealer Reallowances." Seligman Advisors retains the balance of sales charges and any CDSC paid by investors.

Total sales charges paid by shareholders of Class A shares of the Funds for the fiscal years ended October 31, 2003, 2002 and 2001, and of Class C shares of the Funds for the fiscal years ended October 31, 2003, 2002 and 2001, are shown below. Also shown below are the amounts of Class A and Class C sales charges that were retained by Seligman Advisors.


                                                          2003

                                              Total Sales Charges Paid by      Amount of Class A and Class C
                                              Shareholders on Class A and        Sales Charges Retained by
      Fund                                           Class C Shares                  Seligman Advisors
      ----                                           --------------                  -----------------
      Emerging Markets Fund                            $  41,949                        $  4,180
      Global Growth Fund                                  23,029                           2,368
      Global Smaller Companies Fund                       30,697                           3,295
      Global Technology Fund                             152,655                          15,274
      International Growth Fund                           15,917                           1,564

                                                         2002

                                              Total Sales Charges Paid by   Amount of Class A and Class C
                                              Shareholders on Class A and     Sales Charges Retained by
       Fund                                          Class C Shares               Seligman Advisors
       ----                                          --------------               -----------------
       Emerging Markets Fund                           $  15,493                        $  1,246
       Global Growth Fund                                 24,547                           2,328
       Global Smaller Companies Fund                      49,187                           4,861
       Global Technology Fund                            262,054                          26,015
       International Growth Fund                          27,317                           2,696


                                                         2001

                                              Total Sales Charges Paid by   Amount of Class A and Class C
                                              Shareholders on Class A and     Sales Charges Retained by
       Fund                                          Class C Shares               Seligman Advisors
       ----                                          --------------               -----------------
       Emerging Markets Fund                           $  22,336                        $  1,454
       Global Growth Fund                                179,462                          18,171
       Global Smaller Companies Fund                     205,597                          26,027
       Global Technology Fund                            809,799                          78,190
       International Growth Fund                          25,929                           2,179

Compensation

Seligman Advisors, which is an affiliated person of Seligman, which is an affiliated person of the Funds, received the following commissions and other compensation from the Funds during the fiscal year ended October 31, 2003:

                                                            Compensation on
                                       Net Underwriting     Redemptions and
                                        Discounts and         Repurchases
                                         Commissions
                                         (Class A and      (CDSC Retained on
                                      Class C Front-end     Class A, Class C
                                        Sales Charges       and Class D and       Brokerage             Other
Fund                                      Retained)         Class R Shares)      Commissions     Compensation(1)(2)
----                                      ---------         ---------------      -----------     ------------------
Emerging Markets Fund                   $     4,180           $    7,137         $       -0-       $      3,152
Global Growth Fund                            2,368                7,160                 -0-              4,785
Global Smaller Companies Fund                 3,295               19,206                 -0-              4,346
Global Technology Fund                       15,274               46,239                 -0-             33,983
International Growth Fund                     1,564               25,833                 -0-              2,448


(1) Seligman Advisors has sold its rights to collect the distribution fees paid by each Fund in respect of Class B shares and any CDSC imposed on redemptions of Class B shares to the Purchasers in connection with an arrangement discussed above under "Rule 12b-1 Plans." In connection with this arrangement, Seligman Advisors receives payments from the Purchasers based on the value of Class B shares sold. Such payments received for the fiscal year ended October 31, 2003 are reflected in the table.

(2) During the fiscal year ended October 31, 2003, Seligman Advisors received certain additional compensation pursuant to the Fund's Rule 12b-1 Plan. These amounts and the arrangements pursuant to which which such compensation is paid are detailed above under the discussion "Rule 12b-1 Plan."

Other Payments


Seligman Advisors shall pay authorized dealers or investment advisors, from its own resources, a fee on purchases of Class A shares of $1,000,000 or more ("NAV sales"), calculated as follows: 1.00% of NAV sales up to but not including $2 million; .80% of NAV sales from $2 million up to but not including $3 million; ..50% of NAV sales from $3 million up to but not including $5 million; and .25% of NAV sales from $5 million and above. The calculation of the fee will be based on assets held by a "single person," including an individual, members of a family unit comprising husband, wife and minor children purchasing securities for their own account, or a trustee or other fiduciary purchasing for a single fiduciary account or single trust. Purchases made by a trustee or other fiduciary for a fiduciary account may not be aggregated with purchases made on behalf of any other fiduciary or individual account.


Seligman Advisors shall also pay authorized dealers or investment advisors, from its own resources, a fee on assets of certain investments in Class A shares of the Seligman mutual funds participating in an "eligible employee benefit plan" that are attributable to the particular authorized dealer or investment advisor. The shares eligible for the fee are those on which an initial sales charge was not paid because either the participating eligible employee benefit plan has at least (1) $500,000 invested in the Seligman mutual funds or (2) 50 eligible employees to whom such plan is made available. Class A shares representing only an initial purchase of Seligman Cash Management Fund are not eligible for the fee. Such shares will become eligible for the fee once they are exchanged for shares of another Seligman mutual fund. The payment is based on cumulative sales for each Plan during a single calendar year, or portion thereof. The payment schedule, for each calendar year, is as follows: 1.00% of sales up to but not including $2 million; .80% of sales from $2 million up to but not including $3 million; .50% of sales from $3 million up to but not including $5 million; and ..25% of sales from $5 million and above. The fees in the two preceding paragraphs are not duplicative, e.g., the fee is paid one time to authorized dealers or investment advisors for each purchase of Class A shares of $1,000,000 or more participating in an eligible employee benefit plan.

Seligman Advisors may from time to time assist dealers by, among other things, providing sales literature to, and holding informational programs for the benefit of, dealers' registered representatives. Dealers may limit the participation of registered representatives in such informational programs by means of sales incentive programs which may require the sale of minimum dollar amounts of shares of Seligman mutual funds. Seligman Advisors may from time to time pay a bonus or other incentive to dealers that sell shares of the Seligman mutual funds. In some instances, these bonuses or incentives may be offered only to certain dealers which employ registered representatives who have sold or may sell a significant amount of shares of the Fund and/or certain other mutual funds managed by Seligman during a specified period of time. Such bonus or other incentive will be made in the form of cash or, if permitted, may take the form of non-cash payments. The non-cash payments will include (i) business seminars at Seligman's headquarters or other locations, (ii) travel expenses, including meals, entertainment and lodging, incurred in connection with trips taken by qualifying registered representatives and members of their families to places within or outside the United States, or (iii) the receipt of certain merchandise. The cash payments may include payment of various business expenses of the dealer. The cost to Seligman Advisors of such promotional activities and payments shall be consistent with the rules of the National Association of Securities Dealers, Inc., as then in effect.

                         Calculation of Performance Data

The Funds may quote performance data in various ways. All performance information supplied by the Funds in advertising is historical and past performance is not indicative of future investment results. The rate of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost.

Performance Calculations


Performance quoted in advertising reflects any change in price per share, assumes the reinvestment of dividends and capital gain distributions and may or may not include the effect of a Class's initial maximum sales charge and/or contingent deferred sales charge ("CDSC"), as applicable. Such performance may be quoted as a percentage or as a dollar amount, may be calculated over any time period and may be presented in a table, graph or similar illustration. Excluding applicable sales charges from a performance calculation produces a higher performance figure than if such sales charges were included in the calculation.


Average annual total returns are calculated by determining the growth or decline in the value of a hypothetical investment in a Fund over a stated period, and then calculating the annual rate required for this hypothetical investment to grow to the amount that would have been received upon a redemption at the end of such period (i.e., the average annual compound rate of return). Cumulative total returns reflect the simple change in the value of a hypothetical investment in the Fund over a stated period.

Historical Investment Results

Class A


The average annual total returns for the one- and five-year periods ended October 31, 2003 and for the period May 28, 1996 (inception) through October 31, 2003 for the Class A shares of the Emerging Markets Fund were 41.89%, 3.53% and (1.97)%, respectively. The average annual total returns for the one- and five-year periods ended October 31, 2003 and for the period November 1, 1995 (inception) through October 31, 2003 for the Class A shares of the Global Growth Fund were 14.15%, (3.57)% and 2.05%, respectively. The average annual total returns for the one-, five- and ten-year periods ended October 31, 2003 for the Class A shares of the Global Smaller Companies Fund were 25.05%, (2.71)% and 4.15%, respectively. The average annual total returns for the one- and five-year periods ended October 31, 2003 and for the period May 23, 1994 (inception) through October 31, 2003 for the Class A shares of the Global Technology Fund were 34.20%, 4.67% and 11.72%, respectively. The average annual total returns for the one-, five- and ten-year periods ended October 31, 2003 for the Class A shares of the International Growth Fund were 14.32%, (10.47)% and (2.05)%, respectively. The average annual total returns for each Fund's Class A shares were computed by assuming a hypothetical initial investment of $1,000 in Class A shares of each Fund, subtracting the maximum sales charge of 4.75% of the public offering price, and assuming that all of the dividends and capital gain distributions paid by the Fund's Class A shares, if any, were reinvested over the relevant time periods. It was then assumed that at the end of the one-, five- and ten-year periods, the entire amounts were redeemed. The average annual total return was then calculated by calculating the annual rate required for the initial payment to grow to the amount which would have been received upon such redemption (i.e., the average annual compound rate of return).

Class B


The average annual total returns for the one- and five-year periods ended October 31, 2003 and for the period from May 28, 1996 (inception) to October 31, 2003 for the Class B shares of the Emerging Markets Fund were 42.94%, 3.37% and (2.07)%, respectively. The average annual total returns for the one-and five-year periods ended October 31, 2003 and for the period from April 22, 1996 (inception) to October 31, 2003 for the Class B shares of the Global Growth Fund were 13.93%, (3.61)% and (0.46)%, respectively. The average annual total returns for the one-and five-year periods ended October 31, 2003 and for the period from April 22, 1996 (inception) to October 31, 2003 for the Class B shares of the Global Smaller Companies Fund were 25.30%, (2.86)% and (1.37)%, respectively. The average annual total returns for the one-and five-year periods ended October 31, 2003 and for the period from April 22, 1996 (inception) to October 31, 2003 for the Class B shares of the Global Technology Fund were 34.66%, 4.58% and 6.47%, respectively. The average annual total returns for the one-and five-year periods ended October 31, 2003 and for the period from April 22, 1996 (inception) to October 31, 2003 for the Class B shares of the International Growth Fund were 14.00%, (10.54)% and (5.64)%, respectively. The average annual total returns for each Fund's Class B shares were computed by assuming a hypothetical initial investment of $1,000 in Class B shares of the Fund, and assuming that all of the dividends and capital gain distributions paid by the Fund's Class B shares, if any, were reinvested over the relevant time periods. It was then assumed that at the end of the one- and five-year periods and the periods since inception for each Fund's Class B shares, the entire amounts were redeemed, subtracting the applicable CDSC.


Class C


The average annual total returns for the one-year period ended October 31, 2003 and for the period from May 27, 1999 (inception) to October 31, 2003 for the Class C shares of the Emerging Markets Fund were 45.77% and (0.29)%, respectively. The average annual total returns for the one-year period ended October 31, 2003 and for the period from May 27, 1999 (inception) to October 31, 2003 for the Class C shares of the Global Growth Fund were 16.69% and (7.25)%, respectively. The average annual total returns for the one-year period ended October 31, 2003 and for the period from May 27, 1999 (inception) to October 31, 2003 for the Class C shares of the Global Smaller Companies Fund were 28.30% and (3.65)%, respectively. The average annual total returns for the one-year period ended October 31, 2003 and for the period from May 27, 1999 (inception) to October 31, 2003 for the Class C shares of the Global Technology Fund were 37.22% and (1.94)%, respectively. The average annual total returns for the one-year period ended October 31, 2003 and for the period from May 27, 1999 (inception) to October 31, 2003 for the Class C shares of the International Growth Fund were 16.76% and (13.26)%, respectively. The average annual total returns for each Fund's Class C shares were computed by assuming a hypothetical initial investment of $1,000 in Class C shares of each Fund, subtracting the maximum sales charge of 1.00% of the public offering price, and assuming that all of the dividends and capital gain distributions paid by the Fund's Class C shares, if any, were reinvested over the relevant time periods. It was then assumed that at the end of the one-year periods and the periods since inception of each Fund's Class C shares, the entire amount was redeemed, subtracting the 1% CDSC, if applicable.


Class D


The average annual total returns for the one- and five-year periods ended October 31, 2003 and for the period from May 28, 1996 (inception) through October 31, 2003 for the Class D shares of the Emerging Markets Fund were 46.94%, (3.72)% and (2.07)%, respectively. The average annual total returns for the one-and five-year periods ended October 31, 2003 and the period from November 1, 1995 (inception) through October 31, 2003 for the Class D shares of the Global Growth Fund were 17.89%, (3.29)% and 1.95%, respectively. The average annual total returns for the one-, five-, and ten-year periods ended October 31, 2003 for the Class D shares of the Global Smaller Companies Fund were 29.55%, (2.49)% and 3.88%, respectively. The average annual total returns for the one- and five-year periods ended October 31, 2003 and for the period from May 23, 1994 (inception) through October 31, 2003 for the Class D shares of the Global Technology Fund were 38.76%, 4.88% and 11.41%, respectively. The average annual total returns for the one-, five- and ten-year periods ended October 31, 2003 for the Class D shares of the International Growth Fund were 18.11%, (10.17)%, and (2.29)%, respectively. The average annual total returns for each Fund's Class D shares were computed by assuming a hypothetical initial investment of $1,000 in Class D shares of the Fund, assuming that all dividends and distributions paid by the Fund's Class D shares, if any, were reinvested over the relevant time periods. It was then assumed that at the end of the one- and five-year periods and the periods since inception of a Fund's Class D shares, the entire amounts were redeemed, subtracting the 1% CDSC.

Class I


The average annual total returns for each Funds' Class I shares for the one-year period ended October 31, 2003 and for the period from November 30, 2001 (commencement of offering of shares) through October 31, 2003 for the Class I shares of Emerging Markets Fund were 51.26% and 22.06%, respectively. The average annual total returns for each Funds' Class I shares for the one-year period ended October 31, 2003 and for the period from November 30, 2001 (commencement of offering of shares) through October 31, 2003 for the Class I shares of Global Growth Fund were 20.73% and (8.57)%, respectively. The average annual total returns for each Funds' Class I shares for the one-year period ended October 31, 2003 and for the period from November 30, 2001 (commencement of offering of shares) through October 31, 2003for the Class I shares of Global Smaller Companies Fund were % and 1.11%, respectively. The average annual total returns for each Funds' Class I shares for the one-year period ended October 31, 2003 and for the period from November 30, 2001 (commencement of offering of shares) through October 31, 2003 for the Class I shares of International Growth Fund were 21.75% and (-)%, respectively. The average annual total returns for each Fund's Class I shares were computed by assuming a hypothetical initial investment of $1,000 in Class I shares of the Funds, and assuming that all of the dividends and capital gain distributions paid by the Fund's Class I shares, if any, were reinvested over the relevant period. It was then assumed that at the end of the period since inception of each Fund's Class I shares, the entire amounts were redeemed.


Class R


The average annual returns for each Funds' Class R shares for the period from April 30, 2003 (commencement of offering of shares) through October 31, 2003 were: Emerging Markets Fund - 40.27%; Global Growth Fund - 15.07%;Global Smaller Companies Fund - 30.77%; Global Technology Fund - 29.68% and International Growth Fund - 19.73% respectively. The total returns for each Fund's Class R shares were computed by assuming a hypothetical initial investment of $1,000 in Class R shares of the Funds, and assuming that all of the dividends and capital gain distributions paid by the Fund's Class R shares, if any, were reinvested over the relevant period. It was then assumed that at the end of the period since inception of each Fund's Class R shares, the entire amounts were redeemed.

Except where indicated, the tables below illustrates the cumulative total return and dollar value of a $1,000 investment in each of the Fund's Class A, Class B, Class C, Class D, Class I and Class R shares from the commencement of operations through October 31, 2003, assuming investment of all dividends and capital gain distributions and deduction of any applicable sales charges or CDSCs.

                                                        Class A
                                                        -------

                                                 Total Return through
           Fund                                     10/31/03 (1)(2)             Value of Initial Investment (3)
           ----                                     ---------------             -------------------------------
Emerging Markets Fund                                    (13.73)%                          $    863
Global Growth Fund                                        17.62                               1,176
Global Smaller Companies Fund*                            50.13                               1,501
Global Technology Fund                                   184.96                               2,850
International Growth Fund*                               (18.68)                                813

                                                        Class B
                                                        -------

                                                 Total Return through
           Fund                                      10/31/03 (1)(2)            Value of Initial Investment (3)
           ----                                      ---------------            -------------------------------
Emerging Markets Fund                                    (14.43)%                          $    856
Global Growth Fund                                         3.49                               1,035
Global Smaller Companies Fund                             (9.88)                                901
Global Technology Fund                                    60.38                               1,604
International Growth Fund                                (35.41)                                646

                                                        Class C
                                                        -------

                                                 Total Return through
           Fund                                     10/31/03 (1) (2)            Value of Initial Investment (3)
           ----                                     ----------------            -------------------------------
Emerging Markets Fund                                     (1.29)%                          $    987
Global Growth Fund                                       (28.38)                                716
Global Smaller Companies Fund                            (15.18)                                848
Global Technology Fund                                    (8.32)                                917
International Growth Fund                                (46.76)                                532

                                                        Class D
                                                        -------

                                                 Total Return through
           Fund                                     10/31/03 (1) (2)            Value of Initial Investment (3)
           ----                                     ----------------            -------------------------------
Emerging Markets Fund                                    (14.43)%                          $    856
Global Growth Fund                                        16.74                               1,167
Global Smaller Companies Fund*                            46.31                               1,463
Global Technology Fund                                   177.40                               2,774
International Growth Fund*                               (20.65)                                793

                                                        Class I
                                                        -------

                                                 Total Return through
           Fund                                     10/31/03 (1) (2)            Value of Initial Investment (3)
           ----                                     ----------------            -------------------------------
Emerging Markets Fund                                     46.56%                           $  1,466
Global Growth Fund                                       (15.80)                                842
Global Smaller Companies Fund                              2.14                               1,021
International Growth Fund                                    --                               1,000

                                                        Class R
                                                        -------

                                                 Total Return through
           Fund                                     10/31/03 (1) (2)            Value of Initial Investment (3)
           ----                                     ----------------            -------------------------------
Emerging Markets Fund                                     40.27%                           $  1,403
Global Growth Fund                                        15.07                               1,151
Global Smaller Companies Fund                             30.77                               1,308
Global Technology Fund                                    29.68                               1,297
International Growth Fund                                 19.73                               1,197

----------
*     For the 10-year period ended October 31, 2003.


(1)   From commencement of operations on:

    Fund                         Class A Shares   Class B Shares     Class C Shares     Class D Shares    Class I Shares     Class R
    Emerging Markets Fund        5/28/96          5/28/96            5/27/99            5/28/96           11/30/01           4/30/03
                                                                                                                              5/1/03
    Global Growth Fund           11/1/95          4/22/96            5/27/99            11/1/95           11/30/01
                                                                                                           4/30/03
    Global Smaller                    --          4/22/96            5/27/99                 --           11/30/01           4/30/03
    Companies Fund
    Global Technology Fund       5/23/94          4/22/96            5/27/99            5/23/94           not offered
                                                                                                           4/30/03
    International Growth Fund         --          4/22/96            5/27/99                 --           11/30/01           4/30/03


(2) "Total Return" for each Class of shares of a Fund is calculated by assuming a hypothetical initial investment of $1,000 at the beginning of the period specified; subtracting the maximum sales charge for Class A and Class C shares; determining total value of all dividends and capital gain distributions that would have been paid during the period on such shares assuming that each dividend or capital gain distribution was invested in additional shares at net asset value; calculating the total value of the investment at the end of the period; subtracting the CDSC on Class B, Class C (applicable to sales by dealers other than Level Load Intermediaries), Class D and Class R shares, if applicable; and finally, by dividing the difference between the amount of the hypothetical initial investment at the beginning of the period and its total value at the end of the period by the amount of the hypothetical initial investment. The International Growth Fund's total return and average annual total return quoted from time to time through September 21, 1993 for Class A shares does not reflect the deduction of the administration, shareholder services and distribution fees effective on that date, which fees, if reflected would reduce the performance quoted.

(3) The "Value of Initial Investment" as of the date indicated reflects the effect of the maximum sales charge or CDSC, if applicable, assumes that all dividends and capital gain distributions were taken in cash and reflects changes in the net asset value of the shares purchased with the hypothetical initial investment.

No adjustments have been made for any income taxes payable by investors on dividends invested or gain distributions taken in shares or on the redemption of shares. Seligman and/or the prior subadviser waived its fees and reimbursed certain expenses during some of the periods above, which positively affected the performance results presented.

Other Information

From time to time, reference may be made in advertisements, sales literature or other promotional material (collectively, Promotional Material) to performance information, including mutual fund rankings prepared by independent reporting services which monitor the performance of mutual funds, including but not limited to Lipper Analytical Services, Inc. and Morningstar, Inc. In calculating the total return of each Fund's Class A, Class B, Class C, Class D, Class I and Class R shares, the Lipper analysis assumes investment of all dividends and distributions paid, but does not take into account applicable sales charges. Morningstar's rankings are calculated using a fund's average annual returns for a certain period and a risk factor that reflects a fund's performance relative to three-month Treasury Bill monthly returns. Morningstar's ratings range from five stars (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a fund for 3-, 5-, and 10-year periods and, on an overall basis, based on weighted-average of those periods. Ratings are not absolute and do not represent future performance results.

Each Fund's Promotional Material may disclose (i) the top ten holdings included in the Fund's portfolio holdings, (ii) market sectors and statistical data describing portfolio composition, (iii) discussions of general economic or financial principals, (iv) discussions of general economic trends, (v) descriptions of investment strategies for each Fund (vi) descriptions or comparisons of various savings and investment products, which may not include a Fund and (vii) comparisons of investment products (including a Fund) with relevant market or industry indices or appropriate benchmarks. Each Fund may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results. Such performance examples will be based on an express set of assumptions and are not indicative of the future performance of the Fund.

From time to time, each Fund's Promotional Material may portray the historical returns of various asset classes. Such presentations will typically compare the average annual rates of return of inflation, US Treasury bills, bonds, large-cap stocks, and small-cap stocks. There are important differences between each of these investments that should be considered in viewing any such comparison. The market value of stocks will fluctuate with market conditions, and small-stock prices generally will fluctuate more than large-stock prices. Stocks are generally more volatile than bonds. In return for this volatility, stocks have generally performed better than bonds or cash over time. Bond prices generally will fluctuate inversely with interest rates and other market conditions, and the prices of bonds with longer maturities generally will fluctuate more than those of shorter-maturity bonds. Interest rates for bonds may be fixed at the time of issuance, and payment of principal and interest may be guaranteed by the issuer and, in the case of US Treasury obligations, backed by the full faith and credit of the US Treasury.

Each Fund's Promotional Material may make reference to a Fund's "Beta," "Standard Deviation," or "Alpha." Beta measures the volatility of a Fund, as compared to that of the overall market. Standard deviation measures how widely the Fund's performance has varied from its average performance, and is an indicator of the Fund's potential for volatility. Alpha measures the difference between the returns of a Fund and the returns of the market, adjusted for volatility.

Each Fund may also refer in its Promotional Material to selections from editorials or articles about the Fund, including reprints of comments, listings and columns in the financial and other press, the sources of which include BARRON'S, BUSINESS WEEK, CDA/WIESENBERGER MUTUAL FUNDS INVESTMENT REPORT, CHRISTIAN SCIENCE MONITOR, FINANCIAL PLANNING, FINANCIAL TIMES, FINANCIAL WORLD, FORBES, FORTUNE, INDIVIDUAL INVESTOR, INVESTMENT ADVISOR, INVESTORS BUSINESS DAILY, KIPLINGER'S, LOS ANGELES TIMES, MONEY MAGAZINE, MORNINGSTAR, INC., PENSION AND INVESTMENTS, SMART MONEY, THE NEW YORK TIMES, THE WALL STREET JOURNAL, USA TODAY, U.S. NEWS AND WORLD REPORT, WORTH MAGAZINE, WASHINGTON POST and YOUR MONEY.

                              Financial Statements

The Annual Report to shareholders for the fiscal year ended October 31, 2003 contains a portfolio of the investments of each of the Funds as of October 31, 2003, as well as certain other financial information as of that date. The financial statements and notes included in the Annual Report, and the Independent Auditors' Report thereon, are incorporated herein by reference. The Annual Report will be furnished without charge to investors who request copies of this SAI.

                               General Information

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of the 1940 Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each class or Fund affected by such matter. Rule 18f-2 further provides that a class or Fund shall be deemed to be affected by a matter unless it is clear that the interests of each class or Fund in the matter are substantially identical or that the matter does not affect any interest of such class or Fund. However, the Rule exempts the selection of independent public accountants, the approval of principal distributing contracts and the election of directors from the separate voting requirements of the Rule.

Custodian and Recordkeeping Agents. Chase Manhattan Bank, One Pierrepont Plaza, Brooklyn, New York 11201, serves as custodian for the Funds. State Street Bank and Trust Company, 801 Pennsylvania, Kansas City, Missouri 64105, maintains, under the general supervision of Seligman, certain accounting records and determines the net asset value for the Funds.

Independent Auditors. Deloitte & Touche LLP, independent auditors, have been selected as auditors of the Funds. Their address is Two World Financial Center, New York, NY 10281.

                                   APPENDIX A

MOODY'S INVESTORS SERVICE (MOODY'S)
DEBT SECURITIES

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than Aaa bonds because margins of protection may not be as large or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be characteristically lacking or may be unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact may have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers (1, 2 and 3) in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

COMMERCIAL PAPER

Moody's Commercial Paper Ratings are opinions of the ability of issuers to repay punctually promissory senior debt obligations not having an original maturity in excess of one year. Issuers rated "Prime-1" or "P-1" indicates the highest quality repayment ability of the rated issue.

The designation "Prime-2" or "P-2" indicates that the issuer has a strong ability for repayment of senior short-term promissory obligations. Earnings trends and coverage ratios, while sound, may be more subject to variation.

Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

The designation "Prime-3" or "P-3" indicates that the issuer has an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issues rated "Not Prime" do not fall within any of the Prime rating categories.

STANDARD & POOR'S RATINGS SERVICES (S&P)
DEBT SECURITIES

AAA: Debt issues rated AAA are highest-grade obligations. Capacity to pay interest and repay principal is extremely strong.

AA: Debt issues rated AA have a very high degree of safety and very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

A: Debt issues rated A are regarded as upper medium grade. They have a strong degree of safety and capacity to pay interest and repay principal although it is somewhat more susceptible in the long-term to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt issues rated BBB are regarded as having a satisfactory degree of safety and capacity to pay interest and re-pay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and re-pay principal for bonds in this category than for bonds in higher rated categories.

BB, B, CCC, CC: Debt issues rated BB, B, CCC and CC are regarded on balance, as predominantly speculative with respect to capacity to pay interest and pre-pay principal in accordance with the terms of the bond. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

C: The rating C is reserved for income bonds on which no interest is being paid.

D: Debt issues rated D are in default, and payment of interest and/or repayment of principal are in arrears.

NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that S&P does not rate a particular type of bond as a matter of policy.

COMMERCIAL PAPER

S&P Commercial Paper ratings are current assessments of the likelihood of timely payment of debts having an original maturity of no more than 365 days.

A-1: The A-1 designation indicates that the degree of safety regarding timely payment is very strong.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated "B" are regarded as having only a speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity of payment.

D: Debt rated "D" is in payment default.

NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that S&P does not rate a particular type of bond as a matter of policy.

The ratings assigned by S&P may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within its major rating categories.

                                   APPENDIX B

                 HISTORY OF J. & W. SELIGMAN & CO. INCORPORATED

Seligman's beginnings date back to 1837, when Joseph Seligman, the oldest of eight brothers, arrived in the United States from Germany. He earned his living as a pack peddler in Pennsylvania, and began sending for his brothers. The Seligmans became successful merchants, establishing businesses in the South and East.

Backed by nearly thirty years of business success - culminating in the sale of government securities to help finance the Civil War - Joseph Seligman, with his brothers, established the international banking and investment firm of

J. & W. Seligman & Co. In the years that followed, the Seligman Complex played a major role in the geographical expansion and industrial development of the United States.

The Seligman Complex:

....Prior to 1900

o     Helps finance America's fledgling railroads through underwritings.

o Is admitted to the New York Stock Exchange in 1869. Seligman remained a member of the NYSE until 1993, when the evolution of its business made it unnecessary.

o Becomes a prominent underwriter of corporate securities, including New York Mutual Gas Light Company, later part of Consolidated Edison.

o Provides financial assistance to Mary Todd Lincoln and urges the Senate to award her a pension.

o     Is appointed U.S. Navy fiscal agent by President Grant.

o Becomes a leader in raising capital for America's industrial and urban development.

....1900-1910

o     Helps Congress finance the building of the Panama Canal.

....1910s

o Participates in raising billions for Great Britain, France and Italy, helping to finance World War I.

....1920s

o Participates in hundreds of successful underwritings including those for some of the Country's largest companies: Briggs Manufacturing, Dodge Brothers, General Motors, Minneapolis-Honeywell Regulatory Company, Maytag Company United Artists Theater Circuit and Victor Talking Machine Company.

o Forms Tri-Continental Corporation in 1929, today one of the nation's largest, diversified publicly-traded closed-end equity investment company, and one of its oldest.


....1930s

o Assumes management of Broad Street Investing Co. Inc., its first mutual fund, today known as Seligman Common Stock Fund, Inc.

o     Establishes Investment Advisory Service.

....1940s

o     Helps shape the Investment Company Act of 1940.

o Leads in the purchase and subsequent sale to the public of Newport News Shipbuilding and Dry Dock Company, a prototype transaction for the investment banking industry.

o Assumes management of National Investors Corporation, today Seligman Growth Fund, Inc.

o     Establishes Whitehall Fund, Inc., today Seligman Income and Growth Fund,
      Inc.

....1950-1989

o Develops new open-end investment companies. Today, manages more than 60 mutual fund portfolios.

o Helps pioneer state-specific, municipal bond funds, today managing a national and 18 state-specific municipal funds.

o Establishes J. & W. Seligman Trust Company and J. & W. Seligman Valuations Corporation.

o Establishes Seligman Portfolios, Inc., an investment vehicle with fifteen portfolios offered through variable annuity and variable life insurance products.

....1990s

o Introduces Seligman Select Municipal Fund, Inc. and Seligman Quality Municipal Fund, Inc., two closed-end funds that invest in high quality municipal bonds.

o Introduces to the public Seligman Frontier Fund, Inc., a small capitalization mutual fund.

o Launches Seligman Global Fund Series, Inc., which today offers five separate funds: Seligman Emerging Markets Fund, Seligman Global Growth Fund, Seligman Global Smaller Companies Fund, Seligman Global Technology Fund and Seligman International Growth Fund.

o Launches Seligman Value Fund, Inc., which currently offers two separate funds: Seligman Large-Cap Value Fund and Seligman Small-Cap Value Fund.

....2000

o Introduces Seligman Time Horizon/Harvester Series, Inc., an asset allocation type mutual fund containing four funds: Seligman Time Horizon 30 Fund, Seligman Time Horizon 20 Fund, Seligman Time Horizon 10 Fund and Seligman Harvester Fund.



....2001

o Launches Seligman Investment Grade Fixed Income Fund, Inc., a mutual fund seeking a high level of current income.

....2003

o Introduces Seligman LaSalle Monthly Dividend Real Estate Fund, a mutual fund seeking a high level of current income and, secondly, capital appreciation.



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

PART C. OTHER INFORMATION

Item 23. Exhibits.


      All Exhibits listed below have been previously filed and are incorporated herein by reference, except Exhibits marked with an asterisk (*), which are filed herewith.


(a) Articles Supplementary dated April 24, 2003. (Incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed on April 29, 2003.)

(a)(1) Articles Supplementary dated November 19, 2001. (Incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed on November 30, 2001.)

(a)(2) Articles Supplementary dated May 24, 1999. (Incorporated by reference to Registrant's Post-Effective Amendment No. 28 filed on May 28, 1999.)

(a)(3) Articles of Amendment and Restatement of Articles of Incorporation of Registrant. (Incorporated by reference to Registrant's Post-Effective Amendment No. 27 filed on March 1, 1999.)

(b) By-laws of the Registrant. (Incorporated by reference to Registrant's Post-Effective Amendment No. 33 filed on February 28, 2003.)

(c) Specimen Stock Certificates for Class A and Class D Shares with respect to Seligman International Growth Fund (formerly, Seligman Henderson International Fund). (Incorporated by reference to Exhibit 4 of Registrant's Post-Effective Amendment No. 6 filed on April 23, 1993 and Registrant's Post-Effective Amendment No. 8 filed on September 21, 1993.) Specimen Stock Certificate for Class B Shares with respect to Seligman International Growth Fund. (Incorporated by reference to Registrant's Form SE filed on April 16, 1996.)

(c)(1) Specimen Stock Certificates for Class A and Class D Shares with respect to Seligman Global Smaller Companies Fund (formerly, Seligman Henderson Global Smaller Companies Fund, and also formerly, Seligman Henderson Global Emerging Companies Fund). (Incorporated by reference to Exhibit 4a to Registrant's Post-Effective Amendment No. 10 filed on August 10, 1992.) Specimen Stock Certificate for Class B Shares with respect to Seligman Global Smaller Companies Fund. (Incorporated by reference to Registrant's Form SE filed on April 16, 1996.)

(c)(2) Specimen Stock Certificates for Class A and Class D Shares with respect to Seligman Global Technology Fund (formerly, Seligman Henderson Global Technology Fund). (Incorporated by reference to Exhibit 4b of Registrant's Post-Effective Amendment No. 11, filed on May 10, 1994.) Specimen Stock Certificate for Class B Shares with respect to Seligman Global Technology Fund. (Incorporated by reference to Registrant's Form SE filed on April 16, 1996.)

(c)(3) Specimen Stock Certificates for Class A and Class D Shares with respect to Seligman Global Growth Fund (formerly, Seligman Henderson Global Growth Opportunities Fund). (Incorporated by reference to Registrant's Form SE filed on October 30, 1995.) Specimen Stock Certificate for Class B Shares with respect to Seligman Global Growth Fund. (Incorporated by reference to Registrant's Form SE filed on April 16, 1996.)

(c)(4) Specimen Stock Certificates for Class A, Class B and Class D Shares with respect to Seligman Emerging Markets Fund (formerly, Seligman Henderson Emerging Markets Growth Fund). (Incorporated by reference to Registrant's Form SE, filed on May 15, 1996.)


(c)(5) Additional rights of security holders are set forth in Article FIFTH and SEVENTH of the Registrant's Articles of Incorporation and Articles I and IV of Registrant's By-laws. (Incorporated by reference to Exhibits 1 and 2, respectively, to Registrant's Post-Effective Amendment No. 23, filed on February 27, 1997.)

(d) Management Agreement between the Registrant and J. & W. Seligman & Co. Incorporated. (Incorporated by reference to Post-Effective Amendment No. 36 filed on December 31, 2003.

(d)(1) Subadvisory Agreement between J. & W. Seligman & Co. Incorporated and Wellington Management Company, LLP. (Incorporated by reference to Post-Effective Amendment No. 36 filed on December 31, 2003.


(e) Addendum to Sales/Bank Agreement. (Incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement of Seligman Capital Fund, Inc. (File No. 811-1886) filed on May 28, 1999.)

(e)(1) Form of Bank Agreement between Seligman Advisors, Inc. and Banks. (Incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement of Seligman Capital Fund, Inc. (File No. 811-1886) filed on May 28, 1999.)

(e)(2) Distributing Agreement between the Registrant and Seligman Advisors, Inc. (Incorporated by reference to Exhibit 6 of Registrant's Post-Effective Amendment No. 17, filed on October 27, 1995.)

(e)(3) Sales Agreement between Seligman Advisors, Inc. and Dealers. (Incorporated by reference to Registrant's Post-Effective Amendment No. 20, filed on April 19, 1996.)

(e)(4) Form of Sales Agreement between Seligman Advisors, Inc. and Morgan Stanely Dean Witter & Co (formerly, Dean Witter Reynolds, Inc.). (Incorporated by reference to Exhibit 6b of the Post-Effective Amendment No. 53 to the Registration Statement of Seligman Capital Fund, Inc. (File No. 2-33566) filed on April 28, 1997.)

(e)(5) Form of Sales Agreement between Seligman Advisors, Inc. and Morgan Stanley Dean Witter & Co (formerly Dean Witter Reynolds, Inc.) with respect to certain Chilean institutional investors. (Incorporated by reference to Exhibit 6c of Post-Effective Amendment No. 53 to the Registration Statement of Seligman Capital Fund, Inc. (File No. 2-33566), filed on April 28, 1997.)

(e)(6) Form of Dealer Agreement between Seligman Advisors, Inc. and Salomon Smith Barney Inc (formerly, Smith Barney Inc). (Incorporated by reference to Exhibit 6d of the Post-Effective Amendment No. 53 to the Registration Statement of Seligman Capital Fund, Inc. (File No. 2-33566) filed on April 28, 1997.)

(e)(7) Form of Amended Sales Agreement between Seligman Advisors, Inc. and Dealers. (Incorporated by reference to Registrant's Post-Effective Amendment No. 33 filed on February 28, 2003.)

(f) Matched Accumulation Plan of J. & W. Seligman & Co. Incorporated. (Incorporated by reference to Exhibit 7 of the Post-Effective Amendment No. 21 to the Registration Statement of Seligman Frontier Fund, Inc. (File No. 2-92487) filed on January 29, 1997.)

(f)(1) Deferred Compensation Plan for Directors. (Incorporated by reference to Exhibit (f) of Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. filed on July 9, 2003.)

(g) Custody Agreement, dated May 1, 1996, between Registrant and Chase Manhattan Bank. (Incorporated by reference to Exhibit 8 of Registrant's Post-Effective Amendment No. 22 filed on November 20, 1996.)

(h) Recordkeeping Agreement between Registrant and Investors Fiduciary Trust Company. (Incorporated by reference to Registrant's Post-Effective Amendment No. 23, filed on February 27, 1997.)

(i) Opinion and Consent of Counsel in respect of Class R shares for Seligman Emerging Markets Fund, Seligman Global Growth Fund, Seligman Global Smaller Companies Fund, Seligman Global Technology Fund and Seligman International Growth Fund. (Incorporated by reference to Registrant's Post Effective Amendment No.35 filed on April 29, 2003.)

(i)(1) Opinion and Consent of Counsel in respect of Class I shares for Seligman Emerging Markets Fund, Seligman Global Growth Fund, Seligman Global Smaller Companies Fund and Seligman International Growth Fund. (Incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed on November 30, 2001.)

(i)(2) Opinion and Consent of Counsel on behalf of each of the Fund's Class C shares. (Incorporated by reference to Registrant's Post-Effective Amendment No. 28 filed on May 28, 1999.)

(i)(3) Opinion and Consent of Counsel on behalf of Registrant's Seligman International Growth Fund. (Incorporated by reference to Registrant's Post-Effective Amendment No. 23, filed on February 27, 1997.)

(i)(4) Opinion and Consent of Counsel on behalf of Registrant's Seligman Emerging Markets Fund. (Incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed on May 20, 1996.)

(i)(5) Opinion and Consent of Counsel on behalf of Registrant's Seligman Global Growth Fund. (Incorporated by reference to Registrant's Post-Effective Amendment No. 17 filed on October 27, 1995.)

(i)(6) Opinion and Consent of Counsel on behalf of Registrant's Seligman Global Technology Fund. (Incorporated by reference to Registrant's Post-Effective Amendment No. 27 filed March 1, 1999.)


(j)      *Consent of Independent Auditors.


(k)      Not applicable.

(l) Purchase Agreement (Investment Letter) for Initial Capital in respect of Class R shares between Registrant and Seligman Advisors, Inc. (Incorporated by reference to Registrant's Post Effective Amendment No. 35 filed on April 29, 2003.)

(l)(1) Purchase Agreement (Investment Letter) for Initial Capital in respect of Class I shares between Registrant and Seligman Advisors, Inc. (Incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed on November 30, 2001.)

(l)(2) Form of Purchase Agreement (Investment Letter) for Initial Capital in respect of Class C shares between Registrant and Seligman Advisors, Inc. (Incorporated by reference to Registrant's Post-Effective Amendment No. 28 filed on May 28, 1999.)

(l)(3) Form of Purchase Agreement (Investment Letter) for Initial Capital in respect of Class A and Class D shares between Registrant's Seligman International Growth Fund and Seligman Advisors, Inc. (Incorporated by reference to Registrant's Post-Effective Amendment No. 23 filed on February 27, 1997.) Form of Purchase Agreement (Investment Letter) for Initial Capital in respect of Class B shares between Registrant's Seligman International Growth Fund and Seligman Advisors, Inc. (Incorporated by reference to Exhibit 13a of Registrant's Post-Effective Amendment No. 20 filed on April 19, 1996.)

(l)(4) Form of Purchase Agreement (Investment Letter) for Initial Capital in respect of Class D shares between Registrant's Seligman Global Smaller Companies Fund and Seligman Advisors, Inc. (Incorporated by reference to Registrant's Post-Effective Amendment No. 23 filed on February 27, 1997.) Form of Purchase Agreement (Investment Letter) for Initial Capital in respect of Class B shares between Registrant's Seligman Global Smaller Companies Fund and Seligman Advisors, Inc. (Incorporated by reference to Exhibit 13b of Registrant's Post-Effective Amendment No. 20 filed on April 19, 1996.)

(l)(5) Form of Purchase Agreement (Investment Letter) for Initial Capital in respect of Class A and Class D shares between Registrant's Seligman Global Technology Fund and Seligman Advisors, Inc. (Incorporated by reference to Registrant's Post-Effective Amendment No. 23, filed on February 27, 1997.) Form of Purchase Agreement (Investment Letter) for Initial Capital in respect of Class B shares between Registrant's Seligman Global Technology Fund and Seligman Advisors, Inc. (Incorporated by reference to Exhibit 13c of Registrant's Post-Effective Amendment No. 20, filed on April 19, 1996.)

(l)(6) Form of Purchase Agreement (Investment Letter) for Initial Capital in respect of Class B shares between Registrant's Seligman Global Growth Fund and Seligman Advisors, Inc. (Incorporated by reference to Exhibit 13d of Registrant's Post-Effective Amendment No. 20 filed April 19, 1996.)

(l)(7) Copy of Purchase Agreement (Investment Letter) for Initial Capital in respect of Class A, Class B and Class D shares between Registrant's Seligman Emerging Markets Fund and Seligman Advisors, Inc. (Incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed on May 20, 1996.)

(m) Amended Administration, Shareholder Services and Distribution Plan of the Registrant. (Incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed on April 29, 2003.)

(m)(1) Form of Amended Administration, Shareholder Services and Distribution Plans for each of Seligman International Growth Fund, Seligman Global Smaller Companies Fund, Seligman Global Technology Fund, Seligman Global Growth Fund and Seligman Emerging Markets Fund (the Funds), and Form of Amended Administration, Shareholder Services and Distribution Agreements for each of the Funds. (Incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement of Seligman Capital Fund, Inc. (File No. 811-1886) filed on May 28, 1999.)

(m)(2) Form of Services Agreement between Morgan Stanley Dean Witter and Seligman Advisors, Inc. (Incorporated by reference to Exhibit (m)(3) of Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. filed on July 9, 2003.)

(m)(3) Form of Selected Dealer Agreement between Merrill Lynch and Seligman Advisors, Inc. (Incorporated by reference to Exhibit (m)(4) of Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. filed on July 9, 2003.)

(m)(4) Form of Services Agreement between Oppenheimer & Co., Inc and Seligman Advisors, Inc. (Incorporated by reference to Exhibit (m)(5) of Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. filed on July 9, 2003.)

(m)(5) Form of Services Agreement between Paine Webber Incorporated and Seligman Advisors, Inc. (Incorporated by reference to Exhibit (m)(6) of Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. filed on July 9, 2003.)

(m)(6) Form of Services Agreement among Fidelity Brokerage Services, LLC, National Financial Services, LLC, Seligman Advisors, Inc. and Seligman Data Corporation. (Incorporated by reference to Exhibit (m)(7) of Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. filed on July 9, 2003.)

(m)(7) Form of Participation Agreement between Salomon Smith Barney Inc. and Seligman Advisors, Inc. (Incorporated by reference to Exhibit (m)(8) of Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. filed on July 9, 2003.)

(m)(8) Form of Services Agreement between Charles Schwab & Co., Inc., the Registrant, Seligman Advisors, Inc. and Seligman Data Corporation. (Incorporated by reference to Exhibit (m)(9) of Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. filed on July 9, 2003.)

(m)(9) Form of Mutual Fund Dealer Agreement between Seligman Advisors, Inc. and Smith Barney Inc. (Incorporated by reference to Exhibit (m)(10) of Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. filed on July 9, 2003.)

(n) Plan of Multiple Classes of Shares (six Classes) pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended. . (Incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed on April 29, 2003.)

(n)(1) Plan of Multiple Classes of Shares (five Classes) pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended. (Incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed on November 30, 2001.)

(p) Code of Ethics of the Registrant and J. & W. Seligman & Co. Incorporated, Seligman Advisors, Inc. and affiliates. (Incorporated by reference to Exhibit (p)(1) of Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Monthly Dividend Real Estate Fund filed on July 9, 2003.)


(p)(1)   Code of Ethics of Wellington Management Company, LLP.

(Other Exhibits)  (a)   *Power of Attorney for Robert B. Catell.


                  (b) Power of Attorney for Leroy C. Richie. (Incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed on November 30, 2001.)

                  (c) Powers of Attorney. (Incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed on February 26, 1998.)

Item 24. Persons Controlled by or Under Common Control with Registrant. None.

Item 25. Indemnification. Reference is made to the provisions of Articles TWELFTH and THIRTEENTH of Registrant's Amended and Restated Articles of Incorporation filed as Exhibit 24(b)(1) and Article VII of Registrant's Amended and Restated By-laws filed as Exhibit 24(b)(2) to Registrant's Post-Effective Amendment No. 23 to its Registration Statement.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised by the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser. J. & W. Seligman & Co. Incorporated, a Delaware corporation (Seligman), is the Registrant's investment manager and is an investment adviser registered under the Investment Advisors Act of 1940, as amended (Advisors Act).

         Wellington Management Company, LLP, a Delaware corporation ("Wellington Management"), serves as subadviser to the registrant's Seligman Emerging Markets Fund, Seligman Global Growth Fund, Seligman Global Smaller Companies Fund and Seligman International Growth Fund, and is an investment adviser registered under the Advisors Act, as amended. Wellington Management is also subadviser to Seligman Global Growth Portfolio, Seligman Global Smaller Companies Portfolio and Seligman International Growth Portfolio, each a separate series of Seligman Portfolios, Inc.

         The list required by this Item 26 of officers and directors of Seligman and Wellington Management, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by Seligman and Wellington Management, pursuant to the Advisers Act (SEC File Nos. 801-15798 and 801-15908) which were filed on March 28, 2002 and July 11, 2003, respectively.

Item 27. Principal Underwriters.

(a) The names of each investment company (other than the Registrant) for which Registrant's principal underwriter currently distributing securities of the Registrant also acts as a principal underwriter are as follows: Seligman Capital Fund, Inc., Seligman Cash Management Fund, Inc., Seligman Common Stock Fund, Inc., Seligman Communications and Information Fund, Inc., Seligman Frontier Fund, Inc., Seligman Growth Fund, Inc., Seligman High Income Fund Series, Inc., Seligman Investment Grade Fixed Income Fund, Inc., Seligman Income and Growth Fund, Inc., Seligman LaSalle Real Estate Fund Series, Inc., Seligman Municipal Fund Series, Inc., Seligman Municipal Series Trust, Inc., Seligman New Jersey Municipal Fund, Inc., Seligman Pennsylvania Municipal Fund Series, Inc., Seligman Portfolios, Inc., Seligman Time Horizon/Harvester Series, Inc., Seligman Value Fund Series, Inc.

(b) Name of each director, officer or partner of Registrant's principal underwriter named in response to Item 20:


                             Seligman Advisors, Inc.
                             As of January 31, 2004

                (1)                                    (2)                                        (3)
         Name and Principal                    Positions and Offices                       Positions and Offices
         Business Address                      with Underwriter                            with Registrant
         ----------------                      ----------------                            ---------------
         William C. Morris*                    Chairman of the Board and Director          Chairman of the Board
         Brian T. Zino*                        Director                                    President, Director and
                                                                                           Chief Executive Officer
         David F. Stein*                       Director                                    None
         Stephen J. Hodgdon*                   President and Director                      None
         Rodney G.D. Smith*                    Director                                    None
         Charles W. Kadlec*                    Managing Director, Chief Investment         None
                                               Strategist
         Andrew S. Veasy*                      Managing Director, Sales                    None
         Thomas G. Rose*                       Senior Vice President, Finance              Vice President
         James R. Besher*                      Senior Vice President, Divisional           None
                                               Sales Director
         Gerald I. Cetrulo, III*               Senior Vice President, Sales                None
         Arthur A. Condron*                    Senior Vice President, Offshore             None
                                               Sales & Administration
         Matthew A. Digan*                     Senior Vice President, Domestic             None
                                               Funds
         Kenneth J. Dougherty*                 Senior Vice President, Sales                None

                             Seligman Advisors, Inc.

                (1)                                    (2)                                        (3)
         Name and Principal                    Positions and Offices                       Positions and Offices
         Business Address                      with Underwriter                            with Registrant
         ----------------                      ----------------                            ---------------
         Jonathan G. Evans*                    Senior Vice President, Sales                None
         T. Wayne Knowles*                     Senior Vice President, Divisional           None
                                               Sales Director
         Joseph Lam                            Senior Vice President, Regional             None
         Seligman International Inc.           Director, Asia
         Suite 1133, Central Building
         One Pedder Street
         Central Hong Kong
         Michelle L. Rappa*                    Senior Vice President, Retirement           None
                                               Plans
         Ronald W. Pond*                       Senior Vice President                       None
         Thomas P. Parnell*                    Senior Vice President, Sales
         J. Jeffery Rold*                      Senior Vice President, Divisional           None
                                               Sales Director
         Richard M. Potocki*                   Managing Director                           None
         Jorge Fernando Sanchez-Alcazar        Senior Vice President, Regional             None
         Seligman International, Inc.          Director, Latin America
         Av. Alicia M. de Justo 1148
         Fourth Floor #407B
         C1107AAX Buenos Aires, Argentina
         James C. Taylor*                      Senior Vice President, Sales                None
         Bruce M. Tuckey*                      Senior Vice President, Sales                None
         Mason S. Flinn*                       Senior Vice President, National             None
                                               Sales Manager of Retirement Plans
         Anna R. Brogan*                       Vice President, Regional Retirement         None
                                               Plans Manager
                                               Plans Manager
         Nicole Christiansen*                  Vice President, Sales Administration        None
                                               and Planning
         Peter Campagna*                       Vice President, Portfolio Advisory,         None
                                               Managed Money
         Jeffrey S. Dean*                      Vice President, Business Analysis           None
         Helen Delman*                         Vice President, Product Manager             None
         April S. Ferrell*                     Vice President, National Accounts           None
                                               Manager
         Timothy J. Kelly*                     Vice President, Manager Internal            None
                                               Sales
         David W. Mountford*                   Vice President, Regional Retirement         None
                                               Plans Manager
         Jeffery C. Pleet*                     Vice President, Regional Retirement         None
                                               Plans Manager
         Craig S. Prichard*                    Vice President, Regional Sales              None
         Nicholas C. Roberts*                  Vice President, Senior National             None
                                               Accounts Manager

                             Seligman Advisors, Inc.


                (1)                                    (2)                                        (3)
         Name and Principal                    Positions and Offices                       Positions and Offices
         Business Address                      with Underwriter                            with Registrant
         ----------------                      ----------------                            ---------------
         Steven J. Ralff*                      Vice President, Product Manager             None
         Paula A. Smith*                       Vice President, Product Manager 529         None
         John T. Szwed*                        Vice President, Product Manager             None
         Gary A. Terpening*                    Vice President, Director of Business        None
                                               Development
         Edward W. Urban*                      Vice President, Product Manager             None
         Joseph J. Williams, Jr.*              Vice President, Portfolio Advisor,          None
                                               Managed Money
         William DeSanto*                      Vice President, Portfolio Advisor,          None
                                               Managed Money
         Kevin M. Casey                        Vice President, Regional Sales              None
         15 Woodmere Drive
         Fort Salonga, NY  11768
         Edward S. Finocchiaro                 Vice President, Regional Sales              None
         120 Screenhouse Lane
         Duxbury, MA  02332
         Brett M. Frum                         Vice President, Regional Sales              None
         1681 Lago Mar Drive
         Dayton, OH  45458
         S. William Lehew, III                 Vice President, Regional Sales              None
         9900 Lampkin Park Drive
         Charlotte, NC  28269
         Mike Loftus                           Vice President, Regional Sales              None
         1625 Larimer, Unit 1002
         Denver, CO  80202
         Judith L. Lyon                        Vice President, Regional Sales              None
         7105 Harbour Landing
         Alpharetta, GA  30005
         Sean Maher                            Vice President, Regional Sales              None
         79 Compo Road
         Westport, CT  06880
         Leslie A. Mudd                        Vice President, Regional Sales              None
         9234 N. 115th Street
         Scottsdale, AZ  85259
         Thomas P. Parnell                     Vice President, Regional Sales              None
         1575 Edgecomb Road
         St. Paul, MN  55116
         John H. Pierucki                      Vice President, Regional Sales              None
         1307 Old Pond Lane
         Matthew, NC  28105
         Gregg Angelillo                       Assistant Vice President, Regional          None
         205 Hudson Street, Apt 910            Sales
         Hoboken, NJ  07030
         Frank J. Nasta*                       Corporate Secretary                         Secretary
         Albert A. Pisano*                     Vice President and Director of Compliance   None
         Katherine J. Shelter*                 Treasurer                                   None
         Sandra G. Floris*                     Assistant Vice President, Order Desk        None
         Keith R. Landry*                      Assistant Vice President, Order Desk        None

                             Seligman Advisors, Inc.


                (1)                                    (2)                                        (3)
         Name and Principal                    Positions and Offices                       Positions and Offices
         Business Address                      with Underwriter                            with Registrant
         ----------------                      ----------------                            ---------------
         Marcie L. Blanco*                     Assistant Vice President, Retirement        None
                                               Plans Consultant
         Thomas R. Bowen, Jr.*                 Assistant Vice President, Internal Sales    None
         Emily Calcagno*                       Assistant Vice President                    None
         Paula S. Chan*                        Assistant Vice President, Marketing         None
                                               Specialist
         Paul B. Goucher*                      Assistant Corporate Secretary               None
         Julie S. Rosenberg*                   Assistant Treasurer                         None
         Brian C. Kelleher*                    Assistant Vice President, Regional          None
                                               Sales


* The principal business address of each of these directors and/or officers is 100 Park Avenue, New York, NY 10017.

(c)   Not applicable.

Item 28. Location of Accounts and Records. The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the Rules 17 CFR 270.31(a)-1 to 31(a)-3 promulgated thereunder, are maintained by J. & W. Seligman & Co. Incorporated, located at 100 Park Avenue, New York, NY 10017 and at the following locations: (1) Custodian for the Funds: Chase Manhattan Bank, 1 Pierrepont Plaza, Brooklyn, New York 11201; (2) Record-keeping Agent for the Funds: State Street Bank and Trust Company, 801 Pennsylvania, Kansas City, Missouri 64105; and (3) Transfer Agent, Redemption and Other Shareholder Account Services for the Funds:
         Seligman Data Corp., 100 Park Avenue, New York, NY 10017.

Item 29. Management Services.  Not Applicable.

Item 30. Undertakings.  Not Applicable.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 37 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 25th day of February, 2004.


                                        SELIGMAN GLOBAL FUND SERIES, INC.


                                        By: /s/ Brian T. Zino
                                           -------------------------------------
                                              Brian T. Zino, President


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 37 to its Registration Statement has been signed below by the following persons in the capacities indicated on February 26, 2004.


         Signature                       Title
         ---------                       -----

/s/ Brian T. Zino                        President, Director and
-----------------------------            Chief Executive Officer
Brian T. Zino                            (Principal Executive Officer)

/s/ William C. Morris                    Chairman of the Board and Director
-----------------------------
William C. Morris

/s/ Lawrence P. Vogel                    Treasurer (Principal Financial and
-----------------------------            and Accounting Officer)
Lawrence P. Vogel


Robert B. Catell, Director   )
John R. Galvin, Director     )
Alice S. Ilchman, Director   )
Frank A. McPherson, Director )
John E. Merow, Director      )           /s/ Brian T. Zino
Betsy S. Michel, Director    )           -----------------------------------
Leroy C. Richie, Director    )               Brian T. Zino, Attorney-in-Fact
Robert L. Shafer, Director   )
James N. Whitson, Director   )

                        SELIGMAN GLOBAL FUND SERIES, INC.
                     Post-Effective Amendment No. 37 to the
                       Registration Statement on Form N-1A


                                  EXHIBIT INDEX

Form N-1A Item No.                Description
------------------                -----------




Item 23(j)                        Consent of Independent Auditors

(Other Exhibits)                  Power of Attorney for Robert B. Catell.